UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Managed Income Fund

BlackRock Strategic Income Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
Colombia — 0.5%
Banco de Bogota SA, 6.25%, 5/12/26 (a)	USD	526	$549,013

Common Stocks		Shares	Value
Colombia — 0.1%
Pacific Exploration and Production Corp. (b)		4,762	148,098

Corporate Bonds		Par (000)	Value
Argentina — 0.9%
Banco de Galicia y Buenos Aires SA, 8.25%, 7/19/26 (a)(c)	USD	496	538,304
Banco Hipotecario SA, 9.75%, 11/30/20 (a)		376	426,008

			964,312
Brazil — 1.4%
Vale Overseas Ltd., 6.88%, 11/21/36		1,469	1,579,322
Mexico — 1.5%
Cemex Finance LLC, 9.38%, 10/12/22		200	216,100
Cemex SAB de CV, 7.75%, 4/16/26		1,274	1,433,517

			1,649,617
Russia — 3.9%
ALROSA Finance SA, 7.75%, 11/03/20		2,181	2,498,139
Evraz Group SA, 8.25%, 1/28/21		1,734	1,939,999

			4,438,138
Total Corporate Bonds — 7.7%			8,631,389

Foreign Agency Obligations		Par (000)	Value
Argentina — 1.7%
YPF SA:
26.33%, 7/07/20 (c)	USD	372	$414,594
8.50%, 7/28/25		1,403	1,521,834

			1,936,428
Azerbaijan — 0.5%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23		552	535,440
Brazil — 4.7%
Petrobras Global Finance BV, 6.85%, 6/05/15		5,888	5,247,680
Kazakhstan — 2.0%
Kazakhstan Temir Zholy Finance BV, 6.95%, 7/10/42		1,137	1,194,453
KazMunayGas National Co. JSC, 5.75%, 4/30/43		1,014	996,509

			2,190,962
Mexico — 2.8%
Petroleos Mexicanos:
6.50%, 3/13/27 (a)		480	516,360
5.63%, 1/23/46		600	536,460
6.75%, 9/21/47		2,087	2,117,053

			3,169,873
Russia — 5.9%
Gazprom OAO Via Gaz Capital SA:
8.63%, 4/28/34		1,252	1,633,860
7.29%, 8/16/37		4,310	5,021,383

			6,655,243
South Africa — 1.4%
Eskom Holdings SOC Ltd., 7.13%, 2/11/25		1,606	1,621,533

Portfolio Abbreviations
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind
AGM	Assurance Guaranty Municipal Corp.	FKA	Formerly Known As	PLN	Polish Zloty
AKA	Also Known As	FTSE	Financial Times Stock Exchange	PRIBOR	Prague Interbank Offered Rate
AMBAC	AMBAC Assurance Corp.	GBP	British Pound	RB	Revenue Bonds
ARS	Argentine Peso	GO	General Obligation Bonds	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	HKD	Hong Kong Dollar	RON	Romanian New Leu
BRL	Brazilian Real	HUF	Hungarian Forint	RUB	Russian Ruble
BUBOR	Budapest Interbank Offered Rate	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CBOE	Chicago Board Options Exchange	KRW	South Korean Won	SPDR	Standard & Poor’s Depositary Receipts
CDO	Collateralized Debt Obligation	KZT	Kazakhstani Tenge	STIBOR	Stockholm Interbank Offered Rate
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CLO	Collateralized Loan Obligation	MIB	Milano Italia Borsa	THB	Thai Baht
CLP	Chilean Peso	MXIBTIIE	Mexico Interbank TIIE 28-Day	TRY	Turkish Lira
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	TWD	Taiwan New Dollar
CNY	Chinese Yuan	MYR	Malaysian Ringgit	UK RPI	United Kingdom Retail Price Index
COP	Colombian Peso	NOK	Norwegian Krone	USD	US Dollar
CZK	Czech Koruna	NZD	New Zealand Dollar	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	OTC	Over-the-counter	WTI	West Texas Intermediate
ETF	Exchange-Traded Fund	PEN	Peruvian Nuevo Sol	ZAR	South African Rand
EUR	Euro	PHP	Philippine Peso

BLACKROCK FUNDS II	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Foreign Agency Obligations		Par (000)	Value
Venezuela — 4.6%
Petroleos de Venezuela SA:
8.50%, 10/27/20 (a)	USD	4,404	$3,291,990
12.75%, 2/17/22		777	442,662
9.75%, 5/17/35		3,278	1,417,796

			5,152,448
Total Foreign Agency Obligations — 23.6%			26,509,607

Foreign Government Obligations		Par (000)	Value
Angola — 1.8%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19		2,017	2,077,543
Argentina — 7.3%
Argentina Bonar Bonds, 7.00%, 4/17/17		2,822	2,821,397
Province of Salta, Argentina, 9.13%, 7/07/24 (a)		536	564,520
Provincia de Buenos Aires:
10.88%, 1/26/21		200	229,000
9.13%, 3/16/24 (a)		1,304	1,445,810
9.63%, 4/18/28		427	479,307
Provincia de Cordoba, 7.45%, 9/01/24 (a)		1,105	1,119,365
Republic of Argentina, 7.63%, 4/22/46		1,507	1,533,373

			8,192,772
Bahrain — 0.7%
Kingdom of Bahrain, 7.00%, 10/12/28 (a)		760	793,128
Belarus — 2.6%
Republic of Belarus, 8.95%, 1/26/18		2,810	2,897,110
Brazil — 4.8%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/50	BRL	979	1,035,081
Series F, 10.00%, 1/01/21		10,006	3,217,016
Series F, 10.00%, 1/01/27		3,313	1,082,224

			5,334,321
Dominican Republic — 0.4%
Dominican Republic, 6.88%, 1/29/26 (a)	USD	383	419,385
Egypt — 1.9%
Arab Republic of Egypt:
6.13%, 1/31/22 (a)		1,026	1,067,040
8.50%, 1/31/47 (a)		944	1,014,800

			2,081,840
Gabon — 0.8%
Republic of Gabon, 6.95%, 6/16/25		904	882,304
Ghana — 2.7%
Republic of Ghana:
9.25%, 9/15/22 (a)		616	640,640
8.13%, 1/18/26		2,520	2,412,900

			3,053,540
Indonesia — 4.5%
Republic of Indonesia:
8.38%, 9/15/26	IDR	55,141,000	4,489,737
8.25%, 5/15/36		7,089,000	562,051

			5,051,788
Iraq — 2.0%
Republic of Iraq, 5.80%, 1/15/28	USD	2,532	2,232,566
Kazakhstan — 1.7%
Republic of Kazakhstan, 6.50%, 7/21/45		1,642	1,945,474

Foreign Government Obligations		Par (000)	Value
Lebanon — 2.5%
Lebanese Republic:
6.25%, 5/27/22	USD	893	$915,504
6.10%, 10/04/22		1,823	1,861,454

			2,776,958
Mexico — 2.5%
United Mexican States:
7.75%, 5/29/31	MXN	15,156	841,332
7.75%, 11/13/42		35,753	1,975,555

			2,816,887
Mozambique — 0.4%
Republic of Mozambique, 10.50%, 1/18/23 (b)(d)	USD	583	398,088
Nigeria — 1.6%
Federal Republic of Nigeria:
6.38%, 7/12/23		874	887,110
7.88%, 2/16/32		867	903,847

			1,790,957
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29		1	1,465
Peru — 1.0%
Republic of Peru, 6.35%, 8/12/28 (a)	PEN	3,522	1,102,082
Serbia — 3.5%
Republic of Serbia, 5.88%, 12/03/18	USD	3,740	3,934,480
South Africa — 4.4%
Republic of South Africa:
5.00%, 10/12/46		3,317	3,076,517
8.75%, 2/28/48	ZAR	28,208	1,901,754

			4,978,271
Turkey — 3.8%
Republic of Turkey:
5.13%, 3/25/22	USD	1,068	1,086,662
11.00%, 2/24/27	TRY	4,000	1,122,040
6.63%, 2/17/45	USD	1,900	2,023,576

			4,232,278
Ukraine — 1.6%
Ukraine Government, 7.75%, 9/01/19		1,772	1,806,554
Venezuela — 1.7%
Bolivarian Republic of Venezuela:
7.75%, 10/13/19		1,879	1,052,128
9.25%, 9/15/27		651	301,739
11.95%, 8/05/31		1,133	611,874

			1,965,741
Zambia — 1.8%
Republic of Zambia, 8.97%, 7/30/27		1,983	2,072,235
Total Foreign Government Obligations — 56.0%			62,837,767
Total Long-Term Investments (Cost — $95,583,398) — 87.9%			98,675,874

2	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Options Purchased	Value
(Cost — $966,785) — 0.6%	$ 627,606
Total Investments Before Options Written (Cost — $96,550,183*) — 88.5%	99,303,480

Options Written
(Premiums Received — $ 807,450) — (0.7)%	(806,952)
Total Investments Net of Options Written — 87.8%	98,496,528
Other Assets Less Liabilities — 12.2%	13,718,511

Net Assets — 100.0%	$112,215,039

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,837,769

Gross unrealized appreciation	$3,704,396
Gross unrealized depreciation	(1,238,685)

Net unrealized appreciation	$2,465,711

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Variable rate security. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.

During the period ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,328,120	(1,328,120)	—	—	$770	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(89)	Euro-OAT	June 2017	USD 13,960,784	$12,130

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,184,439	USD	9,369,418	Australia & New Zealand Bank Group	4/12/17	$(62,477)
AUD	737,557	USD	564,517	Citibank N.A.	4/12/17	(1,143)
AUD	6,265,768	USD	4,797,378	Citibank N.A.	4/12/17	(11,345)
CAD	378,623	USD	283,168	BNP Paribas S.A.	4/12/17	1,593
CAD	378,623	USD	283,493	BNP Paribas S.A.	4/12/17	1,268
CAD	6,815,204	USD	5,093,385	Citibank N.A.	4/12/17	32,308

BLACKROCK FUNDS II	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	150,847	USD	113,295	HSBC Bank PLC	4/12/17	$ 156
CAD	3,776,273	USD	2,831,736	HSBC Bank PLC	4/12/17	8,387
CLP	150,268,390	USD	226,400	Bank of America N.A.	4/12/17	1,184
CLP	74,581,208	USD	112,575	BNP Paribas S.A.	4/12/17	379
CLP	74,819,447	USD	112,680	BNP Paribas S.A.	4/12/17	635
CLP	150,166,631	USD	226,906	BNP Paribas S.A.	4/12/17	523
CLP	2,870,840,395	USD	4,335,962	Credit Suisse International	4/12/17	11,971
CLP	75,275,386	USD	112,923	JPMorgan Chase Bank N.A.	4/12/17	1,083
CNH	19,564,818	USD	2,845,171	HSBC Bank PLC	4/12/17	(848)
CNY	29,017,857	USD	4,195,151	BNP Paribas S.A.	4/12/17	12,190
CNY	19,343,235	USD	2,809,475	Deutsche Bank AG	4/12/17	(4,872)
CNY	19,371,696	USD	2,821,806	Deutsche Bank AG	4/12/17	(13,076)
CNY	58,534,851	USD	8,494,391	Deutsche Bank AG	4/12/17	(7,340)
COP	329,653,977	USD	112,943	BNP Paribas S.A.	4/12/17	1,529
COP	329,983,029	USD	111,935	BNP Paribas S.A.	4/12/17	2,652
CZK	2,286,372	USD	90,499	Bank of America N.A.	4/12/17	(36)
CZK	28,486,010	USD	1,138,075	BNP Paribas S.A.	4/12/17	(10,985)
EUR	588,984	USD	632,940	Bank of America N.A.	4/12/17	(4,272)
EUR	230,585	USD	249,676	BNP Paribas S.A.	4/12/17	(3,555)
EUR	93,810	USD	100,341	Citibank N.A.	4/12/17	(210)
EUR	261,258	USD	284,198	Deutsche Bank AG	4/12/17	(5,337)
EUR	260,092	USD	279,980	HSBC Bank PLC	4/12/17	(2,364)
EUR	2,758,312	USD	2,986,852	HSBC Bank PLC	4/12/17	(42,693)
EUR	7,149,554	USD	7,711,674	Nomura International PLC	4/12/17	(80,404)
GBP	271,307	USD	341,086	Barclays Bank PLC	4/12/17	(1,070)
GBP	334,064	USD	417,910	BNP Paribas S.A.	4/12/17	756
GBP	227,901	USD	284,179	HSBC Bank PLC	4/12/17	1,439
GBP	274,424	USD	342,335	HSBC Bank PLC	4/12/17	1,588
GBP	1,367,925	USD	1,711,223	HSBC Bank PLC	4/12/17	3,132
HUF	93,542,215	USD	323,956	Bank of America N.A.	4/12/17	(474)
HUF	806,580,771	USD	2,829,711	Bank of America N.A.	4/12/17	(40,438)
HUF	816,123,931	USD	2,858,377	Bank of America N.A.	4/12/17	(36,103)
HUF	80,802,182	USD	281,915	BNP Paribas S.A.	4/12/17	(2,489)
HUF	165,011,181	USD	571,499	Deutsche Bank AG	4/12/17	(867)
HUF	794,427,214	USD	2,766,730	Deutsche Bank AG	4/12/17	(19,486)
IDR	31,277,010,714	USD	2,341,970	Standard Chartered Bank	4/12/17	2,194
INR	280,701,706	USD	4,278,337	BNP Paribas S.A.	4/12/17	37,229
INR	89,506,506	USD	1,367,138	Deutsche Bank AG	4/12/17	8,954
JPY	42,805,643	USD	388,631	BNP Paribas S.A.	4/12/17	(3,950)
JPY	88,254,538	USD	801,396	BNP Paribas S.A.	4/12/17	(8,281)
JPY	177,096,781	USD	1,592,052	Citibank N.A.	4/12/17	(540)
JPY	317,472,551	USD	2,824,087	Credit Suisse International	4/12/17	28,937
JPY	329,402,958	USD	2,963,723	Credit Suisse International	4/12/17	(3,484)
JPY	331,497,510	USD	2,962,987	Credit Suisse International	4/12/17	16,075
JPY	2,891,254	USD	26,267	Deutsche Bank AG	4/12/17	(284)
JPY	128,690,131	USD	1,158,575	HSBC Bank PLC	4/12/17	(2,078)
JPY	157,678,268	USD	1,409,544	HSBC Bank PLC	4/12/17	7,460
JPY	310,514,532	USD	2,821,159	HSBC Bank PLC	4/12/17	(30,664)
JPY	535,063,259	USD	4,857,874	HSBC Bank PLC	4/12/17	(49,432)

4	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	31,354,132	USD	283,845	JPMorgan Chase Bank N.A.	4/12/17	$ (2,076)
JPY	31,341,494	USD	282,584	Standard Chartered Bank	4/12/17	(928)
KRW	314,150,934	USD	281,170	BNP Paribas S.A.	4/12/17	(206)
KRW	3,149,333,139	USD	2,819,204	BNP Paribas S.A.	4/12/17	(2,572)
KRW	4,515,545,626	USD	3,996,765	Citibank N.A.	4/12/17	41,751
KRW	653,663,605	USD	584,620	Deutsche Bank AG	4/12/17	(10)
KRW	1,817,479,976	USD	1,623,910	Deutsche Bank AG	4/12/17	1,569
KRW	2,197,789,888	USD	1,975,186	Deutsche Bank AG	4/12/17	(9,575)
MXN	27,950,000	USD	1,472,292	Citibank N.A.	4/12/17	17,814
MXN	5,387,337	USD	280,700	Deutsche Bank AG	4/12/17	6,517
MXN	194,542,074	USD	10,134,036	Deutsche Bank AG	4/12/17	237,642
NZD	402,135	USD	282,242	BNP Paribas S.A.	4/12/17	(431)
NZD	568,622	USD	401,558	BNP Paribas S.A.	4/12/17	(3,075)
PHP	141,965,138	USD	2,829,118	Bank of America N.A.	4/12/17	(1,296)
PHP	53,733,273	USD	1,070,384	Citibank N.A.	4/12/17	(64)
PLN	2,343,707	USD	593,434	Bank of America N.A.	4/12/17	(2,515)
PLN	5,342,554	USD	1,350,306	BNP Paribas S.A.	4/12/17	(3,287)
PLN	374,573	USD	94,846	Deutsche Bank AG	4/12/17	(404)
PLN	22,530,502	USD	5,650,580	HSBC Bank PLC	4/12/17	30,038
RUB	19,424,462	USD	342,161	BNP Paribas S.A.	4/12/17	2,010
RUB	383,557,409	USD	6,599,746	Citibank N.A.	4/12/17	196,279
RUB	116,943,071	USD	2,030,967	JPMorgan Chase Bank N.A.	4/12/17	41,077
RUB	176,670,272	USD	3,091,343	JPMorgan Chase Bank N.A.	4/12/17	38,971
THB	98,062,074	USD	2,830,074	BNP Paribas S.A.	4/12/17	23,379
TRY	7,006,144	USD	1,929,350	Barclays Bank PLC	4/12/17	(8,263)
TRY	1,030,353	USD	282,046	Citibank N.A.	4/12/17	477
TRY	30,797,237	USD	8,496,727	Citibank N.A.	4/12/17	(52,117)
TRY	5,200,092	USD	1,424,107	HSBC Bank PLC	4/12/17	1,759
TRY	5,461,862	USD	1,495,438	JPMorgan Chase Bank N.A.	4/12/17	2,206
TWD	17,119,591	USD	564,630	Citibank N.A.	4/12/17	(110)
USD	284,310	AUD	371,765	BNP Paribas S.A.	4/12/17	342
USD	283,346	AUD	371,765	HSBC Bank PLC	4/12/17	(622)
USD	2,378,301	AUD	3,114,696	HSBC Bank PLC	4/12/17	(824)
USD	2,789,903	AUD	3,665,909	HSBC Bank PLC	4/12/17	(10,258)
USD	5,833,104	AUD	7,632,966	HSBC Bank PLC	4/12/17	2,752
USD	415,324	AUD	544,919	JPMorgan Chase Bank N.A.	4/12/17	(906)
USD	2,094,307	AUD	2,748,187	Morgan Stanley & Co. International PLC	4/12/17	(4,863)
USD	1,409,744	BRL	4,411,088	BNP Paribas S.A.	4/12/17	4,572
USD	2,914,939	BRL	9,164,569	Deutsche Bank AG	4/12/17	(4,476)
USD	2,884,217	BRL	9,014,909	JPMorgan Chase Bank N.A.	4/12/17	12,477
USD	986,528	BRL	3,081,420	Standard Chartered Bank	4/12/17	4,928
USD	23,974	CAD	32,045	Bank of America N.A.	4/12/17	(127)
USD	676,699	CAD	902,428	Citibank N.A.	4/12/17	(2,014)
USD	2,845,492	CAD	3,803,413	Citibank N.A.	4/12/17	(15,042)
USD	2,845,863	CAD	3,811,771	JPMorgan Chase Bank N.A.	4/12/17	(20,958)
USD	56,910	CAD	76,069	Morgan Stanley & Co. International PLC	4/12/17	(302)
USD	2,837,171	CAD	3,779,206	Royal Bank of Scotland PLC	4/12/17	(5,157)
USD	1	CHF	1	HSBC Bank PLC	4/12/17	—
USD	1,916,724	CLP	1,271,171,205	Barclays Bank PLC	4/12/17	(8,485)

BLACKROCK FUNDS II	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	340,206	CLP	224,230,030	BNP Paribas S.A.	4/12/17	$ 606
USD	725,135	CLP	482,939,771	BNP Paribas S.A.	4/12/17	(6,285)
USD	2,814,208	CLP	1,882,001,827	BNP Paribas S.A.	4/12/17	(36,113)
USD	2,306,307	CLP	1,524,722,628	Deutsche Bank AG	4/12/17	(2,910)
USD	2,849,434	CNH	19,589,856	HSBC Bank PLC	4/12/17	1,471
USD	4,195,454	CNY	29,017,857	Deutsche Bank AG	4/12/17	(11,886)
USD	112,281	COP	328,422,132	BNP Paribas S.A.	4/12/17	(1,763)
USD	1,000,000	COP	2,900,886,000	BNP Paribas S.A.	4/12/17	(7,329)
USD	1,375,623	COP	4,059,463,261	Credit Suisse International	4/12/17	(34,021)
USD	227,026	COP	660,646,682	Deutsche Bank AG	4/12/17	(2,382)
USD	1,322,302	COP	3,861,452,279	Deutsche Bank AG	4/12/17	(18,583)
USD	1,584,091	COP	4,593,072,736	Goldman Sachs International	4/12/17	(10,847)
USD	1,133,501	CZK	28,486,010	Bank of America N.A.	4/12/17	6,411
USD	281,056	EUR	261,470	BNP Paribas S.A.	4/12/17	1,969
USD	347,292	EUR	319,321	BNP Paribas S.A.	4/12/17	6,456
USD	373,128	EUR	346,327	BNP Paribas S.A.	4/12/17	3,467
USD	468,139	EUR	433,846	BNP Paribas S.A.	4/12/17	5,062
USD	106,903	EUR	100,000	Citibank N.A.	4/12/17	165
USD	225,613	EUR	208,900	HSBC Bank PLC	4/12/17	2,638
USD	281,532	EUR	263,249	HSBC Bank PLC	4/12/17	546
USD	282,537	EUR	263,071	HSBC Bank PLC	4/12/17	1,741
USD	282,540	EUR	261,294	HSBC Bank PLC	4/12/17	3,641
USD	676,422	EUR	624,750	HSBC Bank PLC	4/12/17	9,579
USD	6,622,046	GBP	5,339,210	BNP Paribas S.A.	4/12/17	(69,329)
USD	3,018,300	GBP	2,433,308	Credit Suisse International	4/12/17	(31,248)
USD	371,555	GBP	297,988	Morgan Stanley & Co. International PLC	4/12/17	(1,899)
USD	1,448,598	HUF	415,124,803	Bank of America N.A.	4/12/17	13,037
USD	1,658,809	HUF	474,883,875	Bank of America N.A.	4/12/17	16,592
USD	69,300	IDR	923,768,387	BNP Paribas S.A.	4/12/17	65
USD	502,039	IDR	6,689,168,746	BNP Paribas S.A.	4/12/17	696
USD	173,418	INR	11,251,212	BNP Paribas S.A.	4/12/17	440
USD	2,839,617	JPY	317,853,066	Credit Suisse International	4/12/17	(16,827)
USD	8,782,766	JPY	969,061,246	Deutsche Bank AG	4/12/17	74,123
USD	282,001	JPY	31,334,315	HSBC Bank PLC	4/12/17	410
USD	282,852	JPY	31,342,265	HSBC Bank PLC	4/12/17	1,189
USD	2,888,195	JPY	319,843,872	HSBC Bank PLC	4/12/17	13,860
USD	7,253,650	JPY	820,311,696	HSBC Bank PLC	4/12/17	(118,228)
USD	2,863,353	KRW	3,188,343,184	Bank of America N.A.	4/12/17	11,831
USD	4,787,296	KRW	5,327,733,875	Bank of America N.A.	4/12/17	22,393
USD	1,676,443	KRW	1,879,292,579	Barclays Bank PLC	4/12/17	(4,318)
USD	574,002	KRW	637,290,928	JPMorgan Chase Bank N.A.	4/12/17	4,035
USD	558,991	MXN	10,645,575	Citibank N.A.	4/12/17	(8,560)
USD	1,180,141	MXN	22,699,816	Citibank N.A.	4/12/17	(30,061)
USD	1,413,674	MXN	26,701,475	Citibank N.A.	4/12/17	(9,869)
USD	3,148,473	MXN	59,998,880	Citibank N.A.	4/12/17	(50,264)
USD	288,169	MXN	5,431,507	HSBC Bank PLC	4/12/17	(1,403)
USD	1,136,282	MXN	21,929,512	HSBC Bank PLC	4/12/17	(32,852)
USD	4,258,100	MXN	81,953,527	Morgan Stanley & Co. International PLC	4/12/17	(111,112)
USD	22,502	MYR	100,247	Citibank N.A.	4/12/17	(140)

6	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	464,467	NZD	665,132	Deutsche Bank AG	4/12/17	$ (1,649)
USD	283,258	NZD	402,201	HSBC Bank PLC	4/12/17	1,401
USD	4,227,687	NZD	6,038,803	Royal Bank of Scotland PLC	4/12/17	(4,227)
USD	754,467	PEN	2,454,055	BNP Paribas S.A.	4/12/17	(111)
USD	3,897,598	PHP	195,698,411	Standard Chartered Bank	4/12/17	(543)
USD	565,889	PLN	2,212,119	Deutsche Bank AG	4/12/17	8,147
USD	63,051	RON	267,126	HSBC Bank PLC	4/12/17	455
USD	564,022	RUB	32,273,352	Citibank N.A.	4/12/17	(7,810)
USD	1,540,831	RUB	89,568,518	Credit Suisse International	4/12/17	(46,180)
USD	1,554,768	RUB	88,652,096	Goldman Sachs International	4/12/17	(16,005)
USD	2,727,757	RUB	157,200,630	JPMorgan Chase Bank N.A.	4/12/17	(57,587)
USD	1,000,021	RUB	57,020,004	UBS AG	4/12/17	(10,282)
USD	2,830,960	THB	98,078,604	HSBC Bank PLC	4/12/17	(22,975)
USD	1,123,898	TRY	4,094,923	Bank of America N.A.	4/12/17	1,069
USD	2,120,846	TRY	7,715,000	Barclays Bank PLC	4/12/17	5,391
USD	2,198,158	TRY	7,975,367	Barclays Bank PLC	4/12/17	11,311
USD	280,273	TRY	1,029,464	Deutsche Bank AG	4/12/17	(2,007)
USD	284,609	TRY	1,038,616	HSBC Bank PLC	4/12/17	(180)
USD	1,445,558	TRY	5,307,692	HSBC Bank PLC	4/12/17	(9,812)
USD	2,514,946	TRY	9,175,781	HSBC Bank PLC	4/12/17	(1,055)
USD	452,607	TRY	1,639,717	JPMorgan Chase Bank N.A.	4/12/17	2,996
USD	280,647	TWD	8,562,527	BNP Paribas S.A.	4/12/17	(1,704)
USD	284,250	TWD	8,557,064	Deutsche Bank AG	4/12/17	2,080
USD	281,950	ZAR	3,579,693	Bank of America N.A.	4/12/17	15,686
USD	1,786,505	ZAR	23,197,769	Bank of America N.A.	4/12/17	61,001
USD	1,075,337	ZAR	14,062,502	Barclays Bank PLC	4/12/17	29,341
USD	1,579,643	ZAR	21,315,228	Barclays Bank PLC	4/12/17	(5,824)
USD	1,152,047	ZAR	14,799,313	BNP Paribas S.A.	4/12/17	51,246
USD	664,745	ZAR	8,451,132	Citibank N.A.	4/12/17	36,134
USD	1,121,857	ZAR	13,999,875	Credit Suisse International	4/12/17	80,519
USD	560,905	ZAR	7,003,143	Deutsche Bank AG	4/12/17	39,998
USD	626,657	ZAR	7,969,845	Deutsche Bank AG	4/12/17	33,845
USD	277,615	ZAR	3,615,624	HSBC Bank PLC	4/12/17	8,678
USD	2,170,184	ZAR	27,466,284	HSBC Bank PLC	4/12/17	127,190
USD	89,759	ZAR	1,119,861	JPMorgan Chase Bank N.A.	4/12/17	6,462
USD	2,074,810	ZAR	26,280,000	JPMorgan Chase Bank N.A.	4/12/17	120,054
USD	975,760	ZAR	12,223,150	UBS AG	4/12/17	66,579
ZAR	3,660,667	USD	278,128	Bank of America N.A.	4/12/17	(5,841)
ZAR	21,255,945	USD	1,672,643	Bank of America N.A.	4/12/17	(91,585)
ZAR	32,921,423	USD	2,583,917	Barclays Bank PLC	4/12/17	(135,158)
ZAR	3,577,898	USD	283,318	BNP Paribas S.A.	4/12/17	(17,187)
ZAR	21,821,609	USD	1,621,460	BNP Paribas S.A.	4/12/17	1,673
ZAR	29,395,000	USD	2,335,025	Citibank N.A.	4/12/17	(148,569)
ZAR	34,735,645	USD	2,672,260	Citibank N.A.	4/12/17	(88,557)
ZAR	2,909,548	USD	215,572	Credit Suisse International	4/12/17	846
ZAR	2,936,227	USD	226,365	Credit Suisse International	4/12/17	(7,963)
ZAR	67,462,423	USD	5,273,579	Deutsche Bank AG	4/12/17	(255,595)
ZAR	3,520,620	USD	278,175	JPMorgan Chase Bank N.A.	4/12/17	(16,305)
ZAR	29,399,404	USD	2,256,546	JPMorgan Chase Bank N.A.	4/12/17	(69,762)

BLACKROCK FUNDS II	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	29,030,657	USD	446,608	Citibank N.A.	4/28/17	$ (1,279)
USD	447,141	INR	29,030,657	BNP Paribas S.A.	4/28/17	1,813
KZT	358,224,492	USD	1,109,054	JPMorgan Chase Bank N.A.	5/19/17	15,036
CNH	206,945	USD	29,858	Deutsche Bank AG	6/01/17	109
CNH	21,419,464	USD	3,096,193	Deutsche Bank AG	6/01/17	5,438
CNH	54,448,890	USD	7,882,005	Deutsche Bank AG	6/01/17	2,431
CNH	3,905,289	USD	566,154	HSBC Bank PLC	6/01/17	(651)
CNH	1,152,119	USD	165,556	JPMorgan Chase Bank N.A.	6/01/17	1,276
USD	550,691	CNH	3,811,882	Deutsche Bank AG	6/01/17	(1,286)
USD	7,000,027	CNH	48,363,189	Deutsche Bank AG	6/01/17	(3,173)
USD	282,043	CNH	1,960,137	HSBC Bank PLC	6/01/17	(1,793)
USD	1,473,140	CNH	10,262,631	HSBC Bank PLC	6/01/17	(12,933)
USD	2,408,256	CNH	16,734,969	HSBC Bank PLC	6/01/17	(15,041)
MXN	14,966,943	USD	791,797	BNP Paribas S.A.	6/23/17	(2,737)
MXN	107,800,795	USD	5,554,165	Deutsche Bank AG	6/23/17	129,115
MXN	125	USD	7	HSBC Bank PLC	6/23/17	–
USD	5,553,164	MXN	107,800,799	Barclays Bank PLC	6/23/17	(130,116)
Total						$(503,346)

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value

EUR Currency	Call	One-Touch	UBS AG	5/10/17	CHF	1.00	CHF	1.00	EUR	650	$23,423

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	05/15/17	ZAR	14.00	USD	5,500	$ 86,022
USD Currency	Call	Credit Suisse International	05/15/17	RUB	62.00	USD	5,500	10,502
USD Currency	Call	Morgan Stanley & Co. International PLC	05/15/17	BRL	3.30	USD	5,500	32,332
USD Currency	Call	UBS AG	05/15/17	TRY	4.00	USD	5,500	18,453
GBP Currency	Call	Deutsche Bank AG	06/09/17	USD	1.33	GBP	35,200	55,362
USD Currency	Call	Citibank N.A.	06/15/17	ZAR	13.20	USD	710	34,205
USD Currency	Call	JPMorgan Chase Bank N.A.	06/15/17	MXN	19.70	USD	710	7,982
USD Currency	Call	Barclays Bank PLC	06/21/17	TRY	3.80	USD	3,650	73,380
USD Currency	Call	Citibank N.A.	06/21/17	ZAR	13.50	USD	4,050	154,602
USD Currency	Call	Credit Suisse International	06/21/17	RUB	62.00	USD	4,600	29,140
USD Currency	Call	Deutsche Bank AG	06/21/17	MXN	20.25	USD	7,550	52,515

8	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Put	Morgan Stanley & Co. International PLC	05/08/17	USD	0.72	AUD	30,000	$7,506
EUR Currency	Put	Citibank N.A.	05/10/17	USD	1.05	EUR	7,500	42,182
Total								$604,183

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Put	Citibank N.A.	05/15/17	ZAR	13.00	USD	5,500	$(57,235)
USD Currency	Put	Credit Suisse International	05/15/17	RUB	57.50	USD	5,500	(131,710)
USD Currency	Put	Morgan Stanley & Co. International PLC	05/15/17	BRL	3.10	USD	5,500	(47,919)
USD Currency	Put	UBS AG	05/15/17	TRY	3.65	USD	5,500	(95,707)
USD Currency	Put	Barclays Bank PLC	06/21/17	TRY	3.65	USD	3,650	(70,752)
USD Currency	Put	Citibank N.A.	06/21/17	ZAR	12.70	USD	4,050	(33,709)
USD Currency	Put	Credit Suisse International	06/21/17	RUB	57.50	USD	4,600	(118,005)
USD Currency	Put	Deutsche Bank AG	06/21/17	MXN	19.25	USD	7,550	(251,915)
Total								$(806,952)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
ITRAXX.XO.26.V1	5.00%	12/20/21	EUR 38,556	$(672,476)
CDX.NA.HY.27.V2	5.00%	12/20/21	USD 12,773	(116,054)

Total				$(788,530)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.27%[1]	6-month EURIBOR	3/22/22	EUR	15,833	$(83,755)
0.28%[1]	6-month EURIBOR	3/28/22	EUR	12,006	(65,569)
0.47%[1]	6-month JPY LIBOR	8/08/46	JPY	94,000	83,471
1.24%[1]	6-month GBP LIBOR	10/14/46	GBP	61	3,044
0.77%[1]	6-month JPY LIBOR	11/22/46	JPY	217,500	37,750
2.71%[2]	3-month LIBOR	3/23/47	USD	2,789	36,194

Total					$ 11,135

[1]	The Fund pays the fixed rate and receives the floating rate.
[2]	The Fund pays the floating rate and receives the fixed rate.

BLACKROCK FUNDS II	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Barclays Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,116	$(17,734)	$24,735	$ (42,469)
Barclays Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	279	(4,434)	7,315	(11,749)
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	922	(19,458)	14,763	(34,221)
Royal Bank of Scotland Group PLC	1.00%	Citibank N.A.	6/20/21	EUR	762	(7,416)	20,244	(27,660)
Royal Bank of Scotland Group PLC	1.00%	Citibank N.A.	6/20/21	EUR	190	(1,849)	5,896	(7,745)
Lloyds TSB Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	2,088	(44,066)	18,228	(62,294)
Royal Bank of Scotland Group PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	800	(6,009)	14,862	(20,871)
United Mexican States	1.00%	Barclays Bank PLC	6/20/22	USD	7,539	104,669	184,133	(79,464)
United Mexican States	1.00%	BNP Paribas S.A.	6/20/22	USD	3,026	42,013	74,867	(32,854)
CDX.EM.27.V1	1.00%	Citibank N.A.	6/20/22	USD	26,250	1,341,692	1,410,807	(69,115)
Total						$1,387,408	$1,775,850	$(388,442)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.04%[1]	3-month LIBOR	Morgan Stanley & Co. LLC	4/03/22	USD	11,963	$10,666	$ 64	$ 10,602
1.67%[1]	6-month GBP LIBOR	Morgan Stanley & Co. LLC	1/25/47	GBP	1,733	(141,973)	108	(142,081)
0.87%[1]	6-month JPY LIBOR	Morgan Stanley & Co. LLC	1/27/47	JPY	408,632	(29,880)	65	(29,945)
2.73%[2]	3-month LIBOR	Morgan Stanley & Co. LLC	3/22/47	USD	2,788	51,940	50	51,890
2.62%[2]	3-month LIBOR	Morgan Stanley & Co. LLC	3/24/47	USD	2,778	(16,277)	50	(16,327)
Total						$(125,524)	$337	$(125,861)

[1]TheFund pays the fixed rate and receives the floating rate.
[2]TheFund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Capital Trusts	—	$549,013	—	$549,013
Common Stocks	$148,098	—	—	148,098
Corporate Bonds	—	8,631,389	—	8,631,389
Foreign Agency Obligations	—	26,509,607	—	26,509,607
Foreign Government Obligations	—	62,837,767	—	62,837,767
Options Purchased:
Foreign currency exchange contracts	—	627,606	—	627,606

Total	$148,098	$99,155,382	—	$99,303,480

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,919,925	—	$1,919,925
Interest rate contracts	$12,130	222,951	—	235,081
Liabilities:
Credit contracts	—	(1,176,972)	—	(1,176,972)
Foreign currency exchange contracts	—	(3,230,223)	—	(3,230,223)
Interest rate contracts	—	(337,677)	—	(337,677)

Total	$12,130	$(2,601,996)	—	$(2,589,866)

[1]	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	MARCH 31, 2017	11

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)	EUR	4,550	$11,212
Italy — 1.1%
Buoni Poliennali Del Tesoro Inflation Linked Bonds:
1.65%, 4/23/20		23,400	26,215,778
1.25%, 9/15/32		337	354,129

			26,569,907
Japan — 1.8%
Government of Japan Inflation Linked Bonds:
0.10%, 9/10/24	JPY	3,960,299	37,282,297
0.10%, 3/10/25		843,063	7,955,477

			45,237,774
New Zealand — 1.3%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	29,070	23,191,329
2.50%, 9/20/35		11,631	8,638,140

			31,829,469
United Kingdom — 0.8%
United Kingdom Gilt Inflation Linked Bonds:
0.13%, 3/22/26	GBP	9,152	13,880,891
0.63%, 3/22/40		2,232	4,662,904
0.13%, 11/22/65		913	2,730,193

			21,273,988
Total Foreign Government Obligations — 5.0%			124,922,350

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1.33%, 3/25/35 (a)(b)	USD	8,781	7,754,865
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 1.06%, 5/25/37 (a)		8,347	6,957,411

			14,712,276
Commercial Mortgage-Backed Securities — 0.1%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.87%, 8/10/45 (a)		3,969	3,964,495
Total Non-Agency Mortgage-Backed Securities — 0.7%			18,676,771

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.88%, 6/01/34 (a)	USD	53	$56,106

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/27		70,597	83,463,182
1.75%, 1/15/28		66,040	74,696,694
3.63%, 4/15/28		52,654	70,008,464
2.50%, 1/15/29		60,638	74,155,911
3.88%, 4/15/29		72,299	100,005,998
3.38%, 4/15/32		9,203	12,929,029
2.13%, 2/15/40-2/15/41		89,318	113,035,311
0.75%, 2/15/42-2/15/45		76,257	73,145,774
0.63%, 2/15/43		43,419	40,377,669
1.38%, 2/15/44		56,789	62,628,149
1.00%, 2/15/46		25,709	26,107,617
0.88%, 2/15/47		32,231	31,745,841
U.S. Treasury Inflation Indexed Notes:
2.63%, 7/15/17		829	841,600
1.63%, 1/15/18		719	733,578
0.13%, 4/15/18-7/15/26 (c)		857,116	859,717,693
1.38%, 7/15/18-1/15/20		118,730	123,601,835
1.25%, 7/15/20		70,105	74,201,839
1.13%, 1/15/21		119,814	126,187,023
0.63%, 7/15/21-1/15/26 (c)		180,578	184,798,943
0.25%, 1/15/25		112,041	111,120,732
2.38%, 1/15/25		64,218	74,087,656
0.38%, 7/15/25-1/15/27		126,269	126,009,320
2.00%, 1/15/26		44,894	50,949,275
Total U.S. Treasury Obligations — 99.0%			2,494,549,133
Total Long-Term Investments (Cost — $2,549,586,023) — 104.7%			2,638,204,360

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)		11,170,766	11,170,766
Total Short-Term Securities (Cost — $11,170,766) — 0.4%			11,170,766

Portfolio Abbreviations
AUD	Australian Dollar	EUR	Euro	LIBOR	London Interbank Offered Rate
CLO	Collateralized Loan Obligation	EURIBOR	Euro Interbank Offered Rate	NZD	New Zealand Dollar
CPI	Consumer Price Index	GBP	British Pound	REIT	Real Estate Investment Trust
CPURNSA	Consumer Price All Urban	HICP	Harmonised Index of Consumer	USD	U.S. Dollar
	Non-Seasonally Adjusted Index		Price Index	UK RPI	UK Retail Price Index
ETF	Exchange-Traded Fund	JPY	Japanese Yen

BLACKROCK FUNDS II	MARCH 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Options Purchased	Value
(Cost — $11,424,391) — 0.2%	$6,087,714
Total Investments Before Options Written (Cost — $2,572,181,180*) — 105.3%	2,655,462,840

Options Written
(Premiums Received — $6,079,467) — (0.1)%	(3,171,047)
Total Investments Net of Options Written — 105.2%	2,652,291,793
Liabilities in Excess of Other Assets — (5.2)%	(132,198,145)

Net Assets — 100.0%	$2,520,093,648

Notes to Consolidated Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,572,486,308

Gross unrealized appreciation	$97,224,626
Gross unrealized depreciation	(14,248,094)

Net unrealized appreciation	$82,976,532

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	During the period ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	23,501,183	(12,330,417)	11,170,766	$11,170,766	$38,263	—	—

(e)	Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Agricole Corporate and Investment Bank SA	0.52%	8/17/16	Open	$ 72,800,000	$72,800,000	U.S. Treasury Obligations	Open/Demand	[1]
Credit Agricole Corporate and Investment Bank SA	0.56%	9/1/16	Open	64,732,500	64,732,500	U.S. Treasury Obligations	Open/Demand	[1]
Total				$137,532,500	$137,532,500

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(49)	Australian Government Bonds (10 Year)	June 2017	USD	4,808,575	$(106,995)
(2,051)	Euro-BTP Italian Government Bond	June 2017	USD	245,604,504	(107,281)
254	Euro-BTP Italian Government Bond	June 2017	USD	35,412,810	(6,874)
(492)	Euro-Bund	June 2017	USD	84,724,061	(128,054)

2	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
378	Euro-OAT	June 2017	USD	59,294,118	$ 65,553
(1,057)	Euro-Schatz	June 2017	USD	126,568,697	78,800
(34)	Japanese Government Bonds (10 Year)	June 2017	USD	45,895,266	(109,241)
(253)	Long Gilt British	June 2017	USD	40,440,684	(304,544)
(394)	U.S. Treasury Bonds (30 Year)	June 2017	USD	59,432,438	360,451
(14)	U.S. Treasury Notes (10 Year)	June 2017	USD	1,743,875	(18)
(389)	U.S. Treasury Notes (2 Year)	June 2017	USD	84,200,266	39,231
2,383	U.S. Treasury Notes (5 Year)	June 2017	USD	280,542,400	(225,206)
(315)	U.S. Ultra Treasury Bonds	June 2017	USD	50,596,875	(248,947)
(348)	U.S. Ultra Treasury Bonds (10 Year)	June 2017	USD	46,593,937	(152,062)
(1,555)	Euro Dollar	December 2018	USD	380,936,125	51,993

Total	$(793,194)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,889,000	USD	4,493,607	Australia & New Zealand Bank Group	4/05/17	$ 5,193
AUD	350,000	USD	265,261	Northern Trust Corp.	4/05/17	2,116
GBP	1,300,000	USD	1,583,916	Morgan Stanley & Co. International PLC	4/05/17	45,042
USD	4,781,573	AUD	6,239,000	Citibank N.A.	4/05/17	15,396
USD	1,408,447	EUR	1,319,000	Bank of America N.A.	4/05/17	1,018
USD	2,059,398	EUR	1,895,000	Bank of America N.A.	4/05/17	37,353
USD	3,554,354	EUR	3,348,000	Bank of America N.A.	4/05/17	(18,103)
USD	7,125,050	EUR	6,631,103	Barclays Bank PLC	4/05/17	49,383
USD	1,313,433	EUR	1,215,000	Credit Suisse International	4/05/17	16,977
USD	318,492	EUR	301,000	Goldman Sachs International	4/05/17	(2,688)
USD	326,692	EUR	309,000	Goldman Sachs International	4/05/17	(3,024)
USD	1,763,251	EUR	1,668,000	Goldman Sachs International	4/05/17	(16,576)
USD	3,098,233	EUR	2,914,000	Goldman Sachs International	4/05/17	(11,128)
USD	1,234,888	EUR	1,167,000	Morgan Stanley & Co. International PLC	4/05/17	(10,350)
USD	72,303	EUR	67,000	State Street Bank and Trust Co.	4/05/17	811
USD	17,490,452	GBP	14,066,000	Barclays Bank PLC	4/05/17	(134,876)
USD	22,100,042	JPY	2,478,243,500	Bank of America N.A.	4/05/17	(164,813)
USD	22,137,650	JPY	2,478,243,500	UBS AG	4/05/17	(127,205)
USD	3,064,089	NZD	4,356,000	Australia & New Zealand Bank Group	4/05/17	10,915
USD	29,965,615	NZD	41,662,546	National Australia Bank Ltd.	4/05/17	763,829
USD	102,355	EUR	95,000	Citibank N.A.	5/04/17	852
USD	2,166,054	EUR	2,010,000	Morgan Stanley & Co. International PLC	5/04/17	18,469
USD	22,300,298	EUR	20,834,000	Morgan Stanley & Co. International PLC	5/04/17	40,200
USD	1,649,447	EUR	1,540,000	State Street Bank and Trust Co.	5/04/17	4,034
USD	15,930,053	GBP	12,766,000	Morgan Stanley & Co. International PLC	5/04/17	(77,275)
USD	31,893,083	NZD	45,720,000	Australia & New Zealand Bank Group	5/04/17	(128,491)
GBP	9,930,000	USD	12,416,720	Citibank N.A.	5/08/17	35,714
GBP	5,353,260	USD	6,732,789	Commonwealth Bank of Australia	5/08/17	(19,684)
GBP	4,250,000	USD	5,313,533	Deutsche Bank AG	5/08/17	16,059
GBP	14,336,740	USD	18,038,987	Deutsche Bank AG	5/08/17	(60,406)
GBP	29,530,000	USD	36,924,312	Deutsche Bank AG	5/08/17	106,946
GBP	10,315,000	USD	12,930,471	Morgan Stanley & Co. International PLC	5/08/17	4,761
GBP	19,860,000	USD	24,831,554	Morgan Stanley & Co. International PLC	5/08/17	73,315

BLACKROCK FUNDS II	MARCH 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	9,545,000	USD	11,961,937	Royal Bank of Scotland PLC	5/08/17	$ 7,699
USD	5,319,134	GBP	4,250,000	Citibank N.A.	5/08/17	(10,458)
USD	124,076,173	GBP	99,030,000	HSBC Bank PLC	5/08/17	(109,587)
USD	44,599,810	JPY	4,955,467,000	Citibank N.A.	5/08/17	21,652

Total	$ 383,070

Inflation Rate Caps Written

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	$(2,705)	$(1,014,650)	$1,011,945

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year)	Call	4/21/17	USD	125.00	1,414	$441,875
U.S. Treasury Notes (10 Year)	Put	4/21/17	USD	122.00	820	25,625
Total						$467,500

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	5/11/17	USD	1.09	EUR	23,445	$114,640
USD Currency	Call	Deutsche Bank AG	7/07/17	JPY	115.00	USD	50,170	327,689
GBP Currency	Put	Goldman Sachs International	5/19/17	USD	1.20	GBP	108,260	240,816
Total								$683,145

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.00%	Pay	3-month LIBOR	11/21/17	USD	16,600	$24,950
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.68%	Pay	3-month LIBOR	1/12/21	USD	7,700	938,888
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.25%	Pay	3-month LIBOR	1/05/22	USD	67,000	1,499,695
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	2,473,536
Total									$4,937,069

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year)	Call	4/21/17	USD	126.00	820	$(64,062)

4	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Barclays Bank PLC	5/11/17	USD	1.09	EUR	23,445	$(116,623)
GBP Currency	Call	Goldman Sachs International	5/19/17	USD	1.29	GBP	40,135	(163,762)
GBP Currency	Put	Goldman Sachs International	5/19/17	USD	1.17	GBP	108,260	(65,271)
Total								$(345,656)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	6/07/18	USD	219,600	$(48,848)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Pay	3-month LIBOR	3/29/19	USD	80,230	(290,474)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	6/07/18	USD	219,600	(1,590,637)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	2.70%	Receive	3-month LIBOR	3/29/19	USD	80,230	(397,909)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(433,461)
Total									$(2,761,329)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.86%[1]	3-month LIBOR	1/09/18[2]	1/09/20	USD	54,460	$ 74,686
2.21%[1]	3-month LIBOR	3/19/18[2]	3/19/20	USD	65,000	(261,642)
1.68%[1]	1-day Overnight Fed Funds Effective Rate	7/06/17[2]	8/31/21	USD	28,970	82,025
2.05%[1]	3-month LIBOR	7/06/17[2]	8/31/21	USD	101,360	(20,539)
2.45%[1]	3-month LIBOR	6/30/17[2]	11/15/26	USD	13,880	(53,521)
2.68%[3]	3-month LIBOR	1/07/22[2]	1/07/27	USD	23,360	(65,985)
1.56%[1]	6-month GBP LIBOR	N/A	12/09/36	GBP	4,300	(129,661)
1.73%[3]	3-month LIBOR	N/A	8/31/46	USD	3,900	(87,047)
0.91%[1]	6-month GBP LIBOR	N/A	9/06/46	GBP	3,915	611,517
1.40%[1]	6-month GBP LIBOR	N/A	11/02/46	GBP	16,500	1,456
1.62%[1]	6-month GBP LIBOR	N/A	1/19/47	GBP	8,500	(576,582)
1.68%[1]	6-month GBP LIBOR	N/A	2/01/47	GBP	4,250	(371,081)
1.61%[1]	6-month GBP LIBOR	N/A	2/15/47	GBP	4,250	(268,353)
3.62%[3]	UK RPI All Items Monthly	N/A	2/15/47	GBP	1,800	153,884
1.52%[1]	6-month GBP LIBOR	N/A	2/21/47	GBP	4,200	(142,488)

Total	$(1,053,331)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	The Fund pays the floating rate and receives the fixed rate.

BLACKROCK FUNDS II	MARCH 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.63%[1]	U.S. CPI Urban Consumers NAS (CPURNSA)	Barclays Bank PLC	9/13/17	USD	48,849	$ (288,661)	—	$ (288,661)
1.59%[2]	U.S. CPI Urban Consumers NAS (CPURNSA)	Barclays Bank PLC	9/13/18	USD	48,849	641,241	—	641,241
3.11%[1]	UK RPI All Items Monthly	Barclays Bank PLC	9/15/24	GBP	16,000	(661,880)	—	(661,880)
3.61%[1]	UK RPI All Items Monthly	Citibank N.A.	1/15/27	GBP	8,500	138,962	—	138,962
3.60%[1]	UK RPI All Items Monthly	Citibank N.A.	1/15/27	GBP	8,500	128,903	—	128,903
1.47%[2]	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Deutsche Bank AG	3/15/27	EUR	5,020	(74,633)	—	(74,633)
3.67%[1]	UK RPI All Items Monthly	UBS AG	12/15/36	GBP	2,700	111,618	—	111,618
1.90%[2]	U.S. CPI Urban Consumers NAS (CPURNSA)	Credit Suisse International	9/06/46	USD	7,280	865,954	—	865,954
3.17%[1]	UK RPI All Items Monthly	Royal Bank of Scotland PLC	9/15/46	GBP	3,325	(692,026)	—	(692,026)
3.59%[1]	UK RPI All Items Monthly	Morgan Stanley & Co. International PLC	11/15/46	GBP	7,400	526,994	—	526,994
3.63%[1]	UK RPI All Items Monthly	Citibank N.A.	1/15/47	GBP	7,500	782,115	—	782,115
3.70%[1]	UK RPI All Items Monthly	Citibank N.A.	2/15/47	GBP	3,750	599,875	—	599,875
1.97%[1]	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Deutsche Bank AG	3/15/47	EUR	5,020	265,434	—	265,434
3.57%[2]	UK RPI All Items Monthly	Deutsche Bank AG	3/15/47	GBP	3,665	(213,163)	—	(213,163)
3.49%[2]	UK RPI All Items Monthly	Deutsche Bank AG	3/23/47	GBP	1,785	2	—	2
Total						$2,130,735	—	$2,130,735

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	The Fund pays the fixed rate and receives the floating rate.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[1]	Deutsche Bank AG	2/15/41	USD	15,000	$340,625	$153,177	$187,448

[1]	Fund pays the total return of the reference entity and receives the floating rate.

6	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$124,922,350	—	$124,922,350
Non-Agency Mortgage-Backed Securities	—	18,676,771	—	18,676,771
U.S. Government Sponsored Agency Securities	—	56,106	—	56,106
U.S. Treasury Obligations	—	2,494,549,133	—	2,494,549,133
Short-Term Securities	$11,170,766	—	—	11,170,766
Options Purchased:
Foreign currency exchange contracts	—	683,145	—	683,145
Interest rate contracts	467,500	4,937,069	—	5,404,569

Total	$11,638,266	$2,643,824,574	—	$2,655,462,840

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,277,734	—	$1,277,734
Interest rate contracts	$596,028	769,684	—	1,365,712
Other contracts	—	5,414,375	—	5,414,375
Liabilities:
Foreign currency exchange contracts	—	(1,240,320)	—	(1,240,320)
Interest rate contracts	(1,453,284)	(4,738,228)	—	(6,191,512)
Other contracts	—	(1,930,363)	—	(1,930,363)

Total	$(857,256)	$(447,118)	—	$(1,304,374)

[1]

Derivative financial instruments are swaps, futures contracts, inflation indexed caps, forward foreign currency exchange contracts and options written. Swaps, futures contracts, inflation indexed caps, forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $137,532,500 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	MARCH 31, 2017	7

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Managed Income Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VII R Ltd., Series 2013-7RA, Class A1R, 2.14%, 10/15/28 (a)(b)	USD	250	$249,737
Apidos CLO XX, Series 2015-20A, Class A1R, 2.35%, 1/16/27 (a)(b)		250	250,482
Ballyrock CLO LLC, Series 2014-1A, Class A2, 3.28%, 10/20/26 (a)(b)		250	249,998
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 2.23%, 1/20/29 (a)(b)		500	503,434
Benefit Street Partners CLO X Ltd.:
Series 2016-10A, Class A1, 2.23%, 1/15/29 (a)(b)		250	251,944
Series 2016-10A, Class A2, 2.74%, 1/15/29 (a)(b)		250	250,584
BlueMountain CLO Ltd.:
Series 2014-1A, Class A1R, 2.28%, 4/30/26 (a)(b)		250	250,910
Series 2014-4A, Class A1R, 2.40%, 11/30/26 (a)(b)		250	250,025
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class A1AR, 2.19%, 2/24/29 (a)(b)		500	500,000
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, 2.80%, 10/20/28 (a)(b)		250	248,109
CIFC Funding Ltd., Series 2016-1A, Class A, 2.45%, 10/21/28 (a)(b)		250	250,740
Dryden Senior Loan Fund:
Series 2013-26A, Class A, 2.12%, 7/15/25 (a)(b)		250	250,050
Series 2014-34A, Class AR, 0.00%, 10/15/26 (a)(b)		500	500,000
Series 2015-41A, Class A, 2.52%, 1/15/28 (a)(b)		500	501,978
Grippen Park CLO Ltd., Series 2017-1A, Class A, 2.51%, 1/20/30 (a)(b)		500	500,000
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, 2.25%, 10/20/26 (a)(b)		500	499,741
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.45%, 11/22/25 (a)(b)		250	249,790
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 3.69%, 11/08/24 (a)(b)		250	250,575
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 2.51%, 4/20/26 (a)(b)		250	250,105
Voya CLO Ltd.:
Series 2013-3A, Class A2, 2.82%, 1/18/26 (a)(b)		250	249,999
Series 2013-3A, Class A2R, 2.66%, 1/18/26 (a)(b)		250	250,000
Total Asset-Backed Securities — 5.0%			6,758,201

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.7%
Boeing Co., 2.13%, 3/01/22		60	59,296
L3 Technologies, Inc., 4.95%, 2/15/21		50	53,725
Lockheed Martin Corp.:
3.35%, 9/15/21		100	103,597
3.10%, 1/15/23		345	349,720
3.55%, 1/15/26		120	121,961
Rockwell Collins, Inc.:
2.80%, 3/15/22		40	40,054
3.20%, 3/15/24		50	49,943
3.50%, 3/15/27		45	45,013
4.35%, 4/15/47		25	24,967

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
United Technologies Corp.:
1.95%, 11/01/21	USD	30	$29,408
4.50%, 6/01/42		105	111,128

			988,812
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.25%, 4/01/26		65	64,420
4.55%, 4/01/46		90	89,932
4.40%, 1/15/47		50	48,611

			202,963
Airlines — 0.3%
American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, 2/15/29		75	75,304
Delta Air Lines, Inc., 3.63%, 3/15/22		13	13,270
United Airlines Pass-Through Trust, 5.38%, 2/15/23		174	180,933
Virgin Australia Trust, 6.00%, 10/23/20 (a)		82	83,868

			353,375
Automobiles — 0.5%
BMW U.S. Capital LLC, 1.85%, 9/15/21 (a)		25	24,206
Daimler Finance North America LLC, 2.38%, 8/01/18 (a)		150	151,080
Ford Motor Credit Co. LLC, 4.13%, 8/04/25		200	200,975
General Motors Co.:
3.50%, 10/02/18		250	255,488
4.88%, 10/02/23		100	106,691

			738,440
Banks — 7.4%
Bank of America Corp.:
2.25%, 4/21/20		150	149,603
2.63%, 10/19/20		100	100,536
2.63%, 4/19/21		185	184,546
3.30%, 1/11/23		75	75,465
4.10%, 7/24/23		200	209,494
3.95%, 4/21/25		350	348,483
4.45%, 3/03/26		325	333,302
3.82%, 1/20/28 (b)		75	75,126
4.75%, 4/21/45		125	125,606
Bank of Montreal:
2.38%, 1/25/19		50	50,436
1.90%, 8/27/21		50	48,703
Bank of Nova Scotia:
1.95%, 1/15/19		50	50,168
2.45%, 3/22/21		100	99,968
Barclays Bank PLC, 2.50%, 2/20/19		250	252,077
Barclays PLC, 3.68%, 1/10/23		200	200,948
BB&T Corp., 2.05%, 5/10/21		100	98,459
Citigroup, Inc.:
2.50%, 7/29/19		250	252,256
2.90%, 12/08/21		75	75,286
3.20%, 10/21/26		150	143,484
4.45%, 9/29/27		250	253,011
3.89%, 1/10/28 (b)		125	125,557
Citizens Bank NA/Providence RI, 2.50%, 3/14/19		250	251,653
Commonwealth Bank of Australia, 2.25%, 3/13/19		250	251,608
Cooperatieve Rabobank UA, 1.38%, 8/09/19		250	246,550
Fifth Third Bancorp, 2.30%, 3/01/19		200	201,254
HSBC Holdings PLC, 4.25%, 3/14/24		250	253,667

BLACKROCK FUNDS II	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Managed Income Fund

Corporate Bonds		Par (000)	Value
Banks (continued)
HSBC USA, Inc.:
2.25%, 6/23/19	USD	100	$100,430
2.38%, 11/13/19		200	200,938
2.75%, 8/07/20		100	101,127
Huntington Bancshares, Inc., 3.15%, 3/14/21		100	101,729
JPMorgan Chase & Co.:
2.35%, 1/28/19		100	101,063
1.64%, 3/09/21 (b)		125	124,471
2.30%, 8/15/21		325	321,625
3.25%, 9/23/22		60	61,095
3.20%, 1/25/23		75	75,764
3.78%, 2/01/28 (b)		30	30,283
5.60%, 7/15/41		75	89,448
5.63%, 8/16/43		200	227,786
4.85%, 2/01/44		130	143,667
4.95%, 6/01/45		105	110,624
JPMorgan Chase Capital XXIII, 2.04%, 5/15/47 (b)		290	250,487
KeyCorp., 2.90%, 9/15/20		100	101,615
Lloyds Bank PLC, 2.00%, 8/17/18		200	200,526
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		33	33,216
Royal Bank of Canada:
2.35%, 10/30/20		50	50,097
2.50%, 1/19/21		50	50,343
2.75%, 2/01/22		30	30,275
Royal Bank of Scotland Group PLC, 4.80%, 4/05/26		250	255,830
Santander Holdings USA, Inc., 3.70%, 3/28/22 (a)		20	20,069
Santander UK PLC:
2.50%, 3/14/19		100	100,820
5.00%, 11/07/23 (a)		200	208,392
Sumitomo Mitsui Banking Corp., 1.75%, 1/16/18		250	250,406
Sumitomo Mitsui Financial Group, Inc., 2.85%, 1/11/22		60	60,100
SunTrust Bank, 2.25%, 1/31/20		30	30,097
Svenska Handelsbanken AB, 2.50%, 1/25/19		250	252,634
Toronto-Dominion Bank, 2.50%, 12/14/20		115	116,047
U.S. Bank NA:
2.00%, 1/24/20		250	250,930
2.80%, 1/27/25		250	245,321
Wells Fargo & Co.:
2.55%, 12/07/20		100	100,507
2.50%, 3/04/21		200	199,427
3.50%, 3/08/22		150	155,383
3.00%, 2/19/25		100	97,504
3.00%, 4/22/26		100	95,972
3.00%, 10/23/26		55	52,660
3.90%, 5/01/45		65	62,234
4.90%, 11/17/45		175	182,460
4.40%, 6/14/46		150	145,271
Westpac Banking Corp.:
1.60%, 8/19/19		100	98,933
2.80%, 1/11/22		30	30,180

			9,975,032
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		150	150,218
2.65%, 2/01/21		220	221,654
3.65%, 2/01/26		575	581,440
4.70%, 2/01/36		150	158,694
4.90%, 2/01/46		97	104,830

Corporate Bonds		Par (000)	Value
Beverages (continued)
Molson Coors Brewing Co.:
3.00%, 7/15/26	USD	65	$61,811
4.20%, 7/15/46		50	46,821

			1,325,468
Biotechnology — 1.3%
AbbVie, Inc.:
2.50%, 5/14/20		150	151,023
2.85%, 5/14/23		660	647,525
Amgen, Inc.:
3.88%, 11/15/21		50	52,624
3.63%, 5/15/22		125	129,924
4.40%, 5/01/45		100	97,064
4.66%, 6/15/51		63	63,039
Biogen, Inc.:
2.90%, 9/15/20		30	30,536
3.63%, 9/15/22		160	165,023
Gilead Sciences, Inc.:
2.55%, 9/01/20		75	75,808
4.40%, 12/01/21		50	53,679
3.25%, 9/01/22		115	117,474
4.50%, 2/01/45		6	5,919
4.75%, 3/01/46		115	117,299
4.15%, 3/01/47		100	93,257

			1,800,194
Building Products — 0.0%
Johnson Controls International PLC, 4.50%, 2/15/47		50	50,748
Capital Markets — 2.7%
Bank of New York Mellon Corp.:
2.30%, 9/11/19		200	201,896
3.55%, 9/23/21		50	52,081
2.20%, 8/16/23		125	120,007
Credit Suisse AG:
1.70%, 4/27/18		250	249,669
2.30%, 5/28/19		250	250,947
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 6/09/23		250	251,023
Deutsche Bank AG, 4.30%, 5/24/28 (b)		200	190,042
Goldman Sachs Group, Inc.:
2.60%, 12/27/20		15	15,002
2.63%, 4/25/21		155	154,576
2.35%, 11/15/21		35	34,278
3.00%, 4/26/22		195	195,478
3.50%, 1/23/25		50	49,808
3.75%, 2/25/26		100	100,642
6.75%, 10/01/37		100	123,394
5.15%, 5/22/45		155	162,864
Morgan Stanley:
2.20%, 12/07/18		115	115,472
2.80%, 6/16/20		300	303,639
2.50%, 4/21/21		20	19,892
2.63%, 11/17/21		70	69,539
3.75%, 2/25/23		150	154,906
3.88%, 1/27/26		225	227,993
4.38%, 1/22/47		100	100,072
State Street Corp.:
2.55%, 8/18/20		50	50,671
3.55%, 8/18/25		175	179,843
UBS AG, 2.38%, 8/14/19		250	251,678

			3,625,412
Chemicals — 0.4%
Air Liquide Finance SA, 2.25%, 9/27/23 (a)		200	190,843

2	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Managed Income Fund

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Airgas, Inc.:
2.38%, 2/15/20	USD	30	$30,187
3.05%, 8/01/20		90	92,459
Eastman Chemical Co, 3.80%, 3/15/25		100	102,138
LYB International Finance BV, 4.88%, 3/15/44		100	103,589
Praxair, Inc., 3.00%, 9/01/21		50	51,335

			570,551
Commercial Services & Supplies — 0.0%
Aviation Capital Group Corp., 2.88%, 1/20/22 (a)		20	19,862
Communications Equipment — 0.3%
Cisco Systems, Inc.:
4.95%, 2/15/19		200	212,318
1.85%, 9/20/21		25	24,517
2.50%, 9/20/26		150	142,420

			379,255
Consumer Finance — 1.2%
American Express Credit Corp.:
1.88%, 11/05/18		150	150,256
2.20%, 3/03/20		25	25,038
American Honda Finance Corp., 2.15%, 3/13/20		50	50,113
Capital One Bank USA NA, 2.15%, 11/21/18		250	250,457
Capital One Financial Corp., 3.05%, 3/09/22		35	34,979
Discover Financial Services, 4.10%, 2/09/27		175	175,059
Ford Motor Credit Co. LLC:
2.94%, 1/08/19		200	202,732
2.02%, 5/03/19		240	238,849
General Motors Financial Co., Inc.:
4.38%, 9/25/21		20	21,031
3.45%, 1/14/22		35	35,290
3.45%, 4/10/22		114	114,872
4.30%, 7/13/25		35	35,545
5.25%, 3/01/26		50	53,721
Nissan Motor Acceptance Corp., 1.55%, 9/13/19 (a)		50	49,296
Toyota Motor Credit Corp.:
2.75%, 5/17/21		100	101,655
2.60%, 1/11/22		30	30,147

			1,569,040
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22		175	176,334
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		150	156,322
BAT International Finance PLC, 2.75%, 6/15/20 (a)		100	100,861
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		50	55,992
BP Capital Markets PLC:
4.75%, 3/10/19		100	105,395
3.56%, 11/01/21		50	52,059
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	211,191
General Electric Capital Corp., 5.88%, 1/14/38		125	157,769
Shell International Finance BV:
1.38%, 9/12/19		125	123,506
1.88%, 5/10/21		50	48,968
3.63%, 8/21/42		100	90,239

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Voya Financial, Inc., 2.90%, 2/15/18	USD	150	$151,365

			1,430,001
Diversified Telecommunication Services — 1.2%
AT&T Inc.:
3.20%, 3/01/22		135	136,273
4.25%, 3/01/27		150	151,662
4.50%, 5/15/35		150	141,604
5.35%, 9/01/40		70	71,924
5.15%, 3/15/42		125	124,020
4.50%, 3/09/48		145	128,940
Verizon Communications, Inc.:
1.75%, 8/15/21		50	47,866
2.95%, 3/15/22 (a)		165	164,343
4.27%, 1/15/36		300	277,802
5.25%, 3/16/37		85	87,879
4.81%, 3/15/39 (a)		70	68,178
3.85%, 11/01/42		198	165,778
4.67%, 3/15/55		79	70,547

			1,636,816
Electric Utilities — 2.0%
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	308,824
Duke Energy Corp., 2.65%, 9/01/26		20	18,634
Duke Energy Progress LLC:
2.80%, 5/15/22		45	45,582
4.15%, 12/01/44		80	81,238
Emera U.S. Finance LP, 4.75%, 6/15/46		195	196,767
Entergy Corp., 4.00%, 7/15/22		150	157,118
Exelon Corp.:
2.45%, 4/15/21		70	69,162
3.40%, 4/15/26		355	349,152
Florida Power & Light Co., 4.13%, 2/01/42		100	103,381
Georgia Power Co., 2.85%, 5/15/22		45	45,241
Great Plains Energy, Inc., 3.15%, 4/01/22		35	35,340
Ohio Power Co., 6.60%, 3/01/33		229	284,359
Pacificorp., 4.10%, 2/01/42		50	50,155
Progress Energy, Inc., 6.00%, 12/01/39		75	90,027
Public Service Co. of Colorado, 3.60%, 9/15/42		60	56,829
Puget Energy, Inc., 5.63%, 7/15/22		275	304,276
Southern California Edison Co., 4.50%, 9/01/40		30	32,127
Southern Co., 2.95%, 7/01/23		435	423,429
Toledo Edison Co., 6.15%, 5/15/37		40	48,208

			2,699,849
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.20%, 4/01/20		30	29,996
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
2.80%, 6/01/20		77	77,555
3.30%, 2/15/21		25	25,351
4.40%, 2/15/26		50	51,724
AvalonBay Communities, Inc.:
3.63%, 10/01/20		30	31,102
3.95%, 1/15/21		25	26,233
2.85%, 3/15/23		175	172,790
Boston Properties LP:
5.63%, 11/15/20		80	88,176
4.13%, 5/15/21		20	21,031

BLACKROCK FUNDS II	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Managed Income Fund

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.:
3.40%, 2/15/21	USD	41	$41,705
2.25%, 9/01/21		25	24,304
5.25%, 1/15/23		275	300,090
4.45%, 2/15/26		75	78,022
ERP Operating LP:
2.38%, 7/01/19		50	50,324
4.75%, 7/15/20		35	37,444
Prologis LP, 3.35%, 2/01/21		35	36,039
Realty Income Corp., 3.00%, 1/15/27		125	117,245
Simon Property Group LP, 2.50%, 9/01/20		35	35,319

			1,214,454
Food & Staples Retailing — 0.7%
CVS Health Corp.:
2.80%, 7/20/20		175	177,933
5.13%, 7/20/45		78	86,057
CVS Pass-Through Trust, 8.35%, 7/10/31 (a)		82	105,752
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18		50	50,061
2.70%, 11/18/19		125	126,670
3.80%, 11/18/24		255	259,705
4.80%, 11/18/44		30	30,601
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		50	67,024
4.30%, 4/22/44		65	68,630

			972,433
Food Products — 0.4%
Kraft Heinz Foods Co.:
2.00%, 7/02/18		35	35,087
2.80%, 7/02/20		35	35,477
3.00%, 6/01/26		245	230,237
4.38%, 6/01/46		80	75,072
Wm. Wrigley Jr. Co.:
2.90%, 10/21/19 (a)		100	101,783
3.38%, 10/21/20 (a)		20	20,680

			498,336
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
2.35%, 11/22/19		35	35,145
2.90%, 11/30/21		50	50,219
3.88%, 9/15/25		40	40,642
4.75%, 11/30/36		85	87,631
4.90%, 11/30/46		30	31,076
Danaher Corp., 2.40%, 9/15/20		75	75,786
Medtronic, Inc.:
3.15%, 3/15/22		80	82,336
4.38%, 3/15/35		225	235,871
4.63%, 3/15/45		100	107,371

			746,077
Health Care Providers & Services — 0.8%
Aetna, Inc., 2.80%, 6/15/23		515	510,791
Anthem, Inc., 4.65%, 1/15/43		30	30,561
HCA, Inc., 3.75%, 3/15/19		175	178,938
UnitedHealth Group, Inc.:
2.70%, 7/15/20		90	91,809
3.10%, 3/15/26		60	59,549
4.38%, 3/15/42		85	88,114
4.75%, 7/15/45		105	115,068

			1,074,830
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20		50	52,607

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
2.10%, 12/07/18	USD	50	$50,305
2.75%, 12/09/20		100	101,344
4.70%, 12/09/35		125	130,981
4.45%, 3/01/47		25	25,083

			360,320
Household Durables — 0.2%
Newell Brands, Inc.:
3.15%, 4/01/21		35	35,754
3.85%, 4/01/23		80	82,686
4.20%, 4/01/26		135	140,500

			258,940
Industrial Conglomerates — 0.2%
General Electric Co.:
4.38%, 9/16/20		125	134,352
4.50%, 3/11/44		50	53,790
Honeywell International, Inc., 1.85%, 11/01/21		40	39,219

			227,361
Industrials — 0.1%
Eaton Corp., 4.15%, 11/02/42		75	73,919
Insurance — 1.1%
Allstate Corp., 5.75%, 8/15/53 (b)		425	456,067
American International Group, Inc.:
3.30%, 3/01/21		90	91,658
3.90%, 4/01/26		200	200,678
Aon PLC:
2.80%, 3/15/21		50	50,194
4.45%, 5/24/43		90	84,536
Berkshire Hathaway Finance Corp., 1.30%, 8/15/19		50	49,521
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		100	85,750
Marsh & McLennan Cos., Inc., 2.75%, 1/30/22		60	60,338
MetLife, Inc., 4.72%, 12/15/44		35	36,976
Metropolitan Life Global Funding I, 2.30%, 4/10/19 (a)		150	150,877
New York Life Global Funding, 2.00%, 4/13/21 (a)		50	49,214
Principal Life Global Funding II, 2.63%, 11/19/20 (a)		50	50,443
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		63	83,275
Travelers Cos., Inc., 4.30%, 8/25/45		85	88,421

			1,537,948
IT Services — 0.6%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		25	25,979
5.00%, 10/15/25		300	326,286
Total System Services, Inc., 4.80%, 4/01/26		50	53,822
Visa, Inc.:
2.80%, 12/14/22		115	116,000
3.15%, 12/14/25		155	155,536
Western Union Co., 3.60%, 3/15/22		150	151,070

			828,693
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		75	75,633
3.00%, 4/15/23		60	59,456

			135,089

4	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Managed Income Fund

Corporate Bonds		Par (000)	Value
Machinery — 0.1%
John Deere Capital Corp., 2.38%, 7/14/20	USD	100	$100,529
Parker-Hannifin Corp., 3.25%, 3/01/27 (a)		35	34,781

			135,310
Media — 1.6%
21st Century Fox America, Inc., 6.40%, 12/15/35		75	90,974
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		55	56,575
3.58%, 7/23/20 (a)		20	20,573
6.38%, 10/23/35		34	38,650
6.48%, 10/23/45		371	427,146
6.83%, 10/23/55		12	13,943
Comcast Corp.:
1.63%, 1/15/22		20	19,179
3.30%, 2/01/27		245	243,177
5.65%, 6/15/35		90	106,600
6.95%, 8/15/37		99	132,818
4.60%, 8/15/45		60	62,039
Cox Communications, Inc., 6.95%, 6/01/38 (a)		50	55,221
Discovery Communications LLC:
3.25%, 4/01/23		50	48,793
4.88%, 4/01/43		37	33,517
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		175	175,588
NBCUniversal Media LLC, 5.15%, 4/30/20		55	60,031
Sky PLC, 3.75%, 9/16/24 (a)		200	202,014
Time Warner Cable LLC, 4.50%, 9/15/42		37	33,533
Time Warner, Inc.:
3.60%, 7/15/25		42	41,528
3.88%, 1/15/26		83	83,188
3.80%, 2/15/27		70	69,237
4.65%, 6/01/44		17	16,072
4.85%, 7/15/45		58	56,409
Viacom, Inc., 3.45%, 10/04/26		150	142,674

			2,229,479
Metals & Mining — 0.2%
Newmont Mining Corp., 4.88%, 3/15/42		25	24,985
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28		100	131,071
Southern Copper Corp., 5.88%, 4/23/45		50	51,844

			207,900
Multiline Retail — 0.1%
Target Corp., 2.50%, 4/15/26		90	84,066
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 5.95%, 5/15/37		250	307,905
CMS Energy Corp., 3.00%, 5/15/26		45	43,167
Consumers Energy Co., 2.85%, 5/15/22		25	25,282
Dominion Gas Holdings LLC, 4.60%, 12/15/44		56	56,153
NiSource Finance Corp., 4.80%, 2/15/44		75	78,839
Pacific Gas & Electric Co., 4.75%, 2/15/44		75	82,382
Sempra Energy, 2.88%, 10/01/22		100	99,611
Virginia Electric & Power Co.:
5.40%, 4/30/18		70	72,719
2.95%, 1/15/22		75	76,409
4.45%, 2/15/44		150	158,257

			1,000,724
Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.:
4.85%, 3/15/21		65	69,534
5.55%, 3/15/26		180	199,761

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.:
3.25%, 4/15/22	USD	26	$26,133
5.10%, 9/01/40		50	51,447
Chevron Corp., 2.41%, 3/03/22		75	74,866
ConocoPhillips Co.:
2.88%, 11/15/21		25	25,213
4.95%, 3/15/26		155	172,038
Continental Resources, Inc., 5.00%, 9/15/22		100	101,000
Devon Energy Corp.:
4.00%, 7/15/21		40	41,279
3.25%, 5/15/22		168	166,427
4.75%, 5/15/42		50	48,159
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		145	176,354
Enbridge Energy Partners LP, 4.38%, 10/15/20		35	36,896
Encana Corp., 6.50%, 5/15/19		200	216,021
Energy Transfer Partners LP:
9.00%, 4/15/19		150	169,237
4.15%, 10/01/20		45	46,728
6.50%, 2/01/42		100	107,954
5.30%, 4/15/47		50	47,847
Enterprise Products Operating LLC:
2.85%, 4/15/21		50	50,217
6.45%, 9/01/40		106	128,044
4.45%, 2/15/43		60	57,092
4.90%, 5/15/46		100	102,357
EOG Resources, Inc., 2.45%, 4/01/20		65	65,372
Exxon Mobil Corp.:
1.82%, 3/15/19		50	50,190
2.22%, 3/01/21		25	25,048
3.04%, 3/01/26		50	49,994
Hess Corp., 5.60%, 2/15/41		75	75,116
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		80	81,301
3.50%, 9/01/23		70	68,895
6.38%, 3/01/41		257	279,238
Marathon Petroleum Corp., 4.75%, 9/15/44		84	75,969
Noble Energy, Inc.:
5.25%, 11/15/43		75	77,992
5.05%, 11/15/44		25	25,565
Occidental Petroleum Corp., 4.10%, 2/01/21		50	52,952
Pioneer Natural Resources Co.:
3.45%, 1/15/21		50	51,184
4.45%, 1/15/26		50	52,626
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22		30	30,418
4.65%, 10/15/25		150	154,515
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		240	255,210
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24		155	168,919
4.20%, 3/15/28 (a)		25	24,695
Spectra Energy Partners LP, 4.75%, 3/15/24		65	68,825
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		45	43,900
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,732
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		25	26,175
7.63%, 1/15/39		50	70,160
Valero Energy Corp., 6.63%, 6/15/37		110	130,199
Western Gas Partners LP, 2.60%, 8/15/18		425	427,396

BLACKROCK FUNDS II	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Managed Income Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP:
4.00%, 11/15/21	USD	35	$36,217
5.10%, 9/15/45		185	183,450

			4,776,857
Pharmaceuticals — 1.5%
Actavis Funding SCS:
2.45%, 6/15/19		150	150,874
3.45%, 3/15/22		85	86,792
4.55%, 3/15/35		65	65,177
4.85%, 6/15/44		260	263,550
Actavis, Inc., 3.25%, 10/01/22		75	75,446
Johnson & Johnson:
2.45%, 3/01/26		120	115,180
2.95%, 3/03/27		90	89,894
3.55%, 3/01/36		100	99,220
Merck & Co., Inc., 3.60%, 9/15/42		50	46,842
Mylan NV:
2.50%, 6/07/19		52	52,238
3.95%, 6/15/26		50	48,941
Novartis Capital Corp., 3.10%, 5/17/27		90	89,507
Pfizer, Inc., 4.30%, 6/15/43		135	138,600
Sanofi, 4.00%, 3/29/21		50	53,007
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/21		75	73,344
2.88%, 9/23/23		340	329,910
Teva Pharmaceutical Finance Netherlands III BV:
2.20%, 7/21/21		50	48,253
3.15%, 10/01/26		234	215,634

			2,042,409
Road & Rail — 0.9%
Burlington Northern Santa Fe LLC:
3.60%, 9/01/20		50	52,314
3.45%, 9/15/21		40	41,629
3.00%, 4/01/25		150	149,324
4.90%, 4/01/44		75	82,633
4.15%, 4/01/45		40	39,947
CSX Corp., 3.70%, 11/01/23		150	156,364
ERAC USA Finance LLC, 2.35%, 10/15/19 (a)		50	50,005
Norfolk Southern Corp., 2.90%, 6/15/26		125	120,692
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 3/15/18 (a)		215	218,341
3.05%, 1/09/20 (a)		50	50,797
Ryder System, Inc.:
2.88%, 9/01/20		75	75,908
2.25%, 9/01/21		40	39,173
Union Pacific Corp., 3.35%, 8/15/46		100	90,875

			1,168,002
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., 3.13%, 12/05/23		25	24,879
Applied Materials, Inc., 4.35%, 4/01/47		40	40,495
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 1/15/22 (a)		95	94,879
3.63%, 1/15/24 (a)		85	85,626
3.88%, 1/15/27 (a)		210	211,107
Intel Corp., 2.45%, 7/29/20		60	60,965
KLA-Tencor Corp., 4.65%, 11/01/24		24	25,554
Lam Research Corp.:
2.80%, 6/15/21		60	60,219
3.80%, 3/15/25		30	30,115
NVIDIA Corp.:
2.20%, 9/16/21		65	63,665
3.20%, 9/16/26		100	96,996
QUALCOMM, Inc., 2.25%, 5/20/20		20	20,044

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc., 2.75%, 3/12/21	USD	55	$55,933

			870,477
Software — 1.2%
Microsoft Corp.:
1.55%, 8/08/21		75	73,082
2.70%, 2/12/25		150	147,402
2.40%, 8/08/26		180	170,311
3.45%, 8/08/36		70	66,316
4.10%, 2/06/37		45	46,442
3.50%, 11/15/42		175	159,021
3.70%, 8/08/46		200	187,742
Oracle Corp.:
2.25%, 10/08/19		100	101,224
1.90%, 9/15/21		110	108,088
2.40%, 9/15/23		250	243,352
2.65%, 7/15/26		100	95,221
4.00%, 7/15/46		184	175,540

			1,573,741
Specialty Retail — 0.2%
Home Depot, Inc.:
2.00%, 4/01/21		40	39,818
4.20%, 4/01/43		100	103,042
Lowe’s Cos., Inc.:
1.15%, 4/15/19		50	49,419
4.65%, 4/15/42		50	53,353
3.70%, 4/15/46		50	46,466

			292,098
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.:
2.50%, 2/09/22		80	80,355
3.25%, 2/23/26		275	277,803
2.45%, 8/04/26		180	170,270
4.50%, 2/23/36		50	54,020
4.38%, 5/13/45		150	153,676
3.85%, 8/04/46		80	76,315
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (a)		150	193,724
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		185	187,229

			1,193,392
Tobacco — 0.7%
Altria Group, Inc.:
2.63%, 1/14/20		100	101,275
5.38%, 1/31/44		168	191,615
Philip Morris International, Inc.:
1.38%, 2/25/19		50	49,603
1.88%, 2/25/21		75	73,566
4.50%, 3/20/42		100	101,828
Reynolds American, Inc.:
3.25%, 6/12/20		150	153,909
4.45%, 6/12/25		190	199,996
7.00%, 8/04/41		98	117,166

			988,958
Trading Companies & Distributors — 0.3%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (a)(b)		200	208,750
Air Lease Corp., 3.88%, 4/01/21		75	77,749
GATX Corp., 2.50%, 7/30/19		60	60,575

			347,074
Wireless Telecommunication Services — 0.6%
Alltel Corp., 7.88%, 7/01/32		200	259,428

6	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Managed Income Fund

Corporate Bonds		Par (000)		Value
Wireless Telecommunication Services (continued)
America Movil SAB de CV, 3.13%, 7/16/22	USD	200		$201,509
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175		190,531
Vodafone Group PLC:
2.50%, 9/26/22		125		121,996
4.38%, 2/19/43		64		58,516

				831,980
Total Corporate Bonds — 39.3%				53,066,681

Equity-Linked Notes		Par (000)		Value
Aerospace & Defense — 0.1%
RBC Capital Markets LLC (Northrup Grumman Corp.), 7.86%, 4/27/17		—	(c)	49,229
RBC Capital Markets LLC (Raytheon Co.), 10.50%, 4/27/17		—	(c)	49,613

				98,842
Air Freight & Logistics — 0.0%
Citigroup Global Markets Holdings (United Parcel Service, Inc.), 5.76%, 4/25/17		—	(c)	50,491
Airlines — 0.1%
Canadian Imperial Bank of Commerce (Delta Air Lines, Inc.), 15.53%, 4/26/17		1		68,075
Credit Suisse AG (United Continental Holdings, Inc.), 15.50%, 4/20/17		1		96,114

				164,189
Automobiles — 0.0%
Canadian Imperial Bank of Commerce (General Motors Co.), 16.68%, 4/28/17		1		47,875
Banks — 0.3%
Canadian Imperial Bank of Commerce (SunTrust Banks, Inc.), 12.79%, 4/25/17		2		98,647
Canadian Imperial Bank of Commerce (Wells Fargo & Co.), 11.77%, 4/11/17		1		75,687
Merrill Lynch International & Co. (Regions Financial Corp.), 14.60%, 4/19/17		6		88,021
Nomura International Funding Pte. Ltd. (Fifth Third Bancorp):
13.79%, 4/19/17		2		48,589
13.79%, 4/20/17		2		48,580
Nomura International Funding Pte. Ltd. (JPMorgan Chase & Co.), 10.36%, 4/11/17		1		76,049

				435,573
Beverages — 0.0%
JP Morgan Structured Products BV (Molson Coors Brewing Co.), 10.12%, 5/02/17		1		48,481
Biotechnology — 0.0%
Citigroup Global Markets Holdings (Celegene Corp.), 12.41%, 5/04/17		—	(c)	51,640
Building Products — 0.2%
Canadian Imperial Bank of Commerce (Owens Corning):
11.04%, 4/27/17		—	(c)	8,149
10.99%, 4/28/17		—	(c)	8,147
Credit Suisse AG (Masco Corp.), 10.80%, 4/27/17		1		49,520
JP Morgan Structured Products BV (Johnson Controls International PLC), 16.40%, 5/01/17		1		50,047
Merrill Lynch International & Co. (Fortune Brands Home & Security, Inc.), 8.52%, 5/04/17		1		51,790

Equity-Linked Notes		Par (000)		Value
Building Products (continued)
Merrill Lynch International & Co. (USG Corp.), 18.83%, 4/20/17	USD	2		$48,182

				215,835
Capital Markets — 0.2%
BNP Paribas SA (E*TRADE Financial Corp.), 19.65%, 4/21/17		1		49,996
Credit Suisse AG (Morgan Stanley), 14.80%, 4/20/17		2		100,721
JP Morgan Structured Products BV (Charles Schwab Corp.), 12.81%, 4/18/17		2		99,199
Royal Bank of Canada (Goldman Sachs Group, Inc.), 11.35%, 4/19/17		—	(c)	46,247

				296,163
Chemicals — 0.3%
BNP Paribas Arbitrage Issuance BV (Koninklijke DSM NV), 6.83%, 5/02/17	EUR	1		51,768
Citigroup Global Markets Holdings (Praxair, Inc.), 11.84%, 4/27/17	USD	—	(c)	50,583
JP Morgan Structured Products BV (Scotts Miracle-Gro Co., Class A), 7.51%, 5/03/17		1		50,971
Merrill Lynch International & Co. (Dow Chemical Co.), 11.49%, 4/27/17		1		52,198
Nomura International Funding Pte. Ltd. (E.I. du Pont de Nemours & Co.):
8.79%, 4/24/17		1		51,963
8.76%, 4/26/17		1		51,873
Nomura International Funding Pte. Ltd. (Mitsui Chemicals, Inc.), 21.95%, 5/12/17	JPY	10		50,145

				359,501
Construction Materials — 0.1%
Credit Suisse AG (Vulcan Materials Co.), 11.90%, 5/08/17	USD	—	(c)	50,633
Royal Bank of Canada (Eagle Materials):
15.08%, 5/17/17		—	(c)	24,037
15.01%, 5/18/17		—	(c)	24,046

				98,716
Consumer Finance — 0.1%
BNP Paribas Arbitrage Issuance BV (Discover Financial Services):
10.92%, 4/25/17		1		49,411
11.09%, 4/26/17		1		49,385
Citigroup Global Markets Holdings (Ally Financial, Inc.), 12.35%, 4/25/17		2		44,518

				143,314
Diversified Financial Services — 0.1%
Nomura International Funding Pte. Ltd. (Bank of America Corp.), 15.07%, 4/11/17		3		76,696
Electrical Equipment — 0.1%
Barclays Bank PLC (Schneider Electric SE):
24.04%, 5/25/17	EUR	—	(c)	24,642
23.74%, 5/26/17		—	(c)	24,626
BNP Paribas Arbitrage Issuance BV (Legrand SA), 9.19%, 5/10/17		1		53,179

				102,447
Electronic Equipment, Instruments & Components — 0.1%
Canadian Imperial Bank of Commerce (Corning, Inc.):
8.69%, 4/24/17		2		51,394
8.75%, 4/26/17	USD	2		51,278

BLACKROCK FUNDS II	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Managed Income Fund

Equity-Linked Notes		Par (000)		Value
Electronic Equipment, Instruments & Components (continued)
Societe Generale SA (Flex Ltd.), 10.10%, 4/28/17	USD	3		$51,806

				154,478
Energy Equipment & Services — 0.1%
Canadian Imperial Bank of Commerce (Halliburton Co.), 12.57%, 4/25/17		2		88,201
Food & Staples Retailing — 0.1%
Canadian Imperial Bank of Commerce (Kroger Co.), 13.64%, 6/13/17		2		50,356
Nomura International Funding Pte. Ltd. (Walgreens Boots Alliance, Inc.):
11.09%, 4/05/17		1		49,072
11.10%, 4/06/17		1		49,066
SGA Societe Generale Acceptance NV (CVS Health Corp.), 10.22%, 5/02/17		1		50,509

				199,003
Food Products — 0.2%
BNP Paribas Arbitrage Issuance BV (Danone SA), 17.68%, 5/31/17	EUR	1		51,394
BNP Paribas SA (Kraft Heinz Foods Co.), 10.94%, 5/03/17	USD	1		49,715
RBC Capital Markets LLC (Kellogg Co.), 11.03%, 5/02/17		1		48,331
RBC Capital Markets LLC (Mondelez International, Inc., Class A), 15.18%, 4/26/17		1		48,292
SGA Societe Generale Acceptance NV (Tyson Foods, Inc.), 11.81%, 5/09/17		1		48,243

				245,975
Health Care Equipment & Supplies — 0.1%
BNP Paribas Arbitrage Issuance BV (Intuitive Surgical, Inc.), 8.16%, 4/26/17		—	(c)	102,077
Health Care Providers & Services — 0.2%
BNP Paribas Arbitrage Issuance BV (UnitedHealth Group, Inc.), 11.74%, 4/06/17		—	(c)	50,698
BNP Paribas Arbitrage Issuance BV (WellCare Health Plans, Inc.), 10.71%, 5/01/17		—	(c)	49,594
Merrill Lynch International & Co. (Fresenius SE & Co.):
8.55%, 5/04/17	EUR	—	(c)	15,718
8.55%, 5/05/17		—	(c)	25,048
Royal Bank of Canada (Humana, Inc.), 11.56%, 5/04/17	USD	—	(c)	49,692
SGA Societe Generale Acceptance NV (Anthem, Inc.), 12.30%, 4/26/17		—	(c)	51,428
SGA Societe Generale Acceptance NV (Cardinal Health, Inc.), 0.38%, 4/26/17		—	(c)	25,530

				267,708
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas Arbitrage Issuance BV (MGM Resorts International), 17.61%, 5/05/17		2		50,334
Deutsche Bank AG (Wyndham Worldwide Corp.), 8.57%, 5/12/17		1		49,936
HSBC Bank PLC (MGM Resorts International), 16.03%, 4/04/17		2		50,258
JP Morgan Structured Products BV (Hilton Worldwide Finance LLC), 11.01%, 5/12/17		1		49,633
JP Morgan Structured Products BV (Royal Caribbean Cruises Ltd.), 11.91%, 4/27/17		1		50,034
Merrill Lynch International & Co. (Aramark Services, Inc.), 8.24%, 5/10/17		1		50,269
Royal Bank of Canada (Domino’s Pizza, Inc.), 11.05%, 4/27/17		—	(c)	49,947

				350,411

Equity-Linked Notes		Par (000)		Value
Household Durables — 0.2%
Bank BGZ BNP Paribas SA (Mohawk Industries, Inc.), 8.62%, 5/03/17	USD	—	(c)	$25,241
Barclays Bank PLC (Barratt Developments PLC), 14.96%, 6/06/17	GBP	8		52,597
Barclays Bank PLC (Mohawk Industries, Inc.), 12.19%, 5/04/17	USD	—	(c)	50,021
Royal Bank of Canada (DR Horton, Inc.), 10.76%, 4/20/17		2		50,634
Royal Bank of Canada (Mohawk Industries, Inc.), 9.82%, 4/03/17		—	(c)	25,198

				203,691
Household Products — 0.1%
Citigroup Global Markets Holdings (Kimberly-Clark Corp.), 9.55%, 4/24/17		—	(c)	49,704
SGA Societe Generale Acceptance NV (Church & Dwight Co., Inc.), 0.29%, 4/26/17		1		25,571

				75,275
Industrial Conglomerates — 0.1%
HSBC Bank PLC (Siemens AG), 11.00%, 5/05/17	EUR	—	(c)	50,928
Societe Generale SA (Siemens AG), 7.90%, 5/04/17		—	(c)	52,706

				103,634
Insurance — 0.0%
HSBC Bank PLC (Aegon NV), 18.11%, 5/08/17		9		44,943
Internet Software & Services — 0.0%
BNP Paribas SA (Alphabet, Inc.), 6.14%, 4/28/17	USD	—	(c)	51,022
IT Services — 0.0%
Nomura International Funding Pte. Ltd. (Fujitsu Ltd.), 24.21%, 4/27/17	JPY	4		26,305
Leisure Products — 0.0%
Merrill Lynch International & Co. (Mattel, Inc.), 11.02%, 4/19/17	USD	2		49,937
Machinery — 0.2%
BNP Paribas Arbitrage Issuance BV (Illinois Tool Works, Inc.):
7.06%, 4/25/17		—	(c)	51,320
7.20%, 4/26/17		—	(c)	51,268
HSBC Bank PLC (PACCAR, Inc.), 9.84%, 4/25/17		1		48,798
Merrill Lynch International & Co. (Ingersoll-Rand Luxembourg Finance SA), 0.40%, 4/24/17		1		49,970
Royal Bank of Canada (Parker-Hannifin Corp.), 9.05%, 4/25/17		—	(c)	50,666

				252,022
Media — 0.2%
Barclays Bank PLC (Interpublic Group of Cos., Inc.), 9.52%, 4/21/17		2		50,111
Canadian Imperial Bank of Commerce (Comcast Corp., Class A), 8.64%, 4/26/17		1		49,976
Citigroup, Inc. (Twenty-First Century Fox, Inc.):
6.42%, 5/08/17		1		25,557
6.43%, 5/09/17		1		25,549
JP Morgan Structured Products BV (Discovery Communications, Inc.):
14.92%, 5/08/17		1		25,399
14.92%, 5/09/17		1		25,400
SGA Societe Generale Acceptance NV (Viacom, Inc.), 12.45%, 5/02/17		1		52,463

				254,455

8	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Managed Income Fund

Equity-Linked Notes		Par (000)		Value
Metals & Mining — 0.0%
Barclays Bank PLC (ArcelorMittal), 26.60%, 5/12/17	USD	6		$47,913
Multi-Utilities — 0.0%
JP Morgan Structured Products BV (E.ON SE):
12.23%, 5/10/17	EUR	3		25,369
12.46%, 5/11/17		3		25,365

				50,734
Oil, Gas & Consumable Fuels — 0.2%
Canadian Imperial Bank of Commerce (Kinder Morgan, Inc.), 12.17%, 4/20/17	USD	5		98,592
Credit Suisse AG (Williams Cos., Inc.), 18.10%, 5/04/17		2		50,137
HSBC Bank PLC (Williams Cos., Inc.), 18.55%, 4/04/17		2		52,419

				201,148
Pharmaceuticals — 0.0%
HSBC Bank PLC (Allergan PLC), 12.95%, 5/09/17		—	(c)	48,454
Real Estate Management & Development — 0.0%
Nomura International Funding Pte. Ltd. (Sumitomo Realty & Development Co.), 21.94%, 4/19/17	JPY	1		16,344
Semiconductors & Semiconductor Equipment — 0.2%
BNP Paribas SA (Cirrus Logic, Inc.), 17.94%, 4/25/17	USD	1		50,730
Canadian Imperial Bank of Commerce (Micron Technology, Inc.), 17.52%, 4/05/17		2		54,060
Citigroup Global Markets Holdings (Applied Materials, Inc.), 12.25%, 4/04/17		1		52,114
HSBC Bank PLC (SK Hynix, Inc.), 13.34%, 4/26/17		1		23,357
Royal Bank of Canada (Applied Materials, Inc.), 8.34%, 5/18/17		1		50,298

				230,559
Software — 0.1%
Citigroup Global Markets Holdings (VMware, Inc.), 12.52%, 4/19/17		1		51,096
HSBC Bank PLC (Konami Holdings Corp.), 21.76%, 5/10/17	JPY	1		50,652
RBC Capital Markets LLC (Electronic Arts, Inc.):
9.37%, 5/05/17	USD	—	(c)	26,009
9.11%, 5/09/17		—	(c)	25,997

				153,754
Specialty Retail — 0.2%
BNP Paribas SA (Home Depot, Inc.), 10.86%, 4/12/17		—	(c)	51,559
BNP Paribas SA (Tractor Supply Co.), 14.63%, 4/12/17		—	(c)	24,325
Canadian Imperial Bank of Commerce (Lowe’s Cos., Inc.), 10.16%, 5/01/17		1		49,376
Canadian Imperial Bank of Commerce (Michaels Cos., Inc.):
18.93%, 5/01/17		1		19,195
19.05%, 5/01/17		—	(c)	5,832
18.64%, 5/02/17		1		25,228
Citigroup Global Markets Holdings (Ulta Beauty, Inc.), 7.91%, 5/25/17		—	(c)	50,596
SGA Societe Generale Acceptance NV (Industriade Diseno Textil SA), 15.68%, 5/05/17	EUR	1		51,204

				277,315
Technology Hardware, Storage & Peripherals — 0.1%
Citigroup Global Markets Holdings (Hewlett Packard Enterprise Co.), 13.65%, 6/05/17	USD	2		51,543

Equity-Linked Notes		Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Citigroup Global Markets Holdings (Seagate Technology PLC), 23.18%, 4/28/17	USD	1		$50,831
Merrill Lynch International & Co. (Xerox Corp.):
24.09%, 4/21/17		3		25,022
22.38%, 4/24/17		3		24,987

				152,383
Textiles, Apparel & Luxury Goods — 0.1%
Barclays Bank PLC (Pandora A/S), 14.85%, 5/09/17	DKK	—	(c)	47,807
Canadian Imperial Bank of Commerce (PVH Corp.), 14.03%, 5/11/17	USD	—	(c)	50,534

				98,341
Trading Companies & Distributors — 0.1%
Royal Bank of Canada (HD Supply, Inc.), 10.40%, 5/11/17		1		50,890
Royal Bank of Canada (WESCO International, Inc.), 14.54%, 4/27/17		1		48,455

				99,345
Wireless Telecommunication Services — 0.0%
Citigroup Global Markets Holdings (T-Mobile USA, Inc.), 20.42%, 5/03/17		1		52,084
Total Equity-Linked Notes — 4.5%				6,087,274

Investment Companies(d)		Shares		Value
BlackRock Allocation Target Shares: Series A Portfolio		913,236		9,260,214
BlackRock Floating Rate Income Portfolio, Class K		2,004,167		20,482,589
BlackRock Strategic Income Opportunities Portfolio, Class K		661,419		6,554,666
iShares 0-5 Year High Yield Corporate Bond ETF		134,133		6,408,875
iShares 1-3 Year Credit Bond ETF		90,301		9,502,374
iShares Core High Dividend ETF		40,648		3,408,741
iShares International Select Dividend ETF		34,638		1,089,711
iShares U.S. Preferred Stock ETF		80,992		3,134,390
WisdomTree International Equity Fund		41,766		2,077,023
Total Investment Companies — 45.8%				61,918,583

Preferred Securities		Par (000)		Value
Capital Trusts
Banks — 2.1%
Bank of America Corp.:
Series AA, 6.10% (b)(e)	USD	255		270,173
Series DD, 6.30% (b)(e)		55		59,813
Series K, 8.00% (b)(e)		55		56,650
Series X, 6.25% (b)(e)		100		105,250
Barclays PLC, 7.88% (b)(e)		400		416,237
BNP Paribas SA, 7.63% (a)(b)(e)		225		239,063
Citigroup, Inc.:
Series O, 5.88% (b)(e)		100		103,438
Series P, 5.95% (b)(e)		132		137,446
Credit Agricole SA, 8.13% (a)(b)(e)		200		213,000
JPMorgan Chase & Co., Series S, 6.75% (b)(e)		200		220,500
M&T Bank Corp., 5.13%, 12/29/49 (b)		50		49,750
Royal Bank of Scotland Group PLC, 8.63% (b)(e)		400		417,000
Société Générale SA:
7.38% (a)(b)(e)		200		203,120

BLACKROCK FUNDS II	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Managed Income Fund

Preferred Securities		Par (000)	Value
Banks (continued)
8.00% (a)(b)(e)	USD	200	$204,500
Standard Chartered PLC, 7.50% (a)(b)(e)		200	206,600

			2,902,540
Capital Markets — 0.5%
Credit Suisse Group AG, 6.25% (a)(b)(e)		200	203,184
Goldman Sachs Group, Inc., Series M, 5.38% (b)(e)		60	61,350
State Street Corp., 2.13%, 6/15/37 (b)		200	175,250
UBS Group AG, 7.00% (b)(e)		200	215,000

			654,784
Industrial Conglomerates — 0.1%
General Electric Co., Series D, 5.00% (b)(e)		198	208,890
Insurance — 0.0%
Reinsurance Group of America, Inc., 3.63%, 12/15/65 (b)		27	24,705
Media — 0.3%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)		353	370,650
Viacom, Inc., 5.88%, 2/28/57 (b)		25	25,500

			396,150
Multi-Utilities — 0.1%
Integrys Holding, Inc., 3.17%, 12/01/66 (b)		85	81,001
Oil, Gas & Consumable Fuels — 0.4%
Enbridge, Inc., 6.00%, 1/15/77 (b)		75	75,844
Enterprise Products Operating LLC, Series A, 4.74%, 8/01/66 (b)		125	124,688
TransCanada PipeLines Ltd, 6.35%, 5/15/67 (b)		43	40,044
TransCanada Trust:
5.63%, 5/20/75 (b)		98	100,940
5.88%, 8/15/76 (b)		103	109,309
5.30%, 3/15/77 (b)		50	49,406

			500,231
Total Capital Trusts — 3.5%			4,768,301

Preferred Stocks	Shares	Value
Banks — 0.2%
KeyCorp., 6.13% (e)	8,000	$216,480
Capital Markets — 0.7%
Goldman Sachs Group, Inc., 5.50% (e)	10,233	274,449
Morgan Stanley, 5.85% (e)	15,000	387,750
State Street Corp., 5.90% (e)	9,095	245,201

		907,400
Total Preferred Stocks — 0.9%		1,123,880
Total Preferred Securities — 4.4%		5,892,181
Total Long-Term Investments (Cost — $132,936,075) — 99.0%		133,722,920

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(f)	1,088,999	1,088,999
Total Short-Term Securities (Cost — $1,088,999) — 0.8%		1,088,999

Options Purchased		Value
(Cost — $78,954) — 0.1%		37,540
Total Investments (Cost — $134,104,028*) — 99.9%		134,849,459
Other Assets Less Liabilities — 0.1%		193,134

Net Assets — 100.0%		$135,042,593

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$134,111,494

Gross unrealized appreciation	$1,519,554
Gross unrealized depreciation	(781,589)

Net unrealized appreciation	$737,965

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Amount is less than $500.

10	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Managed Income Fund

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,023,149	65,850	[1]	—	1,088,999	$1,088,999	$2,247	—	—
BlackRock Allocation Target Shares: Series A Portfolio	503,637	409,599		—	913,236	9,260,214	87,808	—	$39,453
BlackRock Floating Rate Income Portfolio, Class K	1,850,362	581,609		(427,804)	2,004,167	20,482,589	218,943	$8,374	(18,444)
BlackRock Global Dividend Portfolio, Class K	326,643	—		(326,643)	—	—	—	90,003	109,250
BlackRock Strategic Income Opportunities Portfiolio, Class K	—	661,419		—	661,419	6,554,666	27,249	—	(1,983)
iShares 0-5 Year High Yield Corporate Bond ETF	229,527	—		(95,394)	134,133	6,408,875	61,652	32,806	45,660
iShares 1-3 Year Credit Bond ETF	73,436	52,947		(36,082)	90,301	9,502,374	30,920	(5,471)	23,162
iShares Core High Dividend ETF	24,434	23,553		(7,339)	40,648	3,408,741	29,384	4,037	2,593
iShares iBoxx $ High Yield Corporate Bond ETF	15,346	—		(15,346)	—	—	—	5,795	3,935
iShares International Select Dividend ETF	—	34,638		—	34,638	1,089,711	11,171	—	27,125
iShares U.S. Preferred Stock ETF	28,481	52,511		—	80,992	3,134,390	20,924	—	39,365
Total						$60,930,559	$490,298	$135,544	$270,116

[1]	Represents net shares purchased.

(e)	Perpetual security with no stated maturity date.

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
48	Australian Government Bonds (10 Year)	June 2017	USD	4,710,440	88,430
(28)	S&P 500 E-Mini Index	June 2017	USD	3,302,880	17,495
5	S&P 500 E-Mini Index	June 2017	USD	589,800	(3,146)
(46)	U.S. Treasury Bonds (30 Year)	June 2017	USD	6,938,813	53,207
(100)	U.S. Treasury Notes (10 Year)	June 2017	USD	12,456,250	48,125
(36)	U.S. Treasury Notes (2 Year)	June 2017	USD	7,792,313	(14,523)
(65)	U.S. Treasury Notes (5 Year)	June 2017	USD	7,652,227	1,370
(21)	U.S. Ultra Treasury Bonds	June 2017	USD	3,373,125	30,346
(27)	U.S. Ultra Treasury Bonds (10 Year)	June 2017	USD	3,615,047	8,396
Total					$229,700

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
S&P 500 Index	Call	5/19/17	2,460.00	8	$2,200
S&P 500 Index	Call	5/19/17	2,400.00	6	9,090
S&P 500 Index	Call	5/19/17	2,450.00	6	2,220
S&P 500 Index	Call	6/16/17	2,475.00	6	3,240
S&P 500 Index	Put	6/16/17	2,250.00	11	20,790
Total					$37,540

BLACKROCK FUNDS II	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Cigna Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	(3,265)	(144)	$ (3,121)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	750	(7,739)	2,644	(10,383)
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	225	(6,784)	(2,433)	(4,351)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	100	(206)	454	(660)
Total						$(17,994)	$521	$(18,515)

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid	Unrealized Appreciation
American Tower Corp.	1.00%	Morgan Stanley & Co. International PLC	6/20/21	BBB-	USD	475	(7,800)	(16,446)	8,646

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK FUNDS II	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Managed Income Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,758,126	$2,000,075	$6,758,201
Corporate Bonds[1]	—	53,066,681	—	53,066,681
Equity-Linked Notes[1]	—	6,011,803	75,471	6,087,274
Investment Companies	$61,918,583	—	—	61,918,583
Preferred Securities[1]	1,123,880	4,768,301	—	5,892,181
Short-Term Securities	1,088,999	—	—	1,088,999
Options Purchased:
Equity contracts	37,540	—	—	37,540

Total	$64,169,002	$68,604,911	$2,075,546	$134,849,459

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$8,646	—	$8,646
Equity contracts	$17,495	—	—	17,495
Interest rate contracts	229,874	—	—	229,874
Liabilities:
Credit contracts	—	(18,515)	—	(18,515)
Equity contracts	(3,146)	—	—	(3,146)
Interest rate contracts	(14,523)	—	—	(14,523)

Total	$229,700	$(9,869)	—	$219,831

[1]	See above Schedule of Investments for values in each industry.

[2]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Equity-Linked Notes	Total
Assets:
Opening Balance, as of December 31, 2016	$1,999,500	—	$1,999,500
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(1,749,500)	—	(1,749,500)
Accrued discounts/premiums	1	—	1
Net realized gain (loss)	(1,083)	—	(1,083)
Net change in unrealized appreciation (depreciation)[2]	—	935	935
Purchases	1,751,157	74,536	1,825,693
Sales	—	—	—

Closing Balance, as of March 31, 2017	$2,000,075	$75,471	$2,075,546

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[2]	—	$935	$935

[1]

As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	MARCH 31, 2017	13

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Canada — 0.0%
Chesapeake Funding LLC:
Series 2013-1A, Class B, 1.83%, 1/07/25 (a)(b)	USD	1,730	$1,726,183
Series 2014-1A, Class B, 1.63%, 3/07/26 (a)(b)		1,965	1,945,610
Series 2014-1A, Class C, 2.03%, 3/07/26 (a)(b)		1,145	1,126,143
Series 2014-1A, Class D, 2.38%, 3/07/26 (a)(b)		3,245	3,242,469

			8,040,405
Cayman Islands — 5.8%
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.67%, 4/15/24 (a)(b)		1,000	1,005,167
AIMCO CLO, Series 2015-AA, Class E, 8.84%, 1/15/28 (a)(b)		750	761,988
Allegro CLO II Ltd.:
Series 2014-1A, Class CR, 4.77%, 1/21/27 (a)(b)		3,700	3,700,000
Series 2014-1A, Class D, 6.84%, 1/21/27 (a)(b)		970	966,116
ALM V Ltd., Series 2012-5A, Class DR, 7.02%, 10/18/27 (a)(b)		1,250	1,252,005
ALM VI Ltd.:
Series 2012-6A, Class A2R, 2.97%, 7/15/26 (a)(b)		1,190	1,190,612
Series 2012-6A, Class CR, 4.77%, 7/15/26 (a)(b)		6,115	6,149,102
Series 2012-6A, Class DR, 6.67%, 7/15/26 (a)(b)		3,225	3,223,102
ALM VII Ltd., Series 2012-7A, Class A1R, 2.50%, 10/15/28 (a)(b)		12,430	12,485,857
ALM X Ltd.:
Series 2013-10A, Class B, 3.62%, 1/15/25 (a)(b)		250	251,101
Series 2013-10A, Class C, 4.32%, 1/15/25 (a)(b)		1,740	1,742,509
ALM XII Ltd.:
Series 2015-12A, Class B, 4.27%, 4/16/27 (a)(b)		2,067	2,074,104
Series 2015-12A, Class C1, 4.77%, 4/16/27 (a)(b)		1,240	1,242,209
Series 2015-12A, Class D, 6.52%, 4/16/27 (a)(b)		1,750	1,743,394
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.47%, 7/28/26 (a)(b)		1,825	1,825,189
Series 2014-14A, Class B, 3.99%, 7/28/26 (a)(b)		5,169	5,170,028
Series 2014-14A, Class C, 4.49%, 7/28/26 (a)(b)		6,640	6,647,165
ALM XVIII Ltd., Series 2016-18A, Class D, 8.62%, 7/15/27 (a)(b)		975	987,763
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.31%, 12/09/26 (a)(b)		2,620	2,637,734
AMMC CLO 16 Ltd.:
Series 2015-16A, Class C, 4.12%, 4/14/27 (a)(b)		3,040	3,056,391
Series 2015-16A, Class D, 4.77%, 4/14/27 (a)(b)		1,220	1,219,817
AMMC CLO 17 Ltd.:
Series 2015-17A, Class B, 3.34%, 11/15/27 (a)(b)		4,755	4,795,284
Series 2015-17A, Class C, 4.29%, 11/15/27 (a)(b)		2,330	2,345,566
Series 2015-17A, Class E, 7.79%, 11/15/27 (a)(b)		2,000	2,013,688
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.05%, 5/26/28 (a)(b)		1,550	1,576,030

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
AMMC CLO 19 Ltd.:
Series 2016-19A, Class C, 3.68%, 10/15/28 (a)(b)	USD	890	$899,701
Series 2016-19A, Class D, 4.63%, 10/15/28 (a)(b)		750	748,964
AMMC CLO IX Ltd.:
Series 2011-9A, Class DR, 6.67%, 1/15/22 (a)(b)		2,920	2,923,119
Series 2011-9A, Class ER, 8.67%, 1/15/22 (a)(b)		4,680	4,689,465
AMMC CLO X Ltd., Series 2012-10A, Class D, 5.51%, 4/11/22 (a)(b)		900	900,600
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.93%, 5/10/25 (a)(b)		3,350	3,351,364
Anchorage Capital CLO 3 Ltd.:
Series 2014-3A, Class A2AR, 3.09%, 4/28/26 (a)(b)		2,980	2,979,927
Series 2014-3A, Class BR, 3.69%, 4/28/26 (a)(b)		2,375	2,381,531
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 4.42%, 4/15/27 (a)(b)		2,660	2,637,672
Series 2015-6A, Class E1, 5.92%, 4/15/27 (a)(b)		2,250	2,115,392
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 4.07%, 10/15/27 (a)(b)		1,813	1,822,610
Series 2015-7A, Class D, 4.67%, 10/15/27 (a)(b)		1,625	1,623,932
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 5.24%, 7/28/28 (a)(b)		1,360	1,370,905
Anchorage Capital CLO 9 Ltd.:
Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)		1,860	1,864,464
Series 2016-9A, Class E, 8.20%, 1/15/29 (a)(b)		1,170	1,176,435
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.27%, 1/13/27 (a)(b)		750	756,823
Series 2013-1A, Class A1, 2.21%, 7/13/25 (a)(b)		2,910	2,911,555
Series 2013-1A, Class A2A, 2.77%, 7/13/25 (a)(b)		4,390	4,396,034
Series 2013-1A, Class B, 3.72%, 7/13/25 (a)(b)		1,160	1,165,268
Series 2013-1A, Class D, 5.82%, 7/13/25 (a)(b)		1,360	1,330,815
Series 2014-3A, Class C, 4.54%, 4/28/26 (a)(b)		6,301	6,299,487
Annisa CLO Ltd., Series 2016-2A, Class E, 8.28%, 7/20/28 (a)(b)		250	251,842
Apidos CDO:
Series 2012-9AR, Class CR, 3.92%, 7/15/23 (a)(b)		12,295	12,317,799
Series 2012-9AR, Class DR, 4.92%, 7/15/23 (a)(b)		5,265	5,293,798
Anchorage Capital CLO Ltd.:
Series 2012-9AR, Class CR, 3.92%, 7/15/23 (a)(b)		12,295	12,317,799
Series 2012-9AR, Class DR, 4.92%, 7/15/23 (a)(b)		5,265	5,293,798
Apidos CLO IX, Series 2012-9AR, Class ER, 7.12%, 7/15/23 (a)(b)		1,000	1,001,857
Apidos CLO XII, Series 2013-12A, Class A, 2.12%, 4/15/25 (a)(b)		70,354	70,445,460
Apidos CLO XIV, Series 2013-14A, Class C1, 3.87%, 4/15/25 (a)(b)		3,890	3,902,769
Apidos CLO XIX:
Series 2014-19A, Class DR, 4.38%, 10/17/26 (a)(b)		1,670	1,671,608
Series 2014-19A, Class E, 6.47%, 10/17/26 (a)(b)		2,700	2,660,456

BLACKROCK FUNDS II	MARCH 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Apidos CLO XV:
Series 2013-15A, Class A1R, 1.97%, 10/20/25 (a)(b)	USD	4,630	$4,630,000
Series 2013-15A, Class D, 5.78%, 10/20/25 (a)(b)		1,950	1,879,285
Apidos CLO XVI, Series 2013-16A, Class C, 4.27%, 1/19/25 (a)(b)		2,775	2,790,002
Apidos CLO XVII, Series 2014-17A, Class A1R, 2.33%, 4/17/26 (a)(b)		4,755	4,765,874
Apidos CLO XVIII:
Series 2014-18A, Class A1, 2.45%, 7/22/26 (a)(b)		3,590	3,590,077
Series 2014-18A, Class C, 4.69%, 7/22/26 (a)(b)		2,900	2,899,843
Series 2014-18A, Class D, 6.24%, 7/22/26 (a)(b)		2,125	2,092,690
Apidos CLO XXI, Series 2015-21A, Class C, 4.57%, 7/18/27 (a)(b)		500	501,827
Apidos CLO XXII, Series 2015-22A, Class D, 7.03%, 10/20/27 (a)(b)		2,870	2,833,551
Apidos CLO XXIII, Series 2015-23A, Class D2, 6.97%, 1/14/27 (a)(b)		3,752	3,794,960
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)		11,470	11,470,000
ARES CLO Ltd.:
Series 2012-2A, Class AR, 2.31%, 10/12/23 (a)(b)		2,285	2,284,994
Series 2012-2A, Class CR, 3.72%, 10/12/23 (a)(b)		1,660	1,663,311
Series 2012-2A, Class DR, 4.72%, 10/12/23 (a)(b)		750	754,416
Series 2015-4A, Class C, 5.27%, 10/15/26 (a)(b)		5,005	5,027,461
Series 2015-4A, Class D2, 8.04%, 10/15/26 (a)(b)		3,915	3,935,701
ARES XLI CLO Ltd., Series 2016-41A, Class D, 5.09%, 1/15/29 (a)(b)		1,400	1,419,683
ARES XXV CLO Ltd.:
Series 2012-3A, Class BR, 2.77%, 1/17/24 (a)(b)		13,600	13,599,240
Series 2012-3A, Class CR, 3.52%, 1/17/24 (a)(b)		1,750	1,755,327
ARES XXVII CLO Ltd., Series 2013-2A, Class D, 4.79%, 7/28/25 (a)(b)		1,360	1,361,191
ARES XXVIII CLO Ltd.:
Series 2013-3A, Class D, 4.52%, 10/17/24 (a)(b)		1,000	1,000,027
Series 2013-3A, Class DR, 0.00%, 10/17/24 (a)(b)		1,300	1,300,000
ARES XXXII CLO Ltd.:
Series 2014-32A, Class BR, 3.29%, 11/15/25 (a)(b)		1,245	1,245,000
Series 2014-32A, Class CR, 4.49%, 11/15/25 (a)(b)		3,485	3,485,000
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, 3.05%, 12/05/25 (a)(b)		1,370	1,367,301
Series 2015-1A, Class B2R, 3.94%, 12/05/25 (a)(b)		750	751,875
Series 2015-1A, Class CR, 5.30%, 12/05/25 (a)(b)		4,175	4,222,525
Series 2015-1A, Class D, 7.33%, 12/05/25 (a)(b)		3,200	3,210,514
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, 8.27%, 7/18/28 (a)(b)		2,910	2,959,574

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
ARES XXXVII CLO Ltd., Series 2015-4A, Class D1, 7.82%, 10/15/26 (a)(b)	USD	2,000	$2,008,499
ARES XXXVIII CLO Ltd., Series 2015-38A, Class D, 5.17%, 1/20/27 (a)(b)		970	975,964
Arrowpoint CLO Ltd., Series 2016-5A, Class D, 5.67%, 7/15/28 (a)(b)		2,480	2,519,752
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.94%, 1/30/24 (a)(b)		1,500	1,507,115
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class A, 2.24%, 8/18/25 (a)(b)		3,375	3,374,549
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.74%, 2/17/26 (a)(b)		2,400	2,407,170
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.45%, 7/16/26 (a)(b)		2,140	2,144,116
Series 2014-1A, Class BR, 3.02%, 7/16/26 (a)(b)		3,890	3,888,174
Series 2014-1A, Class D, 4.47%, 7/16/26 (a)(b)		1,000	997,474
Atlas Senior Loan Fund VI Ltd.:
Series 2014-6A, Class CR, 3.38%, 10/15/26 (a)(b)		750	752,330
Series 2014-6A, Class DR, 4.63%, 10/15/26 (a)(b)		750	751,136
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, 4.95%, 11/30/28 (a)(b)		1,950	1,950,000
Atrium IX, Series 9A, Class D, 4.55%, 2/28/24 (a)(b)		4,250	4,250,311
Atrium VIII:
Series 8A, Class DR, 5.04%, 10/23/24 (a)(b)		12,615	12,678,443
Series 8A, Class ER, 8.29%, 10/23/24 (a)(b)		3,890	3,924,688
Series 8A, Class SUB, 0.00%, 10/23/24 (a)		13,300	9,363,756
Atrium X:
Series 10A, Class A, 2.14%, 7/16/25 (a)(b)		3,856	3,859,542
Series 10A, Class D, 4.52%, 7/16/25 (a)(b)		1,670	1,673,459
Atrium XII:
Series 12A, Class C, 4.09%, 10/22/26 (a)(b)		1,365	1,371,246
Series 12A, Class D, 4.94%, 10/22/26 (a)(b)		4,250	4,257,976
Babson CLO Ltd.:
Series 2012-2A, Class A1R, 2.28%, 5/15/23 (a)(b)		459	458,880
Series 2013-IA, Class A, 2.13%, 4/20/25 (a)(b)		18,420	18,438,811
Series 2016-1A, Class E, 7.59%, 4/23/27 (a)(b)		2,440	2,470,495
Series 2016-2A, Class E, 7.93%, 7/28/28 (a)(b)		1,100	1,089,000
Ballyrock CLO LLC:
Series 2014-1A, Class A2, 3.28%, 10/20/26 (a)(b)		1,090	1,089,990
Series 2014-1A, Class CR, 0.00%, 10/20/26 (a)(b)		7,920	7,920,000
Battalion CLO Ltd., Series 2007-1A, Class C, 1.82%, 7/14/22 (a)(b)		970	971,101
Battalion CLO VII Ltd.:
Series 2014-7A, Class A2, 3.57%, 10/17/26 (a)(b)		4,540	4,539,803

2	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-7A, Class B, 4.62%, 10/17/26 (a)(b)	USD	3,070	$3,070,083
Series 2014-7A, Class C, 4.92%, 10/17/26 (a)(b)		3,570	3,566,182
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.92%, 4/18/27 (a)(b)		750	750,372
Series 2015-8A, Class D, 6.47%, 4/18/27 (a)(b)		1,430	1,322,507
Benefit Street Partners CLO II Ltd.:
Series 2013-IIA, Class A1, 2.22%, 7/15/24 (a)(b)		3,210	3,210,593
Series 2013-IIA, Class C, 4.52%, 7/15/24 (a)(b)		1,500	1,504,294
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1R, 2.23%, 1/20/29 (a)(b)		16,065	16,175,347
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 3.27%, 4/18/27 (a)(b)		2,480	2,478,076
Series 2015-VIA, Class B, 4.07%, 4/18/27 (a)(b)		2,750	2,764,790
Series 2015-VIA, Class C, 4.72%, 4/18/27 (a)(b)		2,640	2,637,547
Series 2015-VIA, Class D, 6.57%, 4/18/27 (a)(b)		2,500	2,445,327
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 4.03%, 1/20/28 (a)(b)		1,500	1,508,787
Series 2015-8A, Class C, 4.93%, 1/20/28 (a)(b)		2,320	2,328,198
Series 2015-8A, Class D, 6.53%, 1/20/28 (a)(b)		750	719,123
Betony CLO Ltd.:
Series 2015-1A, Class CR, 3.87%, 4/15/27 (a)(b)		2,150	2,159,062
Series 2015-1A, Class D, 4.62%, 4/15/27 (a)(b)		2,040	2,034,901
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.47%, 7/15/26 (a)(b)		970	970,030
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.49%, 7/15/18 (a)(b)		2,290	2,287,670
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.58%, 7/20/23 (a)(b)		1,700	1,705,737
Series 2012-1A, Class C, 4.28%, 7/20/23 (a)(b)		1,120	1,121,576
Series 2012-1A, Class D, 5.38%, 7/20/23 (a)(b)		3,850	3,868,407
Series 2012-2A, Class DR, 5.20%, 11/20/28 (a)(b)		1,170	1,177,595
Series 2013-2A, Class A, 2.24%, 1/22/25 (a)(b)		3,520	3,523,226
Series 2013-3A, Class A, 2.44%, 10/29/25 (a)(b)		7,810	7,829,477
Series 2013-3A, Class C, 3.74%, 10/29/25 (a)(b)		2,910	2,919,248
Series 2014-2A, Class A, 2.49%, 7/20/26 (a)(b)		2,760	2,767,332
Series 2014-3A, Class D, 6.12%, 10/15/26 (a)(b)		1,320	1,303,666
Series 2014-4A, Class A1R, 2.40%, 11/30/26 (a)(b)		2,910	2,910,291
Series 2014-4A, Class E, 6.35%, 11/30/26 (a)(b)		2,345	2,304,511
Series 2015-1A, Class C, 4.77%, 4/13/27 (a)(b)		1,670	1,679,332
Series 2015-1A, Class D, 6.47%, 4/13/27 (a)(b)		3,611	3,587,787

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-2A, Class E, 6.37%, 7/18/27 (a)(b)	USD	750	$727,072
Series 2015-4A, Class D2, 5.08%, 1/20/27 (a)(b)		970	978,725
Series 2015-4A, Class E, 7.53%, 1/20/27 (a)(b)		970	982,337
Series 2016-2A, Class D, 8.05%, 8/20/28 (a)(b)		750	761,678
Series 2016-3A, Class E, 7.81%, 11/15/17 (a)(b)		750	759,775
Bristol Park CLO Ltd., Series 2016-1A, Class E, 8.13%, 4/15/29 (a)(b)		750	751,875
BSP, Series 16-9A, Class E, 7.70%, 7/20/28 (a)(b)		500	497,500
Burnham Park CLO Ltd., Series 2016-1A, Class E, 7.71%, 10/20/29 (a)(b)		750	751,178
Canyon Capital CLO Ltd.:
Series 2012-1A, Class DR, 5.12%, 1/15/26 (a)(b)		1,920	1,912,749
Series 2015-1A, Class C, 4.17%, 4/15/27 (a)(b)		1,420	1,420,015
Series 2016-1A, Class E, 8.52%, 4/15/28 (a)(b)		750	755,216
Series 2016-2A, Class E, 7.54%, 10/15/28 (a)(b)		4,070	4,110,446
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-3A, Class B, 3.67%, 7/15/25 (a)(b)		4,060	4,072,720
Series 2013-3A, Class C, 4.42%, 7/15/25 (a)(b)		500	501,275
Series 2014-3A, Class C1R, 4.31%, 7/27/26 (a)(b)		750	749,474
Series 2015-4A, Class D, 7.13%, 10/20/27 (a)(b)		1,330	1,336,839
Series 2015-4A, Class SBB1, 9.53%, 10/20/27 (a)(b)		2,212	2,271,370
Catamaran CLO Ltd., Series 2012-1A, Class BR, 2.87%, 12/20/23 (a)(b)		3,900	3,895,641
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.85%, 5/20/26 (a)(b)		3,515	3,526,987
Series 2014-3A, Class D, 4.60%, 5/20/26 (a)(b)		2,945	2,920,257
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 7.80%, 10/15/26 (a)(b)		1,088	1,079,403
CIFC Funding Ltd.:
Series 2012-2A, Class A2RL, 3.42%, 12/05/24 (a)(b)		1,000	1,000,100
Series 2012-2A, Class B2R, 6.86%, 5/26/27 (a)(b)		1,250	1,259,023
Series 2012-3A, Class A3R, 3.74%, 1/29/25 (a)(b)		1,760	1,764,321
Series 2012-3A, Class B1R, 5.04%, 1/29/25 (a)(b)		2,330	2,340,725
Series 2013-1A, Class A2, 2.92%, 4/16/25 (a)(b)		6,200	6,206,460
Series 2013-2A, Class B1L, 4.62%, 4/21/25 (a)(b)		550	550,876
Series 2013-4A, Class DR, 0.00%, 11/27/24 (a)(b)		1,560	1,560,000
Series 2014-1A, Class A, 2.52%, 4/18/25 (a)(b)		7,200	7,216,587
Series 2014-1A, Class E, 5.52%, 4/18/25 (a)(b)		780	733,865
Series 2014-2A, Class A1LR, 2.23%, 5/24/26 (a)(b)		5,000	5,000,000
Series 2014-2A, Class B1L, 4.55%, 5/24/26 (a)(b)		10,005	10,054,019

BLACKROCK FUNDS II	MARCH 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-3A, Class B1, 2.88%, 7/22/26 (a)(b)	USD	970	$972,555
Series 2014-3A, Class C1, 3.84%, 7/22/26 (a)(b)		3,137	3,150,644
Series 2014-4A, Class D, 4.42%, 10/17/26 (a)(b)		3,755	3,774,929
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		10,920	10,956,458
Series 2014-5A, Class CR, 3.72%, 1/17/27 (a)(b)		970	974,566
Series 2014-5A, Class E2, 7.27%, 1/17/27 (a)(b)		1,250	1,255,090
Series 2015-1A, Class A1R, 2.09%, 1/22/27 (a)(b)		3,510	3,514,563
Series 2015-1A, Class D, 5.04%, 1/22/27 (a)(b)		1,470	1,480,379
Series 2015-2A, Class A, 2.47%, 4/15/27 (a)(b)		4,030	4,039,744
Series 2015-2A, Class D, 4.67%, 4/15/27 (a)(b)		250	250,478
Series 2015-3A, Class E, 7.07%, 10/19/27 (a)(b)		2,000	2,003,193
Series 2016-1A, Class E, 7.72%, 10/21/28 (a)(b)		3,310	3,348,540
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.03%, 7/20/26 (a)(b)		750	678,750
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class C, 3.82%, 10/15/26 (a)(b)		1,200	1,199,936
Series 2014-34A, Class CR, 0.00%, 10/15/26 (a)(b)		1,200	1,200,000
Series 2014-34A, Class D, 4.62%, 10/15/26 (a)(b)		1,190	1,189,907
Series 2014-34A, Class DR, 0.00%, 10/15/26 (a)(b)		1,190	1,190,000
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class CR, 3.94%, 1/15/28 (a)(b)		750	750,375
Series 2014-36A, Class DR, 4.64%, 1/15/28 (a)(b)		2,500	2,500,000
Dryden 38 Senior Loan Fund, Series 2015-38A, Class E, 7.07%, 7/15/27 (a)(b)		425	426,141
Dryden 41 Senior Loan Fund, Series 2015-41A, Class E, 6.67%, 1/15/28 (a)(b)		750	743,158
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 8.28%, 7/20/29 (a)(b)		750	757,500
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class AR, 2.22%, 1/15/25 (a)(b)		4,950	4,951,026
Series 2012-25A, Class CR, 3.52%, 1/15/25 (a)(b)		750	752,047
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.14%, 8/15/25 (a)(b)		14,365	14,388,109
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class DR, 0.00%, 4/18/26 (a)(b)		750	750,000
ECP CLO Ltd., Series 2012-4A, Class A1, 2.50%, 6/19/24 (a)(b)		1,436	1,436,513
Finn Square CLO Ltd.:
Series 2012-1A, Class A1R, 2.21%, 12/24/23 (a)(b)		1,371	1,371,388
Series 2012-1A, Class A2R, 2.86%, 12/24/23 (a)(b)		3,310	3,277,387

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Flatiron CLO Ltd.:
Series 12-1AR, Class CR, 4.94%, 10/25/21 (a)(b)	USD	10,200	$10,200,306
Series 2011-1A, Class D, 4.62%, 1/15/23 (a)(b)		2,550	2,555,313
Series 2012-1A, Class BR, 3.54%, 10/25/21 (a)(b)		970	970,040
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.83%, 4/20/23 (a)(b)		7,250	7,242,013
Series 2012-7A, Class BR, 3.53%, 4/20/23 (a)(b)		5,270	5,277,651
Series 2012-7A, Class CR, 4.48%, 4/20/23 (a)(b)		2,500	2,505,208
Series 2012-7A, Class DR, 6.28%, 4/20/23 (a)(b)		5,000	5,023,673
Series 2012-7A, Class ER, 5.78%, 4/20/23 (a)(b)		2,925	2,811,785
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)		4,075	1,401,157
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.34%, 11/15/26 (a)(b)		1,155	1,159,449
Galaxy XV CLO Ltd.:
Series 2013-15A, Class A, 2.27%, 4/15/25 (a)(b)		5,555	5,556,690
Series 2013-15A, Class C, 3.62%, 4/15/25 (a)(b)		3,000	3,015,010
Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, 7.53%, 1/20/28 (a)(b)		500	497,504
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.54%, 10/29/26 (a)(b)		3,297	3,296,148
Goldentree Loan Opportunities VIII Ltd., Series 2014-8A, Class DR, 4.53%, 4/19/26 (a)(b)		750	750,000
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 4.72%, 4/18/27 (a)(b)		2,500	2,497,610
Series 2015-11A, Class E, 6.57%, 4/18/27 (a)(b)		3,250	3,226,155
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 2.49%, 3/15/27 (a)(b)		2,870	2,868,393
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.31%, 10/28/24 (a)(b)		11,535	11,559,690
Highbridge Loan Management Ltd.:
Series 2014-4A, Class B, 4.04%, 7/28/25 (a)(b)		3,465	3,473,954
Series 2015-6A, Class D, 4.68%, 5/05/27 (a)(b)		2,070	2,066,504
Series 2015-6A, Class E1, 6.48%, 5/05/27 (a)(b)		1,620	1,568,296
Series 2015-7A, Class E, 6.79%, 11/15/26 (a)(b)		750	748,208
Series 2016-8A, Class D, 5.88%, 4/20/27 (a)(b)		1,560	1,588,516
Series 2016-8A, Class E, 8.93%, 4/20/27 (a)(b)		750	755,827
Series 3A-2014, Class C, 4.62%, 1/18/25 (a)(b)		1,350	1,349,717
Series 3A-2014, Class D, 6.02%, 1/18/25 (a)(b)		750	725,652
Series 5A-2015, Class E, 6.39%, 1/29/26 (a)(b)		1,250	1,228,716

4	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 7A-2015, Class C, 4.42%, 11/15/26 (a)(b)	USD	1,670	$1,678,740
Series 7A-2015, Class D, 4.79%, 11/15/26 (a)(b)		1,160	1,162,241
HPS Loan Management Ltd.:
Series 10A-16, Class C, 4.58%, 1/20/28 (a)(b)		4,912	4,933,662
Series 10A-16, Class D, 7.43%, 1/20/28 (a)(b)		4,000	3,977,477
Series 9A-2016, Class D2, 7.47%, 7/19/27 (a)(b)		1,780	1,777,585
Keuka Park CLO Ltd., Series 2013-1A, Class D, 4.24%, 10/21/24 (a)(b)		2,245	2,250,684
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 2.17%, 7/15/25 (a)(b)		7,785	7,784,949
LCM XIV LP, Series 14A, Class A, 2.17%, 7/15/25 (a)(b)		1,250	1,250,882
LCM XV LP, Series 15A, Class C, 4.15%, 8/25/24 (a)(b)		3,155	3,167,192
LCM XVI LP:
Series 16A, Class A, 2.52%, 7/15/26 (a)(b)		3,330	3,338,382
Series 16A, Class E, 5.62%, 7/15/26 (a)(b)		2,000	1,953,147
LCM XVII LP, Series 17A, Class D, 4.52%, 10/15/26 (a)(b)		1,560	1,567,857
LCM XVIII LP:
Series 18A, Class C1, 4.18%, 4/20/27 (a)(b)		4,670	4,688,585
Series 18A, Class D, 4.83%, 4/20/27 (a)(b)		2,670	2,675,184
Series 18A, Class E, 6.38%, 4/20/27 (a)(b)		2,430	2,364,600
Series 18A, Class INC, 11.42%, 4/20/27 (a)(b)		1,835	1,262,664
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.55%, 6/20/21 (a)(b)		2,880	2,868,520
Limerock CLO III LLC, Series 2014-3A, Class C, 4.63%, 10/20/26 (a)(b)		8,490	8,488,108
Madison Park Funding Ltd.:
Series 2012-9A, Class B2R, 3.35%, 8/15/22 (a)(c)		4,400	4,480,213
Series 2012-9A, Class C1R, 3.89%, 8/15/22 (a)(b)		1,090	1,091,940
Series 2012-9A, Class C2R, 4.22%, 8/15/22 (a)(c)		6,890	6,914,183
Series 2012-9A, Class DR, 4.89%, 8/15/22 (a)(b)		4,250	4,272,332
Series 2012-9A, Class E, 6.29%, 8/15/22 (a)(b)		2,140	2,142,312
Madison Park Funding XI Ltd.:
Series 2013-11A, Class A1B, 2.49%, 10/23/25 (a)(b)		3,331	3,344,795
Series 2013-11A, Class D, 4.54%, 10/23/25 (a)(b)		2,229	2,233,887
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR, 3.03%, 1/19/25 (a)(b)		434	434,000
Madison Park Funding XIV Ltd.:
Series 2014-14A, Class D, 4.63%, 7/20/26 (a)(b)		4,925	4,925,161
Series 2014-14A, Class E, 5.78%, 7/20/26 (a)(b)		500	489,425
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.49%, 1/22/28 (a)(b)		750	761,233

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, 4.49%, 1/27/26 (a)(b)	USD	1,160	$1,161,338
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.73%, 4/20/26 (a)(b)		1,200	1,202,324
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.44%, 4/27/27 (a)(b)		1,740	1,767,445
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.21%, 1/20/24 (a)(b)		5,620	5,609,775
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.19%, 7/22/24 (a)(b)		10,005	9,948,507
MP CLO III Ltd., Series 2013-1A, Class C, 3.78%, 4/20/25 (a)(b)		2,000	2,009,039
MP CLO IV Ltd., Series 2013-2A, Class A2BR, 3.24%, 10/25/25 (a)(b)		1,000	1,009,246
MP CLO VII Ltd.:
Series 2015-1A, Class A1, 2.51%, 4/18/27 (a)(b)		1,750	1,754,757
Series 2015-1A, Class D, 4.67%, 4/18/27 (a)(b)		1,750	1,746,928
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.34%, 1/23/24 (a)(b)		18,600	18,595,984
Series 2012-13A, Class C, 3.89%, 1/23/24 (a)(b)		1,500	1,502,760
Series 2012-13A, Class D, 5.54%, 1/23/24 (a)(b)		2,625	2,631,551
Neuberger Berman CLO XVI Ltd.:
Series 2014-16A, Class B2R, 3.05%, 4/15/26 (a)(b)		4,700	4,699,762
Series 2014-16A, Class D, 4.37%, 4/15/26 (a)(b)		1,650	1,649,524
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.58%, 8/04/25 (a)(b)		4,833	4,833,708
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class CR, 5.29%, 11/14/27 (a)(b)		2,110	2,127,292
Series 2014-18A, Class DR, 8.79%, 11/14/27 (a)(b)		750	753,420
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 4.97%, 1/15/28 (a)(b)		750	753,036
Series 2015-20A, Class E, 7.47%, 1/15/28 (a)(b)		3,715	3,688,428
Neuberger Berman CLO XXI Ltd.:
Series 2016-21A, Class D, 5.83%, 4/20/27 (a)(b)		550	559,098
Series 2016-21A, Class E, 7.88%, 4/20/27 (a)(b)		1,920	1,912,419
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 7.69%, 10/17/27 (a)(b)		1,500	1,517,784
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.46%, 10/17/27 (a)(b)		1,360	1,360,716
Oak Hill Credit Partners X Ltd.:
Series 2014-10A, Class CR, 0.00%, 7/20/26 (a)(b)		1,200	1,200,000
Series 2014-10A, Class DR, 0.00%, 7/20/26 (a)(b)		250	250,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.24%, 1/23/27 (a)(b)		1,520	1,520,760

BLACKROCK FUNDS II	MARCH 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 3.34%, 11/15/25 (a)(b)	USD	6,755	$6,731,039
Series 2015-B1A, Class B, 3.34%, 2/15/26 (a)(b)		1,000	994,355
Series 2015-B1A, Class C, 4.14%, 2/15/26 (a)(b)		2,850	2,865,016
OCP CLO Ltd.:
Series 2012-2A, Class DR, 5.52%, 11/22/25 (a)(b)		1,560	1,569,806
Series 2013-3A, Class B, 3.77%, 1/17/25 (a)(b)		1,000	1,003,487
Series 2014-5A, Class A1, 2.03%, 4/26/26 (a)(b)		1,380	1,377,516
Series 2014-7A, Class A1A, 2.63%, 10/20/26 (a)(b)		5,490	5,506,368
Series 2015-8A, Class A1, 2.55%, 4/17/27 (a)(b)		7,810	7,809,839
Series 2015-8A, Class C, 4.67%, 4/17/27 (a)(b)		500	494,276
Series 2016-12A, Class C, 5.04%, 10/18/28 (a)(b)		1,560	1,581,735
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 4.37%, 4/15/27 (a)(b)		1,570	1,580,509
Series 2016-1A, Class D, 5.97%, 4/15/27 (a)(b)		2,150	2,182,456
Series 2016-1A, Class E, 8.87%, 4/15/27 (a)(b)		2,625	2,656,964
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.12%, 7/15/27 (a)(b)		2,000	2,030,036
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class DR, 4.83%, 5/05/23 (a)(b)		5,965	5,986,343
Series 2012-1AR, Class ER, 6.53%, 5/05/23 (a)(b)		9,520	9,528,006
Series 2012-1X, Class DR, 4.58%, 5/05/23 (b)		750	753,285
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 5.02%, 1/15/24 (a)(b)		2,165	2,177,801
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	2,588,751
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.14%, 7/17/25 (a)(b)		8,330	8,335,515
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class A1, 2.37%, 10/25/25 (a)(b)		9,175	9,199,704
Series 2013-1A, Class A2R, 2.72%, 10/25/25 (a)(b)		10,990	10,995,495
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.44%, 12/16/24 (a)(b)		2,800	2,806,156
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 4.68%, 8/12/26 (a)(b)		1,740	1,742,116
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, 4.69%, 11/14/26 (a)(b)		7,475	7,514,444
Series 2014-1A, Class D, 7.64%, 1/14/26 (a)(b)		4,900	4,957,573
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 4.29%, 11/25/25 (a)(b)		2,445	2,455,021

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-1A, Class D1, 4.94%, 11/25/25 (a)(b)	USD	2,040	$2,047,211
Series 2014-1A, Class E1, 6.29%, 11/25/25 (a)(b)		1,245	1,213,750
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 2.92%, 3/20/25 (a)(b)		6,928	6,909,793
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.43%, 10/20/25 (a)(b)		1,069	1,069,108
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.15%, 4/20/25 (a)(b)		16,975	16,989,369
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.73%, 10/20/28 (a)(b)		970	968,805
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.32%, 8/23/24 (a)(b)		10,470	10,464,227
OZLM Funding II Ltd.:
Series 2012-2A, Class A1R, 2.48%, 10/30/27 (a)(b)		24,637	24,641,969
Series 2012-2A, Class DR, 8.19%, 10/30/27 (a)(b)		3,310	3,337,473
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.04%, 1/22/29 (a)(b)		7,065	7,096,246
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1, 2.19%, 7/22/25 (a)(b)		4,560	4,563,003
Series 2013-4A, Class C, 4.24%, 7/22/25 (a)(b)		1,130	1,129,055
Series 2013-4A, Class D, 5.69%, 7/22/25 (a)(b)		1,750	1,677,296
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.74%, 7/22/27 (a)(b)		1,250	1,253,910
OZLM Funding V Ltd.:
Series 2013-5A, Class BR, 3.49%, 1/17/26 (a)(b)		4,820	4,820,000
Series 2013-5A, Class CR, 4.59%, 1/17/26 (a)(b)		2,970	2,970,000
Series 2013-5A, Class D, 5.77%, 1/17/26 (a)(b)		500	492,359
OZLM IX Ltd.:
Series 2014-9A, Class BR, 3.18%, 1/20/27 (a)(b)		2,530	2,545,155
Series 2014-9A, Class CR, 4.38%, 1/20/27 (a)(b)		8,370	8,378,847
OZLM VI Ltd., Series 2014-6A, Class BR, 3.60%, 4/17/26 (a)(b)		4,850	4,871,495
OZLM VII Ltd.:
Series 2014-7A, Class A2A, 3.07%, 7/17/26 (a)(b)		4,645	4,645,140
Series 2014-7A, Class B1R, 0.00%, 7/17/26 (a)(b)		1,360	1,360,000
Series 2014-7A, Class C, 4.62%, 7/17/26 (a)(b)		3,256	3,256,083
Series 2014-7A, Class CR, 0.00%, 7/17/26 (a)(b)		1,940	1,940,000
Series 2014-7A, Class D, 6.02%, 7/17/26 (a)(b)		2,214	2,158,349
OZLM VIII Ltd.:
Series 2014-8A, Class A2A, 3.17%, 10/17/26 (a)(b)		15,765	15,687,422
Series 2014-8A, Class B, 4.02%, 10/17/26 (a)(b)		3,025	3,037,976
Series 2014-8A, Class C, 4.52%, 10/17/26 (a)(b)		4,985	5,010,121
OZLM XI Ltd.:
Series 2015-11A, Class B, 4.04%, 1/30/27 (a)(b)		2,219	2,228,277

6	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-11A, Class C1, 5.09%, 1/30/27 (a)(b)	USD	3,876	$3,883,297
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.49%, 4/30/27 (a)(b)		2,560	2,571,004
Series 2015-12A, Class A2, 3.04%, 4/30/27 (a)(b)		2,630	2,623,275
Series 2015-12A, Class B, 3.94%, 4/30/27 (a)(b)		1,210	1,215,955
Series 2015-12A, Class C, 4.74%, 4/30/27 (a)(b)		875	873,860
Series 2015-12A, Class D, 6.44%, 4/30/27 (a)(b)		2,530	2,455,988
OZLM XIII Ltd., Series 2015-13A, Class C, 5.54%, 7/30/27 (a)(b)		1,165	1,181,438
OZLM XIV Ltd.:
Series 2015-14A, Class C, 5.37%, 1/15/29 (a)(b)		2,530	2,548,607
Series 2015-14A, Class D, 7.37%, 1/15/29 (a)(b)		2,340	2,341,372
OZLM XV Ltd.:
Series 2016-15A, Class A1, 2.41%, 1/20/29 (a)(b)		7,880	7,917,105
Series 2016-15A, Class A2A, 3.02%, 1/20/29 (a)(b)		2,920	2,910,118
Series 2016-15A, Class C, 4.92%, 1/20/29 (a)(b)		1,560	1,575,514
Series 2016-15A, Class D, 8.07%, 1/20/29 (a)(b)		1,560	1,536,756
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 2.42%, 10/17/25 (a)(b)		10,800	10,800,858
Series 2013-2A, Class A1AR, 0.00%, 10/17/27 (a)(b)		10,800	10,800,000
Series 2013-2A, Class CR, 0.00%, 10/17/27 (a)(b)		1,360	1,360,000
Series 2014-1A, Class CR, 5.02%, 1/17/27 (a)(b)		3,230	3,252,147
Series 2014-1A, Class DR, 7.92%, 1/17/27 (a)(b)		1,560	1,570,419
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 3.14%, 6/21/24 (a)(b)		3,260	3,264,676
Series 2016-2A, Class B, 4.19%, 6/21/24 (a)(b)		3,460	3,481,991
Series 2016-2A, Class C, 5.34%, 6/21/24 (a)(b)		5,700	5,745,011
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, 8.05%, 8/23/28 (a)(b)		2,330	2,334,164
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.60%, 4/15/26 (a)(b)		1,000	1,004,596
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.53%, 4/15/27 (a)(b)		2,340	2,344,000
Race Point VI CLO Ltd., Series 2012-6A, Class E, 6.80%, 5/24/23 (a)(b)		4,295	4,324,758
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 3.69%, 11/08/24 (a)(b)		5,620	5,632,936
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.99%, 7/25/26 (a)(b)		950	952,551
Series 2014-1A, Class D, 4.54%, 7/25/26 (a)(b)		1,730	1,724,054

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Regatta V Funding Ltd.:
Series 2014-1A, Class B, 4.04%, 10/25/26 (a)(b)	USD	2,665	$2,665,063
Series 2014-1A, Class BR, 0.00%, 10/25/26 (a)(b)		2,665	2,665,000
Series 2014-1A, Class C, 4.49%, 10/25/26 (a)(b)		5,475	5,473,499
Seneca Park CLO Ltd.:
Series 2014-1A, Class C, 3.92%, 7/17/26 (a)(b)		1,750	1,750,051
Series 2014-1A, Class CR, 0.00%, 7/17/26 (a)(b)		2,000	2,000,000
Series 2014-1A, Class D, 4.52%, 7/17/26 (a)(b)		7,660	7,660,221
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,000	1,121,169
Shackleton CLO Ltd., Series 2017-10A, Class E, 0.00%, 4/20/29 (a)(b)		1,940	1,870,887
Shackleton II CLO Ltd.:
Series 2012-2A, Class B1R, 2.88%, 10/20/23 (a)(b)		2,530	2,520,937
Series 2012-2A, Class CR, 3.68%, 10/20/23 (a)(b)		1,250	1,252,606
Sound Point CLO I Ltd.:
Series 2012-1A, Class B, 3.73%, 10/20/23 (a)(b)		800	801,612
Series 2012-1A, Class C, 4.33%, 10/20/23 (a)(b)		5,400	5,405,503
Sound Point CLO II Ltd.:
Series 2013-1A, Class A1L, 2.23%, 4/26/25 (a)(b)		1,000	1,000,793
Series 2013-1A, Class A3L, 3.78%, 4/26/25 (a)(b)		9,465	9,491,255
Sound Point CLO III Ltd.:
Series 2013-2A, Class C1, 3.72%, 7/15/25 (a)(b)		750	752,399
Series 2013-2A, Class D, 4.92%, 7/15/25 (a)(b)		2,310	2,310,265
Series 2013-2A, Class E, 5.62%, 7/15/25 (a)(b)		4,660	4,463,846
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 2.41%, 1/21/26 (a)(b)		18,859	18,881,725
Series 2013-3A, Class D, 4.54%, 1/21/26 (a)(b)		3,665	3,673,119
Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.53%, 7/20/27 (a)(b)		1,300	1,274,875
Sound Point CLO V Ltd., Series 2014-1A, Class E, 5.27%, 4/18/26 (a)(b)		1,551	1,467,366
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.64%, 1/23/27 (a)(b)		2,160	2,162,553
Sound Point CLO VIII Ltd., Series 2015-1A, Class D, 4.67%, 4/15/27 (a)(b)		2,250	2,254,149
Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.78%, 1/20/28 (a)(b)		4,870	4,894,957
Sound Point CLO XI Ltd., Series 2016-1A, Class E, 7.98%, 7/20/28 (a)(b)		7,200	7,289,855
Sound Point CLO XII Ltd.:
Series 2016-2A, Class A, 2.69%, 10/20/28 (a)(b)		4,700	4,727,260
Series 2016-2A, Class E, 7.43%, 10/20/28 (a)(b)		2,350	2,346,884

BLACKROCK FUNDS II	MARCH 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class C, 3.53%, 1/23/29 (a)(b)	USD	1,560	$1,571,537
Series 2016-3A, Class D, 4.73%, 1/23/29 (a)(b)		1,560	1,576,424
Series 2016-3A, Class E, 7.53%, 1/23/29 (a)(b)		2,340	2,344,437
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.47%, 4/15/26 (a)(b)		4,455	4,355,833
Symphony CLO VIII LP:
Series 2012-8A, Class CR, 4.06%, 1/09/23 (a)(b)		750	751,005
Series 2012-8AR, Class ER, 7.01%, 1/09/23 (a)(b)		6,880	6,864,314
Symphony CLO XI Ltd.:
Series 2013-11A, Class B1, 3.22%, 1/17/25 (a)(b)		1,300	1,315,550
Series 2013-11A, Class C, 4.17%, 1/17/25 (a)(b)		750	752,866
Symphony CLO XII Ltd., Series 2013-12A, Class C, 3.77%, 10/15/25 (a)(b)		3,860	3,860,169
Symphony CLO XV Ltd.:
Series 2014-15A, Class DR, 3.35%, 10/17/26 (a)(b)		6,225	6,225,000
Series 2014-15A, Class E, 6.07%, 10/17/26 (a)(b)		2,075	1,992,109
Symphony CLO XVII Ltd., Series 2016-17A, Class E, 8.42%, 4/15/28 (a)(b)		750	755,173
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (a)(b)		750	752,315
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 5.26%, 10/20/26 (a)(b)		4,340	4,340,000
THL Credit Wind River CLO Ltd.:
Series 2013-2A, Class A1, 2.47%, 1/18/26 (a)(b)		250	250,645
Series 2015-1A, Class E1, 6.58%, 7/20/27 (a)(b)		2,330	2,313,852
TIAA CLO II Ltd., Series 2017-1A, Class E, 0.00%, 4/20/29 (a)(b)		500	480,310
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.53%, 4/26/26 (a)(b)		10,680	10,683,724
Series 2015-1A, Class C, 4.03%, 7/20/27 (a)(b)		1,210	1,213,691
Series 2015-1A, Class D, 4.58%, 7/20/27 (a)(b)		1,210	1,195,218
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.57%, 1/20/27 (a)(b)		6,623	6,623,091
Series 2014-3A, Class AR, 2.57%, 1/20/27 (a)(b)		6,623	6,623,000
Series 2014-3A, Class B1, 3.38%, 1/20/27 (a)(b)		2,134	2,133,974
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.89%, 4/20/27 (a)(b)		7,200	7,213,089
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, 1.54%, 3/03/39 (a)(b)		50,060	3,003,600
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)		8,660	8,673,090
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.99%, 11/14/22 (a)(b)		1,575	1,579,534
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, 2.11%, 1/15/27 (a)(b)		5,020	5,026,275
Series 2014-19A, Class BR, 3.02%, 1/15/27 (a)(b)		2,350	2,355,875

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Venture XVI CLO Ltd., Series 2014-16A, Class A2L, 3.02%, 4/15/26 (a)(b)	USD	1,750	$1,749,949
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 3.12%, 7/15/26 (a)(b)		3,720	3,728,387
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 3.12%, 4/15/27 (a)(b)		550	551,066
Series 2015-20A, Class C, 4.17%, 4/15/27 (a)(b)		1,430	1,438,042
Series 2015-20A, Class D, 4.87%, 4/15/27 (a)(b)		1,330	1,330,330
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.62%, 7/15/27 (a)(b)		670	671,192
Venture XXII CLO Ltd., Series 2015-22A, Class E, 7.77%, 1/15/28 (a)(b)		780	778,253
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (a)(b)		2,650	2,656,625
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.64%, 7/24/24 (a)(b)		1,000	996,458
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, 2.51%, 4/20/26 (a)(b)		2,315	2,315,975
Series 2015-3A, Class A2R, 3.08%, 4/20/26 (a)(b)		750	749,363
Series 2015-3A, Class BR, 3.98%, 4/20/26 (a)(b)		1,560	1,565,212
Vibrant CLO IV Ltd.:
Series 2016-4A, Class C, 4.33%, 7/20/28 (a)(b)		4,440	4,489,589
Series 2016-4A, Class D, 5.53%, 7/20/28 (a)(b)		1,680	1,696,490
Vibrant CLO V Ltd., Series 2016-5A, Class A, 2.55%, 1/20/29 (a)(b)		2,920	2,932,716
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.97%, 10/15/22 (a)(b)		10,710	10,702,853
Series 2012-2RA, Class CR, 3.97%, 10/15/22 (a)(b)		7,610	7,623,727
Series 2012-2RA, Class DR, 4.97%, 10/15/22 (a)(b)		6,320	6,355,006
Series 2012-2RA, Class ER, 7.02%, 10/15/22 (a)(b)		2,105	2,107,285
Series 2012-3A, Class BR, 2.97%, 10/15/22 (a)(b)		9,149	9,162,902
Series 2013-1A, Class A1, 2.16%, 4/15/24 (a)(b)		3,876	3,878,488
Series 2013-2A, Class C, 4.54%, 4/25/25 (a)(b)		4,190	4,198,812
Series 2013-3A, Class A1, 2.47%, 1/18/26 (a)(b)		12,370	12,370,684
Series 2013-3A, Class A1R, 0.00%, 1/18/26 (a)(b)		12,370	12,370,000
Series 2013-3A, Class A2, 2.82%, 1/18/26 (a)(b)		4,475	4,474,991
Series 2013-3A, Class A2R, 2.66%, 1/18/26 (a)(b)		4,475	4,475,000
Series 2013-3A, Class B, 3.72%, 1/18/26 (a)(b)		5,440	5,440,140
Series 2013-3A, Class BR, 0.00%, 1/18/26 (a)(b)		5,440	5,440,000
Series 2014-1A, Class C, 4.42%, 4/18/26 (a)(b)		2,560	2,573,051
Series 2014-3A, Class C, 4.64%, 7/25/26 (a)(b)		1,335	1,341,279

8	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-4A, Class A2A, 3.42%, 10/14/26 (a)(b)	USD	2,490	$2,471,610
Series 2014-4A, Class B, 4.37%, 10/14/26 (a)(b)		1,455	1,460,952
Series 2014-4A, Class C, 5.02%, 10/14/26 (a)(b)		3,475	3,487,337
Series 2015-1A, Class D, 6.62%, 4/18/27 (a)(b)		1,225	1,211,804
Series 2016-2A, Class D, 7.97%, 7/19/28 (a)(b)		975	976,901
Series 2016-3A, Class D, 7.67%, 10/18/27 (a)(b)		1,170	1,188,834
Series 2016-4A, Class E2, 7.81%, 7/20/29 (a)(b)		750	744,975
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.38%, 4/20/26 (a)(b)		5,750	5,750,000
Webster Park CLO Ltd.:
Series 2015-1A, Class C, 5.08%, 1/20/27 (a)(b)		7,760	7,839,656
Series 2015-1A, Class D, 7.13%, 1/20/27 (a)(b)		4,400	4,399,648
Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.23%, 7/20/28 (a)(b)		1,170	1,185,105
York CLO 1 Ltd.:
Series 2014-1A, Class D, 5.14%, 1/22/27 (a)(b)		2,150	2,149,746
Series 2014-1A, Class E, 6.49%, 1/22/27 (a)(b)		3,880	3,637,679
York CLO 2 Ltd., Series 2015-1A, Class E, 7.29%, 10/22/27 (a)(b)		2,000	1,994,157
York CLO-3 Ltd., Series 2016-1A, Class E, 6.71%, 7/20/25 (a)(b)		5,070	4,968,442
York CLO-4 Ltd.:
Series 2016-2A, Class D, 4.96%, 11/02/28 (a)(b)		2,140	2,160,230
Series 2016-2A, Class E, 7.90%, 11/02/28 (a)(b)		1,560	1,538,160
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 4.12%, 10/17/26 (a)(b)		3,320	3,332,701

			1,610,584,138
Ireland — 0.2%
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (b)	EUR	800	796,086
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29 (b)		700	744,747
Arbour CLO IV DAC:
Series 4X, Class E, 5.60%, 1/15/30 (b)		1,100	1,152,990
Series 4X, Class F, 8.15%, 1/15/30 (b)		900	936,018
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (b)		2,106	2,219,710
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		1,352	1,321,901
Aurium CLO III DAC:
Series 3X, Class E, 0.00%, 4/15/30 (b)		100	101,346
Series 3X, Class F, 0.00%, 4/15/30 (b)		184	179,803
Avoca CLO XIII Ltd., Series 13X, Class E, 5.17%, 12/29/27 (b)		1,570	1,659,371
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		1,740	1,782,343
Series 14X, Class F, 5.75%, 7/12/28 (b)		1,100	1,058,948
Series 14X, Class SUB, 0.00%, 7/12/28		4,510	4,317,157
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (b)		3,200	3,283,414
Series 15X, Class F, 6.75%, 1/15/29 (b)		1,760	1,768,054
Series 15X, Class M1, 0.00%, 1/15/29 (b)		3,100	3,050,795

Asset-Backed Securities		Par (000)	Value
Ireland (continued)
Avoca CLO XVII DAC, Series 17X, Class E, 5.95%, 1/15/30 (b)	EUR	1,096	$1,165,555
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)		400	420,740
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 1/24/28 (b)		1,700	1,799,223
Series 4X, Class F, 6.50%, 1/22/28 (b)		2,100	2,125,780
Series 4X, Class SUB, 0.00%, 1/24/28 (b)		10,200	9,530,217
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (b)		1,120	1,213,304
CVC Cordatus Loan Fund VIII DAC:
Series 8X, Class E, 5.70%, 4/23/30 (b)		700	731,827
Series 8X, Class F, 7.65%, 4/23/20 (b)		500	498,731
Harvest CLO XI Ltd., Series 11X, Class E, 4.92%, 3/26/29 (b)		2,900	3,049,371
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29 (b)		880	935,041
Oak Hill European Credit Partners IV Designated Activity Co.:
Series 2015-4X, Class E, 5.05%, 1/20/30 (b)		3,960	4,184,323
Series 2015-4X, Class F, 6.65%, 1/20/30 (b)		1,730	1,710,952
St Paul’s CLO VI DAC, Series -6X, Class D, 6.50%, 7/22/29 (b)		1,410	1,509,608

			53,247,355
Italy — 0.0%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		2,239	2,405,864
Series 1, Class B, 5.50%, 10/20/30		2,800	3,064,276
Asset-Backed European Securitisation
Transaction Ten Srl, Series 10, Class A, 0.18%, 12/10/28 (b)		3,521	3,761,009

			9,231,149
Netherlands — 0.1%
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (b)		2,195	2,304,429
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (b)		1,100	1,158,649
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 1/15/30 (b)		780	816,979
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)		2,625	2,784,900
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		3,185	3,210,788
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		1,590	1,544,351
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (b)		800	858,744
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.77%, 1/15/24 (b)		5,820	3,969,056
North Westerly CLO BV, Series IV-X, Class A-1, 1.22%, 1/15/26 (b)		15,800	16,961,369
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (b)		950	1,015,997
Tikehau CLO BV, Series 2015-1X, Class E, 4.60%, 8/04/28 (b)		600	618,368

			35,243,630
Portugal — 0.1%
TAGUS - Sociedade de Titularizacao de Creditos SA/Volta IV, Series 4, Class SNR, 2.42%, 2/12/21		19,226	20,984,568

BLACKROCK FUNDS II	MARCH 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Portugal (continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18	EUR	8,736	$9,442,638

			30,427,206
United Kingdom — 0.1%
E-Carat PLC, Series 5, Class B, 1.21%, 4/18/23 (b)	GBP	5,900	7,310,654
Marketplace Originated Consumer Assets PLC, Series 2016-1, Class B, 3.16%, 10/20/24 (b)		542	681,145
Motor PLC:
Series 2016-1, Class C, 3.75%, 11/25/25		6,720	8,432,097
Series 2016-1, Class D, 4.25%, 11/25/25		1,325	1,666,236
Series 2016-1, Class E, 5.25%, 11/25/25		1,112	1,424,147

			19,514,279
United States — 7.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, 1.11%, 5/25/37 (b)	USD	9,192	3,013,088
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 0.00%, 8/15/30 (a)(d)		5,660	4,307,026
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (a)(c)		8,140	8,041,787
Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)		9,766	9,746,419
Series 2016-C, Class A, 4.00%, 10/25/57 (a)(c)		6,805	6,773,292
ALM XI Ltd.:
Series 2014-11A, Class A2A, 3.02%, 10/17/26 (a)(b)		1,250	1,253,548
Series 2014-11A, Class C, 4.52%, 10/17/26 (a)(b)		655	658,254
Series 2014-11A, Class D, 5.82%, 10/17/26 (a)(b)		1,000	960,766
ALM XVII Ltd., Series 2015-17A, Class C1, 5.17%, 1/15/28 (a)(b)		2,530	2,556,433
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a)		8,624	9,373,118
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.46%, 5/25/35 (b)		11,201	8,922,772
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		3,994	3,943,946
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		5,039	5,066,570
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.94%, 12/10/25 (b)		8,475	6,941,270
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.98%, 5/28/39 (a)(b)		36,332	26,177,226
Series 2005-E, Class A1, 1.78%, 12/28/40 (a)(b)		5,396	4,507,503
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		1,929	1,939,023
BCMSC Trust:
Series 1999-A, Class M1, 6.79%, 3/15/29 (b)		1,875	1,590,473

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)	USD	7,779	$3,454,605
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		7,222	3,313,997
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		12,365	6,004,903
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-EC2, Class M2, 1.40%, 2/25/36 (b)		2,709	2,427,531
Series 2006-HE7, Class 1A2, 1.15%, 9/25/36 (b)		9,078	9,091,056
Series 2006-HE9, Class 2A, 1.12%, 11/25/36 (b)		18,481	16,038,388
Series 2007-AQ2, Class A2, 1.15%, 1/25/37 (b)		7,166	6,897,166
Series 2007-FS1, Class 1A3, 1.15%, 5/25/35 (b)		5,486	4,769,526
Series 2007-HE1, Class 21A2, 1.14%, 1/25/37 (b)		4,471	4,161,998
Series 2007-HE2, Class 22A, 1.12%, 3/25/37 (b)		5,561	4,492,367
Series 2007-HE2, Class 23A, 1.12%, 3/25/37 (b)		10,733	8,425,752
Series 2007-HE3, Class 1A4, 1.33%, 4/25/37 (b)		19,850	12,476,827
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.18%, 1/25/36 (b)		2,469	2,360,943
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 2.18%, 12/25/36 (a)(b)		5,370	5,135,917
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)		3,390	3,369,153
Series 2006-1A, Class C, 1.83%, 12/15/20 (a)(b)		1,000	990,750
Carlyle Daytona CLO Ltd., Series 2007-1A, Class A3L, 1.71%, 4/27/21 (a)(b)		2,245	2,244,008
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 3.13%, 7/20/23 (a)(b)		6,275	6,299,777
Series 2012-2A, Class C1R, 3.93%, 7/20/23 (a)(b)		1,375	1,377,202
Series 2012-2A, Class DR, 4.93%, 7/20/23 (a)(b)		750	753,562
Series 2012-2AR, Class ER, 7.13%, 7/20/23 (a)(b)		9,300	9,315,328
Series 2012-3A, Class CR, 5.12%, 10/14/28 (a)(b)		9,300	9,356,150
Series 2013-1A, Class D, 6.54%, 2/14/25 (a)(b)		500	501,364
Series 2014-1A, Class CR, 3.77%, 4/17/25 (a)(b)		2,340	2,350,199
Series 2015-1A, Class C, 4.18%, 4/20/27 (a)(b)		765	767,814
Series 2015-1A, Class D, 4.78%, 4/20/27 (a)(b)		2,475	2,479,461
Series 2015-1A, Class E1, 6.33%, 4/20/27 (a)(b)		2,265	2,256,290
Series 2015-2A, Class C, 4.79%, 4/27/27 (a)(b)		750	751,340
Series 2015-2A, Class D, 6.34%, 4/27/27 (a)(b)		1,220	1,205,538
Series 2015-3A, Class D, 6.74%, 7/28/28 (a)(b)		1,320	1,316,558

10	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2016-1A, Class D, 8.63%, 4/20/27 (a)(b)	USD	1,750	$1,772,545
Series 2016-3A, Class D, 7.79%, 10/20/29 (a)(b)		750	760,744
Carlyle Global Market Strategies Euro CLO:
Series 2015-2X, Class D, 5.50%, 9/21/29 (b)	EUR	800	840,364
Series 2015-2X, Class E, 6.50%, 9/21/29 (b)		740	743,627
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 1.23%, 4/25/36 (b)	USD	9,244	6,205,526
Series 2006-FRE2, Class A2, 1.10%, 10/25/36 (b)		4,641	3,043,317
Series 2006-FRE2, Class A3, 1.14%, 10/25/36 (b)		12,754	8,404,800
Series 2006-FRE2, Class A5, 1.06%, 10/25/36 (b)		5,444	3,551,895
Series 2006-NC2, Class A3, 1.13%, 6/25/36 (b)		4,490	4,261,213
Series 2006-NC3, Class A4, 1.22%, 8/25/36 (b)		9,267	5,660,203
Series 2006-NC4, Class A3, 0.94%, 10/25/36 (b)		3,740	2,727,713
Series 2006-NC5, Class A3, 0.93%, 1/25/37 (b)		2,500	1,682,169
Series 2006-NC5, Class A5, 1.04%, 1/25/37 (b)		1,407	1,140,624
Series 2007-HE1, Class A2, 1.13%, 6/25/37 (b)		4,528	4,227,415
Series 2007-RFC1, Class A4, 1.20%, 12/25/36 (b)		5,940	3,902,327
C-BASS Trust:
Series 2006-CB7, Class A4, 1.14%, 10/25/36 (b)		2,270	1,563,050
Series 2006-CB9, Class A2, 1.09%, 11/25/36 (b)		4,084	2,360,629
Series 2006-CB9, Class A4, 1.21%, 11/25/36 (b)		678	400,084
Series 2007-CB1, Class AF2, 3.85%, 1/25/37 (c)		20,197	8,751,423
Series 2007-CB5, Class A2, 1.15%, 4/25/37 (b)		3,528	2,636,469
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		827	826,582
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		2,439	2,435,616
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 9/01/29		4,782	2,783,778
Series 2000-4, Class A5, 7.97%, 3/01/25		16,654	9,091,891
Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		5,881	3,343,050
Series 2000-5, Class A6, 7.96%, 5/01/31		7,351	5,172,371
Series 2000-5, Class A7, 8.20%, 5/01/31		13,384	9,656,730
Conseco Financial Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28 (b)		3,842	2,937,479
Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		7,420	7,348,594
Series 1997-6, Class M1, 7.21%, 1/15/29 (b)		6,434	6,315,409

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 1998-4, Class M1, 6.83%, 4/01/30 (b)	USD	1,035	$885,219
Series 1998-6, Class M1, 6.63%, 6/01/30 (b)		3,132	2,864,828
Series 1998-8, Class A1, 6.28%, 9/01/30		5,537	5,815,837
Series 1998-8, Class M1, 6.98%, 9/01/30 (b)		8,337	6,823,452
Series 1999-5, Class A5, 7.86%, 3/01/30 (b)		5,471	4,434,520
Series 1999-5, Class A6, 7.50%, 3/01/30 (b)		4,006	3,146,865
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A3, 6.29%, 6/25/21 (c)		1,432	1,584,661
Series 2006-S3, Class A4, 6.41%, 1/25/29 (c)		2,541	2,528,669
Series 2007-S3, Class A3, 1.16%, 5/25/37 (b)		12,045	9,900,997
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		15,596	14,533,713
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36 (c)		1,887	1,372,745
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (a)(c)		2,397	2,488,807
Series 2006-SL1, Class A2, 5.56%, 9/25/36 (a)(c)		14,701	3,479,703
Series 2007-CB6, Class A4, 1.32%, 7/25/37 (a)(b)		2,778	1,782,305
Series 2007-RP1, Class A, 1.29%, 5/25/46 (a)(b)		5,628	4,614,815
CWABS Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1.14%, 9/25/46 (b)		1,231	1,154,363
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 1.18%, 3/15/34 (b)		1,464	1,177,153
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 7/25/27		1,363	1,569,678
Series 2006-S5, Class A4, 5.84%, 6/25/35		4,439	4,596,659
Series 2006-S5, Class A5, 6.16%, 6/25/35		3,187	3,186,280
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		4,803	4,765,952
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.21%, 12/15/33 (a)(b)		129	111,472
Series 2006-RES, Class 5B1B, 1.10%, 5/15/35 (a)(b)		1,696	1,420,619
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 1.09%, 5/15/35 (b)		5,433	4,717,787
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		39,183	39,259,972
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60%, 7/20/22 (a)		5,500	5,482,749
First Franklin Mortgage Loan Trust:
Series 2006-FF16, Class 2A4, 1.19%, 12/25/36 (b)		8,401	5,298,414
Series 2006-FF5, Class 2A3, 1.14%, 4/25/36 (b)		4,369	3,967,325

BLACKROCK FUNDS II	MARCH 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (a)	USD	2,987	$2,964,444
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.95%, 2/25/37 (b)		7,942	4,490,240
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1.23%, 12/25/35 (b)		2,208	2,107,832
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (b)		3,550	3,838,685
Series 1999-5, Class M2, 9.23%, 12/15/29 (b)		4,684	3,978,700
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)		1,892	831,176
GSAMP Trust:
Series 2006-FM2, Class A2B, 1.10%, 9/25/36 (b)		10,660	4,890,091
Series 2007-H1, Class A1B, 1.18%, 1/25/47 (b)		4,948	3,241,887
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.80%, 7/25/34 (b)		2,508	2,368,501
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		13,101	5,641,026
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.27%, 4/15/36 (b)		7,376	6,723,708
Hyundai Auto Receivables Trust, Series 2013-B, Class CERT, 0.00%, 9/16/19		4,399	1,870,590
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.77%, 6/17/31 (a)(b)		1,869	1,869,181
Series 2014-SFR2, Class A, 1.87%, 9/17/31 (a)(b)		5,971	5,976,783
Series 2014-SFR2, Class C, 2.97%, 9/17/31 (a)(b)		4,830	4,834,751
Series 2014-SFR2, Class E, 4.35%, 9/17/31 (a)(b)		4,960	4,969,559
Series 2014-SFR3, Class D, 3.94%, 12/17/31 (a)(b)		3,360	3,359,991
Series 2015-SFR1, Class E, 5.14%, 3/17/17 (a)(b)		3,266	3,310,513
Series 2015-SFR3, Class E, 4.69%, 8/17/17 (a)(b)		4,685	4,753,600
Irwin Home Equity Loan Trust, Series 2006-P1, Class 1A, 1.06%, 12/25/36 (a)(b)		830	742,712
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 1.25%, 5/25/36 (b)		3,380	2,788,086
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		3,525	2,023,619
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		3,637	2,086,050
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		2,676	1,535,535
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		19,863	21,316,838
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		3,113	2,139,335
Series 2002-A, Class C, 0.00%, 6/15/33 (b)		1,695	1,257,343
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.07%, 6/25/37 (a)(b)		1,732	1,085,533
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		25,435	24,966,220

Asset-Backed Securities		Par (000)	Value
United States (continued)
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 1.20%, 2/25/36 (b)	USD	5,498	$4,953,121
Series 2006-10, Class 2A2, 1.09%, 11/25/36 (b)		1,865	853,031
Series 2006-10, Class 2A3, 1.14%, 11/25/36 (b)		19,049	8,775,991
Series 2006-10, Class 2A4, 1.20%, 11/25/36 (b)		10,201	4,740,494
Series 2006-2, Class 2A3, 1.17%, 3/25/46 (b)		31,230	14,561,398
Series 2006-2, Class 2A4, 1.27%, 3/25/46 (b)		6,528	3,095,460
Series 2006-3, Class 2A3, 1.16%, 5/25/46 (b)		8,904	3,859,018
Series 2006-3, Class 2A4, 1.25%, 5/25/46 (b)		5,262	2,321,688
Series 2006-4, Class 2A4, 1.24%, 5/25/36 (b)		7,900	3,933,067
Series 2006-9, Class 2A3, 1.14%, 10/25/36 (b)		14,790	6,410,811
Series 2006-9, Class 2A4, 1.21%, 10/25/36 (b)		6,624	2,896,148
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.23%, 3/25/32 (b)		4,980	5,024,667
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 1.24%, 6/25/36 (a)(b)		6,526	4,373,406
Series 2007-HE1, Class A4, 1.26%, 5/25/37 (b)		5,000	3,037,687
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1.24%, 6/25/46 (a)(b)		2,426	2,130,163
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, 1.24%, 8/25/37 (b)		1,728	527,492
Series 2006-RM3, Class A2B, 1.07%, 6/25/37 (b)		3,377	1,050,855
Mill Creek CLO Ltd.:
Series 2016-1A, Class C, 4.38%, 4/20/28 (a)(b)		1,600	1,617,446
Series 2016-1A, Class E, 8.78%, 4/20/28 (a)(b)		1,750	1,760,830
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1.09%, 11/25/36 (b)		4,027	1,925,904
Morgan Stanley Mortgage Loan Trust, Series 2006-15XS, Class A2B, 5.51%, 11/25/36 (c)		8,866	4,814,295
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1.16%, 6/25/37 (b)		1,318	1,249,492
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		14,970	13,786,457
Series 2014-CTA, Class B, 2.52%, 10/17/44 (a)(b)		21,595	20,633,053
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		10,722	9,948,608
Series 2015-CA, Class B, 3.25%, 5/15/40 (a)		6,130	6,088,352
Series 2016-AA, Class A2B, 2.92%, 12/15/45 (a)(b)		16,100	16,739,289
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		7,740	6,954,397

12	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)	USD	3,240	$3,236,478
Series 2015-1A, Class B, 2.66%, 7/15/19 (a)(b)		4,790	4,791,423
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.38%, 10/25/36 (a)(b)		732	667,562
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, 1.40%, 10/20/25 (a)(b)		1,069	1,069,000
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (b)		3,142	2,475,914
Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		2,570	2,297,017
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		10,210	10,212,305
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		38,792	38,862,648
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		10,208	10,224,093
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		19,210	19,175,870
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		14,745	14,778,623
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		51,635	52,064,247
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		21,760	21,990,125
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		7,260	7,334,912
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		36,150	36,223,160
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		22,816	22,635,092
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		32,030	31,976,154
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		6,480	6,509,711
Series 2015-3A, Class C, 5.82%, 11/20/28 (a)		14,420	14,123,880
Series 2016-1A, Class A, 3.66%, 2/20/29 (a)		1,730	1,760,954
Series 2016-2A, Class A, 4.10%, 3/20/28 (a)		9,296	9,519,841
Option One Mortgage Loan Trust, Series 2007-CP1, Class 2A3, 1.19%, 3/25/37 (b)		6,755	4,320,804
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1, 7.82%, 3/15/32 (b)		4,842	4,793,823
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.52%, 4/15/26 (a)(b)		2,340	2,351,316
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (a)(c)		2,354	2,354,178
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		9,042	9,070,115
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(c)		18,447	18,560,647
Series 2016-NPL6, Class A1, 3.50%, 10/27/31 (a)(c)		11,525	11,556,945
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		9,755	9,707,622

Asset-Backed Securities		Par (000)		Value
United States (continued)
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)	USD	2,110		$2,185,451
Series 2016-SFR1, Class A, 2.27%, 9/17/33 (a)(b)		4,494		4,551,265
Series 2016-SFR1, Class E, 4.79%, 9/17/33 (a)(b)		8,870		9,067,004
Series 2016-SFR2, Class E, 4.49%, 1/17/34 (a)(b)		4,910		4,984,084
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.48%, 11/25/45 (a)(b)		3,734		3,731,379
SACO I Trust, Series 2006-9, Class A1, 1.28%, 8/25/36 (b)		3,930		5,972,667
Santander Drive Auto Receivables Trust, Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)		0(e	)	1,850,550
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 1.19%, 10/25/36 (b)		4,623		2,993,131
Silver Bay Realty Trust, Series 2014-1, Class A, 1.77%, 9/17/31 (a)(b)		3,300		3,302,385
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 1.19%, 7/15/36 (b)		1,686		1,686,187
Series 2006-A, Class C, 1.47%, 7/15/36 (b)		9,086		8,175,907
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.36%, 3/15/22 (b)		866		863,034
Series 2004-A, Class A3, 1.36%, 6/15/33 (b)		28,574		27,672,374
Series 2004-B, Class A3, 1.29%, 3/15/24 (b)		43,053		42,017,139
Series 2005-B, Class A2, 1.14%, 3/15/23 (b)		661		661,192
Series 2006-A, Class A4, 1.32%, 12/15/23 (b)		7,492		7,440,253
Series 2006-B, Class A4, 1.14%, 3/15/24 (b)		215		214,282
Series 2006-B, Class A5, 1.40%, 12/15/39 (b)		3,660		3,469,612
Series 2006-C, Class A4, 1.13%, 3/15/23 (b)		611		609,339
Series 2007-A, Class A2, 1.25%, 9/15/25 (b)		2,030		2,025,538
Series 2007-A, Class A3, 1.30%, 12/15/26 (b)		7,225		7,150,909
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440		16,813,628
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		15,415		15,371,579
Series 2013-C, Class B, 3.50%, 6/15/44 (a)(b)		19,840		20,093,359
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505		16,535,341
SMB Private Education Loan Trust:
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		15,900		15,733,731
Series 2015-C, Class B, 3.50%, 9/15/43 (a)		13,620		13,356,694
Series 2015-C, Class C, 4.50%, 9/17/46 (a)		24,880		24,892,990
Solarcity LMC Series IV LLC, Series 2015-1, Class B, 5.58%, 8/21/45 (a)		11,370		11,103,942
Sorrento Park CLO Designated Activity Co., Series 1X, Class E, 5.92%, 11/16/27 (b)	EUR	510		499,707

BLACKROCK FUNDS II	MARCH 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.78%, 1/25/35 (b)	USD	551	$522,690
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)		56,956	57,305,266
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		46,465	46,905,414
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		29,600	29,565,554
Series 2015-AA, Class D, 6.31%, 11/15/24 (a)		1,500	1,515,372
Series 2016-AA, Class A, 2.90%, 11/15/29 (a)		18,963	19,071,476
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (a)(c)		9,299	9,252,665
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.47%, 7/15/28 (a)(b)		1,170	1,136,632
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.02%, 5/17/32 (a)(b)		4,839	4,831,648
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(c)		4,012	3,979,215
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)		18,960	18,842,618
Series 2016-3II, Class A, 3.60%, 10/27/36 (a)(c)		6,919	6,885,603
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(c)		22,732	22,616,396
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(c)		49,665	49,355,552
Series 2016-3III, Class A, 3.60%, 10/27/36 (a)(c)		32,670	32,493,956
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(c)		39,004	39,106,680
Series 2016-2IV, Class A, 3.47%, 8/27/36 (a)(c)		31,315	31,121,439
Series 2016-3IV, Class A, 3.60%, 10/27/36 (a)(c)		16,474	16,551,883
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		32,549	32,610,403
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.11%, 7/25/37 (a)(b)		11,202	10,019,094
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 1.16%, 9/25/36 (b)		18,860	8,895,073
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE5, Class 1A, 1.14%, 10/25/36 (b)		7,560	5,771,212
Series 2006-HE5, Class 2A2, 1.16%, 10/25/36 (b)		23,580	11,318,189
Series 2007-HE2, Class 2A2, 1.20%, 2/25/37 (b)		17,088	7,049,548
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 8/15/22		6,229	6,372,890
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,304,685
Series 2012-D, Class B, 3.34%, 4/17/23		4,080	4,148,069
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,561,165

Asset-Backed Securities		Par (000)	Value
United States (continued)
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)	USD	5,440	$5,522,842

			1,924,998,670
Total Asset-Backed Securities — 13.3%			3,691,286,832

Common Stocks		Shares	Value
Canada — 0.0%
Northern Graphite Corp. (f)		435,208	103,087
China — 0.1%
Guotai Junan Securities Co. Ltd.		9,792,200	19,958,624
Israel — 0.0%
Teva Pharmaceutical Industries Ltd. — ADR		42,500	1,363,825
Italy — 0.0%
Telecom Italia SpA (f)		1,441,206	1,296,098
Luxembourg — 0.0%
Concrete Investment I SCA (f)(g)		72,402	4,035,721
Concrete Investment II SCA (f)(g)		24,318	—

			4,035,721
United Kingdom — 0.0%
Sky PLC		110,987	1,357,180
United States — 0.7%
Alere, Inc. (f)		10,000	397,300
AMC Networks, Inc., Class A (f)		133,750	7,848,450
Apple Inc.		74,566	10,712,152
Bank of America Corp.	1,124,975		26,538,160
Boyd Gaming Corp. (f)		280,479	6,173,343
Citigroup, Inc.		295,857	17,698,166
Concho Resources, Inc. (f)		49,251	6,320,873
Delta Air Lines, Inc.		235,776	10,836,265
Dollar General Corp.		72,042	5,023,489
Energen Corp. (f)		225,832	12,294,294
Goldman Sachs Group, Inc.		34,017	7,814,385
Halcon Resources Corp. (f)		199,220	1,533,994
JPMorgan Chase & Co.		193,990	17,040,082
Matador Resources Co. (f)		357,816	8,512,443
MGIC Investment Corp. (f)	1,488,519		15,078,697
Morgan Stanley		134,752	5,772,776
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $17,341) (f)(h)		17,341	17,341
Pioneer Energy Services Corp. (f)		113,904	455,616
Pioneer Natural Resources Co.		32,964	6,138,886
United Continental Holdings, Inc. (f)		103,412	7,305,024
UnitedHealth Group, Inc.		85,212	13,975,620
Vantage Drilling Co. (f)	1,556,671		31,133
Wells Fargo & Co.		184,342	10,260,476

			197,778,965
Total Common Stocks — 0.8%			225,893,500

Corporate Bonds		Par (000)	Value
Argentina — 0.2%
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (a)	USD	5,000	5,162,500
Arcor SAIC, 6.00%, 7/06/23 (a)		6,025	6,401,563

14	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Argentina (continued)
Cablevision SA, 6.50%, 6/15/21 (a)	USD	5,000	$5,267,500
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (a)		718	735,950
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (a)		12,475	13,231,733
Genneia SA, 8.75%, 1/20/22 (a)		5,000	5,212,500
Pampa Energia SA, 7.50%, 1/24/27 (a)		10,000	10,127,500
Stoneway Capital Corp., 10.00%, 3/01/27 (a)		20,000	20,855,600

			66,994,846
Australia — 0.3%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		15,900	17,805,520
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (i)	EUR	8,200	8,704,047
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)	USD	2,817	2,943,151
Transfield Services Ltd.:
8.38%, 5/15/20 (a)		1,800	1,881,000
8.38%, 5/15/20		300	313,500
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		13,250	13,746,875
Westpac Banking Corp., 2.15%, 3/06/20		35,861	35,882,337

			81,276,430
Austria — 0.1%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 8.13%, 10/30/23	EUR	11,500	15,689,235
Raiffeisen Bank International AG:
6.63%, 5/18/21		1,300	1,620,996
4.50%, 2/21/25 (b)		10,600	11,948,176
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)		1,200	1,457,849

			30,716,256
Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/01/26	USD	35,720	36,120,064
4.90%, 2/01/46		16,471	17,800,605
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28	EUR	2,800	3,122,401
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24		600	640,082
Nyrstar NV, 4.25%, 9/25/18		800	861,977

			58,545,129
Brazil — 0.2%
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)	USD	3,707	3,873,074
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		3,225	3,151,244
Raizen Fuels Finance SA, 5.30%, 1/20/27 (a)		7,174	7,263,675
Rumo Luxembourg Sàrl, 7.38%, 2/09/24 (a)		13,665	14,074,950
Suzano Austria GmbH, 5.75%, 7/14/26 (a)		7,190	7,323,015
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		6,980	7,435,794

			43,121,752
Canada — 0.5%
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23 (a)		14,557	14,884,900
Bank of Nova Scotia, 2.70%, 3/07/22		31,400	31,489,678
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		11,745	12,185,437
Canbriam Energy, Inc., 9.75%, 11/15/19 (a)		29,906	31,326,535
Glencore Canada Financial Corp., 7.38%, 5/27/20	GBP	2,000	2,924,219
Manulife Financial Corp., 4.06%, 2/24/32 (b)	USD	24,330	24,375,156

Corporate Bonds		Par (000)	Value
Canada (continued)
Seven Generations Energy Ltd., 6.75%, 5/01/23 (a)	USD	17,806	$18,607,270

			135,793,195
Chile — 0.0%
GNL Quintero SA:
4.63%, 7/31/29 (a)		856	875,260
4.63%, 7/31/29		5,202	5,319,045

			6,194,305
China — 1.1%
Baidu, Inc., 4.13%, 6/30/25		3,000	3,118,821
Baosteel Hong Kong Investment Co. Ltd., 0.00%, 12/01/18 (d)(i)		5,000	5,127,500
Baoxin Auto Finance I Ltd., 8.75% (b)(j)		5,475	5,741,151
China Aoyuan Property Group Ltd.:
6.53%, 4/25/19		1,750	1,800,334
6.35%, 1/11/20		7,584	7,840,279
China City Construction International Co. Ltd., 5.35%, 7/03/17 (f)(k)	CNH	5,952	524,235
China Evergrande Group:
8.75%, 10/30/18	USD	1,358	1,410,623
7.00%, 3/23/20		7,990	8,189,223
China Singyes Solar Technologies Holdings Ltd.:
7.95%, 2/15/19		5,850	5,994,208
5.00%, 8/08/19 (i)	CNY	4,000	568,792
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (d)(i)	USD	14,900	15,272,500
Cosmos Boom Investment Ltd., 0.50%, 6/23/20 (i)		7,400	7,178,000
CRRC Corp Ltd., 0.00%, 2/05/21 (d)(i)		17,000	17,867,000
Ctrip.com International Ltd., 1.25%, 9/15/22 (a)(i)		4,164	4,309,740
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22		13,709	13,824,589
Easy Tactic Ltd., 5.75%, 1/13/22		11,200	11,464,062
ENN Energy Holdings Ltd., 0.00%, 2/26/18 (d)(i)		9,500	10,117,500
Fortune Star BVI Ltd., 5.25%, 3/23/22		11,060	11,206,965
Franshion Capital Ltd., 6.80% (i)(j)		10,000	10,872,500
Future Land Development Holdings Ltd., 5.00%, 2/16/20		4,475	4,508,325
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		7,550	7,575,851
GOME Electrical Appliances Holding Ltd., 5.00%, 3/10/20		9,050	9,176,944
Guorui Properties Ltd., 7.00%, 3/21/20		5,450	5,470,094
HC International, Inc., 5.00%, 11/27/19 (i)	HKD	30,000	3,744,451
Hesteel Hong Kong Co. Ltd., 4.25%, 4/07/20	USD	11,000	11,137,500
HNAG Funding Ltd., 2.87%, 2/04/20		1,016	1,014,009
Kaisa Group Holdings Ltd.:
Series B, 7.56% (7.56% Cash or 7.56% PIK), 6/30/20 (l)		7,035	6,964,785
Series C, 7.56% (7.56% Cash or 7.56% PIK), 12/31/20 (l)		1,699	1,681,725
Series D, 7.56% (7.56% Cash or 7.56% PIK), 6/30/21 (l)		2,355	2,342,966
Prime Bloom Holdings Ltd., 7.50%, 12/19/19		5,200	5,379,358
Proven Glory Capital Ltd.:
3.25%, 2/21/22		21,675	21,562,940
4.00%, 2/21/27		12,025	11,890,801
Reward International Investment Ltd., 7.25%, 1/25/20		2,550	2,588,235
Rock International Investment, Inc., 6.63%, 3/27/20		8,760	8,781,322
Shougang Corp., 3.38%, 12/09/19		10,500	10,522,837

BLACKROCK FUNDS II	MARCH 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
China (continued)
Shui On Development Holding Ltd., 7.50% (b)(i)(j)	USD	7,000	$7,427,000
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		8,025	7,969,708
Times Property Holdings Ltd., 6.25%, 1/23/20		7,673	7,911,761
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		18,250	17,297,770
West China Cement Ltd., 6.50%, 9/11/19		1,088	1,133,694
Xinhu BVI Holding Co. Ltd., 6.00%, 3/01/20		3,500	3,530,425
Xinyuan Real Estate Co. Ltd.:
8.13%, 8/30/19		1,850	1,875,462
7.75%, 2/28/21		2,725	2,697,592
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	16,000	2,306,195
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22	USD	5,150	5,303,980

			314,223,752
Colombia — 0.0%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		9,766	9,702,521
Congo Democratic Republic — 0.0%
HTA Group Ltd., 9.13%, 3/08/22		8,587	8,502,847
Cyprus — 0.0%
Volcan Holdings PLC, 4.13%, 4/11/20 (i)	GBP	3,700	4,670,487
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (a)	USD	5,000	5,217,700
France — 0.4%
Autodis SA:
4.38%, 5/01/22 (b)	EUR	375	405,692
4.38%, 5/01/22		550	609,038
BiSoho SAS, 5.88%, 5/01/23		974	1,111,910
BNP Paribas Cardif SA, 4.03% (b)(j)		2,200	2,348,563
BNP Paribas SA:
4.38%, 5/12/26 (a)		18,890	18,768,726
4.63%, 3/13/27 (a)		10,429	10,426,299
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	1,200	1,494,386
4.56%, 1/25/23		400	471,789
4.50%, 3/07/24		3,300	3,814,919
3.58%, 2/07/25		1,100	1,189,807
4.05%, 8/05/26		7,000	7,756,582
CMA CGM SA, 7.75%, 1/15/21		900	967,093
CNP Assurances, 4.50%, 6/10/47 (b)		2,400	2,675,717
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		675	756,637
Credit Agricole Assurances SA:
4.25% (b)(j)		2,500	2,698,673
4.50% (b)(j)		400	433,353
Faurecia, 3.63%, 6/15/23		1,200	1,334,763
GELF Bond Issuer I SA, 1.63%, 10/20/26		2,300	2,400,683
Groupama SA, 6.00%, 1/23/27		2,100	2,363,503
Groupe Fnac SA, 3.25%, 9/30/23		625	681,821
HomeVi SAS, 6.88%, 8/15/21		352	393,520
Horizon Holdings I SAS, 7.25%, 8/01/23		400	451,791
Horizon Parent Holdings Sàrl, 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (l)		1,725	1,911,545
Loxam SAS:
3.50%, 4/15/22		435	466,844
3.50%, 5/03/23		800	853,443
4.25%, 4/15/24		1,443	1,560,056
6.00%, 4/15/25		402	434,490
NewCo Sab MidCo SASU, 5.38%, 4/15/25		433	461,949
Orange SA, 3.38%, 9/16/22		5,550	6,808,126
Paprec Holding SA, 5.25%, 4/01/22		976	1,085,753

Corporate Bonds		Par (000)	Value
France (continued)
Rexel SA:
3.50%, 6/15/23	EUR	1,866	$2,065,304
2.63%, 6/15/24		825	866,855
SFR Group SA:
5.38%, 5/15/22		1,720	1,913,032
6.00%, 5/15/22 (a)	USD	16,000	16,580,000
7.38%, 5/01/26 (a)		7,307	7,526,210
SPIE SA, 3.13%, 3/22/24	EUR	700	754,939
SUEZ SA, 1.50%, 4/03/29		3,700	3,911,943
Teleperformance, 1.50%, 4/03/24		3,200	3,405,236
Tereos Finance Groupe I SA, 4.13%, 6/16/23		2,200	2,388,626
THOM Europe SAS, 7.38%, 7/15/19		475	523,763
Verallia Packaging SASU, 5.13%, 8/01/22		1,225	1,387,466

			118,460,845
Germany — 0.9%
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (i)		9,600	13,595,340
1.50%, 1/18/21 (i)		300	330,842
BMBG Bond Finance SCA, 3.00%, 6/15/21		525	575,474
Deutsche Bank AG, 4.25%, 10/14/21 (a)	USD	22,600	23,162,130
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	600	689,364
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (a)	USD	15,151	15,084,745
Fresenius Finance Ireland PLC:
1.50%, 1/30/24	EUR	2,450	2,662,930
3.00%, 1/30/32		11,750	13,388,768
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	111,481
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (l)		1,825	1,995,433
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (l)		1,450	1,583,912
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (l)		650	704,170
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (l)		1,021	1,175,120
ProGroup AG:
5.13%, 5/01/22		573	644,348
2.50%, 3/31/24 (b)		527	562,262
Schaeffler Finance BV, 3.25%, 5/15/25		400	456,122
Senvion Holding GmbH, 6.63%, 11/15/20		1,114	1,222,360
Siemens Financieringsmaatschappij NV:
3.13%, 3/16/24 (a)	USD	22,370	22,529,990
3.40%, 3/16/27 (a)		50,713	51,162,875
thyssenkrupp AG, 1.38%, 3/03/22	EUR	2,700	2,833,073
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)	USD	32,424	33,717,393
5.75%, 1/15/23	EUR	1,763	1,982,282
4.00%, 1/15/25		3,996	4,428,135
5.00%, 1/15/25 (a)	USD	7,530	7,699,425
4.63%, 2/15/26	EUR	1,200	1,367,407
3.50%, 1/15/27		4,655	5,031,768
6.25%, 1/15/29		2,237	2,699,778
Volkswagen International Finance NV:
0.02%, 3/30/19 (b)		5,600	5,983,107
0.50%, 3/30/21		5,200	5,551,005
1.13%, 10/02/23		10,500	11,226,234
1.88%, 3/30/27		14,700	15,798,525
ZF North America Capital, Inc., 2.75%, 4/27/23		6,200	7,042,448

			256,998,246

16	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Greece — 0.0%
OTE PLC, 3.50%, 7/09/20	EUR	3,111	$3,343,995
Titan Global Finance PLC, 3.50%, 6/17/21		350	388,316

			3,732,311
Guatemala — 0.0%
Central American Bottling Corp., 5.75%, 1/31/27 (a)	USD	7,784	8,067,805
Hong Kong — 0.6%
Asia View Ltd., 1.50%, 8/08/19 (i)		7,000	7,829,500
ASM Pacific Technology Ltd., 2.00%, 3/28/19 (i)	HKD	24,000	3,667,246
Bagan Capital Ltd., 0.00%, 9/23/21 (d)(i)	USD	14,650	15,089,500
China Nickel Resources Holdings Co. Ltd., 12.00%, 12/12/18 (f)(k)	HKD	7,000	90,073
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (d)(i)	USD	14,200	14,462,700
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (i)	HKD	47,851	4,833,470
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22	USD	29,900	29,916,056
3.50%, 4/05/27		17,300	17,249,363
Dah Sing Bank Ltd., 4.25%, 11/30/26 (b)		6,750	6,813,018
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (d)(i)	HKD	130,000	16,978,704
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,614,494
Noble Group Ltd., 3.63%, 3/20/18	USD	2,554	2,509,305
PB Issuer No. 4 Ltd., 3.25%, 7/03/21 (i)		4,433	4,275,629
Shine Power International Ltd., 0.00%, 7/28/19 (d)(i)	HKD	60,000	7,739,819
Studio City Co. Ltd., 7.25%, 11/30/21	USD	8,300	8,849,875
United Laboratories International Holdings Ltd., 4.50%, 12/05/21 (i)		4,000	4,777,000
United Photovoltaics Group Ltd., 8.25%, 1/25/20		1,916	1,983,049

			150,678,801
India — 0.5%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (a)		11,500	11,632,280
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,163
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		13,331	13,979,233
Food Corp. of India, 9.95%, 3/07/22	INR	1,500,000	25,523,839
Greenko Dutch BV, 8.00%, 8/01/19	USD	3,046	3,216,576
Housing Development Finance Corp. Ltd.:
7.88%, 8/21/19	INR	720,000	11,117,605
7.00%, 1/09/20		950,000	14,513,633
ICICI Bank Ltd., 4.00%, 3/18/26	USD	3,669	3,652,013
Neerg Energy Ltd., 6.00%, 2/13/22		17,000	17,254,235
Reliance Industries Ltd., 5.88% (j)		6,183	6,291,203
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(i)		4,667	5,273,710
TML Holdings Pte Ltd., 5.75%, 5/07/21		716	748,183
Vedanta Resources PLC:
6.00%, 1/31/19		7,575	7,792,781
8.25%, 6/07/21		9,066	9,741,417
6.38%, 7/30/22		8,050	8,090,250
Videocon Industries Ltd., 2.80%, 12/31/20		735	580,634

			139,700,755
Indonesia — 0.1%
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		9,025	9,339,927
Bumi Investment Property Ltd., 10.75%, 10/06/17 (f)(k)		14,920	8,019,500
Enercoal Resources Pte Ltd., 9.25%, 4/07/18 (f)(i)(k)		3,200	1,424,000
Jababeka International BV, 6.50%, 10/05/23 (a)		2,916	3,002,853

Corporate Bonds		Par (000)	Value
Indonesia (continued)
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22	USD	5,000	$4,985,650
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		2,250	2,337,953
PB International BV, 7.63%, 1/26/22		3,050	3,156,613

			32,266,496
Ireland — 0.2%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	3,001	3,354,507
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc.:
6.00%, 6/30/21 (a)	USD	3,850	3,965,500
4.25%, 1/15/22	EUR	911	999,409
4.13%, 5/15/23		550	619,071
4.63%, 5/15/23 (a)	USD	24,674	24,859,055
2.75%, 3/15/24	EUR	2,875	3,021,176
6.75%, 5/15/24		1,359	1,583,891
Bank of Ireland, 4.25%, 6/11/24 (b)		14,100	15,741,375
eircom Finance DAC, 4.50%, 5/31/22		1,537	1,699,605
Smurfit Kappa Acquisitions Unlimited Co., 2.38%, 2/01/24		700	751,430
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	3,075	4,000,026

			60,595,045
Italy — 0.4%
2i Rete Gas SpA, 1.75%, 8/28/26	EUR	2,625	2,819,213
Assicurazioni Generali SpA:
10.13%, 7/10/42 (b)		3,000	4,205,476
7.75%, 12/12/42 (b)		4,600	5,925,558
5.50%, 10/27/47 (b)		4,738	5,363,577
Banca Popolare di Milano Scarl, 4.25%, 1/30/19		600	669,049
Banco BPM SpA, 2.75%, 7/27/20		2,300	2,499,653
Intesa Sanpaolo SpA:
5.00%, 9/23/19		300	347,739
5.15%, 7/16/20		1,750	2,067,094
6.63%, 9/13/23		7,240	9,129,971
2.86%, 4/23/25		836	879,112
3.93%, 9/15/26		3,780	4,150,185
Marcolin SpA, 4.13%, 2/15/23 (b)		325	351,773
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	1,740	1,974,900
6.25%, 1/15/40 (a)		4,418	4,660,990
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (l)	EUR	6,725	7,201,155
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (l)		2,327	2,554,144
Saipem Finance International BV, 2.75%, 4/05/22		810	864,404
Snai SpA, 6.38%, 11/07/21		370	417,287
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	956	966,153
6.00%, 9/30/34		787	777,163
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	2,179	3,063,450
Telecom Italia SpA:
1.13%, 3/26/22 (i)		9,700	10,125,509
3.25%, 1/16/23		1,894	2,143,777
3.63%, 1/19/24		2,709	3,064,940
5.30%, 5/30/24 (a)	USD	8,155	8,246,744
UniCredit SpA:
6.95%, 10/31/22	EUR	2,729	3,419,993
5.75%, 10/28/25 (b)		2,986	3,430,788
4.38%, 1/03/27 (b)		1,525	1,677,308
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (b)		1,675	1,791,774

BLACKROCK FUNDS II	MARCH 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Italy (continued)
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	3,188	$3,456,234
4.75%, 7/15/20 (a)	USD	800	813,000
7.00%, 4/23/21	EUR	600	663,765
7.38%, 4/23/21 (a)	USD	3,200	3,328,000

			103,049,878
Jamaica — 0.0%
Digicel Group Ltd.:
8.25%, 9/30/20 (a)		3,750	3,222,750
7.13%, 4/01/22 (a)		3,750	2,915,625

			6,138,375
Japan — 0.8%
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (d)(i)	JPY	200,000	1,790,173
0.00%, 3/25/20 (d)(i)		130,000	1,167,700
Ezaki Glico Co. Ltd., 0.00%, 1/30/24 (d)(i)		120,000	1,131,770
HIS Co. Ltd., 0.00%, 8/30/19 (d)(i)	1,090,000		9,839,666
Iida Group Holdings Co. Ltd., 0.00%, 6/18/20 (d)(i)		250,000	2,276,453
Iwatani Corp., 0.00%, 10/22/20 (d)(i)	1,230,000		11,655,888
Kandenko Co. Ltd., 0.00%, 3/31/21 (d)(i)		280,000	2,728,824
Kansai Paint Co. Ltd.:
0.00%, 6/17/19 (d)(i)		530,000	5,129,570
0.00%, 6/17/22 (d)(i)		240,000	2,250,067
Kyushu Electric Power Co., Inc., 0.00%, 3/31/22 (d)(i)		250,000	2,333,715
LIXIL Group Corp.:
0.00%, 3/04/20 (d)(i)		650,000	5,997,597
0.00%, 3/04/22 (d)(i)		110,000	1,034,986
Mitsubishi Chemical Holdings Corp.:
0.00%, 3/30/22 (d)(i)		520,000	4,796,910
0.00%, 3/29/24 (d)(i)		420,000	3,877,257
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	USD	10,257	10,323,999
Mitsui OSK Lines Ltd., 0.00%, 4/24/20 (d)(i)		4,100	3,961,625
Mizuho Financial Group, Inc., 2.95%, 2/28/22		29,352	29,362,508
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (d)(i)	JPY	570,000	5,452,708
Resorttrust, Inc., 0.00%, 12/01/21 (d)(i)	1,190,000		10,795,832
Shimizu Corp., 0.00%, 10/16/20 (d)(i)		500,000	4,804,410
Shizuoka Bank Ltd., 0.00%, 4/25/18 (d)(i)	USD	1,700	1,657,500
SoftBank Group Corp., 4.75%, 7/30/25	EUR	446	526,062
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (d)(i)	JPY	350,000	3,316,716
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (a)	USD	26,835	26,795,633
Takashimaya Co. Ltd., 0.00%, 12/11/18 (d)(i)	JPY	520,000	4,664,960
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (d)(i)		170,000	1,530,046
0.00%, 12/03/20 (d)(i)	1,070,000		9,755,232
Transcosmos, Inc., 0.00%, 12/22/20 (d)(i)		420,000	3,819,725
Unicharm Corp., 0.00%, 9/25/20 (d)(i)		170,000	1,842,316
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (a)(l)	USD	27,820	28,793,690
Wessex Ltd., 0.00%, 6/24/19 (d)	JPY	4,500	202,102
Yamaguchi Financial Group, Inc.:
0.00%, 12/20/18 (d)(i)	USD	3,300	3,667,125
0.65%, 3/26/20 (b)(i)		10,200	10,554,450

			217,837,215
Kuwait — 0.0%
Al Ahli Bank of Kuwait KSCP, 3.50%, 4/05/22		7,250	7,242,387
Luxembourg — 0.2%
Altice Financing SA, 5.25%, 2/15/23	EUR	698	793,178
Altice Finco SA, 9.00%, 6/15/23		1,129	1,365,512

Corporate Bonds		Par (000)	Value
Luxembourg (continued)
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	1,416	$1,598,329
6.25%, 2/15/25		1,020	1,158,868
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	675	878,049
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	2,007	2,162,057
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (l)		5,362	5,875,812
DEA Finance SA, 7.50%, 10/15/22		125	140,719
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	2,609	3,466,244
INEOS Group Holdings SA, 5.38%, 8/01/24	EUR	400	441,949
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)	USD	10,650	10,495,575
Matterhorn Telecom Holding SA, 4.88%, 5/01/23	EUR	953	1,012,851
Matterhorn Telecom SA:
3.88%, 5/01/22		1,093	1,180,628
3.25%, 2/01/23 (b)		1,591	1,688,797
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		247	269,487
Play Topco SA, 5.38% (5.38% Cash or 5.38% PIK), 9/15/22 (l)		2,098	2,232,468
SELP Finance Sarl, 1.25%, 10/25/23		9,650	10,043,039
Swissport Investments SA, 6.75%, 12/15/21		793	915,345
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		2,605	3,060,159
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		334	381,833
WFS Global Holding SAS, 9.50%, 7/15/22		823	915,530

			50,076,429
Malaysia — 0.1%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	15,400	16,627,842
Cahaya Capital Ltd., 0.00%, 9/18/21 (d)(i)		5,000	4,813,750
Gohl Capital Ltd., 4.25%, 1/24/27		13,600	13,736,041

			35,177,633
Mexico — 0.1%
Cemex Finance LLC:
9.38%, 10/12/22 (a)		5,000	5,402,500
4.63%, 6/15/24	EUR	1,700	1,917,809
Trust F, 6.95%, 1/30/44	USD	5,000	5,057,500

			12,377,809
Mongolia — 0.0%
Mongolian Mining Corp., 8.88%, 3/29/17 (f)(k)		4,260	2,705,100
Netherlands — 0.4%
ABN AMRO Bank NV, 4.40%, 3/27/28 (b)		23,000	23,120,612
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 3.50%, 5/26/22		6,791	6,842,775
ASML Holding NV, 1.63%, 5/28/27	EUR	4,145	4,439,627
Constellium NV:
7.88%, 4/01/21 (a)	USD	1,219	1,301,283
8.00%, 1/15/23 (a)		3,342	3,425,550
ING Groep NV:
3.15%, 3/29/22		5,910	5,923,776
3.95%, 3/29/27		23,430	23,485,435
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	810	971,044
Lincoln Finance Ltd., 6.88%, 4/15/21		300	341,964
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (a)	USD	9,800	10,167,500
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	364	397,053
Shell International Finance BV, 3.25%, 5/11/25	USD	7,800	7,875,707
United Group BV, 7.88%, 11/15/20	EUR	1,322	1,467,432
UPC Holding BV, 6.75%, 3/15/23		451	518,406

18	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Netherlands (continued)
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	2,610	$2,833,361
Ziggo Bond Finance BV, 4.63%, 1/15/25		173	191,478
Ziggo Secured Finance BV:
4.25%, 1/15/27		400	444,610
5.50%, 1/15/27 (a)	USD	12,129	12,127,787

			105,875,400
New Zealand — 0.1%
Chorus Ltd., 1.13%, 10/18/23	EUR	2,035	2,168,991
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	9,041	9,301,019
6.88%, 2/15/21		846	869,077
5.13%, 7/15/23 (a)		14,795	15,201,863

			27,540,950
Norway — 0.1%
Norske Skog AS, 11.75%, 12/15/19	EUR	801	822,893
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 11/10/23 (a)	USD	9,811	10,480,601
Silk Bidco AS, 7.50%, 2/01/22	EUR	1,350	1,547,611

			12,851,105
Panama — 0.0%
AES Panama SRL, 6.00%, 6/25/22 (a)	USD	3,750	3,862,500
Peru — 0.0%
Inkia Energy Ltd., 8.38%, 4/04/21 (a)		5,000	5,125,000
Philippines — 0.0%
AYC Finance Ltd., 0.50%, 5/02/19 (i)		6,800	6,876,500
Portugal — 0.1%
Banco Espirito Santo SA:
2.63%, 5/08/17 (f)(k)	EUR	6,100	1,887,175
4.75%, 1/15/18 (f)(k)		15,500	4,795,280
4.00%, 1/21/19 (f)(k)		19,000	5,878,086

			12,560,541
Qatar — 0.1%
ABQ Finance Ltd., 3.50%, 2/22/22		16,900	16,804,853
Ezdan Sukuk Co. Ltd., 4.88%, 4/05/22		8,100	8,090,280
Qatar Reinsurance Co. Ltd., 4.95% (b)(j)		7,550	7,617,119

			32,512,252
Singapore — 0.0%
Suntec Real Estate Investment Trust, 1.75%, 9/05/21 (i)	SGD	6,500	4,576,974
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	440	490,653
South Korea — 0.2%
GS Engineering & Construction Corp., 4.50%, 7/21/21 (i)	USD	6,800	7,310,000
Hyundai Heavy Industries Co. Ltd., 0.00%, 6/29/20 (d)(i)		2,400	2,259,600
Kakao Corp., 0.00%, 5/11/21 (d)(i)	KRW	11,600,000	10,671,108
Shinhan Bank, 3.88%, 12/07/26 (b)	USD	14,667	14,891,860
Woori Bank, 4.75%, 4/30/24		18,700	19,298,849

			54,431,417
Spain — 0.5%
Bankia SA:
4.00%, 5/22/24 (b)	EUR	20,900	23,029,999
3.38%, 3/15/27 (b)		24,600	26,461,389
BPE Financiaciones SA, 2.00%, 2/03/20		12,100	12,939,299
CaixaBank SA, 3.50%, 2/15/27 (b)		20,900	22,916,534
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21		400	453,959
5.88%, 5/15/23		1,400	1,568,201

Corporate Bonds		Par (000)	Value
Spain (continued)
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	500	$535,503
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		11,700	12,479,101
Liberbank SA, 6.88%, 3/14/27 (b)		700	763,782
NH Hotel Group SA:
3.75%, 10/01/23		675	748,896
3.75%, 10/01/23		403	446,560
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		4,334	4,794,360
Santander Issuances SAU, 3.25%, 4/04/26		2,200	2,441,721
Telefonica Emisiones SAU:
4.10%, 3/08/27	USD	6,041	6,083,631
5.21%, 3/08/47		9,860	9,980,923

			125,643,858
Sweden — 0.0%
SCA Hygiene AB:
1.13%, 3/27/24	EUR	2,150	2,317,171
1.63%, 3/30/27		3,350	3,628,488
Verisure Holding AB, 6.00%, 11/01/22		396	456,145

			6,401,804
Switzerland — 0.4%
Credit Suisse AG, 5.75%, 9/18/25 (b)		3,090	3,691,993
EFG International Guernsey Ltd., 5.00%, 4/05/27 (b)	USD	6,300	6,304,706
ELM BV for Helvetia Schweizerische Versich-erungsgesellschaft AG, 3.38%, 9/29/47 (b)	EUR	4,800	5,081,943
Glencore Funding LLC, 4.00%, 3/27/27 (a)	USD	33,990	33,556,424
LafargeHolcim Finance U.S. LLC:
3.50%, 9/22/26 (a)		6,312	6,102,145
4.75%, 9/22/46 (a)		5,935	5,941,457
Novartis Capital Corp., 3.10%, 5/17/27		15,660	15,574,183
UBS AG, 4.75%, 2/12/26 (b)	EUR	4,255	4,982,006
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (a)	USD	28,412	28,819,116

			110,053,973
Taiwan — 0.2%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (d)(i)		15,000	15,000,000
Nanya Technology Corp., 0.00%, 1/24/22 (d)(i)		3,400	3,693,250
Neo Solar Power Corp., 0.00%, 10/27/19 (d)(i)		5,000	5,062,500
TPK Holding Co. Ltd., 0.00%, 4/08/20 (d)(i)		21,000	20,973,750

			44,729,500
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (d)(i)	THB	256,000	8,083,230
CP Foods Holdings Ltd., 0.50%, 9/22/21 (i)	USD	8,800	8,819,800

			16,903,030
Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		7,658	7,198,840
Turkiye Sinai Kalkinma Bankasi AS, 7.63%, 3/29/27 (b)		4,951	5,025,265

			12,224,105
United Arab Emirates — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		2,699	2,810,559
United Kingdom — 1.6%
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	650	835,340
Anglo American Capital PLC:
1.50%, 4/01/20	EUR	500	541,387
2.88%, 11/20/20		900	1,015,836
2.50%, 4/29/21		400	441,659

BLACKROCK FUNDS II	MARCH 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
3.50%, 3/28/22	EUR	1,020	$1,171,217
3.25%, 4/03/23		520	591,383
Annington Finance No. 4 PLC, 1.33%, 1/10/23 (b)	GBP	1	1,193
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (l)		729	1,055,631
Arrow Global Finance PLC:
5.13%, 9/15/24		325	421,525
2.88%, 4/01/25 (b)	EUR	847	900,817
Aston Martin Capital Holdings Ltd.:
5.75%, 4/15/22	GBP	556	698,352
6.50%, 4/15/22 (a)	USD	225	225,703
Barclays Bank PLC, 6.63%, 3/30/22	EUR	1,700	2,248,188
Barclays PLC:
3.68%, 1/10/23	USD	17,382	17,464,373
2.63%, 11/11/25 (b)	EUR	840	903,481
5.20%, 5/12/26	USD	35,090	35,894,122
Cabot Financial Luxembourg SA, 6.50%, 4/01/21	GBP	500	644,981
CNH Industrial Finance Europe SA:
2.88%, 9/27/21	EUR	840	953,466
2.88%, 5/17/23		1,000	1,111,694
Cognita Financing PLC, 7.75%, 8/15/21	GBP	684	904,201
CPUK Finance Ltd., 7.00%, 2/28/42		646	851,448
Enterprise Inns PLC:
6.38%, 2/15/22		1,775	2,379,880
6.00%, 10/06/23		6,106	8,133,979
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	403	472,914
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		580	682,967
4.75%, 7/15/22		312	367,175
Greene King Finance PLC:
Series A5, 2.84%, 12/15/33 (b)	GBP	27,113	33,121,105
Series A6, 4.06%, 3/15/35		4,843	6,643,455
HSBC Holdings PLC:
4.38%, 11/23/26	USD	35,932	36,210,940
4.04%, 3/13/28 (b)		11,630	11,755,860
Iceland Bondco PLC, 6.75%, 7/15/24	GBP	800	1,069,974
INEOS Finance PLC, 4.00%, 5/01/23	EUR	2,631	2,887,004
INOVYN Finance PLC, 6.25%, 5/15/21		500	562,200
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	132,870
ITV PLC, 2.00%, 12/01/23	EUR	7,425	8,077,090
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	725	941,778
6.13%, 1/15/24		3,500	4,355,948
Ladbrokes Group Finance PLC, 5.13%, 9/08/23		200	248,650
Lloyds Banking Group PLC, 3.00%, 1/11/22	USD	18,889	18,781,049
Marks & Spencer PLC, 3.00%, 12/08/23	GBP	1,850	2,348,673
Mitchells & Butlers Finance PLC, 2.47%, 6/15/36 (b)		3,072	2,926,707
New Look Secured Issuer PLC, 6.50%, 7/01/22		3,100	3,413,436
Old Mutual PLC, 8.00%, 6/03/21		400	582,478
Pension Insurance Corp. PLC, 6.50%, 7/03/24		1,772	2,264,736
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		1,953	2,508,044
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22		3,345	4,379,438
Series A7, 5.27%, 3/30/24		478	601,487
Punch Taverns Finance PLC:
0.36%, 7/15/21 (b)		284	348,694
7.27%, 10/15/26		4,906	7,692,125
7.27%, 10/15/26 (a)		1,825	2,970,607
Series M3, 5.86%, 10/15/27 (a)(b)		12,361	15,487,060
Sky PLC, 2.25%, 11/17/25	EUR	4,000	4,514,267
Smiths Group PLC, 2.00%, 2/23/27		2,700	2,929,381

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
Spirit Issuer PLC:
Series A2, 3.04%, 12/28/31 (b)	GBP	14,430	$17,175,339
Series A6, 2.14%, 12/28/36 (b)		7,014	8,612,063
Stonegate Pub Co. Financing PLC:
5.75%, 4/15/19		2,395	3,044,498
4.72%, 3/15/22 (b)		4,100	5,160,970
4.88%, 3/15/22		2,900	3,651,568
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,298	1,491,264
Tesco Property Finance 1 PLC, 7.62%, 7/13/39	GBP	3,335	5,137,010
Tesco Property Finance 3 PLC, 5.74%, 4/13/40		6,962	9,140,822
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		3,276	4,270,821
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	1,935	2,214,089
Trafford Centre Finance Ltd., 1.18%, 7/28/35 (b)	GBP	3,400	3,299,352
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (i)	USD	3,000	3,502,500
Tullow Oil PLC:
6.00%, 11/01/20 (a)		1,950	1,886,625
6.00%, 11/01/20		600	580,500
6.25%, 4/15/22 (a)		1,200	1,122,000
6.25%, 4/15/22		2,800	2,618,000
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	355	484,172
Series A4, 5.66%, 6/30/27		17,130	23,754,011
Series M, 7.40%, 3/28/24		17,689	24,676,276
Series N, 6.46%, 3/30/32		29,018	35,261,833
Virgin Media Finance PLC, 7.00%, 4/15/23		500	670,832
Virgin Media Secured Finance PLC:
4.88%, 1/15/27		1,551	1,952,959
6.25%, 3/28/29		5,090	6,892,208
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	759	850,723
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	2,104	2,729,070

			428,847,473
United States — 17.1%
Actavis Funding SCS, 3.80%, 3/15/25	USD	66,657	67,265,112
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	725	778,421
Air Lease Corp., 3.63%, 4/01/27	USD	3,730	3,625,362
Alere, Inc.:
6.50%, 6/15/20		8,990	9,057,425
6.38%, 7/01/23 (a)		5,885	5,980,631
Alliance Data Systems Corp., 4.50%, 3/15/22	EUR	1,089	1,190,693
Allstate Corp., 4.20%, 12/15/46	USD	19,363	19,580,233
Ally Financial, Inc., 8.00%, 11/01/31		2,600	3,087,500
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		15,650	16,139,063
Amazon.com, Inc., 4.95%, 12/05/44		30,324	34,255,719
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	1,469	1,950,936
American Airlines Group, Inc., 4.63%, 3/01/20 (a)	USD	10,610	10,782,413
American Tower Corp., 1.38%, 4/04/25	EUR	3,100	3,278,351
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24	USD	6,363	6,394,815
5.50%, 5/20/25		11,230	11,145,775
Amgen, Inc., 4.40%, 5/01/45		25,899	25,138,631
Amphenol Corp., 3.20%, 4/01/24		4,056	4,061,524
Analog Devices, Inc.:
3.50%, 12/05/26		11,706	11,593,330
4.50%, 12/05/36		2,031	2,021,519
Antero Resources Corp.:
5.38%, 11/01/21		1,380	1,417,384
5.00%, 3/01/25 (a)		18,863	18,497,435
Aon PLC, 4.75%, 5/15/45		6,000	5,993,262

20	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Apple Inc.:
3.35%, 2/09/27	USD	74,763	$75,657,390
3.85%, 8/04/46		17,579	16,769,241
4.25%, 2/09/47		1,637	1,663,256
Applied Materials, Inc., 4.35%, 4/01/47		9,159	9,272,352
Arconic, Inc.:
5.87%, 2/23/22		5,280	5,698,704
5.90%, 2/01/27		7,462	7,988,444
Ares Capital Corp., 3.63%, 1/19/22		32,120	31,845,599
AT&T Inc.:
3.80%, 3/01/24		7,069	7,177,651
4.25%, 3/01/27		33,560	33,931,778
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		7,615	7,357,994
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	1,550	1,608,899
4.50%, 5/15/25		650	675,324
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25		1,200	1,343,404
Ball Corp.:
4.00%, 11/15/23	USD	7,405	7,414,256
4.38%, 12/15/23	EUR	1,618	1,909,830
Bank of America Corp.:
4.45%, 3/03/26	USD	67,680	69,408,953
3.50%, 4/19/26		12,945	12,765,453
4.25%, 10/22/26		43,960	44,637,907
3.25%, 10/21/27		36,124	34,384,196
3.82%, 1/20/28 (b)		11,140	11,158,682
4.44%, 1/20/48 (b)		16,500	16,606,656
Bank of New York Mellon Corp., 3.00%, 10/30/28		3,347	3,184,627
Baylor Scott & White Holdings, 4.19%, 11/15/45		6,325	6,277,215
BB&T Corp., 2.75%, 4/01/22		29,810	29,992,199
Belden, Inc., 5.50%, 4/15/23	EUR	410	459,050
Boyd Gaming Corp., 6.88%, 5/15/23	USD	15,288	16,472,820
Brinker International, Inc., 5.00%, 10/01/24 (a)		7,520	7,426,000
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 1/15/22 (a)		47,692	47,631,240
3.63%, 1/15/24 (a)		35,414	35,675,001
3.88%, 1/15/27 (a)		25,019	25,150,900
CA, Inc., 3.60%, 8/15/22		2,819	2,860,448
Cablevision Systems Corp., 5.88%, 9/15/22		1,945	1,962,019
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		29,777	32,010,275
Calpine Corp.:
6.00%, 1/15/22 (a)		7,520	7,839,600
5.38%, 1/15/23		8,090	8,161,192
5.88%, 1/15/24 (a)		5,225	5,505,844
5.50%, 2/01/24		7,615	7,574,564
5.75%, 1/15/25		3,730	3,706,687
Capital One Financial Corp., 3.75%, 7/28/26		32,914	31,873,193
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		8,124	8,418,495
Catholic Health Initiatives, 4.35%, 11/01/42		4,455	3,798,208
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		8,115	8,419,313
5.75%, 2/15/26 (a)		22,630	23,761,500
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		5,190	5,436,525
CenturyLink, Inc.:
5.80%, 3/15/22		6,120	6,311,250
Series Y, 7.50%, 4/01/24		16,455	17,396,061
CF Industries, Inc., 4.50%, 12/01/26 (a)		28,817	29,269,427

Corporate Bonds		Par (000)	Value
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.48%, 10/23/45	USD	36,314	$41,809,615
5.38%, 5/01/47 (a)		14,759	14,826,331
Chesapeake Energy Corp., 6.63%, 8/15/20		4,140	4,134,825
Chevron Corp., 2.50%, 3/03/22		29,900	29,959,441
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		4,920	5,006,100
CIT Group, Inc.:
4.25%, 8/15/17		4,819	4,861,166
5.50%, 2/15/19 (a)		8,560	8,998,700
Citigroup, Inc.:
2.90%, 12/08/21		38,225	38,370,790
3.20%, 10/21/26		86,300	82,551,387
3.89%, 1/10/28 (b)		25,450	25,563,431
4.13%, 7/25/28		50,517	49,675,841
4.75%, 5/18/46		15,049	14,866,576
Citizens Bank N.A., 2.25%, 3/02/20		4,806	4,799,099
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		7,410	7,706,400
Comcast Corp.:
3.30%, 2/01/27		33,880	33,627,865
3.40%, 7/15/46		15,550	13,305,093
Concho Resources, Inc., 5.50%, 4/01/23		17,556	18,170,460
CONSOL Energy, Inc., 5.88%, 4/15/22		5,825	5,759,469
Crown European Holdings SA:
4.00%, 7/15/22	EUR	100	117,811
3.38%, 5/15/25		632	683,057
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)	USD	13,173	13,601,123
7.75%, 2/15/23 (a)		1,929	2,044,740
CSC Holdings LLC:
10.13%, 1/15/23 (a)		9,410	10,915,600
5.25%, 6/01/24		360	358,650
6.63%, 10/15/25 (a)		18,975	20,635,313
10.88%, 10/15/25 (a)		13,663	16,429,757
CSX Corp., 4.25%, 11/01/66		24,344	22,090,719
Darling Global Finance BV, 4.75%, 5/30/22	EUR	400	448,057
DaVita, Inc.:
5.75%, 8/15/22	USD	7,540	7,803,900
5.13%, 7/15/24		31,840	32,158,400
Delta Air Lines, Inc.:
2.88%, 3/13/20		7,739	7,801,652
3.63%, 3/15/22		11,023	11,252,340
Devon Energy Corp., 5.00%, 6/15/45		9,390	9,421,306
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.88%, 6/15/21 (a)		7,780	8,179,363
8.35%, 7/15/46 (a)		50,817	65,629,952
Diamondback Energy, Inc.:
4.75%, 11/01/24 (a)		8,245	8,293,645
5.38%, 5/31/25 (a)		8,296	8,503,400
Discover Bank, 3.45%, 7/27/26		3,489	3,349,220
Discover Financial Services, 4.10%, 2/09/27		16,625	16,630,603
Discovery Communications LLC:
3.80%, 3/13/24		1,859	1,843,187
4.88%, 4/01/43		22,510	20,390,751
DISH DBS Corp., 5.88%, 7/15/22		8,105	8,515,275
Duke Energy Corp., 3.75%, 9/01/46		27,338	24,543,154
DXC Technology Co., 2.88%, 3/27/20 (a)		1,145	1,154,594
Endeavor Energy Resources LP/EER Finance, Inc.:
7.00%, 8/15/21 (a)		16,500	17,242,500
8.13%, 9/15/23 (a)		19,120	20,315,000
Energen Corp., 4.63%, 9/01/21		9,753	9,701,309

BLACKROCK FUNDS II	MARCH 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Energy Transfer Partners LP:
4.75%, 1/15/26	USD	11,250	$11,588,749
4.20%, 4/15/27		18,601	18,377,528
6.13%, 12/15/45		7,504	8,028,477
5.30%, 4/15/47		9,730	9,310,958
Enterprise Products Operating LLC:
5.10%, 2/15/45		3,471	3,625,341
4.90%, 5/15/46		5,539	5,669,554
Equinix, Inc., 5.38%, 4/01/23		8,393	8,739,211
Estee Lauder Cos., Inc., 3.15%, 3/15/27		17,731	17,707,542
Federal-Mogul Holdings LLC:
4.88%, 4/15/22	EUR	1,069	1,132,715
4.55%, 4/15/24 (b)		3,159	3,354,091
FedEx Corp.:
4.75%, 11/15/45	USD	15,210	15,577,458
4.40%, 1/15/47		26,583	25,844,577
First Data Corp.:
5.38%, 8/15/23 (a)		3,160	3,290,350
5.00%, 1/15/24 (a)		37,790	38,451,325
Ford Motor Co.:
4.35%, 12/08/26		35,000	35,690,305
5.29%, 12/08/46		13,542	13,510,853
Ford Motor Credit Co. LLC, 3.34%, 3/28/22		12,739	12,783,625
Freeport-McMoRan, Inc.:
3.10%, 3/15/20		4,885	4,799,024
3.55%, 3/01/22		2,950	2,736,125
Frontier Communications Corp.:
8.88%, 9/15/20		27,218	28,714,990
10.50%, 9/15/22		7,459	7,552,237
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,225	1,329,704
GATX Corp., 3.85%, 3/30/27	USD	7,732	7,670,430
General Electric Co., 4.50%, 3/11/44		18,174	19,551,571
General Motors Co.:
5.20%, 4/01/45		38,730	37,963,649
6.75%, 4/01/46		18,241	21,383,724
Gilead Sciences, Inc., 4.15%, 3/01/47		51,405	47,938,915
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		8,458	8,680,023
Goldman Sachs Group, Inc.:
4.25%, 10/21/25		109,170	111,277,964
3.50%, 11/16/26		38,896	38,025,391
Great Plains Energy, Inc.:
2.50%, 3/09/20		1,507	1,513,344
3.15%, 4/01/22		4,600	4,644,680
4.85%, 4/01/47		18,646	19,115,301
Halcon Resources Corp., 12.00%, 2/15/22 (a)		12,656	14,775,880
Halliburton Co., 3.80%, 11/15/25		52,740	53,404,208
HCA, Inc.:
4.75%, 5/01/23		7,315	7,625,887
5.00%, 3/15/24		7,568	7,936,940
5.88%, 2/15/26		18,678	19,705,290
5.25%, 6/15/26		7,460	7,851,650
HD Supply, Inc.:
5.25%, 12/15/21 (a)		3,277	3,444,946
5.75%, 4/15/24 (a)		11,090	11,664,462
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		13,935	14,805,937
7.75%, 6/01/24 (a)		3,482	3,717,035
Hertz Holdings Netherlands BV, 4.13%, 10/15/21 (m)	EUR	1,325	1,409,980
Huntsman International LLC:
5.13%, 4/15/21		900	1,054,877
5.13%, 11/15/22	USD	5,549	5,798,705
Hyundai Capital America, 3.10%, 4/05/22 (a)		28,378	28,315,568

Corporate Bonds		Par (000)	Value
United States (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	4,111	$4,152,110
6.00%, 8/01/20		7,420	7,679,700
Informatica LLC, 7.13%, 7/15/23 (a)		12,585	12,238,913
Intel Corp., 4.10%, 5/19/46		9,305	9,279,411
International Game Technology PLC:
6.25%, 2/15/22 (a)		1,884	2,011,170
4.75%, 2/15/23	EUR	1,875	2,157,776
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (a)	USD	485	483,788
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		7,520	7,877,200
6.00%, 8/15/23		2,263	2,381,807
Johnson & Johnson, 3.63%, 3/03/37		14,202	14,083,768
Johnson Controls International PLC, 4.50%, 2/15/47		1,300	1,319,449
JPMorgan Chase & Co.:
2.27%, 10/24/23 (b)		26,330	26,933,747
3.20%, 6/15/26		33,515	32,541,590
4.13%, 12/15/26		61,980	63,151,732
4.25%, 10/01/27		31,190	31,954,841
4.26%, 2/22/48 (b)		8,200	8,176,236
Kaiser Aluminum Corp., 5.88%, 5/15/24		7,546	7,864,366
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (a)		3,980	4,064,575
Kinder Morgan, Inc.:
4.30%, 6/01/25		20,090	20,524,105
5.55%, 6/01/45		7,185	7,341,259
KLA-Tencor Corp., 4.65%, 11/01/24		1,799	1,915,480
Lam Research Corp., 2.80%, 6/15/21		1,140	1,144,156
Lennar Corp.:
4.75%, 11/15/22		31,483	32,427,490
4.88%, 12/15/23		3,655	3,737,237
Levi Strauss & Co., 3.38%, 3/15/27	EUR	725	775,366
Lincoln National Corp., 3.63%, 12/12/26	USD	2,911	2,899,021
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)		3,091	3,206,913
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	1,088	1,223,266
LYB International Finance II BV, 3.50%, 3/02/27	USD	11,970	11,746,915
Macy’s Retail Holdings, Inc., 2.88%, 2/15/23		5,000	4,664,440
Marsh & McLennan Cos., Inc., 4.35%, 1/30/47		914	925,668
Massachusetts Institute of Technology:
3.96%, 7/01/38		8,375	8,855,264
3.89%, 7/01/99		4,656	4,044,374
Massachusetts Mutual Life Insurance Co., 4.90%, 4/01/77 (a)		20,254	20,344,556
Medtronic Global Holdings SCA, 3.35%, 4/01/27		23,170	23,334,716
Meritor, Inc.:
6.75%, 6/15/21		8,541	8,850,611
6.25%, 2/15/24		7,520	7,708,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24		7,546	7,961,030
MGM Resorts International, 6.00%, 3/15/23		15,080	16,286,400
Micron Technology, Inc., 5.25%, 8/01/23 (a)		22,105	22,657,625
Microsoft Corp.:
3.30%, 2/06/27		33,470	33,983,664
4.10%, 2/06/37		11,944	12,326,817
4.45%, 11/03/45		10,838	11,438,436
4.50%, 2/06/57		28,095	28,923,381

22	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Monsanto Co., 3.95%, 4/15/45	USD	3,725	$3,396,611
Morgan Stanley:
1.84%, 2/14/20 (b)		17,214	17,251,440
3.88%, 1/27/26		34,213	34,668,033
3.13%, 7/27/26		8,714	8,317,295
4.35%, 9/08/26		74,380	76,185,575
3.95%, 4/23/27		31,940	31,633,025
4.38%, 1/22/47		27,134	27,153,645
MPLX LP:
4.13%, 3/01/27		4,068	4,050,365
5.20%, 3/01/47		1,806	1,817,316
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25	EUR	572	610,169
Nabors Industries, Inc., 5.50%, 1/15/23 (a)	USD	7,365	7,516,903
New York & Presbyterian Hospital, 3.56%, 8/01/36		4,084	3,818,466
Newell Brands, Inc., 4.20%, 4/01/26		9,763	10,160,774
Newfield Exploration Co., 5.38%, 1/01/26		16,430	17,159,492
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		14,151	14,540,153
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp., 6.50%, 4/01/19		13,706	13,774,530
Noble Energy, Inc., 5.63%, 5/01/21		886	912,809
Northwest Pipeline LLC, 4.00%, 4/01/27 (a)		9,670	9,666,761
NVIDIA Corp., 3.20%, 9/16/26		17,250	16,731,741
Oasis Petroleum, Inc., 7.25%, 2/01/19		2,019	1,998,810
Ochsner Clinic Foundation, 5.90%, 5/15/45		5,505	6,275,188
OI European Group BV, 3.13%, 11/15/24	EUR	639	681,721
Oracle Corp., 4.00%, 7/15/46	USD	34,161	32,590,243
Parker-Hannifin Corp.:
3.25%, 3/01/27 (a)		8,938	8,882,146
4.10%, 3/01/47 (a)		5,224	5,255,354
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (a)		7,540	7,992,400
5.38%, 1/15/25 (a)		40,322	40,826,025
PDC Energy, Inc.:
7.75%, 10/15/22		17,828	18,763,970
6.13%, 9/15/24 (a)		2,250	2,306,250
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.20%, 4/01/27 (a)		36,145	36,801,791
Pioneer Energy Services Corp., 6.13%, 3/15/22		13,676	12,445,160
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,730	3,904,564
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		23,485	25,897,144
8.00%, 7/15/25 (a)		7,461	8,374,973
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		11,680	12,804,200
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	952	1,043,719
Qorvo, Inc.:
6.75%, 12/01/23	USD	4,830	5,240,550
7.00%, 12/01/25		1,945	2,149,225
Quintiles IMS, Inc., 3.25%, 3/15/25 (a)	EUR	1,050	1,112,156
Resolute Energy Corp., 8.50%, 5/01/20	USD	27,476	27,750,760
Rite Aid Corp., 6.13%, 4/01/23		2,925	2,899,406
RSP Permian, Inc., 6.63%, 10/01/22		13,458	14,164,545
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		6,998	6,595,174
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22		9,800	10,875,844
5.63%, 4/15/23		28,399	30,810,132
5.75%, 5/15/24		42,170	45,956,908
5.63%, 3/01/25		38,810	42,075,629
4.20%, 3/15/28 (a)		4,963	4,902,516
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		15,725	16,078,813
5.25%, 11/15/23 (a)		9,769	9,988,803

Corporate Bonds		Par (000)	Value
United States (continued)
Scientific Games International, Inc., 7.00%, 1/01/22 (a)	USD	6,715	$7,168,263
Sealed Air Corp., 4.50%, 9/15/23	EUR	545	643,967
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)	USD	11,425	12,110,500
SESI LLC:
6.38%, 5/01/19		5,262	5,248,845
7.13%, 12/15/21		12,525	12,681,563
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	790	838,596
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)	USD	8,385	8,582,047
SM Energy Co., 6.50%, 11/15/21		3,762	3,856,050
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		5,165	5,578,469
Spectra Energy Partners LP, 3.38%, 10/15/26		2,670	2,541,621
Spectrum Brands, Inc., 5.75%, 7/15/25		9,475	10,019,813
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		7,030	7,653,913
Sprint Corp., 7.88%, 9/15/23		24,060	26,646,450
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)		90,001	89,775,997
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34,482	35,602,665
State Street Corp., 2.65%, 5/19/26		15,606	14,950,704
Steel Dynamics, Inc.:
5.50%, 10/01/24		20,612	21,539,540
5.00%, 12/15/26 (a)		6,635	6,717,937
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		1,751	1,691,809
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		706	727,180
Tecnoglass, Inc., 8.20%, 1/31/22 (a)		15,000	15,675,000
Tenet Healthcare Corp.:
4.63%, 6/15/20 (b)		3,925	3,944,625
6.00%, 10/01/20		3,781	3,998,407
8.13%, 4/01/22		5,299	5,530,831
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22		33,714	35,610,413
5.25%, 1/15/25		7,500	7,837,500
Time Warner, Inc., 3.80%, 2/15/27		2,693	2,663,633
T-Mobile USA, Inc.:
6.73%, 4/28/22		5,680	5,876,528
6.00%, 3/01/23		3,900	4,164,420
6.63%, 4/01/23		2,180	2,326,452
6.84%, 4/28/23		1,800	1,926,000
6.00%, 4/15/24		15,050	16,047,063
Total System Services, Inc., 3.80%, 4/01/21		9,670	10,003,905
TransDigm, Inc.:
5.50%, 10/15/20		3,807	3,826,035
6.00%, 7/15/22		29,350	29,734,485
6.50%, 7/15/24		9,445	9,574,869
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc., 6.38%, 5/01/22	EUR	1,000	1,137,234
U.S. Bancorp, 2.38%, 7/22/26	USD	17,300	16,164,601
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		18,937	19,741,839
United Rentals North America, Inc.:
7.63%, 4/15/22		466	485,223
5.75%, 11/15/24		3,275	3,414,187
5.50%, 7/15/25		7,480	7,704,400
University of Southern California, 3.03%, 10/01/39		15,366	13,866,186
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/20 (a)		6,126	5,482,770
6.38%, 10/15/20 (a)		6,760	6,117,800
4.50%, 5/15/23	EUR	274	214,843
7.00%, 3/15/24 (a)	USD	44,875	46,052,969

BLACKROCK FUNDS II	MARCH 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Valvoline, Inc., 5.50%, 7/15/24 (a)	USD	10,267	$10,780,350
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	900	1,008,129
Verizon Communications, Inc.:
5.25%, 3/16/37	USD	10,515	10,871,143
5.50%, 3/16/47		14,910	15,627,842
Viacom, Inc., 4.38%, 3/15/43		16,500	14,301,738
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		8,997	9,177,327
4.65%, 6/01/46		668	664,584
Washington Mutual Bank:
0.00%, 5/01/09 (f)(k)		25,126	5,559,127
0.00%, 11/06/09 (f)(k)		45,161	9,991,871
0.00%, 6/16/10 (f)(k)		14,745	3,262,331
0.00%, 2/04/11 (f)(k)		15,753	3,485,351
5.55%, 6/16/20 (f)(k)		2,631	582,109
Wells Fargo & Co.:
1.96%, 2/11/22 (b)		73,210	73,633,373
4.30%, 7/22/27		15,220	15,815,772
4.40%, 6/14/46		7,580	7,341,048
4.75%, 12/07/46		51,833	52,953,578
Wesleyan University, 4.78%, 7/01/16		8,186	7,580,056
Western Digital Corp.:
7.38%, 4/01/23 (a)		5,835	6,396,619
10.50%, 4/01/24		11,795	13,903,356
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 2/15/23		20,553	22,094,475
Whiting Petroleum Corp., 5.00%, 3/15/19		3,750	3,740,625
Williams Partners LP, 4.00%, 9/15/25		17,537	17,610,866
Williams Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		1,060	1,094,450
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	675	746,664
XPO Logistics, Inc., 5.75%, 6/15/21		780	869,876
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23	USD	10,815	11,423,344
6.38%, 5/15/25		3,760	4,058,431

			4,752,903,392
Vietnam — 0.0%
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		2,550	2,562,750
Total Corporate Bonds — 27.9%			7,739,848,086

Floating Rate Loan Interests (b)		Par (000)	Value
France — 0.0%
SFR Group SA (Ypso France SAS):
EUR TLB-10 Incremental Term Loan,, 3.75%, 1/14/25	EUR	380	404,574
EUR TLB-10 Refinancing Term Loan, 3.75%, 1/14/25		1,815	1,932,616
Technicolor SA (FKA Thomson), Euro Term Loan, 3.50%, 12/06/23		4,200	4,487,787
Vivarte, Bond, 4.00% - 7.00%, 10/29/19 (l)		107	88,263

			6,913,240
Germany — 0.0%
Springer SBM Two GmbH:
Term Loan, 9.00%, 8/16/21		859	925,952
Term Loan B11,, 3.75%, 8/14/20		2,000	2,130,939

			3,056,891

Floating Rate Loan Interests (b)		Par (000)	Value
Ireland — 0.0%
Eircom Finco S.a r.l., Term Loan, 3.25%, 3/08/24	EUR	3,799	$4,038,874
Italy — 0.1%
Sit SpA, Medium Term Facility B, 5.50%, 4/30/20		12,000	12,545,606
Luxembourg — 0.0%
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 5.00%, 12/16/22		768	823,195
Euro Term Loan (Second Lien), 9.50%, 12/18/23		2,790	2,976,381
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility (Second Lien), 8.00%, 8/31/21		900	969,724
Mallinckrodt International Finance SA, 2017 Term B Loan, 2.75%, 9/24/24	USD	4,875	4,868,906

			9,638,206
Netherlands — 0.1%
Amaya Holdings BV:
Initial 2017 Euro Term Loan (First Lien), 3.75%, 8/01/21	EUR	1,895	2,020,104
Initial Term B Loan (Second Lien), 8.15%, 8/01/22	USD	6,028	6,035,322
MacDermid Agricultural Solutions Holdings BV, Term Loan C, 3.50%, 7/06/23	EUR	4,000	4,267,213

			12,322,639
Spain — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00%, 6/18/20		6,350	6,816,539
Sweden — 0.0%
Verisure Holding AB (Public), Facility B1C, 3.75%, 10/21/22		2,500	2,682,557
United Kingdom — 0.1%
INEOS Finance PLC, New 2024 Euro Term Loan, 3.25%, 4/01/24		5,885	6,251,344
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.):
Term Facility B2 (EUR), 5.00%, 1/30/23		640	689,336
Term Facility C2 (EUR), 5.00%, 1/30/23		5,167	5,554,147
LSF9 Robin Investments Ltd., Facility B1, 5.38%, 12/14/23	GBP	1,450	1,832,597
Richmond UK Holdco Ltd., Facility B, 4.25%, 3/04/24		1,670	2,114,580
Virgin Media SFA Finance Ltd., J Facility, 3.83%, 1/31/26		875	1,098,510

			17,540,514
United States — 1.7%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.15%, 12/13/19	USD	7,008	6,564,163
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		13,800	13,824,474
Altice France SA (Numericable-SFR SA), USD TLB-7 Loan, 5.29%, 1/15/24		9,587	9,593,364
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 7.16%, 8/07/21		15,000	15,000,000
Ascend Performance Materials Operations LLC, Term B Loan, 6.65%, 8/12/22		2,009	2,014,070

24	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Term B-1 Dollar Loan, 3.65%, 2/01/23	USD	1,598	$1,610,526
Term B-1 Euro Loan, 3.00%, 2/01/23	EUR	1,746	1,871,550
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term Loan B3, 2.25%, 2/16/24	USD	9,750	9,754,095
Berry Plastics Corp., Term I Loan, 3.48% - 3.52%, 10/01/22		12,664	12,737,884
BMC Software Finance, Inc., Initial US Term Loan, 5.00%, 9/10/20		8,150	8,152,879
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.77%, 7/09/19		7,000	6,790,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		21,440	21,533,706
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 10/03/23		6,816	6,820,044
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21		6,754	6,822,501
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, 3.23%, 1/15/24		10,101	10,144,134
Chemours Co., Term Loan B, 3.00%, 5/12/22	EUR	3,000	3,220,508
CHS/Community Health Systems, Inc.:	USD	4,861	4,827,180
Incremental 2019 Term G Loan, 3.75% - 3.80%, 12/31/19
Incremental 2021 Term H Loan, 4.00% - 4.05%, 1/27/21		7,689	7,579,134
Dell International LLC (EMC Corp.), Facility B2, 3.49%, 9/07/23		9,975	10,008,217
Dynegy, Inc., Tranche C-1 Term Loan, 4.25%, 6/27/23		3,420	3,426,601
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.30%, 6/30/17		7,017	7,004,898
Energy Transfer Equity LP, Loan, 3.54%, 2/02/24	USD	4,900	4,883,928
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.15%, 12/01/23		7,385	7,440,268
Equinix, Inc., Term B-2 Loan, 3.25%, 12/22/23	EUR	1,400	1,505,786
First Data Corp., 2021C New Dollar Term Loan, 3.98%, 3/24/21	USD	11,322	11,404,961
Gates Global LLC, Initial Dollar Term Loan, 4.40%, 7/06/21		21,831	21,847,797
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		31,442	32,070,840
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 2.98%, 10/25/23		13,467	13,560,338
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, 3.90%, 2/01/22		11,409	11,364,499
Informatica Corp., Dollar Term Loan, 4.65%, 8/05/22		4,895	4,863,016
InVentiv Group Holdings, Inc., Initial Term Loan, 4.80%, 11/09/23		7,320	7,335,009
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25% - 4.40%, 8/18/22		9,697	9,721,530
JAX MEZZ LLC, Mezzanine Loan, 6.34%, 10/04/21		12,000	11,922,000
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 2.98%, 6/16/23		2,886	2,898,138
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.23%, 2/22/24		4,875	4,881,094
Lions Gate Entertainment Corp., Term B Loan, 3.00%, 12/08/23		2,930	2,945,558
Logoplaste Parent Sàrl (FKA CEP IV Investment 11 S.à r.l.), Facility B Netherlands, 4.00%, 10/04/23	EUR	1,700	1,819,006

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-4 Term Loan, 4.25%, 6/07/20	EUR	2,587	$2,768,872
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.48%, 4/25/23	USD	3,975	3,991,584
Mission Broadcasting, Inc., Term B Loan, 3.94%, 1/17/24		554	558,217
Nexstar Broadcasting, Inc., Term B Loan, 3.94%, 1/17/24		5,713	5,757,814
PT MNC Sky Vision Tbk, Facility, 5.35%, 11/07/19		15,000	14,625,000
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, 3.23%, 7/20/22		571	576,778
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 3.98%, 2/05/23		6,271	6,292,490
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	360,450
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		16,280	16,300,350
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 Incremental Term Loan, 2.75%, 2/22/24		9,726	9,795,066
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien), 3.75%, 3/01/21		4,079	4,073,124
Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 4.54%, 11/08/23		6,850	6,867,125
ServiceMaster Co. LLC, Tranche C Term Loan, 3.48%, 11/08/23		13,666	13,789,562
Sprint Communications, Inc., Initial Term Loan, 3.50%, 2/02/24		9,750	9,743,077
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, 3.23%, 7/08/22		3,266	3,279,841
2017 Refinancing New Term B-2 Loan, 3.23%, 7/08/22		279	280,375
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.48%, 4/09/23		17,026	17,121,669
TransDigm, Inc., Tranche C Term Loan, 3.98% - 4.15%, 2/28/20		4,232	4,222,924
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3.75%, 3/15/24		12,640	12,555,737
UPC Financing Partnership, Facility AO, 3.00%, 1/15/26	EUR	1,250	1,331,010
Veritas U.S., Inc., Initial Euro Term B-1 Loan, 6.63%, 1/27/23		1,987	2,111,634
Virgin Media Bristol LLC, I Facility, 3.66%, 1/31/25	USD	1,445	1,448,165
Western Digital Corp., U.S. Term B-2 Loan, 3.73%, 4/29/23		6,392	6,422,845

			464,037,405
Total Floating Rate Loan Interests — 2.0%			539,592,471

BLACKROCK FUNDS II	MARCH 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)	USD	11,484	$11,986,425
YPF SA:
8.88%, 12/19/18 (a)		17,260	18,778,880
8.50%, 3/23/21 (a)		2,500	2,739,225
8.50%, 7/28/25		3,750	4,067,625

			37,572,155
Brazil — 0.7%
Petrobras Global Finance BV:
5.75%, 1/20/20		5,000	5,250,000
4.88%, 3/17/20		5,000	5,128,000
5.38%, 1/27/21		76,678	78,709,967
8.38%, 5/23/21		76,346	86,232,807
4.38%, 5/20/23		7,780	7,371,550
4.75%, 1/14/25	EUR	2,100	2,301,895
8.75%, 5/23/26	USD	2,500	2,893,750
7.38%, 1/17/27		5,355	5,661,306
5.38%, 10/01/29	GBP	1,310	1,508,662
6.63%, 1/16/34		1,725	2,101,923
6.85%, 6/05/15	USD	5,000	4,456,250

			201,616,110
British Virgin Islands — 0.1%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		9,400	9,423,171
3.50%, 9/30/21		9,400	9,367,739

			18,790,910
Canada — 0.1%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (a)		21,874	22,366,165
5.00%, 5/01/25 (a)		3,775	3,841,063

			26,207,228
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (a)		3,482	3,644,435
China — 0.2%
Chang Development International Ltd., 3.63%, 1/20/20		14,750	14,590,346
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (i)	CNH	58,000	8,483,049
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42	USD	4,065	4,438,964
Huarong Finance II Co. Ltd.:
4.63%, 6/03/26		4,244	4,283,147
4.88%, 11/22/26		2,547	2,620,624
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		20,785	20,787,868
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		3,450	3,313,787
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		6,800	6,749,088

			65,266,873
France — 0.1%
Areva SA, 4.88%, 9/23/24	EUR	9,550	10,366,260
Electricite de France SA, 3.63%, 10/13/25	USD	6,095	6,101,583

			16,467,843
Hong Kong — 0.1%
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		10,000	10,047,960
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		8,600	8,597,343
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		6,250	6,037,637

			24,682,940

Foreign Agency Obligations		Par (000)	Value
India — 0.1%
BPRL International Singapore Pte Ltd., 4.38%, 1/18/27	USD	17,700	$18,024,423
Greenko Investment Co., 4.88%, 8/16/23		7,632	7,469,996
Oil India Ltd., 5.38%, 4/17/24		5,000	5,455,800

			30,950,219
Indonesia — 0.2%
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 4/06/24		4,350	4,343,475
Pertamina Persero PT:
5.63%, 5/20/43		11,189	11,491,327
6.45%, 5/30/44		21,398	24,143,642
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		6,331	6,715,140

			46,693,584
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23		3,956	3,978,747
Mongolia — 0.1%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		14,849	15,846,081
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		13,312	13,844,480
South Korea — 0.0%
Korea National Oil Corp., 3.38%, 3/27/27		9,211	9,218,691
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		596	596,775
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		14,000	14,157,500
Total Foreign Agency Obligations — 1.9%			529,534,571

Foreign Government Obligations		Par (000)	Value
Argentina — 1.3%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	12,120	563,179
Argentine Bonos del Tesoro:
22.75%, 3/05/18		350,000	24,110,479
18.20%, 10/03/21		154,594	10,749,997
16.00%, 10/17/23		149,477	10,977,004
Republic of Argentina:
21.20%, 9/19/18		700,000	47,879,773
9.00%, 11/29/18	USD	27,629	30,143,298
6.25%, 4/22/19 (a)		142,211	150,032,605
6.88%, 4/22/21		10,254	11,012,796
3.88%, 1/15/22	EUR	8,012	8,473,208
5.63%, 1/26/22 (a)	USD	48,042	49,195,008
7.82%, 12/31/33	EUR	13,233	14,830,587
Republic of Argentina Inflation Linked Bonds, 5.83%, 12/31/33 (b)	ARS	10,517	6,549,498

			364,517,432
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21	BRL	54	52,333,358
Federative Republic of Brazil, 2.88%, 4/01/21	EUR	9,100	10,181,461

			62,514,819
Canada — 0.5%
Province of Alberta, Canada, 1.35%, 9/01/21	CAD	61,350	45,635,247
Province of Ontario, Canada:
4.40%, 6/02/19		66,880	53,854,531

26	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
Canada (continued)
4.20%, 6/02/20	CAD	31,270	$25,596,794

			125,086,572
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	38,000	5,215,429
Colombia — 0.1%
Republic of Colombia:
11.75%, 2/25/20	USD	446	562,852
4.38%, 7/12/21		26,759	28,364,540

			28,927,392
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 4/29/20		22,037	22,918,480
8.50%, 1/31/47 (a)		15,837	17,024,775

			39,943,255
France — 0.8%
Republic of France:
0.00%, 2/25/20	EUR	30,400	32,674,049
1.00%, 11/25/25 (m)		125,000	135,697,369
0.25%, 11/25/26		39,000	38,866,364

			207,237,782
Germany — 0.1%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26		17,513	20,648,237
Greece — 0.2%
Hellenic Republic:
4.75%, 4/17/19		6,870	6,941,311
3.00%, 2/24/23 (c)		2,407	2,111,787
3.00%, 2/24/24 (c)		2,407	2,065,469
3.00%, 2/24/25 (c)		2,407	2,055,302
3.00%, 2/24/26 (c)		2,407	2,005,415
3.00%, 2/24/27 (c)		2,407	2,003,463
3.00%, 2/24/28 (c)		2,407	1,923,013
3.00%, 2/24/29 (c)		2,407	1,868,915
3.00%, 2/24/30 (c)		2,407	1,837,185
3.00%, 2/24/31 (c)		2,407	1,805,312
3.00%, 2/24/32 (c)		2,407	1,777,519
3.00%, 2/24/33 (c)		2,407	1,751,019
3.00%, 2/24/34 (c)		2,407	1,732,158
3.00%, 2/24/35 (c)		2,407	1,707,341
3.00%, 2/24/36 (c)		2,407	1,692,588
3.00%, 2/24/37 (c)		2,407	1,688,190
3.00%, 2/24/38 (c)		2,407	1,682,497
3.00%, 2/24/39 (c)		2,407	1,679,673
3.00%, 2/24/40 (c)		2,407	1,681,881
3.00%, 2/24/41 (c)		2,407	1,677,321
3.00%, 2/24/42 (c)		2,407	1,684,295

			43,371,654
India — 0.6%
Republic of India:
7.16%, 5/20/23	INR	2,105,000	32,791,579
7.68%, 12/15/23		5,500,000	88,231,147
8.20%, 9/24/25		2,000,000	32,652,406

			153,675,132
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27	USD	27,715	27,831,403
Republic of Indonesia:
5.88%, 3/13/20		13,741	15,025,742
7.00%, 5/15/22	IDR	392,444,000	29,627,306
3.38%, 7/30/25	EUR	4,000	4,556,615

Foreign Government Obligations		Par (000)	Value
Indonesia (continued)
8.25%, 5/15/36	IDR	111,207,000	$8,817,045

			85,858,111
Ireland — 0.0%
Republic of Ireland, 1.70%, 5/15/37	EUR	8,586	8,899,642
Italy — 1.2%
Buoni Poliennali Del Tesoro:
0.35%, 11/01/21		5,300	5,534,915
1.25%, 12/01/26		17,600	17,350,283
Buoni Poliennali Del Tesoro Inflation Linked Bonds:
2.25%, 4/22/17		37,675	40,356,116
2.15%, 11/12/17		21,745	23,679,790
2.35%, 9/15/19		142,545	163,487,662
2.10%, 9/15/21		77,969	91,568,606

			341,977,372
Kuwait — 0.6%
State of Kuwait:
2.75%, 3/20/22 (a)	USD	115,784	116,021,357
3.50%, 3/20/27 (a)		52,372	52,961,185

			168,982,542
Lebanon — 0.1%
Lebanese Republic, 6.85%, 3/23/27		28,031	28,591,620
Mexico — 0.4%
United Mexican States:
4.75%, 6/14/18	MXN	9,568	50,034,831
5.75%, 3/05/26		4,816	23,544,889
4.15%, 3/28/27	USD	9,550	9,712,350
5.75%, 10/12/10		7,036	7,000,820
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	592	18,010,216

			108,303,106
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	20,000	2,866,977
10.88%, 4/06/21	USD	479	550,827
5.13%, 12/05/22		3,340	3,143,070

			6,560,874
New Zealand — 0.1%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	20,941	16,706,213
2.50%, 9/20/35		18,524	13,551,912

			30,258,125
Oman — 0.1%
Sultanate of Oman:
5.38%, 3/08/27	USD	11,000	11,495,000
6.50%, 3/08/47		6,400	6,752,000

			18,247,000
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		5,765	5,587,438
Russia — 1.7%
Russian Federation:
7.50%, 8/18/21	RUB	12,220,486	214,308,813
7.75%, 9/16/26		1,915,706	33,716,970
8.15%, 2/03/27		8,143,428	148,392,351
7.05%, 1/19/28		4,895,514	81,703,478

			478,121,612
South Africa — 0.0%
Republic of South Africa, 10.50%, 12/21/26	ZAR	70,645	5,822,206

BLACKROCK FUNDS II	MARCH 31, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
Spain — 0.1%
Kingdom of Spain, 2.35%, 7/30/33	EUR	19,610	$21,038,251
Sri Lanka — 0.2%
Republic of Sri Lanka:
6.25%, 7/27/21	USD	2,566	2,700,261
5.75%, 1/18/22		6,300	6,464,058
6.13%, 6/03/25		9,000	8,998,758
6.85%, 11/03/25		17,500	18,100,670
6.83%, 7/18/26		8,990	9,292,172

			45,555,919
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	6,820	7,531,699
Turkey — 0.3%
Republic of Turkey:
7.00%, 6/05/20	USD	37,835	41,282,904
8.80%, 9/27/23	TRY	107,570	26,874,372

			68,157,276
United Kingdom — 1.0%
United Kingdom Gilt, 3.50%, 1/22/45	GBP	66,976	115,805,137
United Kingdom Gilt Inflation Linked Bonds, 0.13%, 3/22/26		104,888	159,084,371

			274,889,508
Total Foreign Government Obligations — 10.0%			2,755,520,005

Investment Companies		Shares	Value
Financial Select Sector SPDR Fund		4,535,500	107,627,415
iShares iBoxx $ High Yield Corporate Bond ETF (n)		2,067,746	181,506,744
iShares J.P. Morgan USD Emerging Markets Bond ETF (n)		1,106,180	125,772,666
iShares MSCI Emerging Markets ETF (n)		1,134,466	44,686,616
iShares Short Maturity Bond ETF (n)		996,000	50,049,000
PowerShares QQQ Trust Series 1		1,238,000	163,886,440
SPDR Bloomberg Barclays High Yield Bond ETF		2,078,256	76,749,994
SPDR Dow Jones Industrial Average ETF Trust		10,000	2,063,400
Total Investment Companies — 2.7%			752,342,275

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.2%
Cayman Islands — 0.4%
LSTAR Securities Investment Ltd.,
Series 2017-2, Class A1, 2.78%, 2/01/22 (a)(b)	USD	34,917	34,484,785
LSTAR Securities Investment Trust:
Series 2015-10, Class A1, 2.78%, 11/01/20 (a)(b)		4,201	4,199,780
Series 2015-10, Class A2, 4.28%, 11/01/20 (a)(b)		2,810	2,806,487
Series 2016-2, Class A, 2.78%, 3/01/21 (a)(b)		40,381	40,219,080
Series 2016-5, Class A1, 2.78%, 11/01/21 (a)(b)		29,030	29,091,081

			110,801,213

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
France — 0.0%
SapphireOne Mortgages FCT 2016-3, Series 2016-3, Class B, 1.08%, 6/27/61 (b)	EUR	4,800	$5,120,655
Ireland — 0.1%
Bluestep Mortgage Securities No.2 Ltd., Series 2, Class AB, 1.48%, 11/10/55 (b)	SEK	31,968	3,567,553
Magellan Mortgages No. 4 PLC, Series 4, Class A, 0.00%, 7/20/59 (b)	EUR	7,995	7,333,559

			10,901,112
Italy — 0.0%
Berica 8 Residential MBS Srl, Series 8, Class A, 0.00%, 3/31/48 (b)		1,286	1,361,023
Spain — 0.0%
SRF Fondo de Titulizacion:
Series 2017-1, Class B, 0.00%, 4/26/63 (b)		3,400	3,632,572
Series 2017-1, Class D, 0.00%, 4/26/63 (b)		1,200	1,188,120

			4,820,692
United Kingdom — 0.6%
Auburn Securities 5 PLC, Series 5, Class A2, 0.58%, 12/01/41 (b)	GBP	3,941	4,842,073
Eurosail PLC:
Series 2006-2X, Class A2C, 0.50%, 12/15/44 (b)		14,048	17,238,467
Series 2006-4X, Class A3A, 0.00%, 12/10/44 (b)	EUR	1,917	2,015,836
Series 2006-4X, Class A3C, 0.51%, 12/10/44 (b)	GBP	1,527	1,876,118
Eurosail-UK PLC:
Series 2007-4X, Class A3, 1.29%, 6/13/45 (b)		2,105	2,577,436
Series 2007-4X, Class A4, 1.29%, 6/13/45 (b)		3,925	4,559,574
Finsbury Square PLC:
Series 2016-1, Class B, 3.21%, 2/16/58 (b)		4,585	5,785,694
Series 2016-1, Class X, 5.36%, 2/16/58 (b)		647	812,217
Series 2016-2, Class B, 2.16%, 8/16/58 (b)		2,890	3,644,361
Series 2016-2, Class C, 2.66%, 8/16/58 (b)		3,448	4,369,310
Series 2016-2, Class X, 4.86%, 8/16/58 (b)		3,035	3,803,012
Series 2017-1, Class C, 2.31%, 3/12/59 (b)		3,360	4,214,996
Gemgarto PLC:
Series 2015-1, Class X1, 3.86%, 2/16/47 (b)		1,109	1,368,160
Series 2015-2, Class B, 2.71%, 2/16/54 (b)		1,560	1,969,751
Gosforth Funding PLC, Series 2014-1, Class A2, 0.94%, 10/19/56 (b)		2,190	2,760,228
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class BA, 0.64%, 6/18/39 (b)		17,570	18,765,081
Hawksmoor Mortgages PLC, Series 2016-1, Class B, 1.95%, 5/25/53 (b)		11,696	14,656,243
Leek Finance Number Nineteen PLC, Series 19X, Class DC, 3.31%, 12/21/38 (b)	EUR	2,200	2,348,934
Ludgate Funding PLC:
Series 2007-1, Class BB, 0.00%, 1/01/61 (b)		3,441	2,959,538
Series 2007-1, Class MB, 0.00%, 1/01/61 (b)		2,868	2,628,608
Paragon Mortgages No. 10 PLC, Series 10X, Class B1B, 0.21%, 6/15/41 (b)		228	217,381

28	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United Kingdom (continued)
Paragon Mortgages No. 11 PLC, Series 11X, Class BB, 0.15%, 10/15/41 (b)	EUR	923	$881,563
Paragon Mortgages No. 12 PLC, Series 12X, Class B1B, 0.15%, 11/15/38 (b)		1,090	1,039,037
Paragon Mortgages No. 13 PLC:
Series 13X, Class A2C, 1.20%, 1/15/39 (b)	USD	3,989	3,695,720
Series 13X, Class B1B, 0.05%, 1/15/39 (b)	EUR	2,655	2,479,589
Paragon Mortgages No. 14 PLC, Series 14X, Class BB, 0.03%, 9/15/39 (b)		6,666	5,664,884
Paragon Mortgages No. 23 PLC, Series 23, Class C, 2.56%, 1/15/43 (b)	GBP	4,450	5,555,270
RMAC Securities No. 1 PLC, Series 2007-NS1X, Class M1C, 0.00%, 6/12/44 (b)	EUR	3,931	3,731,655
Trinity Square PLC, Series 2015-1X, Class B, 1.76%, 7/15/51 (b)	GBP	875	1,090,621
Warwick Finance Residential Mortgages No. 1 PLC:
Series 1, Class A, 1.34%, 9/21/49 (b)		11,786	14,811,432
Series 1, Class B, 1.54%, 9/21/49 (b)		26,155	32,070,088

			174,432,877
United States — 2.1%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)	USD	7,997	7,815,297
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		14,532	14,587,842
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.58%, 10/25/46 (b)		5,175	4,077,782
Series 2006-4, Class 1A12, 1.19%, 10/25/46 (b)		11,506	7,602,076
Series 2006-5, Class A1, 1.56%, 11/25/46 (b)		14,740	7,529,769
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)		7,822	7,802,561
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		2,858	2,868,772
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.62%, 9/27/46 (a)(b)		26,526	26,591,902
Series 2016-3, Class 4A, 3.37%, 4/27/47 (a)(b)		7,768	7,787,799
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)		5,490	5,520,500
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 4.01%, 3/27/47 (a)(b)		7,536	7,206,162
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 1.10%, 11/25/36 (b)		5,512	4,924,557
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.23%, 9/25/47 (b)		15,808	11,149,972
Bear Stearns Asset-Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		5,419	4,726,230
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)		6,425	4,898,275
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.15%, 3/25/37 (b)		314	258,394
Series 2007-AR3, Class 1A1, 1.12%, 3/25/37 (b)		4,109	3,415,159
Series 2007-AR4, Class 2A1, 0.99%, 6/25/37 (b)		3,324	2,756,295
COLT LLC, Series 2015-1, Class A1V, 3.98%, 12/26/45 (a)(b)		4,565	4,537,252
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 1.08%, 1/25/36 (b)		4,942	4,295,973

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2006-15CB, Class A1, 6.50%, 6/25/36	USD	1,172	$907,159
Series 2006-23CB, Class 2A5, 1.38%, 8/25/36 (b)		12,716	4,626,041
Series 2006-34, Class A3, 1.48%, 11/25/46 (b)		9,117	4,727,339
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		5,144	4,020,763
Series 2006-J7, Class 2A1, 2.12%, 11/20/36 (b)		9,372	5,591,402
Series 2006-OA11, Class A4, 1.17%, 9/25/46 (b)		7,700	5,876,550
Series 2006-OA14, Class 1A1, 2.37%, 11/25/46 (b)		25,090	20,665,986
Series 2006-OA21, Class A1, 1.17%, 3/20/47 (b)		8,333	5,760,779
Series 2006-OA6, Class 1A2, 1.19%, 7/25/46 (b)		13,538	11,489,802
Series 2007-25, Class 1A3, 6.50%, 11/25/37		36,909	29,463,400
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		7,708	5,482,332
Series 2007-OA2, Class 1A1, 1.48%, 3/25/47 (b)		22,938	15,908,036
Series 2007-OA3, Class 1A1, 1.12%, 4/25/47 (b)		7,454	6,377,191
Series 2007-OA7, Class A1B, 1.12%, 5/25/47 (b)		7,578	6,398,931
Series 2007-OH3, Class A1A, 1.27%, 9/25/47 (b)		7,816	6,535,462
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 3.19%, 11/25/35 (b)		3,343	2,844,534
Series 2006-OA4, Class A1, 1.60%, 4/25/46 (b)		38,472	19,172,588
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 0.98%, 2/27/36 (a)(b)		3,750	3,205,639
Series 2014-9R, Class 3A1, 1.83%, 11/27/37 (a)(b)		12,809	12,060,196
Series 2014-9R, Class 9A1, 0.89%, 8/27/36 (a)(b)		6,197	4,826,808
Credit Suisse Mortgage Capital Certificates:
Series 2011-5R, Class 3A1, 3.42%, 9/27/47 (a)(b)		971	949,899
Series 2013-5R, Class 1A6, 1.03%, 2/27/36 (a)(b)		3,673	3,084,900
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		14,963	14,929,214
Series 2015-4R, Class 1A2, 0.93%, 11/27/36 (a)(b)		2,334	2,009,012
Series 2015-4R, Class 1A4, 0.93%, 10/27/36 (a)(b)		6,805	3,132,423
Series 2015-6R, Class 5A1, 0.96%, 3/27/36 (a)(b)		5,498	5,192,370
Series 2015-6R, Class 5A2, 0.96%, 3/27/36 (a)(b)		11,966	6,212,595
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)		11,326	11,354,041
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.91%, 8/25/47 (b)		4,322	3,814,917
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 1.48%, 1/27/37 (a)(b)		2,516	5,128,246

BLACKROCK FUNDS II	MARCH 31, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 7/25/36 (b)	USD	2,584	$2,116,149
Series 2006-AB3, Class A8, 6.36%, 7/25/36 (b)		1,643	1,345,694
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.64%, 3/25/36 (b)		3,479	2,933,372
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 1.13%, 1/25/35 (a)(b)		5,872	5,052,341
Series 2005-RP2, Class 1AF, 1.33%, 3/25/35 (a)(b)		7,162	6,324,746
Series 2006-RP1, Class 1AF1, 1.33%, 1/25/36 (a)(b)		5,408	4,530,898
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.47%, 1/25/35 (b)		1,563	1,576,341
Impac CMB Trust, Series 2005-7, Class A1, 1.50%, 11/25/35 (b)		4,677	3,794,832
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 1.14%, 4/25/37 (b)		9,561	8,125,575
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.31%, 5/25/37 (b)		2,730	2,296,458
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M2, 5.23%, 11/25/24 (a)(b)		6,203	6,416,719
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 3.20%, 7/25/35 (b)		105	104,505
JPMorgan Resecuritization Trust, Series 2015-3, Class 1A7, 0.90%, 6/26/37 (a)(b)		5,469	5,109,570
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 2.78%, 9/01/21 (a)(b)		31,812	31,411,574
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.19%, 8/25/37 (a)(b)		4,309	2,970,537
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.36%, 6/26/47 (a)(b)		4,284	3,944,833
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.11%, 4/16/36 (a)(b)		33,814	28,000,590
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A4, 6.63%, 5/25/36 (c)		2,092	899,445
Nomura Resecuritization Trust:
Series 2014-1R, Class 2A1, 1.12%, 2/25/37 (a)(b)		15,930	15,450,085
Series 2014-3R, Class 3A9, 2.30%, 11/26/35 (a)(b)		5,276	4,741,937
RALI Series Trust, Series 2006-QO6, Class A2, 1.21%, 6/25/46 (b)		4,679	2,026,337
RALI Trust:
Series 2007-QH1, Class A1, 1.14%, 2/25/37 (b)		5,246	4,314,944
Series 2007-QH6, Class A1, 1.17%, 7/25/37 (b)		8,661	7,425,092
Series 2007-QH9, Class A1, 1.97%, 11/25/37 (b)		1,601	1,256,276
RBSSP Resecuritization Trust:
Series 2013-2, Class 1A2, 0.97%, 12/26/36 (a)(b)		3,248	3,058,424
Series 2013-4, Class 1A1, 1.95%, 12/26/37 (a)(b)		11,075	10,707,780
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 1.32%, 6/25/35 (a)(b)		3,866	3,514,522

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2005-R3, Class AF, 1.38%, 9/25/35 (a)(b)	USD	5,974	$5,147,772
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 3.16%, 5/25/35 (b)		1,944	1,606,902
Series 2007-2, Class 3A3, 3.57%, 4/25/37 (b)		2,427	2,048,675
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 5.48%, 2/25/24 (b)		3,250	3,655,237
Structured Asset Mortgage Investments II Trust:
Series 2006-AR2, Class A1, 1.21%, 2/25/36 (b)		4,287	3,744,528
Series 2006-AR4, Class 3A1, 1.17%, 6/25/36 (b)		4,596	3,770,316
Series 2006-AR5, Class 2A1, 1.19%, 5/25/46 (b)		2,557	1,929,814
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)		5,201	4,474,747
WaMu Mortgage Pass-Through Certificates Trust:
Series 2007-OA1, Class 2A, 1.36%, 12/25/46 (b)		12,657	9,063,212
Series 2007-OA5, Class 1A, 1.39%, 6/25/47 (b)		6,715	5,912,818
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.04%, 5/25/36 (c)		8,446	6,227,897

			589,132,618
Commercial Mortgage-Backed Securities — 4.7%
Cayman Islands — 0.1%
Resource Capital Corp. Ltd., Series 2014, Class CR2, 3.27%, 4/15/34 (a)(b)		3,930	3,871,113
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		12,942	12,618,043

			16,489,156
Ireland — 0.1%
Taurus DEU DAC:
Series 2016-DE2, Class C, 2.85%, 1/03/27 (b)	EUR	2,815	3,027,964
Series 2016-DE2, Class D, 3.75%, 1/03/27 (b)		3,076	3,314,457
Taurus DEU Ltd., Series 2015-DE2, Class D, 2.10%, 2/01/20 (b)		3,080	3,265,573
Taurus Ltd., Series 2015-DE2, Class E, 3.40%, 2/01/26 (b)		7,915	8,415,782

			18,023,776
Italy — 0.0%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 0.75%, 1/10/23 (b)		7,273	7,575,979
Spain — 0.0%
SRF Fondo de Titulizacion, Series 2017-1, Class C, 2.19%, 4/26/22 (b)		800	838,507
United Kingdom — 0.2%
Canary Wharf Finance II PLC:
Series II, Class C2, 1.74%, 10/22/37 (b)	GBP	2,100	2,013,739
Series II, Class D2, 2.46%, 10/22/37 (b)		14,689	13,795,731
DECO 12-UK 4 plc, Series 2007-C4X, Class C, 0.79%, 1/27/20 (b)		86	106,671
Logistics UK PLC, Series 2015-1X, Class E, 3.76%, 8/20/18 (b)		22,075	27,749,829
Nemus II Arden PLC, Series 2006-2, Class C, 0.76%, 2/15/20 (b)		478	543,800

30	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United Kingdom (continued)
Residential Mortgage Securities PLC:
Series 29, Class B, 0.00%, 12/20/46 (b)	GBP	10,055	$12,466,773
Series 29, Class C, 0.00%, 12/20/46 (b)		2,504	3,079,146

			59,755,689
United States — 4.3%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)	USD	1,784	1,781,633
Series 2007-3, Class AJ, 5.63%, 6/10/49 (b)		2,760	2,769,771
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		29,004	29,594,901
Series 2008-1, Class A4, 6.23%, 2/10/51 (b)		1,022	1,038,017
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.60%, 9/15/18 (a)(b)		19,320	18,740,400
Series 2013-DSNY, Class E, 3.37%, 9/15/26 (a)(b)		100	99,912
Series 2013-DSNY, Class F, 4.41%, 9/15/26 (a)(b)		6,933	6,911,642
Series 2014-FL1, Class D, 4.91%, 12/15/31 (a)(b)		13,775	13,412,868
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		6,281	5,932,692
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		18,000	15,697,800
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.83%, 6/24/50 (a)(b)		2,543	2,559,134
Series 2010-UB4, Class A4B, 5.11%, 12/20/41 (a)(b)		157	156,156
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 3.97%, 2/15/28 (a)(b)		6,040	5,944,741
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 1.29%, 8/25/35 (a)(b)		6,503	5,929,397
Series 2006-1A, Class A2, 1.34%, 4/25/36 (a)(b)		1,614	1,410,917
Series 2006-3A, Class A2, 1.28%, 10/25/36 (a)(b)		2,696	2,366,566
Series 2007-2A, Class A1, 1.05%, 7/25/37 (a)(b)		5,941	5,218,378
Series 2007-4A, Class A1, 1.43%, 9/25/37 (a)(b)		25,367	22,167,152
Series 2007-5A, Class A3, 1.78%, 10/25/37 (a)(b)		1,663	1,606,020
Series 2008-4, Class A3, 3.73%, 7/25/38 (a)(b)		4,188	4,327,466
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		2,313	2,238,900
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class AMFL, 1.46%, 6/11/50 (a)(b)		2,430	2,430,093
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)		919	938,250
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)		12,265	12,284,222
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (a)		9,570	9,404,580

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)	USD	19,708	$19,019,548
Series 2015-1740, Class E, 3.82%, 1/10/35 (a)(b)		9,438	9,125,596
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.60%, 5/15/29 (a)(b)		1,336	1,343,541
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		1,830	1,792,833
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 2.17%, 12/15/27 (a)(b)		711	712,507
Series 2014-BXCH, Class EPA, 5.16%, 12/15/27 (a)(b)		11,664	11,743,894
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		1,610	1,129,446
Series 2016-C4, Class C, 4.88%, 5/10/58 (b)		7,780	7,958,606
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 4/10/28 (a)(b)		7,163	7,147,113
Series 2015-SMRT, Class F, 3.79%, 4/10/28 (a)(b)		670	656,616
CG-CCRE Commercial Mortgage Trust, Series 14-FL1, Class E, 5.56%, 6/15/31 (a)(b)		4,370	4,363,850
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 4.27%, 2/15/33 (a)(b)		1,114	1,115,837
Series 2016-RNDB, Class DFL, 5.52%, 2/15/33 (a)(b)		7,152	7,172,172
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, 3.16%, 4/15/30 (a)(b)		4,570	4,570,000
Series 2017-SKY, Class E, 4.21%, 4/15/30 (a)(b)		9,820	9,820,000
Series 2017-SKY, Class F, 5.01%, 4/15/30 (a)(b)		1,200	1,200,000
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, 3.52%, 9/08/31 (a)		920	911,961
Series 16-SMPL, 4.51%, 9/08/31 (a)		1,780	1,728,254
Series 2013-375P, Class D, 3.52%, 5/10/35 (a)(b)		720	708,403
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		1,951	1,870,608
Series 2014-GC21, Class D, 4.83%, 5/10/47 (a)(b)		1,665	1,390,809
Series 2015-GC27, Class C, 4.43%, 1/10/25 (b)		11,520	10,756,563
Series 2015-SHP2, Class F, 6.11%, 7/15/27 (a)(b)		1,080	1,082,078
Series 2015-SSHP, Class D, 3.96%, 9/15/27 (a)(b)		3,425	3,432,483
Series 2016-C1, Class C, 4.95%, 5/10/49 (b)		4,100	4,040,655
Series 2016-GC37, Class C, 4.92%, 2/10/26 (b)		2,110	2,052,815
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		2,640	1,766,662
Series 2017-P7, Class A4, 3.71%, 3/14/27 (b)		9,580	9,866,860
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,686	5,798,883

BLACKROCK FUNDS II	MARCH 31, 2017	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Citigroup/Deutsche Bank Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)	USD	5,295	$5,373,076
Series 2007-CD5, Class AJA, 6.16%, 11/15/44 (b)		9,515	9,676,027
COMM Mortgage Trust:
Series 2005-C6, Class F, 5.66%, 6/10/44 (a)(b)		1,374	1,430,040
Series 2015-CR23, Class C, 4.26%, 5/10/48 (b)		1,940	1,775,782
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.55%, 12/10/49 (a)(b)		35,212	34,761,748
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		7,865	7,958,068
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		71	70,799
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		750	773,269
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		845	860,372
Series 2014-FL4, Class D, 3.22%, 7/13/31 (a)(b)		1,905	1,862,889
Series 2014-FL5, Class HFL1, 4.16%, 7/15/16 (a)(b)		6,988	6,758,651
Series 2014-PAT, Class D, 3.03%, 8/13/27 (a)(b)		1,447	1,447,002
Series 2014-PAT, Class E, 4.03%, 8/13/27 (a)(b)		2,500	2,507,381
Series 2014-PAT, Class F, 3.32%, 8/13/27 (a)(b)		15,170	14,779,256
Series 2014-PAT, Class G, 2.47%, 8/15/27 (a)(b)		11,827	10,870,550
Series 2014-TWC, Class B, 2.48%, 2/13/17 (a)(b)		9,430	9,477,272
Series 2014-TWC, Class E, 4.13%, 2/13/32 (a)(b)		20,035	20,129,134
Series 2015-3BP, Class F, 3.24%, 2/10/35 (a)(b)		3,810	3,283,829
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		7,440	7,166,887
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		7,850	7,097,844
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		12,730	9,575,717
Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)		500	490,039
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		5,185	3,997,836
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		10,326	7,961,333
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		4,860	4,579,108
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		1,840	1,640,471
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		29,865	28,886,261
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		4,140	4,178,242
Series 2015-TEXW, Class F, 3.85%, 2/10/34 (a)(b)		16,810	16,048,253
Series 2015-WEST, Class E, 4.23%, 2/10/37 (a)(b)		1,476	1,436,345
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.31%, 11/15/33 (a)(b)		14,820	14,940,559

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.21%, 11/12/43 (a)(b)	USD	3,182	$3,198,883
Credit Suisse Commercial Mortgage Trust:
Series 2007-C2, Class AMFL, 1.17%, 1/15/49 (b)		1,392	1,391,463
Series 2007-C4, Class A1AM, 5.94%, 9/15/39 (b)		16,115	16,218,653
Series 2007-C4, Class AM, 5.96%, 9/15/39 (b)		11,580	11,669,765
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)(b)		5,797	5,392,950
Series 2014-TIKI, Class E, 4.06%, 9/15/38 (a)(b)		3,260	3,230,097
Series 2015-DEAL, Class A, 2.23%, 4/15/29 (a)(b)		12,690	12,705,873
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39 (a)(b)		1,792	1,859,140
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		1,009	967,660
Series 2005-C3, Class B, 4.88%, 7/15/37		1,257	1,255,873
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21 (a)		73,300	73,344,134
Series 17-1, Class CERT, 8.75%, 3/25/21 (a)		22,385	15,463,220
Series 2010-UD1, Class B, 5.87%, 12/16/49 (a)(b)		2,700	2,698,037
Series 2014-TIKI, Class D, 3.02%, 9/15/38 (a)(b)		1,570	1,557,537
Series 2014-TIKI, Class F, 4.74%, 9/15/38 (a)(b)		5,940	5,892,893
Series 2015-DEAL, Class D, 4.01%, 4/15/29 (a)(b)		5,600	5,617,474
Series 2016-MFF, Class A, 2.37%, 11/15/33 (a)(b)		2,070	2,074,795
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.36%, 8/15/48 (b)		3,050	2,966,820
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		8,341	6,439,707
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		327	327,505
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 2.07%, 12/15/34 (a)(b)		1,342	1,347,580
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		9,604	9,522,302
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		5,310	5,182,522
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		32,471	31,237,199
GP Portfolio Trust, Series 2014-GPP, Class E, 4.76%, 2/15/27 (a)(b)		14,390	13,965,902
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		26,992	26,738,105
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.90%, 5/15/32 (a)(b)		7,925	8,122,095
Series 2015-WOLF, Class D, 4.41%, 5/15/34 (a)(b)		6,234	6,311,844
Series 2015-WOLF, Class F, 5.91%, 5/15/34 (a)(b)		2,600	2,559,268

32	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class H, 5.71%, 5/03/32 (a)	USD	790	$906,399
Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		7,090	6,947,963
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		4,799	3,977,778
Series 2015-GC32, Class D, 3.35%, 7/10/48		3,837	2,954,483
Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		2,500	2,578,955
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2014-FL4, Class C, 3.11%, 12/15/30 (a)(b)		10,910	10,809,952
Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)		4,720	4,454,465
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (a)(b)		994	1,002,553
Series 2008-C2, Class A4FL, 2.27%, 2/12/51 (b)		7,712	7,468,322
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		73	73,405
Series 2014-C22, Class A4, 3.80%, 9/15/47		1,600	1,658,819
Series 2014-C22, Class C, 4.56%, 9/15/47 (b)		5,165	5,079,995
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		4,245	3,421,459
Series 2014-CBM, Class E, 4.76%, 10/15/29 (a)(b)		3,415	3,438,749
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		4,945	5,030,281
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		7,760	7,439,105
Series 2014-FL6, Class A, 2.31%, 11/15/31 (a)(b)		2,939	2,943,602
Series 2014-FL6, Class BAT1, 4.91%, 11/15/31 (a)(b)		5,120	5,030,400
Series 2014-FL6, Class BAT2, 6.16%, 11/15/31 (a)(b)		773	758,981
Series 2014-FL6, Class DFW1, 4.41%, 11/15/31 (a)(b)		10,330	10,278,350
Series 2014-FL6, Class DFW2, 5.16%, 11/15/31 (a)(b)		5,640	5,583,600
Series 2014-FL6, Class VINE, 5.71%, 11/15/31 (a)(b)		2,490	2,490,000
Series 2014-PHH, Class B, 2.51%, 8/15/27 (a)(b)		5,860	5,872,840
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		7,843	7,089,727
Series 2015-SGP, Class A, 2.61%, 7/15/36 (a)(b)		3,290	3,306,485
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		17,360	16,845,608
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		5,555	5,672,806
Series 2016-WPT, Class A, 2.22%, 10/15/33 (a)(b)		6,570	6,623,332
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.84%, 11/18/17 (a)(b)		795	795,392
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		6,730	6,541,348

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.97%, 7/15/44 (b)	USD	2,349	$2,360,535
LB-UBS Commercial Mortgage Trust:
Series 2005-C7, Class D, 5.35%, 11/15/40 (b)		739	741,407
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		9,592	9,592,337
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.23%, 3/25/37 (a)(b)		6,548	6,045,515
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.57%, 9/15/28 (a)(b)		5,375	5,401,904
Series 2015-LSP, Class D, 4.77%, 9/15/28 (a)(b)		2,995	3,035,909
Series 2015-LSP, Class E, 6.51%, 9/15/28 (a)(b)		15,972	16,211,440
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		11,095	10,957,341
Merrill Lynch Mortgage Trust:
Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)		6,470	6,489,854
Series 2008-C1, Class AJ, 6.30%, 2/12/51 (b)		2,305	2,336,514
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50 (b)		2,057	2,057,211
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 7/15/50 (a)(b)		4,449	3,671,458
Series 2015-C25, Class C, 4.53%, 10/15/48 (b)		430	436,518
Series 2015-C25, Class D, 3.07%, 10/15/48		2,500	1,855,167
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		6,580	4,865,780
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class AJ, 4.77%, 7/15/56		688	684,973
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		652	650,179
Series 2007-IQ15, Class AM, 5.94%, 6/11/49 (b)		9,206	9,262,063
Series 2014-150E, Class F, 4.30%, 9/09/32 (a)(b)		6,850	6,174,434
Series 2014-CPT, Class F, 3.45%, 7/13/29 (a)(b)		12,287	12,052,188
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		6,825	6,629,496
Series 2015-MS1, Class C, 4.03%, 5/15/48 (b)		1,863	1,753,363
Series 2015-XLF2, Class AFSB, 3.52%, 8/15/26 (a)(b)		2,900	2,900,000
Series 2017-PRME, Class D, 4.17%, 2/15/34 (a)(b)		1,990	1,990,523
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10, Class A4A, 5.95%, 8/12/45 (a)(b)		54	53,825
Series 2010-GG10, Class A4B, 5.87%, 8/15/45 (a)(b)		5,219	5,217,276
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		1,082	1,081,785

BLACKROCK FUNDS II	MARCH 31, 2017	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)	USD	828	$760,926
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 4.86%, 2/11/36 (a)(b)		2,457	2,493,421
RAIT Trust, Series 2014-FL3, Class C, 4.31%, 12/17/31 (a)(b)		2,449	2,448,831
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M1, 4.94%, 9/25/44 (a)(b)		6,821	7,025,630
Series 2015-1, Class AFL, 3.21%, 6/25/45 (a)(b)		6,527	6,543,494
Series 2016-2, Class AFL, 2.58%, 10/25/46 (b)		4,396	4,401,094
Series 2016-2, Class M1, 3.66%, 10/25/46 (b)		1,094	1,062,821
Series 2016-2, Class M2, 4.46%, 10/25/46 (b)		589	573,739
Series 2016-2, Class M3, 5.50%, 10/25/46 (b)		1,030	1,001,860
Series 2016-2, Class M4, 7.23%, 10/25/46 (b)		1,110	1,075,024
VNDO Mortgage Trust, Series 2013-PENN, Class E, 3.95%, 12/13/29 (a)(b)		4,115	3,978,404
VNDO Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		6,860	6,312,844
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		12,393	12,424,383
Series 2007-C32, Class AMFL, 0.99%, 6/15/49 (a)(b)		8,951	8,840,288
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		860	868,624
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.55%, 4/16/35 (a)(b)		18,291	14,955,428
Series 2014-TISH, Class SCH2, 4.41%, 1/15/27 (a)(b)		6,248	6,051,989
Series 2015-C27, Class C, 3.89%, 2/15/48		9,129	8,010,724
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		2,283	1,684,830
Series 2015-C31, Class D, 3.85%, 11/15/48		1,530	1,113,451
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,320	1,595,531
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		4,200	3,641,340
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,687	1,228,301
Series 2016-C34, Class C, 5.03%, 6/15/49 (b)		7,820	8,024,552
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)		1,000	952,328

			1,208,947,543
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 5.16%, 9/25/35 (a)(b)		5,077	618,423
Interest Only Commercial Mortgage-Backed Securities — 0.6%
United States — 0.6%
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 4/17/45 (a)(b)(f)		23,711	2

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
B2R Mortgage Trust, Series 2015-2, Class XA, 2.15%, 11/15/48 (a)(b)	USD	60,801	$3,363,499
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.92%, 9/15/48 (b)		18,352	1,053,841
Series 2016-UB10, Class XA, 2.01%, 7/15/49 (b)		45,280	5,422,821
Series 2017-BNK3, Class XB, 0.63%, 2/15/50 (b)		61,000	3,259,230
Series 2017-BNK3, Class XD, 1.29%, 2/15/50 (a)(b)		12,290	1,169,393
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		73,430	5,347,907
Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)		42,790	795,894
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.39%, 4/10/29 (a)(b)		84,430	4,153,956
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		20,199	2,312,032
Series 2016-C4, Class XB, 0.73%, 5/10/58 (b)		18,700	1,049,631
Citigroup Commercial Mortgage Trust:
Series 2013-SMP, Class XB, 0.35%, 1/12/30 (a)(b)		36,921	62,862
Series 2014-GC23, Class XA, 1.06%, 7/10/47 (b)		169,048	10,034,868
Series 2014-GC25, Class XE, 1.23%, 10/10/47 (a)(b)		8,520	604,963
Series 2015-P1, Class XA, 0.79%, 9/15/48 (b)		49,896	2,451,363
Series 2016-P3, Class XA, 1.71%, 4/15/49 (b)		29,644	3,288,370
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.05%, 2/10/50 (b)		40,281	3,191,876
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.46%, 3/10/46 (b)		39,544	1,389,050
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (b)		184,394	9,877,012
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)		80,527	4,824,636
Series 2015-LC21, Class XA, 0.86%, 7/10/48 (b)		20,072	867,512
Series 2016-DC2, Class XA, 1.07%, 2/10/26 (b)		39,434	2,716,117
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		57,480	1,921,712
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		39,860	2,454,539
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.04%, 9/17/37 (a)(b)		598,765	4,233,269
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.81%, 1/15/49 (b)		26,020	2,964,194
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		435,987	1,720,318

34	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.15%, 4/10/47 (b)	USD	5,301	$284,772
Series 2016-GS3, Class XA, 1.28%, 10/10/49 (b)		13,825	1,217,317
Series 2017-GS5, Class XA, 0.97%, 3/10/50 (b)		30,400	2,036,861
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.00%, 7/25/47 (b)		45,097	2,224,387
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class XA, 1.17%, 1/15/48 (b)		8,104	433,217
Series 2015-C27, Class XD, 0.50%, 2/15/48 (a)(b)		31,775	1,010,763
Series 2015-C28, Class XA, 1.19%, 10/15/48 (b)		32,754	1,893,498
Series 2015-C33, Class XA, 1.04%, 12/15/48 (b)		64,795	4,277,132
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		14,670	815,652
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class XA, 1.13%, 7/15/47 (b)		17,844	808,010
Series 2014-C21, Class XA, 1.09%, 8/15/47 (b)		32,295	1,868,440
Series 2014-C22, Class XA, 0.94%, 9/15/47 (b)		22,762	1,196,867
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		37,589	1,672,711
Series 2016-JP4, Class XA, 0.82%, 12/15/49 (b)		9,983	499,066
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (a)(b)		11,000	643,116
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.14%, 12/15/47 (b)		16,897	919,398
Series 2014-C19, Class XD, 1.19%, 12/15/47 (a)(b)		51,913	4,027,613
Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)		13,486	849,065
Series 2015-C20, Class XA, 1.40%, 2/15/48 (b)		11,558	844,402
Series 2015-C21, Class XB, 0.31%, 3/15/48 (a)(b)		15,696	373,213
Series 2015-C22, Class XA, 1.16%, 4/15/48 (b)		166,052	10,699,858
Series 2015-C26, Class XA, 1.12%, 10/15/48 (b)		38,175	2,662,691
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		18,660	1,812,632
Series 2016-C28, Class XA, 1.29%, 1/15/49 (b)		12,140	1,004,324
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		22,053	2,383,845
Series 2016-C29, Class XB, 0.96%, 5/15/49 (b)		29,800	2,282,826
Series 2016-C31, Class XA, 1.47%, 11/15/49 (b)		7,942	778,165
Series 2016-C32, Class XA, 0.78%, 12/15/49 (b)		20,355	1,126,887
One Market Plaza Trust, Series 2017-1MKT, Class XCP, 0.09%, 2/10/32 (a)(b)		152,049	998,962

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (b)	USD	68,858	$3,903,494
Series 2015-NXS1, Class XB, 0.36%, 5/15/48 (b)		13,786	462,100
Series 2015-NXS3, Class XA, 1.18%, 9/15/57 (b)		46,119	2,788,725
Series 2016-BNK1, Class XB, 1.34%, 8/15/49 (b)		19,200	1,991,232
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)		9,764	881,982
Series 2016-C33, 1.81%, 3/17/59 (b)		55,524	6,051,806
Series 2016-LC25, Class XA, 1.10%, 12/15/59 (b)		37,216	2,596,093
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.09%, 11/15/45 (a)(b)		35,786	2,607,558
Series 2014-C20, Class XA, 1.17%, 5/15/47 (b)		17,660	955,699
Series 2014-C23, Class XA, 0.69%, 10/14/57 (b)		73,394	2,630,785

			157,046,031
Total Non-Agency Mortgage-Backed Securities — 8.5%			2,365,865,294

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.0%
Macquarie Bank Ltd.:
6.13% (a)(b)(j)		7,262	7,298,310
6.13% (b)(j)		2,800	2,814,000
Origin Energy Finance Ltd.:
4.00%, 9/16/74 (b)	EUR	920	996,181
7.88%, 6/16/71 (b)		400	453,383

			11,561,874
Austria — 0.0%
Erste Group Bank AG, 8.88% (b)(j)		3,200	3,810,109
RZB Finance Jersey IV Ltd., 1.62% (b)(j)		1,200	1,232,158

			5,042,267
Belgium — 0.0%
Ethias SA, 5.00%, 1/14/26		800	856,558
Solvay Finance SA, 5.12% (b)(j)		1,331	1,551,178

			2,407,736
Canada — 0.3%
TransCanada Trust:
5.30%, 3/15/77 (b)	USD	67,260	66,461,287
5.88%, 8/15/76 (b)		7,833	8,312,771

			74,774,058

BLACKROCK FUNDS II	MARCH 31, 2017	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
China — 0.1%
Chalieco Hong Kong Corp. Ltd., 5.70% (b)(j)	USD	6,274	$6,484,894
Huarong Finance 2017 Co. Ltd., 4.50% (b)(j)		12,321	12,529,114

			19,014,008
Denmark — 0.1%
Danske Bank A/S:
5.75% (b)(j)	EUR	800	896,692
6.13% (b)(j)	USD	19,550	19,629,764

			20,526,456
France — 0.1%
BNP Paribas SA:
7.20% (b)(j)		400	441,500
7.38% (b)(j)		1,800	1,849,500
Credit Agricole SA, 6.50% (b)(j)	EUR	2,890	3,190,044
Orange SA:
4.00% (b)(j)		2,795	3,139,543
5.75% (b)(j)	GBP	600	808,119
Société Générale SA:
7.38% (b)(j)	USD	2,355	2,389,619
7.38% (a)(b)(j)		1,100	1,117,160
8.88% (b)(j)	GBP	700	932,938
TOTAL SA, 3.88% (b)(j)	EUR	1,476	1,671,232

			15,539,655
Germany — 0.0%
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)		1,200	1,239,083
HSH Nordbank AG, 7.25% (j)	USD	13,346	3,511,253
LANXESS AG, 4.50%, 12/06/76 (b)	EUR	750	855,386
RWE AG, 3.50%, 4/21/75 (b)		1,325	1,332,633

			6,938,355
Hong Kong — 0.1%
Bank of East Asia Ltd., 5.50% (b)(j)	USD	6,641	6,640,429
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(j)		8,500	8,299,638

			14,940,067
Ireland — 0.1%
Allied Irish Banks PLC, 7.38% (b)(j)	EUR	18,768	21,198,041
Bank of Ireland, 7.38% (b)(j)		5,873	6,713,495

			27,911,536
Italy — 0.2%
Enel SpA:
5.00%, 1/15/75 (b)		1,200	1,368,111
6.50%, 1/10/74 (b)		1,307	1,504,239
7.75%, 9/10/75 (b)	GBP	320	445,029
Intesa Sanpaolo SpA:
7.00% (b)(j)	EUR	6,037	6,516,158
7.70% (a)(b)(j)	USD	13,973	13,344,215
7.75% (b)(j)	EUR	15,720	17,273,251
UniCredit SpA:
8.00%, 4/03/49 (b)	USD	3,600	3,456,108
9.25% (b)(j)	EUR	14,766	17,189,824

			61,096,935

Preferred Securities		Par (000)	Value
Luxembourg — 0.0%
SES SA:
4.63% (b)(j)	EUR	4,000	$4,453,596
5.63% (b)(j)		2,600	2,977,554

			7,431,150
Netherlands — 0.1%
ABN AMRO Bank NV, 5.75% (b)(j)		5,900	6,506,566
Cooperatieve Rabobank UA, 6.63% (b)(j)		4,800	5,560,520
ING Groep NV, 6.88% (b)(j)	USD	7,073	7,320,555
Koninklijke KPN NV:
6.13% (b)(j)	EUR	1,048	1,195,743
6.88%, 3/14/73 (b)	GBP	790	1,085,056

			21,668,440
Norway — 0.0%
DNB Bank ASA, 6.50% (b)(j)	USD	12,875	13,438,281
Philippines — 0.0%
Royal Capital BV, 4.88% (b)(j)		1,849	1,799,852
South Korea — 0.0%
Woori Bank, 4.50% (b)(j)		10,700	10,538,954
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(j)	EUR	3,200	3,413,770
8.88% (b)(j)		17,200	20,070,153
9.00% (b)(j)	USD	3,000	3,144,150
Banco Popular Espanol SA:
8.25% (b)(j)	EUR	6,800	6,648,531
11.50% (b)(j)		8,600	9,357,998
Banco Santander SA, 6.25% (b)(j)		8,400	8,849,402
Gas Natural Fenosa Finance BV:
3.38% (b)(j)		4,800	4,988,010
4.13% (b)(j)		1,100	1,219,249
Repsol International Finance BV:
3.88% (b)(j)		1,100	1,216,022
4.50%, 3/25/75 (b)		5,535	5,977,384
Telefonica Europe BV:
3.75% (b)(j)		1,500	1,604,205
4.20% (b)(j)		2,500	2,787,690
5.88% (b)(j)		600	699,770
6.50% (b)(j)		1,700	1,941,302
6.75% (b)(j)	GBP	800	1,077,672
7.63% (b)(j)	EUR	700	869,751

			73,865,059
Sweden — 0.2%
Skandinaviska Enskilda Banken AB, 5.63% (b)(j)	USD	35,800	35,615,272
Swedbank AB, 6.00% (b)(j)		9,400	9,623,250

			45,238,522

36	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
Switzerland — 0.2%
Credit Suisse Group AG:
6.25% (b)(j)	USD	12,200	$12,394,200
7.13% (b)(j)		24,200	25,090,560
7.50% (b)(j)		8,800	9,535,610
UBS Group AG:
5.75% (b)(j)	EUR	1,489	1,717,295
7.00% (b)(j)	USD	2,245	2,413,375
7.13% (b)(j)		11,600	12,098,823
7.13% (b)(j)		2,800	2,940,000

			66,189,863
United Kingdom — 0.2%
Barclays PLC:
6.50% (b)(j)	EUR	3,100	3,360,929
7.25% (b)(j)	GBP	19,600	24,739,508
7.88% (b)(j)		2,580	3,345,934
7.88% (b)(j)	USD	725	754,429
8.00% (b)(j)	EUR	5,600	6,466,961
Centrica PLC, 3.00%, 4/10/76 (b)		1,170	1,255,711
HBOS Capital Funding LP, 6.85% (j)	USD	3,196	3,242,355
HSBC Holdings PLC, 6.00% (b)(j)	EUR	4,640	5,327,847
National Westminster Bank PLC, 1.31% (b)(j)	USD	3,800	3,059,004
Royal Bank of Scotland Group PLC, 8.63% (b)(j)		900	938,250
Santander UK Group Holdings PLC, 6.75% (b)(j)	GBP	2,575	3,224,952
SSE PLC, 4.75%, 9/16/77 (b)	USD	2,314	2,333,669

			58,049,549
United States — 0.6%
Bank of America Corp., 6.30% (b)(j)		15,084	16,403,850
Bank of New York Mellon Corp., 4.63% (b)(j)		3,565	3,422,400
Exelon Corp., 3.50%, 6/01/22		10,473	10,569,687
JPMorgan Chase & Co., 6.10% (b)(j)		41,990	44,372,933
NBCUniversal Enterprise, Inc., 5.25% (a)(j)		4,900	5,145,000
U.S. Bancorp, 5.30% (b)(j)		34,131	34,770,956
Viacom, Inc., 5.88%, 2/28/57 (b)		9,467	9,656,340
Wells Fargo & Co., 5.90% (b)(j)		44,000	45,940,400

			170,281,566
Total Capital Trusts — 2.6%			728,254,183

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (f)		24,318	2,710,993
Novartex Holding Luxembourg SCA, 0.00% (f)(j)		94	—
United States — 0.1%
Halcon Resources Corp., 0.00%		114	8,497,592
Morgan Stanley, 5.85%		343,572	8,881,336
Total Preferred Stocks — 0.1%			20,089,921

Trust Preferreds		Shares	Value
United States — 0.1%
GMAC Capital Trust I, 6.82%, 2/15/40 (b)		1,215,035	30,898,340
Total Trust Preferreds — 0.1%			30,898,340
Total Preferred Securities — 2.8%			779,242,444

Taxable Municipal Bonds		Par (000)	Value
American Municipal Power, Inc. RB, 6.45%, 2/15/44	USD	2,545	$3,205,809
Arizona Health Facilities Authority RB, 1.48%, 1/01/37 (b)		8,040	6,996,328
Bay Area Toll Authority RB:
6.92%, 4/01/40		12,435	16,829,653
7.04%, 4/01/50		11,705	16,840,803
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		4,765	5,171,693
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		12,760	12,209,278
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		3,535	4,052,771
California Infrastructure & Economic Development Bank RB:
5.00%, 10/01/35		2,870	3,381,750
5.00%, 10/01/36		2,870	3,373,599
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (a)		3,000	3,106,830
California State Public Works Board RB, 8.36%, 10/01/34		7,255	10,455,181
California Statewide Communities Development Authority RB:
5.00%, 12/01/25 (a)		3,000	3,310,170
5.00%, 12/01/26 (a)		3,000	3,298,260
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		2,060	2,256,194
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41		2,560	2,889,114
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 1.27%, 7/01/32 (b)		5,685	4,861,585
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		3,520	3,933,811
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		7,315	10,132,957
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		3,160	3,163,666
Clark County School District GO:
5.00%, 6/15/23		2,855	3,328,216
5.00%, 6/15/24		2,415	2,848,323
5.00%, 6/15/26		4,720	5,580,786
5.00%, 6/15/27		3,040	3,568,352
5.00%, 6/15/28		2,935	3,421,476
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		2,745	2,902,673
Commonwealth Financing Authority RB, 4.14%, 6/01/38		9,050	8,762,210
Commonwealth of Massachusetts GO, 5.00%, 7/01/28		2,685	3,324,755
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (f)(k)		42,685	26,518,056
Contra Costa Community College District GO, 6.50%, 8/01/34		3,205	4,153,712
County of Clark, NV RB, 5.00%, 7/01/28		3,270	4,009,641
County of Miami-Dade, FL Aviation Revenue RB, 2.50%, 10/01/24		7,250	6,956,883
County of Miami-Dade, FL GO:
5.00%, 7/01/34		3,000	3,431,850
5.00%, 7/01/35		3,090	3,518,861
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		3,440	3,668,657
Series A, 5.00%, 11/01/43		4,170	4,422,118
District of Columbia RB:
5.00%, 7/15/34		3,280	3,686,261

BLACKROCK FUNDS II	MARCH 31, 2017	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municpal Bonds		Par (000)	Value
5.59%, 12/01/34	USD	7,605	$9,281,598
5.00%, 7/15/35		3,280	3,673,010
Golden State Tobacco Securitization Corp. RB:
5.13%, 6/01/47		12,660	12,417,055
5.75%, 6/01/47		2,500	2,499,650
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		2,550	2,565,683
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		2,535	2,917,430
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29		2,685	3,075,829
Horry County School District, SC GO:
5.00%, 3/01/24		2,765	3,300,000
5.00%, 3/01/25		2,825	3,402,204
Kentucky Economic Development Finance Authority RB, 5.25%, 6/01/50		2,910	3,065,714
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		4,505	6,308,261
Maryland Economic Development Corp. RB, 5.00%, 3/31/41		3,325	3,580,194
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		4,105	4,718,533
Massachusetts Clean Water Trust RB:
5.00%, 2/01/27		2,790	3,402,461
5.00%, 2/01/28		4,035	4,888,685
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		3,615	3,947,074
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		3,250	3,587,123
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		4,830	6,418,297
5.00%, 11/15/42		4,350	4,985,839
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		4,495	6,357,908
5.00%, 10/01/53		3,400	3,540,080
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		5,095	5,438,505
Michigan Finance Authority RB, 5.00%, 6/01/39		4,160	4,522,086
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		4,590	4,891,379
Municipal Electric Authority of Georgia RB, 5.00%, 1/01/20		4,660	5,046,454
New Jersey Economic Development Authority RB, 5.00%, 6/15/38		5,000	5,559,150
New Jersey Transportation Trust Fund Authority RB:
5.00%, 6/15/27		4,600	4,926,462
5.00%, 6/15/29		3,670	3,878,456
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40		2,650	2,990,631
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		3,825	3,558,168
5.00%, 8/01/31		1,760	2,057,123
New York City Water & Sewer System RB:
5.75%, 6/15/41		5,525	7,167,969
5.00%, 6/15/47		4,000	4,539,280
New York State Dormitory Authority RB:
5.00%, 2/15/25		2,630	3,148,557
5.00%, 2/15/27		2,660	3,212,828
5.00%, 2/15/28		2,660	3,200,805
5.00%, 2/15/31		2,300	2,708,273
5.00%, 3/15/32		4,330	5,046,312
New York State Urban Development Corp. RB:
5.00%, 3/15/24		5,000	5,942,900
5.00%, 3/15/25		3,505	4,200,637
5.00%, 3/15/27		4,910	5,887,630

Taxable Municpal Bonds		Par (000)	Value
5.00%, 3/15/27	USD	2,275	$2,772,588
5.00%, 3/15/28		4,775	5,705,409
New York Transportation Development Corp. RB:
5.00%, 7/01/41		5,945	6,288,740
5.25%, 1/01/50		9,355	10,032,957
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		11,590	15,669,680
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		3,000	3,356,610
5.00%, 12/31/38		3,440	3,717,402
Port Authority of New York & New Jersey RB:
4.46%, 10/01/62		10,250	10,703,153
4.81%, 10/15/65		5,135	5,640,438
Port of Seattle, WA GO, 5.00%, 1/01/42		4,690	5,421,828
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		11,840	15,392,000
San Diego County Regional Transportation Commission RB, 5.00%, 4/01/48		4,350	4,987,405
South Carolina Ports Authority RB, 5.00%, 7/01/45		4,000	4,313,480
South Carolina Public Service Authority RB:
2.39%, 12/01/23		8,605	7,932,691
5.00%, 12/01/49		4,980	5,167,995
5.00%, 12/01/50		4,980	5,189,758
5.50%, 12/01/54		2,530	2,721,420
State of California GO:
5.00%, 9/01/27		2,920	3,502,832
7.50%, 4/01/34		9,165	12,967,009
7.55%, 4/01/39		4,840	7,090,261
7.30%, 10/01/39		2,620	3,678,401
7.35%, 11/01/39		4,170	5,889,666
State of Georgia GO, 5.00%, 7/01/26		2,640	3,263,066
State of Maryland GO:
5.00%, 3/15/27		6,085	7,567,549
5.00%, 3/15/28		3,810	4,704,550
5.00%, 3/15/29		2,410	2,953,792
5.00%, 3/15/31		7,750	9,342,005
State of Washington GO:
5.00%, 7/01/28		2,985	3,496,241
5.00%, 8/01/28		3,035	3,625,368
5.00%, 8/01/29		3,035	3,600,542
5.00%, 8/01/30		3,035	3,582,696
5.00%, 7/01/31		4,000	4,651,600
State of Wisconsin GO:
5.00%, 5/01/24		4,200	5,024,250
5.00%, 5/01/25		4,780	5,780,693
Sumter Landing Community Development District RB, 4.17%, 10/01/47		2,555	2,478,810
Texas Private Activity Bond Surface Transportation Corp. RB:
5.00%, 12/31/50		4,095	4,335,622
5.00%, 12/31/55		3,580	3,779,621
Tobacco Settlement Finance Authority RB,
7.47%, 6/01/47		10,110	9,634,426
Tobacco Settlement Financing Corp. RB:
5.00%, 6/01/41		5,100	4,959,546
6.71%, 6/01/46		10,350	8,626,932
University of Delaware RB, 5.87%, 11/01/40		7,500	9,273,000
University of Houston RB:
5.00%, 2/15/33		2,730	3,131,829
5.00%, 2/15/34		2,555	2,918,295
5.00%, 2/15/35		5,685	6,469,757
5.00%, 2/15/36		6,840	7,767,230
University of Massachusetts Building Authority RB:
5.00%, 11/01/31		3,560	4,127,322
5.00%, 11/01/39		5,000	5,665,150

38	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municpal Bonds		Par (000)	Value
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19	USD	2,840	$3,051,069
5.00%, 6/01/20		3,065	3,376,619
5.00%, 6/01/21		3,050	3,424,571
5.00%, 6/01/22		3,335	3,798,698
5.00%, 6/01/23		2,765	3,180,165
5.00%, 6/01/24		2,955	3,430,578
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		2,350	2,543,241
Total Taxable Municipal Bonds — 2.5%			701,135,071

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.5%
Fannie Mae:
Series 2014-C02, Class 1M2, 3.58%, 5/25/24 (b)		21,317	21,744,062
Series 2014-C03, Class 1M2, 3.98%, 7/25/24 (b)		180	185,666
Series 2017-C01, Class 1M2, 4.53%, 7/25/29 (b)		10,980	11,112,822
Series 2017-C02, Class 2M2, 4.63%, 9/25/29 (b)		10,070	10,086,112
Series 2016-C07, Class 2M2, 5.13%, 4/25/29 (b)		890	940,297
Series 2016-C06, Class 1M2, 5.23%, 4/25/29 (b)		11,981	12,687,744
Series 2016-C04, Class 1M2, 5.23%, 1/25/29 (b)		15,330	16,274,029
Series 2016-C05, Class 2M2, 5.43%, 1/25/29 (b)		15,170	16,210,010
Series 2013-C01, Class M2, 6.23%, 10/25/23 (b)		6,000	6,847,807
Series 2017-C01, Class 1B1, 6.73%, 7/25/29 (b)		4,911	5,130,110
Series 2016-C02, Class 1M2, 6.78%, 9/25/28 (b)		2,186	2,494,834
Freddie Mac:
Series 2017-DNA1, Class M2, 4.23%, 7/25/29 (b)		9,410	9,392,726
Series 2017-HQA1, Class M2, 4.53%, 8/25/29 (b)		6,000	6,003,293
Series 2014-DN2, Class M3, 4.58%, 4/25/24 (b)		6,000	6,429,181
Series 2016-DNA4, Class M3, 4.78%, 3/25/29 (b)		9,070	9,365,189
Series 2016-HQA3, Class M3, 4.83%, 3/25/29 (b)		9,920	10,261,416
Series 2015-HQ2, Class B, 8.93%, 5/25/25 (b)		1,611	1,842,830
Series 2015-DN1, Class B, 12.28%, 1/25/25 (b)		1,517	1,970,087

			148,978,215
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2016-82, Class WI, 4.00%, 2/20/46		11,026	1,492,587
Series 2015-152, Class PI, 4.00%, 10/20/45		19,622	2,689,845
Series 2016-82, Class IM, 4.00%, 2/01/46		6,968	894,094

			5,076,526
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K721, Class X1, 0.34%, 8/25/22 (b)		52,995	827,273

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K045, Class X1, 0.46%, 1/25/25 (b)	USD	39,625	$1,193,730
Series K718, Class X1, 0.65%, 1/25/22 (b)		27,846	722,701
Series KC01, Class X1, 0.71%, 12/25/22 (b)		124,641	3,369,511
Series K044, Class X1, 0.75%, 1/25/25 (b)		42,164	2,012,335
Series KW01, Class X1, 0.98%, 1/25/26 (b)		71,996	4,727,443
Series K056, Class X1, 1.39%, 5/25/26 (b)		28,882	2,635,992
Ginnie Mae:
Series 2009-80, Class IO, 0.78%, 9/16/51 (b)		6,923	495,929
Series 2012-120, Class IO, 0.80%, 2/16/53 (b)		15,833	802,165
Series 2014-52, Class AI, 0.83%, 8/16/41		29,940	741,923
Series 2016-158, Class IO, 0.93%, 6/16/58 (b)		20,282	1,546,330
Series 2014-172, Class IO, 0.95%, 1/16/49 (b)		58,695	2,967,955
Series 2016-152, Class IO, 0.99%, 8/15/58 (b)		54,635	4,546,528
Series 2014-40, Class AI, 1.00%, 2/16/39		42,603	1,034,395
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)		29,110	2,237,534
Series 2016-110, Class IO, 1.05%, 5/16/58 (b)		19,182	1,517,083
Series 2016-125, Class IO, 1.09%, 12/16/57 (b)		28,820	2,328,515
Series 2016-119, Class IO, 1.13%, 10/16/52 (b)		29,886	2,473,694
Series 2014-112, Class IO, 1.19%, 1/16/48 (b)		56,687	3,319,607
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)		24,565	2,212,456
Series 2013-145, Class SI, 5.32%, 4/16/40 (b)		21,939	2,096,722

			43,809,821
Mortgage-Backed Securities — 81.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-4/01/32 (o)		10,922	10,733,579
2.69%, 4/01/25		3,470	3,448,515
3.00%, 4/01/32-4/01/47 (o)		5,576,446	5,541,154,693
3.50%, 5/01/23-4/01/47 (o)(p)		7,691,699	7,874,042,089
4.00%, 9/01/41-4/01/47 (o)		3,670,007	3,849,976,349
4.50%, 9/01/43-4/01/47 (o)		434,472	465,870,597
6.00%, 3/01/38		4	4,438
Freddie Mac Mortgage-Backed Securities:
3.50%, 7/01/23-4/01/47 (o)		973,906	996,581,044
4.00%, 7/01/31-4/01/47 (o)		2,814,545	2,952,643,439
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47 (o)		26,511	26,742,971
3.50%, 4/15/47 (o)		694,900	720,524,437
4.50%, 8/20/38-4/15/47 (o)		230,464	246,401,042

			22,688,123,193
Total U.S. Government Sponsored Agency Securities — 82.5%			22,885,987,755

BLACKROCK FUNDS II	MARCH 31, 2017	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.13%, 3/31/24	USD	30,944	$30,761,492
2.88%, 11/15/46		4,290	4,162,277
3.00%, 2/15/47		631,783	629,536,713
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/45		30,968	29,487,490
1.00%, 2/15/46		18,051	18,330,482
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-7/15/26 (q)		2,293,937	2,323,858,691
0.25%, 1/15/25		62,307	61,795,225
0.38%, 7/15/25-1/15/27		92,986	92,836,963
0.63%, 1/15/26		189,520	193,014,067
U.S. Treasury Notes:
2.00%, 12/31/21		42,500	42,662,690
2.25%, 2/15/27		769,971	760,136,062
U.S. Treasury Strips, 0.00%, 5/15/36 (d)(m)		69,895	39,528,069
Total U.S. Treasury Obligations — 15.2%			4,226,110,221
Total Long-Term Investments (Cost — $47,116,708,966) — 170.1%			47,192,358,525

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 6.7%(r)
Barclays Bank PLC, (2.75)%, Open (s) (Purchased on 1/26/17 to be repurchased at $1,766,107, collateralized by Bank of Communications Co. Ltd., 5.00% (j), par and fair value of USD 1,700,000 and $1,743,010, respectively)		1,774	1,774,375
Barclays Bank PLC, (1.68)%, Open (s) (Purchased on 2/13/17 to be repurchased at EUR 10,640,497, collateralized by Portugal Obrigacoes do Tesouro OT, 4.45% due at 6/15/18, par and fair value of EUR 9,800,000 and $11,026,542, respectively)	EUR	10,663	11,375,204
Barclays Bank PLC, (0.75)%, 4/3/17 (Purchased on 2/24/17 to be repurchased at EUR 146,157,144, collateralized by Republic of France, 6.00% due at 10/25/25, par and fair value of EUR 100,000,000 and $153,538,586, respectively)		146,264	156,034,689
Barclays Bank PLC, (0.75)%, Open (s) (Purchased on 2/27/17 to be repurchased at EUR 12,187,686, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 10,800,000 and $12,832,619, respectively)		12,196	13,010,265
Barclays Bank PLC, (0.70)%, Open (s) (Purchased on 2/06/17 to be repurchased at EUR 5,708,024, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 4,500,000 and $6,089,820, respectively)		5,714	6,095,501
Barclays Bank PLC, (0.60)%, Open (s) (Purchased on 2/07/17 to be repurchased at EUR 12,653,051, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 10,000,000 and $13,532,932, respectively)		12,664	13,509,799

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(r)
Barclays Bank PLC, (0.60)%, Open (s) (Purchased on 2/13/17 to be repurchased at EUR 11,024,797, collateralized by Portugal Obrigacoes do Tesouro OT, 4.75% due at 6/14/19, par and fair value of EUR 9,800,000 and $11,399,492, respectively)	EUR	11,033	$11,770,117
Barclays Capital, Inc., 0.25%, 4/3/17 (Purchased on 3/31/17 to be repurchased at $200,754,182, collateralized by U.S. Treasury Notes, 1.63% due at 3/15/20, par and fair value of USD 200,000,000 and $200,718,800, respectively)	USD	200,750	200,750,000
Barclays Capital, Inc., 0.35%, Open (s) (Purchased on 3/20/17 to be repurchased at $2,752,138, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15% due at 10/01/26, par and fair value of USD 2,955,000 and $2,723,074, respectively)		2,752	2,751,844
Barclays Capital, Inc., 0.50%, Open (s) (Purchased on 3/20/17 to be repurchased at $5,429,579, collateralized by Seagate HDD Cayman, 4.75% due at 6/01/23, par and fair value of USD 5,375,000 and $5,401,875, respectively)		5,429	5,428,750
BNP Paribas Securities Corp., (0.95)%, Open (s) (Purchased on 2/10/17 to be repurchased at EUR 14,738,427, collateralized by Portugal Obrigacoes do Tesouro OT, 2.88% due at 7/21/26, par and fair value of EUR 15,725,000 and $15,767,526, respectively)	EUR	14,756	15,742,111
BNP Paribas Securities Corp., 0.16%, Open (s) (Purchased on 11/04/16 to be repurchased at GBP 23,380,282, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/46, par and fair value of GBP 14,101,176 and $29,354,735, respectively)	GBP	23,365	29,274,219
BNP Paribas Securities Corp., 0.17%, Open (s) (Purchased on 11/11/16 to be repurchased at GBP 1,959,826, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/46, par and fair value of GBP 1,222,740 and $2,545,407, respectively)		1,959	2,453,861
Citigroup Global Markets Limited, (0.61)%, 5/10/17 (Purchased on 3/30/17 to be repurchased at EUR 146,947,814, collateralized by Republic of France, 6.00% due at 10/25/25, par and fair value of EUR 100,000,000 and $153,538,586, respectively)	EUR	147,040	156,862,745
Citigroup Global Markets Limited, (0.10)%, Open (s) (Purchased on 2/24/17 to be repurchased at $938,609, collateralized by Barclays Bank PLC, 7.63% due at 11/21/22, par and fair value of USD 813,000 and $889,178, respectively)	USD	939	938,690

40	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(r)
Citigroup Global Markets, Inc., (0.25)%, Open (s) (Purchased on 11/17/16 to be repurchased at $1,987,890, collateralized by Ally Financial, Inc., 5.13% due at 9/30/24, par and fair value of USD 1,970,000 and $2,026,638, respectively)	USD	1,990	$1,989,700
Citigroup Global Markets, Inc., 0.00%, Open (s) (Purchased on 3/30/17 to be repurchased at $14,319,787, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 14,143,000 and $14,280,272, respectively)		14,320	14,319,787
Citigroup Global Markets, Inc., 0.23%, Open (s) (Purchased on 3/29/17 to be repurchased at $276,036,541, collateralized by U.S. Treasury Notes, 1.63% due at 3/15/20, par and fair value of USD 275,000,000 and $275,988,350, respectively)		276,031	276,031,250
Citigroup Global Markets, Inc., 0.25%, Open (s) (Purchased on 2/01/17 to be repurchased at $7,436,192, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15% due at 10/01/26, par and fair value of USD 7,950,000 and $7,326,036, respectively)		7,433	7,433,250
Citigroup Global Markets, Inc., 0.55%, Open (s) (Purchased on 3/10/17 to be repurchased at $9,381,267, collateralized by Anadarko Petroleum Corp., 6.60% due at 3/15/46, par and fair value of USD 7,735,000 and $9,357,254, respectively)		9,379	9,378,687
Citigroup Global Markets, Inc., 0.60%, Open (s) (Purchased on 2/06/17 to be repurchased at $9,809,494, collateralized by Hanesbrands, Inc., 4.88% due at 5/15/26, par and fair value of USD 9,900,000 and $9,726,750, respectively)		9,801	9,801,000
Citigroup Global Markets, Inc., 0.60%, Open (s) (Purchased on 3/17/17 to be repurchased at $4,800,880, collateralized by Kansas City Southern, 3.13% due at 6/01/26, par and fair value of USD 5,000,000 and $4,700,055, respectively)		4,800	4,800,000
Citigroup Global Markets, Inc., 0.60%, Open (s) (Purchased on 3/22/17 to be repurchased at $5,066,050, collateralized by Ford Motor Credit Co. LLC, 4.39% due at 1/08/26, par and fair value of USD 4,900,000 and $5,004,659, respectively)		5,065	5,065,375
Citigroup Global Markets, Inc., 0.60%, Open (s) (Purchased on 3/23/17 to be repurchased at $22,219,139, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 21,943,000 and $22,155,979, respectively)		22,217	22,217,287
Citigroup Global Markets, Inc., 0.60%, Open (s) (Purchased on 3/24/17 to be repurchased at $3,068,830, collateralized by LifePoint Health, Inc., 5.50% due at 12/01/21, par and fair value of USD 2,940,000 and $3,050,250, respectively)		3,069	3,068,625
Credit Suisse Securities (USA) LLC, 0.60%, Open (s) (Purchased on 11/15/16 to be repurchased at $2,947,191, collateralized by United Rentals North America, Inc., 5.88% due at 9/15/26, par and fair value of USD 2,890,000 and $3,012,825, respectively)		2,941	2,940,575

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(r)
Deutsche Bank AG, (0.67)%, Open (s) (Purchased on 2/21/17 to be repurchased at EUR 7,897,375, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 7,060,000 and $8,388,730, respectively)	EUR	7,903	$8,430,907
Deutsche Bank AG, (0.60)%, Open (s) (Purchased on 1/31/17 to be repurchased at EUR 25,277,529, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 19,500,000 and $26,389,218, respectively)		25,302	26,992,241
Deutsche Bank AG, 0.09%, Open (s) (Purchased on 11/11/16 to be repurchased at GBP 35,110,249, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/46, par and fair value of GBP 21,941,343 and $45,675,787, respectively)	GBP	35,098	43,974,354
Deutsche Bank Securities, Inc., 0.10%, 4/3/17 (Purchased on 3/31/17 to be repurchased at $192,198,849, collateralized by U.S. Treasury Notes, 1.63% due at 3/15/20, par and fair value of USD 191,479,200 and $192,167,376, respectively)	USD	192,197	192,197,247
Deutsche Bank Securities, Inc., 0.75%, 4/17/17 (Purchased on 3/17/17 to be repurchased at $39,622,486, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 67,399,000 and $40,552,159, respectively)		39,597	39,596,913
Deutsche Bank Securities, Inc., 0.80%, 4/3/17 (Purchased on 3/31/17 to be repurchased at $243,131,095, collateralized by U.S. Treasury Notes, 1.88% due at 3/31/22, par and fair value of USD 244,030,000 and $243,400,889, respectively)		243,115	243,114,887
HSBC Securities (USA), Inc., 0.20%, Open (s) (Purchased on 3/29/17 to be repurchased at $150,377,506, collateralized by U.S. Treasury Notes, 1.63% due at 3/15/20, par and fair value of USD 150,000,000 and $150,539,100, respectively)		150,375	150,375,000
J.P. Morgan Securities PLC, (2.00)%, Open (s) (Purchased on 3/01/17 to be repurchased at EUR 31,044,064, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 27,600,000 and $32,794,470, respectively)	EUR	31,094	33,171,350
J.P. Morgan Securities PLC, (2.00)%, Open (s) (Purchased on 3/29/17 to be repurchased at EUR 5,511,704, collateralized by Republic of France, 2.25% due at 10/25/22, par and fair value of EUR 4,900,000 and $5,822,207, respectively)		5,512	5,880,230
J.P. Morgan Securities PLC, (1.60)%, Open (s) (Purchased on 3/21/17 to be repurchased at EUR 72,447,919, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 62,100,000 and $75,976,407, respectively)		72,477	77,318,601
J.P. Morgan Securities PLC, (1.30)%, Open (s) (Purchased on 2/23/17 to be repurchased at EUR 1,049,748, collateralized by Jaguar Land Rover Automotive PLC, 2.20% due at 1/15/24, par and fair value of EUR 1,000,000 and $1,055,602, respectively)		1,051	1,121,332

BLACKROCK FUNDS II	MARCH 31, 2017	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(r)
J.P. Morgan Securities PLC, (1.20)%, Open (s) (Purchased on 12/12/16 to be repurchased at EUR 8,558,652, collateralized by Portugal Obrigacoes do Tesouro OT, 2.88% due at 7/21/26, par and fair value of EUR 8,260,000 and $8,282,338, respectively)	EUR	8,589	$9,163,079
J.P. Morgan Securities PLC, (1.10)%, Open (s) (Purchased on 1/31/17 to be repurchased at EUR 447,000, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 400,000 and $452,655, respectively)		448	477,693
J.P. Morgan Securities PLC, (0.25)%, Open (s) (Purchased on 2/01/17 to be repurchased at $1,886,058, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (j), par and fair value of USD 1,700,000 and $1,789,944, respectively)	USD	1,887	1,886,805
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.75%, 4/03/17 (Purchased on 3/30/17 to be repurchased at $14,363,648, collateralized by U.S. Treasury Inflation Indexed Bonds, 0.88% due at 2/15/47, par and fair value of USD 14,684,680 and $14,463,700, respectively)		14,363	14,362,750
RBC Capital Markets, LLC, 0.50%, Open (s) (Purchased on 1/11/17 to be repurchased at $10,368,724, collateralized by Rio Tinto Finance USA Ltd., 3.75% due at 6/15/25, par and fair value of USD 9,959,000 and $10,353,028, respectively)		10,357	10,357,360
RBC Capital Markets, LLC, 0.65%, Open (s) (Purchased on 1/30/17 to be repurchased at $10,310,972, collateralized by Kansas City Southern, 4.95% due at 8/15/45, par and fair value of USD 10,000,000 and $10,061,130, respectively)		10,300	10,300,000
RBC Capital Markets, LLC, 0.65%, Open (s) (Purchased on 2/16/17 to be repurchased at $3,802,676, collateralized by Netflix, Inc., 4.38% due at 11/15/26, par and fair value of USD 3,800,000 and $3,733,500, respectively)		3,800	3,800,000
RBC Capital Markets, LLC, 0.65%, Open (s) (Purchased on 3/07/17 to be repurchased at $12,033,495, collateralized by Valeant Pharmaceuticals International, Inc., 6.13% due at 4/15/25, par and fair value of USD 14,850,000 and $11,434,500, respectively)		12,029	12,028,500

			1,869,366,955

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (t)		852,843,681	852,843,681
Total Money Market Funds — 3.1%			852,843,681
Total Short-Term Securities (Cost — $2,722,724,278) — 9.8%			2,722,210,636

Options Purchased			Value
(Cost — $249,376,947) — 0.8%			$232,248,886
Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short (Cost — $50,088,810,191*) — 180.7%			50,146,818,047

Options Written			Value
(Premiums Received — $148,449,985) — (0.6)%			(172,806,729)

TBA Sale Commitments (o)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32	USD	13,615	(13,621,383)
3.50%, 4/01/32-4/01/47		7,028,591	(7,191,637,221)
3.00%, 4/01/47		3,982,973	(3,948,121,986)
4.00%, 4/01/47		4,729,224	(4,960,512,375)
4.50%, 4/01/47		435,313	(466,725,860)
Freddie Mac Mortgage-Backed Securities:
3.50%, 4/01/47		914,714	(935,437,943)
4.00%, 4/01/47		2,814,597	(2,952,248,244)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 4/01/47		174,091	(185,923,756)
3.00%, 4/15/47		26,511	(26,742,971)
3.50%, 4/15/47		694,900	(720,524,438)
Total TBA Sale Commitments (Proceeds — $21,303,717,273) — (77.1)%			(21,401,496,177)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.4)%
Ally Financial, Inc., 5.13%, 9/30/24		1,970	(2,026,638)
Anadarko Petroleum Corp., 6.60%, 3/15/46		7,735	(9,357,254)
Bank of Communications Co. Ltd., 5.00% (b)(j)		1,700	(1,743,010)
Barclays Bank PLC, 7.63%, 11/21/22		813	(889,178)
Ford Motor Credit Co. LLC, 4.39%, 1/08/26		4,900	(5,004,659)
Hanesbrands, Inc., 4.88%, 5/15/26 (a)		9,900	(9,726,750)
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24	EUR	1,000	(1,055,602)
Kansas City Southern:
3.13%, 6/01/26	USD	5,000	(4,700,055)
4.95%, 8/15/45		10,000	(10,061,130)
LifePoint Health, Inc., 5.50%, 12/01/21		2,940	(3,050,250)
Netflix, Inc., 4.38%, 11/15/26 (a)		3,800	(3,733,500)
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25		9,959	(10,353,028)
Seagate HDD Cayman, 4.75%, 6/01/23		5,375	(5,401,875)
Shell International Finance BV, 3.25%, 5/11/25		21,943	(22,155,979)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	400	(452,655)

42	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	10,905	$(10,049,110)
United Rentals North America, Inc., 5.88%, 9/15/26		2,890	(3,012,825)
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (a)		14,850	(11,434,500)

			(114,207,998)
Foreign Agency Obligations — (0.0)%
Industrial & Commercial Bank of China Ltd., 6.00% (b)(j)		1,700	(1,789,944)
Foreign Government Obligations — (1.7)%
Kingdom of Spain, 5.40%, 1/31/23	EUR	34,000	(46,011,970)
Portugal Obrigacoes do Tesouro OT:
4.45%, 6/15/18		9,800	(11,026,542)
4.75%, 6/14/19		9,800	(11,399,492)
2.88%, 7/21/26		23,985	(24,049,864)
Republic of France:
3.00%, 4/25/22		62,100	(75,976,407)
2.25%, 10/25/22		50,360	(59,838,025)
6.00%, 10/25/25		100,000	(153,538,586)
United Kingdom Gilt Inflation Linked Bonds, 0.13%, 3/22/46	GBP	37,265	(77,575,928)

			(459,416,814)
U.S. Treasury Obligations — (4.0)%
U.S. Treasury Inflation Indexed Bonds, 0.88%, 2/15/47	USD	14,685	(14,463,700)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.63%, 3/15/20	USD	816,479	$(819,413,626)
1.88%, 3/31/22		244,030	(243,400,889)
U.S. Treasury Strips, 0.00%, 2/15/36 (d)		67,399	(40,552,159)

			(1,117,830,374)
Total Borrowed Bonds (Proceeds — $1,698,477,712) — (6.1)%			(1,693,245,130)

Investments Sold Short		Par (000)	Value
Corporate Bonds — (0.1)%
Ford Motor Credit Co. LLC, 4.39%,1/08/26		7,900	(8,068,736)
Total Investments Sold Short (Proceeds — $8,051,601) — (0.1)%			(8,068,736)
Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 96.8%			26,871,201,275
Other Assets Less Liabilities — 3.2%			878,460,154

Net Assets — 100.0%			$27,749,661,429

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$50,148,438,398

Gross unrealized appreciation	$492,891,370
Gross unrealized depreciation	(494,511,721)

Net unrealized depreciation	$(1,620,351)

BLACKROCK FUNDS II	MARCH 31, 2017	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Amount is less than $500.

(f)	Non-income producing security.

(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $17,341 andanoriginalcostof $17,341 which was less than 0.1% of its net assets.

(i)	Convertible security.

(j)	Perpetual security with no stated maturity date.

(k)	Issuer filed for bankruptcy and/or is in default.

(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(n)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	445,688,404	407,155,277	[1]	—	852,843,681	$852,843,681	$552,550	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,304,206	1,042,693		(4,279,153)	2,067,746	181,506,744	2,948,888	$3,820,291	$(1,076,255)
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,106,180	58,716		(58,716)	1,106,180	125,772,666	977,266	8,489	3,849,506
iShares MSCI Emerging Markets ETF	—	1,134,466		—	1,134,466	44,686,616	—	—	25,294
iShares Short Maturity Bond ETF	996,000	—		—	996,000	50,049,000	111,582	—	69,720
						$1,254,858,707	$4,590,286	$3,828,780	$2,868,265

[1]	Represents net shares purchased.
(o)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Amherst Pierpont Securities LLC	$(82,229,909)	$(992,033)
Barclays Capital, Inc.	$(787,025,509)	$2,082,170
BNP Paribas Securities Corp.	$58,380,149	$(575,743)
Citigroup Global Markets, Inc.	$(473,027,441)	$568,357
Credit Suisse Securities (USA) LLC	$1,930,797,122	$12,961,914
Daiwa Capital Markets America, Inc.	$40,404,179	$212,929
Deutsche Bank Securities, Inc.	$291,936,472	$267,505
Goldman Sachs & Co.	$(486,731,836)	$(10,305,122)
J.P. Morgan Securities LLC	$(973,100,633)	$(3,273,295)
Jefferies LLC	$224,687,901	$1,386,339
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$160,914,603	$6,344,562
Mizuho Securities USA, Inc.	$277,128,153	$2,200,576
Morgan Stanley & Co. LLC	$(313,596,208)	$(4,081,253)
Nomura Securities International, Inc.	$178,042,694	$503,497
RBC Capital Markets, LLC	$(747,023,481)	$(6,299,469)

(p)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(q)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds. (r) Certain agreements have no stated maturity and can be terminated by either party at any time.

(s)	The amount to be repurchased assumes the maturity will be the day after the period end.

(t)	Current yield as of period end.

44	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
						Foreign Government
Barclays Bank PLC	(0.65%)	2/24/17	4/03/17	$127,478,168	$127,402,212	Obligations	Overnight
Deutsche Bank Securities, Inc.	0.90%	3/17/17	4/17/17	38,442,250	38,456,666	U.S. Treasury Obligations	Up to 30 Days
RBC Europe Ltd.	(8.00%)	3/23/17	Open	224,840	224,440	Corporate Bonds	Open/Demand	[1]
RBC Europe Ltd.	(6.00%)	3/23/17	Open	966,812	965,523	Corporate Bonds	Open/Demand	[1]
						Foreign Government
Citigroup Global Markets Limited	(0.55%)	3/30/17	5/10/17	128,087,500	128,087,500	Obligations	31-90 Days
Total				$295,199,570	$295,136,341

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(50)	Hang Seng China Enterprises Index	April 2017	USD	3,309,528	$15,577
(52)	Hang Seng Index	April 2017	USD	8,073,165	25,200
(147)	CBOE Volatility Index	May 2017	USD	1,995,525	138,978
	Euro-Bund 8.5 to 10.5-Year Bond
	Futures Put Options, Strike Price EUR
3,005	163	May 2017	USD	609,091	(1,886,294)
1,363	VSTOXX Mini	May 2017	USD	2,675,457	(197,053)
(259)	Canadian Government Bonds (10 Year)	June 2017	USD	26,744,279	(175,768)
3,297	Euro Dollar	June 2017	USD	813,617,175	392,124
540	Euro STOXX 50 Index	June 2017	USD	19,736,286	473,502
(162)	Euro STOXX Banks Index	June 2017	USD	1,517,378	(12,217)
(2,586)	Euro-Bobl	June 2017	USD	363,603,661	160,258
(3,490)	Euro-BTP Italian Government Bond	June 2017	USD	486,577,589	(3,225,337)
(6,609)	Euro-Bund	June 2017	USD	1,138,092,108	(646,543)
(259)	Euro-Buxl	June 2017	USD	46,573,471	(597,014)
(3,602)	Euro-OAT	June 2017	USD	565,019,608	(878,465)
(444)	Euro-Schatz	June 2017	USD	53,166,037	55,222
142	FTSE/MIB Index	June 2017	USD	15,187,235	713,028
(831)	Long Gilt British	June 2017	USD	132,830,862	(1,138,671)
(1,663)	NASDAQ 100 E-Mini Index	June 2017	USD	180,884,510	(127,226)
56	Nikkei 225 Index	June 2017	USD	9,511,902	(164,681)
175	Nikkei 225 Index	June 2017	USD	16,638,125	(312,701)
635	Russell 2000 Mini Index	June 2017	USD	43,954,700	158,583
(2,547)	S&P 500 E-Mini Index	June 2017	USD	300,444,120	(1,489,694)
(4,251)	U.S. Treasury Bonds (30 Year)	June 2017	USD	641,236,781	2,186,870
(44,202)	U.S. Treasury Notes (10 Year)	June 2017	USD	5,505,911,625	(17,560,505)
(28,500)	U.S. Treasury Notes (2 Year)	June 2017	USD	6,168,914,091	(3,174,318)
(9,075)	U.S. Treasury Notes (5 Year)	June 2017	USD	1,068,368,559	(6,751,505)
(211)	U.S. Ultra Treasury Bonds	June 2017	USD	33,891,875	55,095
(942)	U.S. Ultra Treasury Bonds (10 Year)	June 2017	USD	126,124,969	(200,275)
(15)	WTI Light Sweet Crude Oil[1]	June 2017	USD	766,050	(42,150)
509	WTI Light Sweet Crude Oil[1]	September 2017	USD	26,386,560	1,394,660
1,980	Euro Dollar	December 2017	USD	487,327,500	368,557
(2,196)	Euro Dollar	June 2018	USD	539,227,800	(566,530)
(1,320)	Euro Dollar	December 2018	USD	323,367,000	(55,420)

BLACKROCK FUNDS II	MARCH 31, 2017	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(4,180)	Euro Dollar	March 2019	USD	1,023,211,750	$ (1,135,935)
(1,650)	Euro Dollar	December 2019	USD	402,950,625	(128,915)
Total					$(34,329,563)

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	6,887,950	USD	5,146,629	Bank of America N.A.	4/03/17	$ 33,093
CAD	12,860,116	USD	9,599,000	Barclays Bank PLC	4/03/17	71,776
CAD	1,322,368	USD	993,000	Deutsche Bank AG	4/03/17	1,418
CAD	2,884,499	USD	2,156,000	Nomura International PLC	4/03/17	13,136
MXN	33,259,970	USD	1,762,000	Barclays Bank PLC	4/03/17	13,669
MXN	96,458,228	USD	5,113,000	Barclays Bank PLC	4/03/17	36,671
MXN	19,687,976	USD	1,031,000	Citibank N.A.	4/03/17	20,093
MXN	51,117,900	USD	2,711,000	Citibank N.A.	4/03/17	18,061
MXN	39,840,349	USD	2,096,000	Deutsche Bank AG	4/03/17	30,980
MXN	43,757,132	USD	2,296,542	Goldman Sachs International	4/03/17	39,546
MXN	43,983,467	USD	2,327,000	Goldman Sachs International	4/03/17	21,171
MXN	15,710,303	USD	824,458	Société Générale	4/03/17	14,277
USD	4,197,629	CAD	5,587,506	BNP Paribas S.A.	4/03/17	(4,162)
USD	1,280,000	CAD	1,706,366	Goldman Sachs International	4/03/17	(3,183)
USD	6,138,000	CAD	8,170,764	Royal Bank of Canada	4/03/17	(6,395)
USD	6,279,000	CAD	8,381,975	Royal Bank of Canada	4/03/17	(24,225)
USD	4,938,054	EUR	4,600,600	HSBC Bank PLC	4/03/17	29,460
BRL	43,436,432	USD	13,593,000	BNP Paribas S.A.	4/04/17	269,131
BRL	33,021,875	USD	10,567,000	Goldman Sachs International	4/04/17	(28,530)
BRL	39,486,156	USD	12,468,000	Goldman Sachs International	4/04/17	133,455
BRL	53,217,354	USD	17,076,000	Goldman Sachs International	4/04/17	(92,425)
BRL	59,229,234	USD	18,702,000	Goldman Sachs International	4/04/17	200,183
BRL	42,941,605	USD	13,730,000	Royal Bank of Scotland PLC	4/04/17	(25,787)
EUR	6,588,629	USD	7,044,000	Barclays Bank PLC	4/04/17	(13,970)
GBP	5,710,482	USD	7,128,999	Northern Trust Corp.	4/04/17	26,322
HUF	2,032,442,653	USD	7,044,000	Goldman Sachs International	4/04/17	(17,431)
JPY	784,910,102	USD	7,044,000	Royal Bank of Canada	4/04/17	7,446
RUB	82,844,360	USD	1,434,000	Citibank N.A.	4/04/17	36,667
RUB	221,368,772	USD	3,800,000	Citibank N.A.	4/04/17	129,774
RUB	111,734,127	USD	1,895,000	Deutsche Bank AG	4/04/17	88,522
SEK	62,891,290	USD	7,044,000	Standard Chartered Bank	4/04/17	(24,087)
TRY	5,137,818	USD	1,414,000	Citibank N.A.	4/04/17	(1,977)
TRY	13,790,247	USD	3,760,000	Citibank N.A.	4/04/17	29,963
TRY	6,850,516	USD	1,870,000	Goldman Sachs International	4/04/17	12,722
USD	12,845,000	BRL	40,037,865	Goldman Sachs International	4/04/17	67,475
USD	13,730,000	BRL	43,709,455	JPMorgan Chase Bank N.A.	4/04/17	(219,262)
USD	13,593,000	BRL	43,599,548	Morgan Stanley & Co. International PLC	4/04/17	(321,187)
USD	14,798,000	BRL	46,187,518	Morgan Stanley & Co. International PLC	4/04/17	57,899
USD	31,170,000	BRL	97,486,513	Royal Bank of Scotland PLC	4/04/17	58,541

46	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,414,000	EUR	1,310,536	Goldman Sachs International	4/04/17	$ 15,666
USD	3,760,000	EUR	3,561,966	Goldman Sachs International	4/04/17	(40,598)
USD	1,870,000	EUR	1,758,523	State Street Bank and Trust Co.	4/04/17	(6,334)
USD	1,434,000	GBP	1,147,036	Citibank N.A.	4/04/17	(3,254)
USD	1,895,000	GBP	1,523,614	Goldman Sachs International	4/04/17	(14,112)
USD	3,800,000	GBP	3,044,344	State Street Bank and Trust Co.	4/04/17	(14,610)
USD	3,760,000	HUF	1,094,064,496	Barclays Bank PLC	4/04/17	(22,404)
USD	1,414,000	HUF	405,019,090	Citibank N.A.	4/04/17	13,766
USD	1,870,000	HUF	542,454,462	Citibank N.A.	4/04/17	(5,376)
USD	3,760,000	JPY	426,488,076	JPMorgan Chase Bank N.A.	4/04/17	(71,468)
USD	1,870,000	JPY	209,061,979	Morgan Stanley & Co. International PLC	4/04/17	(8,163)
USD	1,414,000	JPY	156,643,485	Royal Bank of Canada	4/04/17	6,752
USD	7,129,000	RUB	400,125,434	BNP Paribas S.A.	4/04/17	25,908
USD	1,414,000	SEK	12,457,826	Barclays Bank PLC	4/04/17	23,460
USD	3,760,000	SEK	33,716,758	Barclays Bank PLC	4/04/17	(3,458)
USD	1,870,000	SEK	16,818,320	Royal Bank of Canada	4/04/17	(7,258)
USD	7,044,000	TRY	25,624,353	Citibank N.A.	4/04/17	1,679
USD	7,044,000	ZAR	91,043,911	Standard Chartered Bank	4/04/17	262,605
ZAR	17,692,700	USD	1,414,000	Barclays Bank PLC	4/04/17	(96,161)
ZAR	24,622,058	USD	1,870,000	Morgan Stanley & Co. International PLC	4/04/17	(36,029)
ZAR	49,752,286	USD	3,760,000	TD Securities, Inc.	4/04/17	(54,207)
BRL	4,404,610	USD	1,414,000	Royal Bank of Scotland PLC	4/05/17	(8,651)
BRL	5,888,630	USD	1,870,000	Royal Bank of Scotland PLC	4/05/17	8,845
BRL	11,765,040	USD	3,760,000	State Street Bank and Trust Co.	4/05/17	(6,208)
CNY	19,312,000	USD	2,803,350	HSBC Bank PLC	4/05/17	(2,054)
CNY	19,312,000	USD	2,814,176	HSBC Bank PLC	4/05/17	(12,879)
COP	4,141,606,000	USD	1,414,000	BNP Paribas S.A.	4/05/17	25,567
COP	10,975,440,000	USD	3,760,000	Citibank N.A.	4/05/17	54,917
COP	5,494,060,000	USD	1,870,000	Royal Bank of Scotland PLC	4/05/17	39,662
EUR	26,344,000	USD	27,809,908	Citibank N.A.	4/05/17	300,254
MXN	380,789,032	USD	18,541,000	Citibank N.A.	4/05/17	1,782,110
USD	122,758,285	CAD	162,544,000	HSBC Bank PLC	4/05/17	522,004
USD	1,090,454	CAD	1,470,000	Northern Trust Corp.	4/05/17	(15,014)
USD	2,801,886	CNY	19,312,000	HSBC Bank PLC	4/05/17	589
USD	2,803,350	CNY	19,312,000	HSBC Bank PLC	4/05/17	2,054
USD	16,927,559	EUR	15,753,425	Bank of America N.A.	4/05/17	117,989
USD	1,554,545,799	EUR	1,464,294,000	Bank of America N.A.	4/05/17	(7,917,788)
USD	27,852,738	EUR	26,344,000	Citibank N.A.	4/05/17	(257,423)
USD	630,775	EUR	594,000	Goldman Sachs International	4/05/17	(3,048)
USD	7,785,308	EUR	7,246,575	Royal Bank of Scotland PLC	4/05/17	52,906
USD	7,331,170	EUR	6,791,000	The Bank of New York Mellon	4/05/17	84,886
USD	42,857,759	GBP	34,692,108	Bank of America N.A.	4/05/17	(613,006)
USD	542,107,025	GBP	435,968,000	Barclays Bank PLC	4/05/17	(4,180,410)
USD	6,555,979	GBP	5,307,892	Goldman Sachs International	4/05/17	(95,048)
USD	150,985,817	GBP	124,067,000	HSBC Bank PLC	4/05/17	(4,475,692)
USD	21,522,019	GBP	17,554,000	Morgan Stanley & Co. International PLC	4/05/17	(473,930)
USD	2,649,798	GBP	2,156,000	State Street Bank and Trust Co.	4/05/17	(51,767)
USD	5,919,663	GBP	4,848,000	State Street Bank and Trust Co.	4/05/17	(155,099)

BLACKROCK FUNDS II	MARCH 31, 2017	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,286,380	JPY	947,270,000	Morgan Stanley & Co. International PLC	4/05/17	$ (224,015)
USD	3,972,504	MXN	74,814,000	Citibank N.A.	4/05/17	(20,398)
USD	5,297,429	MXN	105,823,022	Deutsche Bank AG	4/05/17	(350,457)
USD	7,946,143	MXN	158,680,293	Royal Bank of Scotland PLC	4/05/17	(522,791)
USD	5,297,429	MXN	105,807,660	UBS AG	4/05/17	(349,637)
USD	28,853,861	NZD	40,116,818	National Australia Bank Ltd.	4/05/17	735,494
USD	759,895	NZD	1,098,000	Northern Trust Corp.	4/05/17	(9,707)
MXN	314,335,929	USD	15,801,000	Barclays Bank PLC	4/06/17	972,842
MXN	246,205,654	USD	11,460,000	Goldman Sachs International	4/06/17	1,678,221
MXN	251,782,113	USD	11,460,000	Goldman Sachs International	4/06/17	1,975,796
USD	8,297,357	MXN	156,085,734	Bank of America N.A.	4/06/17	(31,813)
USD	5,531,571	MXN	104,199,483	Barclays Bank PLC	4/06/17	(28,804)
USD	13,630,500	MXN	270,175,593	Barclays Bank PLC	4/06/17	(786,823)
USD	5,531,571	MXN	104,201,530	BNP Paribas S.A.	4/06/17	(28,913)
USD	11,460,000	MXN	244,040,700	Goldman Sachs International	4/06/17	(1,562,693)
USD	13,630,500	MXN	267,914,293	Goldman Sachs International	4/06/17	(666,154)
USD	5,531,571	MXN	104,085,920	HSBC Bank PLC	4/06/17	(22,744)
USD	5,531,571	MXN	104,158,384	HSBC Bank PLC	4/06/17	(26,610)
USD	5,531,571	MXN	104,240,251	HSBC Bank PLC	4/06/17	(30,979)
USD	2,765,786	MXN	52,031,288	UBS AG	4/06/17	(10,749)
PLN	53,786,611	USD	13,172,500	Barclays Bank PLC	4/07/17	389,447
PLN	8,482,339	USD	2,077,714	Citibank N.A.	4/07/17	61,053
PLN	21,506,240	USD	5,269,000	Deutsche Bank AG	4/07/17	153,660
PLN	2,274,180	USD	556,786	Goldman Sachs International	4/07/17	16,634
USD	21,076,000	PLN	85,982,767	HSBC Bank PLC	4/07/17	(604,000)
ZAR	68,747,150	USD	5,270,000	BNP Paribas S.A.	4/07/17	(152,034)
ZAR	49,763,700	USD	3,780,000	Goldman Sachs International	4/07/17	(75,280)
AUD	23,760,000	JPY	2,059,870,824	Citibank N.A.	4/10/17	(360,457)
AUD	23,760,000	JPY	2,022,028,984	Goldman Sachs International	4/10/17	(20,412)
AUD	23,760,000	JPY	2,023,832,368	Goldman Sachs International	4/10/17	(36,618)
JPY	2,047,629,672	AUD	23,760,000	Citibank N.A.	4/10/17	250,460
JPY	669,770,323	AUD	7,920,000	HSBC Bank PLC	4/10/17	(31,290)
TRY	83,553,807	USD	22,936,000	HSBC Bank PLC	4/10/17	(12,409)
USD	10,014,500	TRY	37,955,921	Goldman Sachs International	4/10/17	(398,981)
PLN	633,973,735	USD	155,789,516	BNP Paribas S.A.	4/11/17	4,056,072
USD	21,140,000	KRW	24,183,103,000	Barclays Bank PLC	4/11/17	(488,071)
USD	1,246,403	PLN	5,074,098	Barclays Bank PLC	4/11/17	(32,944)
USD	108,603,782	PLN	450,173,536	BNP Paribas S.A.	4/11/17	(4,899,743)
USD	42,736,338	PLN	178,726,102	HSBC Bank PLC	4/11/17	(2,326,378)
USD	13,201,923	ZAR	175,128,606	Barclays Bank PLC	4/11/17	173,272
USD	3,696,539	ZAR	49,047,177	BNP Paribas S.A.	4/11/17	47,685
USD	10,561,538	ZAR	140,369,436	Citibank N.A.	4/11/17	118,787
ZAR	362,840,596	USD	27,460,000	Citibank N.A.	4/11/17	(466,560)
ARS	119,071,680	USD	7,332,000	BNP Paribas S.A.	4/12/17	368,177
ARS	118,925,040	USD	7,332,000	Citibank N.A.	4/12/17	358,694
USD	2,199,600	ARS	37,723,140	Citibank N.A.	4/12/17	(239,896)
USD	12,464,400	ARS	214,263,036	Citibank N.A.	4/12/17	(1,391,651)
CLP	5,793,693,285	USD	8,713,500	BNP Paribas S.A.	4/13/17	60,695

48	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	11,892,455,550	USD	17,848,500	Credit Suisse International	4/13/17	$161,899
CLP	6,067,923,750	USD	9,135,000	Royal Bank of Scotland PLC	4/13/17	54,501
JPY	1,502,875,621	USD	13,630,500	Morgan Stanley & Co. International PLC	4/13/17	(124,090)
USD	35,697,000	CLP	23,578,939,410	BNP Paribas S.A.	4/13/17	(11,866)
USD	13,630,500	JPY	1,562,859,499	Deutsche Bank AG	4/13/17	(414,988)
JPY	1,659,281,712	MXN	285,689,000	Bank of America N.A.	4/17/17	(304,794)
MXN	128,887,530	USD	6,896,000	Bank of America N.A.	4/17/17	(29,890)
MXN	27,594,208	USD	1,461,000	Goldman Sachs International	4/17/17	9,002
MXN	336,428,305	USD	17,390,520	JPMorgan Chase Bank N.A.	4/17/17	531,724
USD	18,798,000	ARS	297,948,300	BNP Paribas S.A.	4/17/17	(430,468)
USD	2,102,000	MXN	39,666,619	Citibank N.A.	4/17/17	(11,124)
USD	4,215,884	MXN	80,811,533	Citibank N.A.	4/17/17	(89,117)
USD	13,174,636	MXN	252,484,660	Goldman Sachs International	4/17/17	(275,753)
EUR	22,819,000	USD	24,887,703	Morgan Stanley & Co. International PLC	4/18/17	(524,672)
JPY	1,196,456,085	USD	10,514,000	Citibank N.A.	4/18/17	240,787
USD	2,235,853	JPY	256,250,000	Citibank N.A.	4/18/17	(67,545)
USD	8,447,669	JPY	968,200,000	Royal Bank of Scotland PLC	4/18/17	(255,354)
USD	16,622,000	KRW	19,138,570,800	JPMorgan Chase Bank N.A.	4/18/17	(496,119)
USD	1,510,359	RUB	91,301,174	Barclays Bank PLC	4/18/17	(105,048)
USD	4,739,222	RUB	287,860,342	Barclays Bank PLC	4/18/17	(353,939)
USD	8,939,321	RUB	545,209,215	Barclays Bank PLC	4/18/17	(707,155)
USD	754,179	RUB	45,673,065	Citibank N.A.	4/18/17	(53,922)
USD	1,509,859	RUB	91,301,175	Citibank N.A.	4/18/17	(105,548)
USD	16,210,975	RUB	992,435,859	Citibank N.A.	4/18/17	(1,348,357)
USD	23,842,845	RUB	1,443,743,860	Citibank N.A.	4/18/17	(1,701,554)
USD	6,949,254	RUB	418,894,105	Credit Suisse International	4/18/17	(462,308)
USD	9,000,728	RUB	546,029,159	Credit Suisse International	4/18/17	(660,256)
USD	13,390,923	RUB	814,971,594	Credit Suisse International	4/18/17	(1,028,504)
USD	18,380,536	RUB	1,125,072,604	Credit Suisse International	4/18/17	(1,525,559)
USD	18,403,085	RUB	1,125,072,604	Credit Suisse International	4/18/17	(1,503,010)
USD	18,628,890	RUB	1,130,512,841	Credit Suisse International	4/18/17	(1,373,460)
USD	37,793,001	RUB	2,285,720,688	Credit Suisse International	4/18/17	(2,648,633)
USD	16,357,109	RUB	997,783,669	HSBC Bank PLC	4/18/17	(1,296,842)
USD	17,083,804	RUB	1,033,014,929	HSBC Bank PLC	4/18/17	(1,193,500)
USD	8,949,593	RUB	545,209,215	JPMorgan Chase Bank N.A.	4/18/17	(696,884)
USD	13,737,374	RUB	827,882,842	Morgan Stanley & Co. International PLC	4/18/17	(910,494)
USD	38,108,691	EUR	35,500,223	Goldman Sachs International	4/19/17	204,670
USD	1,887,855	INR	126,288,056	Barclays Bank PLC	4/19/17	(51,828)
USD	46,704,816	INR	3,124,318,685	Barclays Bank PLC	4/19/17	(1,282,201)
USD	1,884,222	INR	126,290,000	Citibank N.A.	4/19/17	(55,490)
USD	46,614,174	INR	3,124,315,000	Citibank N.A.	4/19/17	(1,372,787)
USD	1,855,199	INR	124,405,000	JPMorgan Chase Bank N.A.	4/19/17	(55,562)
USD	45,896,209	INR	3,077,685,000	JPMorgan Chase Bank N.A.	4/19/17	(1,374,553)
JPY	2,211,880,000	USD	20,000,000	Citibank N.A.	4/20/17	(116,086)
KRW	45,939,420,800	USD	40,712,000	JPMorgan Chase Bank N.A.	4/20/17	378,716
TRY	308,940,501	USD	81,889,000	Barclays Bank PLC	4/20/17	2,629,138
USD	15,000,000	JPY	1,661,985,000	BNP Paribas S.A.	4/20/17	59,421
USD	20,000,000	JPY	2,202,810,000	Deutsche Bank AG	4/20/17	197,621

BLACKROCK FUNDS II	MARCH 31, 2017	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,712,000	KRW	45,943,492,000	HSBC Bank PLC	4/20/17	$(382,358)
USD	81,889,000	TRY	298,681,939	Citibank N.A.	4/20/17	177,340
CLP	8,805,962,250	USD	13,257,000	Barclays Bank PLC	4/24/17	71,655
MXN	424,349,800	USD	21,070,000	Barclays Bank PLC	4/24/17	1,511,587
MXN	202,981,860	USD	10,605,778	Citibank N.A.	4/24/17	195,812
MXN	253,755,032	USD	13,257,222	Goldman Sachs International	4/24/17	246,240
MXN	103,367,178	USD	5,271,200	Nomura International PLC	4/24/17	229,439
MXN	620,203,067	USD	31,627,200	Nomura International PLC	4/24/17	1,376,632
USD	25,000,000	JPY	2,777,186,000	State Street Bank and Trust Co.	4/24/17	30,156
USD	5,800,000	MXN	114,964,277	Goldman Sachs International	4/24/17	(317,773)
USD	17,387,360	MXN	344,669,637	JPMorgan Chase Bank N.A.	4/24/17	(954,083)
USD	5,454,400	ZAR	72,933,668	Deutsche Bank AG	4/24/17	40,681
ZAR	6,665,292	USD	511,217	Bank of America N.A.	4/24/17	(16,465)
ZAR	74,051,734	USD	5,680,184	Citibank N.A.	4/24/17	(183,473)
MXN	271,576,800	USD	14,256,000	Goldman Sachs International	4/27/17	189,152
USD	14,256,000	JPY	1,581,529,276	Goldman Sachs International	4/27/17	34,644
CLP	8,778,120,000	USD	13,240,000	Barclays Bank PLC	4/28/17	43,819
USD	53,461,780	BRL	170,807,709	Barclays Bank PLC	5/03/17	(687,682)
USD	9,961,500	BRL	31,528,148	UBS AG	5/03/17	(33,554)
USD	27,600,065	TRY	101,440,283	Deutsche Bank AG	5/03/17	(46,343)
AUD	7,610,000	NZD	8,273,973	Goldman Sachs International	5/04/17	15,541
USD	121,339,465	CAD	161,754,000	Westpac Banking Corp.	5/04/17	(353,484)
USD	2,804,327	CNY	19,312,000	HSBC Bank PLC	5/04/17	8,078
USD	1,606,411,875	EUR	1,500,786,439	Morgan Stanley & Co. International PLC	5/04/17	2,895,862
USD	774,499,316	GBP	620,667,000	Morgan Stanley & Co. International PLC	5/04/17	(3,757,025)
USD	28,555,192	NZD	40,935,000	Australia & New Zealand Bank Group	5/04/17	(115,044)
USD	3,808,408	ZAR	49,691,000	Barclays Bank PLC	5/04/17	126,462
AUD	7,630,000	NZD	8,244,215	UBS AG	5/08/17	51,855
USD	8,525,546	JPY	947,270,000	Citibank N.A.	5/08/17	4,139
USD	5,164,076	JPY	574,645,000	State Street Bank and Trust Co.	5/08/17	(5,288)
USD	2,225,000	MXN	43,878,113	Bank of America N.A.	5/08/17	(104,721)
USD	11,865,000	MXN	227,196,953	Bank of America N.A.	5/08/17	(198,087)
EUR	5,077,889	GBP	4,278,289	BNP Paribas S.A.	5/10/17	61,763
EUR	18,661,262	GBP	16,114,000	Citibank N.A.	5/10/17	(263,703)
EUR	1,331,019	GBP	1,121,711	UBS AG	5/10/17	15,834
EUR	3,220,000	USD	3,495,275	Royal Bank of Scotland PLC	5/10/17	(53,843)
GBP	1,065,503	EUR	1,248,467	Barclays Bank PLC	5/10/17	1,905
GBP	4,334,497	EUR	5,078,967	BNP Paribas S.A.	5/10/17	7,573
MXN	133,900,000	USD	6,659,207	Barclays Bank PLC	5/10/17	447,911
USD	6,305,704	EUR	5,910,000	Northern Trust Corp.	5/10/17	(10,713)
USD	3,380,000	EUR	3,113,804	Royal Bank of Scotland PLC	5/10/17	52,067
USD	6,739,573	GBP	5,490,000	Barclays Bank PLC	5/10/17	(145,330)
USD	16,978,841	GBP	13,510,000	Royal Bank of Scotland PLC	5/10/17	36,210
USD	6,661,360	MXN	133,900,000	Citibank N.A.	5/10/17	(445,758)
ARS	149,538,090	USD	9,399,000	BNP Paribas S.A.	5/11/17	146,695
USD	9,399,000	ARS	160,722,900	BNP Paribas S.A.	5/11/17	(860,673)
AUD	11,300,000	USD	8,506,923	Westpac Banking Corp.	5/17/17	118,836
EUR	4,512,962	GBP	3,802,924	BNP Paribas S.A.	5/17/17	55,017

50	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,842,108	GBP	5,859,000	Goldman Sachs International	5/17/17	$(33,715)
EUR	1,182,933	GBP	997,076	UBS AG	5/17/17	14,098
GBP	947,114	EUR	1,109,568	Barclays Bank PLC	5/17/17	1,673
GBP	3,852,886	EUR	4,513,897	BNP Paribas S.A.	5/17/17	6,650
USD	2,970,000	EUR	2,776,988	Citibank N.A.	5/17/17	1,016
USD	4,877,387	EUR	4,560,419	Citibank N.A.	5/17/17	1,669
USD	10,138,899	EUR	9,480,000	Citibank N.A.	5/17/17	3,470
USD	26,873,075	GBP	21,513,261	Citibank N.A.	5/17/17	(110,750)
CNH	95,623,938	USD	13,685,000	Bank of America N.A.	5/19/17	175,214
USD	13,685,000	CNH	95,743,640	HSBC Bank PLC	5/19/17	(192,565)
USD	62,941,012	MXN	1,304,861,588	Royal Bank of Scotland PLC	5/23/17	(6,170,263)
USD	8,522,000	ZAR	111,031,536	HSBC Bank PLC	5/23/17	323,480
ZAR	102,399,998	USD	7,785,000	JPMorgan Chase Bank N.A.	5/23/17	(223,829)
AUD	15,050,000	USD	11,397,019	Citibank N.A.	6/01/17	87,934
BRL	77,830,970	USD	24,220,000	BNP Paribas S.A.	6/01/17	280,522
USD	22,600,000	BRL	71,901,900	Royal Bank of Scotland PLC	6/01/17	(34,102)
USD	8,181,343	CNH	57,239,946	Barclays Bank PLC	6/14/17	(99,300)
USD	21,943,390	CNH	153,524,730	Barclays Bank PLC	6/14/17	(266,336)
USD	8,363,889	EUR	7,900,000	Bank of America N.A.	6/14/17	(94,468)
USD	29,006,046	EUR	27,397,275	Bank of America N.A.	6/14/17	(327,617)
USD	24,701,748	HKD	191,632,700	Deutsche Bank AG	6/14/17	3,397
USD	40,769,502	JPY	4,665,335,674	HSBC Bank PLC	6/14/17	(1,261,032)
USD	47,580,034	JPY	5,444,678,500	HSBC Bank PLC	6/14/17	(1,471,686)
USD	5,908,042	JPY	675,415,000	JPMorgan Chase Bank N.A.	6/14/17	(176,848)
USD	9,918,565	KRW	11,481,730,751	JPMorgan Chase Bank N.A.	6/14/17	(357,754)
USD	4,584,099	SGD	6,500,000	HSBC Bank PLC	6/14/17	(65,319)
USD	14,901,865	TWD	461,510,758	BNP Paribas S.A.	6/14/17	(360,744)
JPY	1,665,990,000	USD	15,000,000	Credit Suisse International	6/15/17	9,810
JPY	2,370,828,600	USD	21,000,000	Goldman Sachs International	6/15/17	360,085
USD	8,407,443	INR	565,778,888	Barclays Bank PLC	6/15/17	(215,110)
USD	8,390,055	INR	565,775,000	Citibank N.A.	6/15/17	(232,438)
USD	8,261,711	INR	557,335,000	JPMorgan Chase Bank N.A.	6/15/17	(232,156)
USD	15,000,000	JPY	1,715,730,450	HSBC Bank PLC	6/15/17	(457,949)
USD	21,000,000	JPY	2,403,892,176	Royal Bank of Scotland PLC	6/15/17	(657,973)
USD	1,472,087	KRW	1,704,088,160	JPMorgan Chase Bank N.A.	6/15/17	(53,115)
USD	8,470,210	THB	299,989,411	The Bank of New York Mellon	6/15/17	(254,961)
USD	33,875,687	INR	2,280,612,893	Barclays Bank PLC	6/16/17	(876,597)
USD	4,469,268	RUB	263,159,444	Credit Suisse International	6/16/17	(122,691)
USD	9,881,943	RUB	582,570,194	Credit Suisse International	6/16/17	(283,524)
USD	18,940,954	RUB	1,119,353,576	Credit Suisse International	6/16/17	(591,029)
USD	18,963,256	RUB	1,119,353,577	Credit Suisse International	6/16/17	(568,728)
USD	37,912,457	RUB	2,246,976,569	Credit Suisse International	6/16/17	(1,295,806)
USD	38,329,392	RUB	2,260,188,431	Credit Suisse International	6/16/17	(1,109,410)
USD	506,521	RUB	29,904,981	Goldman Sachs International	6/16/17	(15,302)
USD	3,692,726	RUB	219,421,800	Goldman Sachs International	6/16/17	(136,040)
USD	9,533,226	RUB	562,841,662	Goldman Sachs International	6/16/17	(287,991)
USD	19,272,394	RUB	1,140,299,345	Goldman Sachs International	6/16/17	(625,080)
USD	20,452,772	RUB	1,204,259,206	Goldman Sachs International	6/16/17	(560,759)

BLACKROCK FUNDS II	MARCH 31, 2017	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	582,732,000	USD	144,519,617	Royal Bank of Scotland PLC	6/19/17	$12,136,771
TRY	582,732,000	USD	144,792,530	Royal Bank of Scotland PLC	6/19/17	11,863,859
USD	147,965,370	TRY	582,732,000	Citibank N.A.	6/19/17	(8,691,019)
USD	147,744,033	TRY	582,732,000	Royal Bank of Scotland PLC	6/19/17	(8,912,355)
AUD	13,440,000	NOK	87,132,192	BNP Paribas S.A.	6/21/17	95,630
AUD	5,615,000	USD	4,256,709	BNP Paribas S.A.	6/21/17	26,569
AUD	16,500,000	USD	12,486,045	BNP Paribas S.A.	6/21/17	100,614
AUD	11,300,000	USD	8,493,529	HSBC Bank PLC	6/21/17	126,426
AUD	15,050,000	USD	11,386,303	Northern Trust Corp.	6/21/17	94,255
AUD	5,220,000	USD	3,982,442	Royal Bank of Scotland PLC	6/21/17	(481)
AUD	5,220,000	USD	3,982,442	Royal Bank of Scotland PLC	6/21/17	(481)
BRL	1,185,961	USD	370,000	BNP Paribas S.A.	6/21/17	1,685
BRL	36,705,825	USD	11,570,000	Goldman Sachs International	6/21/17	(66,258)
CAD	14,107,535	EUR	9,790,000	BNP Paribas S.A.	6/21/17	134,879
CAD	43,226	EUR	30,000	Commonwealth Bank of Australia	6/21/17	410
CAD	13,960,189	EUR	9,690,000	UBS AG	6/21/17	131,058
CAD	6,100,000	MXN	90,786,300	Deutsche Bank AG	6/21/17	(195,336)
CAD	15,900,000	MXN	239,207,550	Deutsche Bank AG	6/21/17	(644,569)
CAD	9,750,000	MXN	141,398,673	JPMorgan Chase Bank N.A.	6/21/17	(116,537)
CAD	4,900,000	MXN	71,255,800	Morgan Stanley & Co. International PLC	6/21/17	(68,793)
CAD	12,920,142	USD	9,690,000	Bank of America N.A.	6/21/17	36,792
CAD	14,990,640	USD	11,200,000	BNP Paribas S.A.	6/21/17	85,544
CAD	25,826,383	USD	19,205,000	HSBC Bank PLC	6/21/17	238,118
CHF	7,365,714	USD	7,460,000	Morgan Stanley & Co. International PLC	6/21/17	(69,206)
CHF	14,870,529	USD	14,940,000	UBS AG	6/21/17	(18,838)
EUR	9,710,000	CAD	13,822,768	UBS AG	6/21/17	(6,181)
EUR	9,710,000	CAD	13,895,010	UBS AG	6/21/17	(60,567)
EUR	37,073,000	GBP	32,211,098	State Street Bank and Trust Co.	6/21/17	(731,377)
EUR	9,790,000	JPY	1,188,483,385	Deutsche Bank AG	6/21/17	(224,944)
EUR	25,170,000	JPY	3,064,772,444	HSBC Bank PLC	6/21/17	(661,173)
EUR	25,178,000	JPY	3,065,031,241	HSBC Bank PLC	6/21/17	(654,937)
EUR	26,587,000	JPY	3,187,043,510	HSBC Bank PLC	6/21/17	(245,382)
EUR	27,402,000	JPY	3,350,894,673	HSBC Bank PLC	6/21/17	(849,105)
EUR	27,402,000	JPY	3,351,415,311	HSBC Bank PLC	6/21/17	(853,797)
EUR	27,593,176	JPY	3,389,711,574	HSBC Bank PLC	6/21/17	(994,163)
EUR	28,140,000	JPY	3,445,567,687	HSBC Bank PLC	6/21/17	(911,856)
EUR	28,140,000	JPY	3,445,821,792	HSBC Bank PLC	6/21/17	(914,147)
EUR	28,160,000	JPY	3,411,969,792	HSBC Bank PLC	6/21/17	(587,646)
EUR	28,160,000	JPY	3,412,214,784	HSBC Bank PLC	6/21/17	(589,854)
EUR	28,160,000	JPY	3,432,619,520	HSBC Bank PLC	6/21/17	(773,745)
EUR	40,745,000	JPY	4,937,248,890	HSBC Bank PLC	6/21/17	(854,183)
EUR	75,088,509	JPY	9,056,807,271	HSBC Bank PLC	6/21/17	(1,195,708)
EUR	10,080,000	JPY	1,223,799,696	JPMorgan Chase Bank N.A.	6/21/17	(232,608)
EUR	4,135,000	RUB	260,428,503	JPMorgan Chase Bank N.A.	6/21/17	(110,755)
EUR	7,565,000	RUB	474,079,638	JPMorgan Chase Bank N.A.	6/21/17	(161,220)
EUR	17,940,000	RUB	1,146,814,500	JPMorgan Chase Bank N.A.	6/21/17	(775,571)
EUR	24,860,000	SEK	236,110,038	UBS AG	6/21/17	169,422
EUR	12,040,000	USD	12,995,627	Bank of America N.A.	6/21/17	(99,878)

52	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	39,141,000	USD	42,492,254	HSBC Bank PLC	6/21/17	$(569,287)
EUR	59,900,000	USD	64,996,957	Morgan Stanley & Co. International PLC	6/21/17	(839,535)
GBP	22,740,000	USD	27,662,073	Citibank N.A.	6/21/17	886,815
GBP	22,959,000	USD	28,131,132	Citibank N.A.	6/21/17	692,698
GBP	34,809,000	USD	42,665,739	Citibank N.A.	6/21/17	1,035,150
GBP	10,540,000	USD	13,050,575	Royal Bank of Scotland PLC	6/21/17	181,847
GBP	11,300,000	USD	13,768,490	State Street Bank and Trust Co.	6/21/17	418,073
JPY	964,510,232	SEK	75,310,000	Citibank N.A.	6/21/17	253,369
JPY	824,767,156	USD	7,460,000	Deutsche Bank AG	6/21/17	(27,087)
JPY	1,898,449,755	USD	16,570,000	State Street Bank and Trust Co.	6/21/17	539,086
MXN	256,442,944	USD	12,800,000	Bank of America N.A.	6/21/17	723,631
NOK	87,788,467	AUD	13,440,000	JPMorgan Chase Bank N.A.	6/21/17	(19,129)
NOK	21,923,617	AUD	3,355,000	Morgan Stanley & Co. International PLC	6/21/17	(3,708)
NOK	21,991,601	AUD	3,365,000	UBS AG	6/21/17	(3,411)
NOK	43,917,713	AUD	6,720,000	UBS AG	6/21/17	(6,828)
NOK	41,311,580	USD	4,845,000	Goldman Sachs International	6/21/17	(29,415)
NOK	47,790,248	USD	5,605,000	Goldman Sachs International	6/21/17	(34,214)
NOK	116,745,132	USD	13,560,000	JPMorgan Chase Bank N.A.	6/21/17	48,680
NZD	6,645,674	AUD	6,111,111	Bank of America N.A.	6/21/17	(12,967)
NZD	17,229,090	AUD	15,810,000	Bank of America N.A.	6/21/17	(8,276)
NZD	6,646,616	AUD	6,111,111	Deutsche Bank AG	6/21/17	(12,309)
NZD	4,266,174	AUD	3,900,000	Goldman Sachs International	6/21/17	9,230
NZD	3,987,577	AUD	3,666,667	Royal Bank of Canada	6/21/17	(7,660)
NZD	6,646,634	AUD	6,111,111	Royal Bank of Canada	6/21/17	(12,296)
NZD	29,370,000	USD	20,266,498	HSBC Bank PLC	6/21/17	278,298
RUB	758,745,000	EUR	11,700,000	BNP Paribas S.A.	6/21/17	694,459
RUB	404,352,000	EUR	6,240,000	JPMorgan Chase Bank N.A.	6/21/17	364,940
RUB	280,299,600	USD	4,900,000	Société Générale	6/21/17	(13,965)
RUB	627,527,880	USD	10,970,000	Société Générale	6/21/17	(31,265)
SEK	156,011,241	EUR	16,420,000	BNP Paribas S.A.	6/21/17	(105,085)
SEK	237,814,489	EUR	24,860,000	UBS AG	6/21/17	21,572
SEK	75,310,000	JPY	957,965,793	Citibank N.A.	6/21/17	(194,390)
TRY	14,990,000	USD	3,881,710	Deutsche Bank AG	6/21/17	145,951
USD	4,627,404	AUD	6,115,000	Goldman Sachs International	6/21/17	(37,288)
USD	12,213,088	AUD	16,000,000	Royal Bank of Scotland PLC	6/21/17	7,843
USD	8,571,954	AUD	11,300,000	Westpac Banking Corp.	6/21/17	(48,000)
USD	13,560,000	BRL	43,120,800	Citibank N.A.	6/21/17	45,781
USD	18,830,000	CHF	18,907,636	Royal Bank of Scotland PLC	6/21/17	(142,016)
USD	15,050,000	CHF	15,000,109	UBS AG	6/21/17	(1,184)
USD	84,748,151	EUR	79,093,000	Bank of America N.A.	6/21/17	33,576
USD	37,447,604	EUR	35,238,600	Goldman Sachs International	6/21/17	(295,597)
USD	12,949,864	EUR	12,040,000	JPMorgan Chase Bank N.A.	6/21/17	54,115
USD	12,954,767	GBP	10,540,000	Bank of America N.A.	6/21/17	(277,655)
USD	12,952,606	GBP	10,540,000	BNP Paribas S.A.	6/21/17	(279,816)
USD	13,838,850	GBP	11,300,000	JPMorgan Chase Bank N.A.	6/21/17	(347,712)
USD	123,724,355	GBP	101,148,000	State Street Bank and Trust Co.	6/21/17	(3,261,699)
USD	16,570,000	JPY	1,864,887,220	JPMorgan Chase Bank N.A.	6/21/17	(236,615)
USD	11,200,000	KRW	12,535,040,000	JPMorgan Chase Bank N.A.	6/21/17	(19,983)

BLACKROCK FUNDS II	MARCH 31, 2017	53

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,050,000	KRW	17,084,760,000	JPMorgan Chase Bank N.A.	6/21/17	$(242,390)
USD	9,690,000	MXN	186,161,838	Morgan Stanley & Co. International PLC	6/21/17	(127,326)
USD	14,780,000	MXN	287,145,840	Morgan Stanley & Co. International PLC	6/21/17	(362,762)
USD	12,800,000	MXN	253,849,600	Nomura International PLC	6/21/17	(586,870)
USD	10,450,000	NOK	88,218,915	Morgan Stanley & Co. International PLC	6/21/17	166,548
USD	13,560,000	NOK	115,134,839	Morgan Stanley & Co. International PLC	6/21/17	139,028
USD	33,064,490	RUB	2,008,800,000	Barclays Bank PLC	6/21/17	(1,951,852)
USD	2,989,621	RUB	173,685,000	Citibank N.A.	6/21/17	(37,965)
USD	1,493,472	RUB	86,935,000	Credit Suisse International	6/21/17	(21,933)
USD	2,351,130	RUB	136,295,000	Credit Suisse International	6/21/17	(24,693)
USD	2,353,555	RUB	136,365,000	Credit Suisse International	6/21/17	(23,487)
USD	10,970,000	RUB	627,045,200	Deutsche Bank AG	6/21/17	39,679
USD	4,900,000	RUB	296,143,750	JPMorgan Chase Bank N.A.	6/21/17	(262,222)
USD	4,017,496	TRY	14,990,000	Citibank N.A.	6/21/17	(10,165)
USD	7,520,000	ZAR	98,841,684	Bank of America N.A.	6/21/17	258,407
USD	14,940,000	ZAR	195,631,830	Goldman Sachs International	6/21/17	567,534
USD	18,280,000	ZAR	245,813,811	UBS AG	6/21/17	220,819
ZAR	96,018,164	USD	7,455,000	BNP Paribas S.A.	6/21/17	(400,842)
ZAR	169,683,607	USD	12,900,000	Citibank N.A.	6/21/17	(433,870)
ZAR	142,905,384	USD	11,195,000	Goldman Sachs International	6/21/17	(696,183)
ZAR	198,014,760	USD	14,940,000	Goldman Sachs International	6/21/17	(392,467)
TRY	113,628,724	USD	28,901,395	Citibank N.A.	6/28/17	1,573,521
TRY	417,962,360	USD	107,903,023	HSBC Bank PLC	6/28/17	4,193,348
TRY	54,441,239	USD	14,051,890	Royal Bank of Scotland PLC	6/28/17	549,102
USD	148,671,297	TRY	582,732,000	Citibank N.A.	6/28/17	(7,615,844)
USD	860,633	TRY	3,300,323	Goldman Sachs International	6/28/17	(24,504)
MXN	114,807,600	USD	6,000,000	TD Securities, Inc.	6/30/17	46,516
RUB	348,360,000	USD	6,000,000	Société Générale	6/30/17	61,212
TRY	22,295,946	USD	6,000,000	Morgan Stanley & Co. International PLC	6/30/17	(23,561)
USD	7,500,000	CAD	10,008,195	JPMorgan Chase Bank N.A.	6/30/17	(35,613)
USD	7,500,000	EUR	6,878,563	JPMorgan Chase Bank N.A.	6/30/17	129,028
USD	7,500,000	JPY	825,375,000	Goldman Sachs International	6/30/17	58,399
ZAR	78,510,399	USD	6,000,000	BNP Paribas S.A.	6/30/17	(240,984)
BRL	19,191,000	USD	6,000,000	Royal Bank of Scotland PLC	7/05/17	(3,630)
USD	6,154,295	IDR	82,646,023,833	UBS AG	7/14/17	24,080
ARS	118,758,480	USD	7,248,000	BNP Paribas S.A.	7/28/17	60,439
ARS	179,377,380	USD	10,904,400	Citibank N.A.	7/28/17	134,548
USD	18,152,400	ARS	324,020,340	BNP Paribas S.A.	7/28/17	(1,787,927)
RUB	378,723,675	USD	6,105,000	Société Générale	8/07/17	431,981
USD	6,105,000	RUB	379,120,500	Deutsche Bank AG	8/07/17	(438,830)
JPY	22,747,873,715	USD	207,217,431	HSBC Bank PLC	9/15/17	(1,362,645)
JPY	22,747,961,561	USD	206,433,700	HSBC Bank PLC	9/15/17	(578,118)
JPY	11,147,664,724	USD	100,782,605	UBS AG	9/15/17	97,159
USD	240,320,322	JPY	28,321,750,000	Bank of America N.A.	9/15/17	(15,974,744)
USD	242,211,152	JPY	28,321,750,000	Bank of America N.A.	9/15/17	(14,083,914)
USD	7,240,000	JPY	808,260,568	Citibank N.A.	11/14/17	(98,481)
USD	10,800,000	JPY	1,202,137,200	Goldman Sachs International	11/14/17	(114,625)
USD	7,520,000	JPY	833,930,400	HSBC Bank PLC	11/14/17	(51,546)

54	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,860,000	JPY	1,212,894,864	Morgan Stanley & Co. International PLC	11/14/17	$ (152,298)
USD	4,520,000	KRW	5,161,840,000	UBS AG	11/14/17	(112,777)
HKD	513,863,246	USD	64,885,000	Goldman Sachs International	1/19/18	1,486,418
USD	64,885,000	HKD	507,562,913	Goldman Sachs International	1/19/18	(672,656)
USD	16,000,000	INR	1,079,360,000	JPMorgan Chase Bank N.A.	2/20/18	70,119
USD	108,520	EUR	101,300	Citibank N.A.	2/21/18	(1,485)
USD	1,814,359	EUR	1,681,877	Citibank N.A.	2/21/18	(12,048)
USD	2,894,821	EUR	2,692,609	Deutsche Bank AG	2/21/18	(29,172)
USD	2,955,639	EUR	2,749,297	Morgan Stanley & Co. International PLC	2/21/18	(29,914)
TWD	122,936,800	USD	4,060,000	JPMorgan Chase Bank N.A.	3/05/18	59,955
USD	1,720,000	KRW	1,947,900,000	JPMorgan Chase Bank N.A.	3/05/18	(32,615)
Total						$(104,431,301)

Interest Indexed Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
5Y-2Y CMS Index Cap[1]	0.31%	Goldman Sachs International	3/13/18	USD	2,075,600	—	$2,532,232	$(2,532,232)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple Inc.	Call	4/21/17	USD	145.00	1,200	$161,400
EURO STOXX 50 Index	Call	4/21/17	EUR	3,525.00	33,713	8,487,772
Health Care SPDR ETF	Call	4/21/17	USD	77.00	101,979	356,927
Microsoft Corp.	Call	4/21/17	USD	70.00	750	1,500
Oracle Corp.	Call	4/21/17	USD	49.00	2,500	5,000
PowerShares QQQ Trust, Series 1 ETF	Call	4/21/17	USD	133.00	25,038	2,090,673
PowerShares QQQ Trust, Series 1 ETF	Call	4/21/17	USD	130.00	23,272	6,783,788
PowerShares QQQ Trust, Series 1 ETF	Call	4/21/17	USD	135.00	2,750	57,750
SPDR Dow Jones Industrial Average ETF	Call	4/21/17	USD	210.00	525	19,950
SPDR S&P 500 ETF Trust	Call	4/21/17	USD	242.00	84,946	1,231,717
SPDR S&P 500 ETF Trust	Call	4/21/17	USD	235.00	39,934	9,883,665
U.S. Treasury Notes (10 Year)	Call	4/21/17	USD	125.50	1,487	232,344
Alere, Inc.	Call	5/19/17	USD	50.00	450	13,500
Apple Inc.	Call	5/19/17	USD	150.00	750	133,500
EURO STOXX Banks Index	Call	5/19/17	EUR	112.50	976	812,136
iShares 20 Year Treasury Bond ETF	Call	5/19/17	USD	133.00	500	3,250
Microsoft Corp.	Call	5/19/17	USD	70.00	750	24,000
PowerShares QQQ Trust, Series 1 ETF	Call	5/19/17	USD	132.00	36,972	9,390,888
SPDR Dow Jones Industrial Average ETF	Call	5/19/17	USD	220.00	450	2,700
SPDR S&P 500 ETF Trust	Call	5/19/17	USD	242.00	59,925	5,752,800
SPDR S&P Oil & Gas Explore & Production ETF	Call	5/19/17	USD	39.00	21,562	1,703,398
U.S. Treasury Notes (10 Year)	Call	5/26/17	USD	124.50	17,790	16,678,125
EURO STOXX Banks Index	Call	6/16/17	EUR	115.00	1,496	1,017,410
EURO STOXX Banks Index	Call	6/16/17	EUR	120.00	976	484,158

BLACKROCK FUNDS II	MARCH 31, 2017	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
EURO STOXX Banks Index	Call	6/16/17	EUR	122.50	976	$406,068
iShares 20 Year Treasury Bond ETF	Call	6/16/17	USD	133.00	650	7,800
iShares MSCI Emerging Markets Indx ETF	Call	6/16/17	USD	40.00	4,000	346,000
Market Vector Russia ETF Trust	Call	8/18/17	USD	22.00	5,920	446,960
SPDR S&P 500 ETF Trust	Call	1/19/18	USD	280.00	10,059	150,885
SPDR S&P 500 ETF Trust	Call	1/19/18	USD	270.00	4,791	201,222
SPDR S&P 500 ETF Trust	Call	6/15/18	USD	300.00	5,045	50,450
SPDR S&P 500 ETF Trust	Call	1/18/19	USD	310.00	4,801	144,030
SPDR S&P 500 ETF Trust	Call	12/20/19	USD	350.00	4,805	120,125
CONSOL Energy, Inc.	Put	4/21/17	USD	14.00	750	12,000
EURO STOXX 50 Index	Put	4/21/17	EUR	3,375.00	3,611	300,474
EURO STOXX 50 Index	Put	4/21/17	EUR	3,400.00	668	78,389
EURO STOXX 50 Index	Put	4/21/17	EUR	3,450.00	558	129,770
EURO STOXX Banks Index	Put	4/21/17	EUR	115.00	1,818	19,394
Express Scripts Holding Co.	Put	4/21/17	USD	65.00	500	50,500
Freeport-McMoRan, Inc.	Put	4/21/17	USD	12.00	950	10,925
iShares iBoxx $ High Yield Corporate Bond ETF	Put	4/21/17	USD	86.00	1,100	14,850
iShares iBoxx $ High Yield Corporate Bond ETF	Put	4/21/17	USD	87.00	500	17,000
iShares Russell 2000 Index ETF	Put	4/21/17	USD	135.00	1,300	120,250
iShares Russell 2000 Index ETF	Put	4/21/17	USD	134.00	350	25,200
Micron Technology, Inc.	Put	4/21/17	USD	24.00	750	1,875
Micron Technology, Inc.	Put	4/21/17	USD	19.00	700	1,050
Netflix, Inc.	Put	4/21/17	USD	130.00	200	22,000
PowerShares QQQ Trust, Series 1 ETF	Put	4/21/17	USD	129.00	500	16,000
S&P 500 Index	Put	4/21/17	USD	2,345.00	87	110,925
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	228.00	24,150	1,014,300
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	235.00	6,342	992,523
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	233.00	350	36,225
U.S. Treasury Notes (10 Year)	Put	4/21/17	USD	122.50	9,622	451,031
Western Digital Corp.	Put	4/21/17	USD	67.50	350	1,400
Western Digital Corp.	Put	4/21/17	USD	45.00	250	1,125
Alere, Inc.	Put	5/19/17	USD	30.00	127	16,510
CenturyLink, Inc.	Put	5/19/17	USD	22.00	850	25,500
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	86.00	1,500	87,750
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	84.00	1,500	33,750
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/19/17	USD	85.00	500	17,750
iShares Russell 2000 Index ETF	Put	5/19/17	USD	133.00	850	130,900
iShares Russell 2000 Index ETF	Put	5/19/17	USD	135.00	500	103,750
SPDR S&P 500 ETF Trust	Put	5/19/17	USD	232.00	350	222,075
Transdigm Group, Inc.	Put	5/19/17	USD	180.00	50	16,000
Valeant Pharmaceuticals International, Inc.	Put	5/19/17	USD	9.00	750	21,375
Western Digital Corp.	Put	5/19/17	USD	70.00	500	44,500
Freeport-McMoRan, Inc.	Put	6/16/17	USD	11.00	1,150	30,475
Industrial Select Sector SPDR Fund	Put	6/16/17	USD	59.00	1,000	29,000
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/16/17	USD	82.00	500	10,500
iShares iBoxx $ Investment Grade Corp. Bond Fund	Put	6/16/17	USD	112.00	500	7,500
S&P 500 Index	Put	6/16/17	USD	2,365.00	549	2,659,905
SPDR S&P Oil & Gas Explore & Production ETF	Put	6/16/17	USD	34.00	2,541	196,928
Motorola Solutions, Inc.	Put	7/21/17	USD	60.00	500	7,500
Total						$74,290,765

56	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Down-and-In	Deutsche Bank AG	4/06/17	JPY	120.00			EUR	12,500	—	$1
USD Currency	Call	One-Touch	Goldman Sachs International	4/07/17	JPY	140.00	JPY	140.00	USD	31,050	—	3
USD Currency	Call	One-Touch	Goldman Sachs International	4/07/17	JPY	130.00	JPY	130.00	USD	17,470	—	2
EUR Currency	Call	Down-and-Out	Deutsche Bank AG	4/20/17	JPY	120.00			EUR	225	—	27,145
S&P 500 Index	Call	One-Touch	Goldman Sachs International	4/21/17	USD	2,350.00				—	9,727,380	1,746,021
USD Currency	Call	One-Touch	Citibank N.A.	4/27/17	CAD	1.40	CAD	1.40	USD	7,260	—	37,804
EUR Currency	Call	Under-and-In	Deutsche Bank AG	6/15/17	ELL	1.07			USD	1,500	—	32,487
EURO STOXX 50 Index	Call	One-Touch	Goldman Sachs International	6/16/17	USD	0.00				—	9,715,000	1,530,108
USD Currency	Call	One-Touch	Citibank N.A.	11/10/17	JPY	125.00	JPY	125.00	USD	16,200	—	622,126
USD Currency	Call	One-Touch	Goldman Sachs International	4/09/18	JPY	140.00	JPY	140.00	USD	17,440	—	229,709
USD Currency	Put	Instant One-Touch	BNP Paribas S.A.	4/20/17	JPY	0.00			USD	6,000	—	1,025,324
S&P 500 Index	Put	Under-and-In	JPMorgan Chase Bank N.A.	4/21/17	USD	2,096.88	USD	1.75		—	88,272	24,289
Total												$5,275,019

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Goldman Sachs International	4/04/17	MXN	21.45	USD	40,130	—	$4
USD Currency	Call	JPMorgan Chase Bank N.A.	4/05/17	ZAR	13.17	USD	15,050	—	341,607
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,150.00	USD	22,748	—	2,127
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	22,748	—	2
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	260,070	—	26
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	77,980	—	8
MXN Currency	Call	Bank of America N.A.	4/11/17	JPY	5.85	MXN	685,650	—	649,024
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.60	MXN	685,650	—	1,985,404
MXN Currency	Call	Morgan Stanley & Co. International PLC	4/11/17	JPY	5.85	MXN	342,825	—	327,017
Nikkei 225 Index	Call	Bank of America N.A.	4/14/17	JPY	19,882.09		—	250	18,290
Nikkei 225 Index	Call	Citibank N.A.	4/14/17	JPY	19,930.50		—	200	11,766
USD Currency	Call	BNP Paribas S.A.	4/19/17	JPY	115.00	USD	37,650	—	15,159
USD Currency	Call	JPMorgan Chase Bank N.A.	4/19/17	JPY	118.00	USD	37,650	—	503
USD Currency	Call	Morgan Stanley & Co. International PLC	4/19/17	BRL	3.35	USD	19,923	—	10,306
EUR Currency	Call	BNP Paribas S.A.	4/25/17	USD	1.10	EUR	92,000	—	98,006
USD Currency	Call	Goldman Sachs International	5/05/17	TRY	3.80	USD	20,029	—	160,477
EUR Currency	Call	Deutsche Bank AG	5/08/17	USD	1.08	EUR	15,050	—	114,786
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.07	EUR	23,000	—	308,401
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.07	EUR	12,572	—	208,137
Nikkei 225 Index	Call	Citibank N.A.	5/12/17	JPY	20,789.41		—	200	19,895
Taiwan Stock Exchange Weighted Index	Call	UBS AG	5/17/17	TWD	10,269.51		—	500	59,184
USD Currency	Call	Bank of America N.A.	5/17/17	CNH	7.00	USD	93,500	—	151,088
USD Currency	Call	Deutsche Bank AG	5/17/17	CNH	7.25	USD	124,400	—	6,320
USD Currency	Call	JPMorgan Chase Bank N.A.	5/19/17	ZAR	12.80	USD	13,636	—	825,075

BLACKROCK FUNDS II	MARCH 31, 2017	57

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	BNP Paribas S.A.	5/26/17	JPY	115.00	USD	18,830	—	$64,246
EUR Currency	Call	Citibank N.A.	6/01/17	PLN	4.35	EUR	30,500	—	130,345
EUR Currency	Call	JPMorgan Chase Bank N.A.	6/01/17	PLN	4.35	EUR	61,000	—	261,685
USD Currency	Call	HSBC Bank PLC	6/02/17	KRW	1,160.00	USD	61,050	—	325,852
EUR Currency	Call	Goldman Sachs International	6/15/17	PLN	4.35	EUR	61,000	—	330,642
EUR Currency	Call	HSBC Bank PLC	6/19/17	GBP	0.89	EUR	59,990	—	295,564
USD Currency	Call	Morgan Stanley & Co. International PLC	6/19/17	MXN	20.00	USD	74,640	—	650,979
USD Currency	Call	Deutsche Bank AG	6/29/17	JPY	115.00	USD	74,640	—	451,935
USD Currency	Call	Deutsche Bank AG	6/29/17	ZAR	13.50	USD	37,320	—	1,519,822
USD Currency	Call	Morgan Stanley & Co. International PLC	7/03/17	MXN	21.50	USD	14,335	—	37,246
EUR Currency	Call	HSBC Bank PLC	7/21/17	JPY	125.00	EUR	61,300	—	386,542
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.88	EUR	30,500	—	301,885
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	150.00	GBP	76,600	—	254,132
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	145.00	GBP	61,300	—	626,456
USD Currency	Call	Deutsche Bank AG	8/11/17	CNH	7.10	USD	30,500	—	140,476
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.08	AUD	30,525	—	499,277
AUD Currency	Call	Citibank N.A.	8/14/17	NZD	1.08	AUD	90,000	—	1,463,818
USD Currency	Call	JPMorgan Chase Bank N.A.	9/15/17	KRW	1,180.00	USD	266,480	—	2,862,978
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	297,925	—	3,719,305
USD Currency	Call	Bank of America N.A.	11/10/17	HKD	7.74	USD	62,000	—	226,739
USD Currency	Call	Citibank N.A.	11/10/17	JPY	118.00	USD	202,500	—	1,499,855
USD Currency	Call	HSBC Bank PLC	11/10/17	HKD	7.74	USD	62,000	—	216,542
USD Currency	Call	HSBC Bank PLC	11/10/17	JPY	118.00	USD	18,830	—	139,475
USD Currency	Call	UBS AG	11/10/17	KRW	1,170.00	USD	37,650	—	605,049
USD Currency	Call	HSBC Bank PLC	2/09/18	HKD	7.75	USD	62,000	—	260,146
USD Currency	Call	JPMorgan Chase Bank N.A.	2/09/18	HKD	7.75	USD	62,000	—	260,146
USD Currency	Call	JPMorgan Chase Bank N.A.	3/01/18	TWD	30.23	USD	9,410	—	199,893
USD Currency	Call	HSBC Bank PLC	3/02/18	TWD	30.49	USD	6,770	—	123,717
USD Currency	Call	HSBC Bank PLC	3/15/18	HKD	7.75	USD	122,300	—	563,146
USD Currency	Put	BNP Paribas S.A.	4/05/17	ZAR	12.60	USD	37,320	—	9,461
USD Currency	Put	JPMorgan Chase Bank N.A.	4/05/17	ZAR	13.17	USD	15,050	—	60,647
USD Currency	Put	Morgan Stanley & Co. International PLC	4/05/17	ZAR	13.10	USD	15,050	—	43,735
AUD Currency	Put	BNP Paribas S.A.	4/06/17	USD	0.75	AUD	34,300	—	3,379
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	39,600	—	354,445
EUR Currency	Put	Nomura International PLC	4/06/17	USD	1.06	EUR	13,710	—	6,144
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	93,340	—	172
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/12/17	MXN	21.60	EUR	22,819	—	1,825,509
GBP Currency	Put	Bank of America N.A.	4/19/17	USD	1.23	GBP	269,951	—	579,575
USD Currency	Put	Goldman Sachs International	4/19/17	BRL	3.09	USD	19,923	—	81,042
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.25	CAD	76,650	—	4,461,152
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.75	CAD	61,300	—	5,175,568
EUR Currency	Put	Deutsche Bank AG	4/21/17	USD	1.02	EUR	150,600	—	8,560
USD Currency	Put	Goldman Sachs International	4/26/17	MXN	20.00	USD	107,510	—	6,673,726
USD Currency	Put	Barclays Bank PLC	5/02/17	ZAR	12.50	USD	37,320	—	23,638
USD Currency	Put	Goldman Sachs International	5/02/17	ZAR	12.50	USD	37,320	—	71,535
AUD Currency	Put	HSBC Bank PLC	5/04/17	NZD	1.05	AUD	19,045	—	1,873
USD Currency	Put	Bank of America N.A.	5/04/17	MXN	19.00	USD	37,070	—	716,170
EUR Currency	Put	Deutsche Bank AG	5/08/17	JPY	115.00	EUR	15,050	—	75,740
EUR Currency	Put	Morgan Stanley & Co. International PLC	5/08/17	USD	1.02	EUR	15,050	—	20,600
EUR Currency	Put	HSBC Bank PLC	5/12/17	USD	1.06	EUR	11,500	—	101,125

58	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Put	HSBC Bank PLC	5/12/17	USD	1.06	EUR	11,470	—	$100,861
USD Currency	Put	Morgan Stanley & Co. International PLC	5/18/17	BRL	3.15	USD	19,923	—	311,543
EUR Currency	Put	Goldman Sachs International	5/22/17	MXN	20.60	EUR	22,850	—	774,594
USD Currency	Put	UBS AG	5/30/17	CAD	1.31	USD	91,400	—	363,650
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	223,930	—	868,616
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.74	AUD	91,700	—	416,919
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.70	AUD	61,135	—	39,572
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.74	AUD	46,000	—	209,142
GBP Currency	Put	HSBC Bank PLC	7/28/17	USD	1.22	GBP	30,500	—	369,342
USD Currency	Put	BNP Paribas S.A.	8/04/17	RUB	58.00	USD	61,000	—	1,881,409
USD Currency	Put	Deutsche Bank AG	8/04/17	RUB	55.00	USD	61,000	—	503,346
USD Currency	Put	Société Générale	8/04/17	RUB	55.00	USD	91,500	—	845,768
CAD Currency	Put	JPMorgan Chase Bank N.A.	8/15/17	MXN	14.00	CAD	122,000	—	1,508,048
USD Currency	Put	Credit Suisse International	9/26/17	RUB	58.34	USD	10,000	—	344,913
USD Currency	Put	Deutsche Bank AG	9/26/17	TRY	3.82	USD	10,000	—	422,992
USD Currency	Put	JPMorgan Chase Bank N.A.	2/15/18	INR	67.00	USD	61,000	—	1,391,946
USD Currency	Put	Deutsche Bank AG	2/16/18	INR	67.00	USD	61,000	—	1,394,783
Total									$55,771,745

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Citibank N.A.	Call	1.90%	Receive	3-month LIBOR	10/04/17	USD	163,207	$567,378
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.20%	Receive	3-month LIBOR	12/07/18	USD	149,550	2,846,660
10-Year Interest Rate Swap	Citibank N.A.	Call	2.50%	Receive	3-month LIBOR	2/22/27	USD	74,600	3,782,897
10-Year Interest Rate Swap	Nomura International PLC	Put	2.65%	Pay	3-month LIBOR	4/17/17	USD	499,650	89,188
10-Year Interest Rate Swap	Citibank N.A.	Put	2.50%	Pay	3-month LIBOR	4/18/17	USD	96,500	165,746
10-Year Interest Rate Swap	Nomura International PLC	Put	2.65%	Pay	3-month LIBOR	4/18/17	USD	499,650	105,206
10-Year Interest Rate Swap	Goldman Sachs International	Put	2.60%	Pay	3-month LIBOR	4/21/17	USD	705,336	448,594
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.50%	Pay	3-month LIBOR	4/24/17	USD	480,034	1,159,484
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.50%	Pay	3-month LIBOR	5/02/17	USD	487,670	1,614,856
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.30%	Pay	3-month LIBOR	5/08/17	USD	21,000	16,061
7-Year Interest Rate Swap	Barclays Bank PLC	Put	2.50%	Pay	3-month LIBOR	5/08/17	USD	8,000	6,136
10-Year Interest Rate Swap	Credit Suisse International	Put	2.80%	Pay	3-month LIBOR	5/09/17	USD	113,070	38,367
10-Year Interest Rate Swap	Citibank N.A.	Put	2.67%	Pay	3-month LIBOR	6/16/17	USD	120,100	470,966
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Pay	3-month LIBOR	6/16/17	USD	370,115	974,924
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.31%	Pay	3-month LIBOR	9/27/17	USD	768,405	5,195,978
30-Year Interest Rate Swap	Citibank N.A.	Put	1.90%	Pay	3-month LIBOR	10/04/17	USD	163,207	28,227,197
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.17%	Pay	3-month LIBOR	10/04/17	USD	370,312	44,460,773

BLACKROCK FUNDS II	MARCH 31, 2017	59

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Goldman Sachs International	Put	4.00%	Pay	3-month LIBOR	3/04/19	USD	64,000	$989,567
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.75%	Pay	3-month LIBOR	11/29/21	USD	187,600	5,751,379
Total									$96,911,357

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Call	04/13/17	USD	139.00	3,607	$(254,294)
iShares Russell 2000 Index ETF	Call	04/13/17	USD	138.00	7,216	(819,016)
EURO STOXX Banks Index	Call	04/21/17	EUR	122.50	976	(288,933)
EURO STOXX Banks Index	Call	04/21/17	EUR	120.00	976	(395,656)
EURO STOXX Banks Index	Call	04/21/17	EUR	112.50	976	(762,679)
EURO STOXX Banks Index	Call	04/21/17	EUR	115.00	1,496	(977,512)
SPDR S&P Oil & Gas Explore & Production ETF	Call	05/19/17	USD	42.00	21,562	(420,459)
U.S. Treasury Notes (10 Year)	Call	05/26/17	USD	126.50	17,790	(5,281,406)
Market Vector Russia ETF Trust	Call	08/18/17	USD	25.00	7,400	(136,900)
iShares Russell 2000 Index ETF	Put	04/13/17	USD	133.00	3,607	(110,014)
iShares Russell 2000 Index ETF	Put	04/13/17	USD	132.00	7,216	(165,968)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	04/21/17	USD	84.00	500	(1,750)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	04/21/17	USD	83.00	1,100	(8,800)
iShares Russell 2000 Index ETF	Put	04/21/17	USD	127.00	350	(5,950)
iShares Russell 2000 Index ETF	Put	04/21/17	USD	128.00	500	(10,000)
iShares Russell 2000 Index ETF	Put	04/21/17	USD	125.00	800	(10,400)
Netflix, Inc.	Put	04/21/17	USD	110.00	200	(1,600)
PowerShares QQQ Trust, Series 1 ETF	Put	04/21/17	USD	121.00	500	(2,750)
SPDR S&P 500 ETF Trust	Put	04/21/17	USD	225.00	350	(9,625)
CBOE Volatility Index	Put	05/17/17	USD	13.50	10,769	(1,507,660)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	05/19/17	USD	80.00	500	(2,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	05/19/17	USD	81.00	750	(7,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	05/19/17	USD	83.00	750	(9,750)
iShares Russell 2000 Index ETF	Put	05/19/17	USD	127.00	500	(31,500)
iShares Russell 2000 Index ETF	Put	05/19/17	USD	126.00	850	(46,750)
SPDR S&P 500 ETF Trust	Put	05/19/17	USD	222.00	350	(28,875)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	06/16/17	USD	85.00	1,837	(131,346)
SPDR S&P Oil & Gas Explore & Production ETF	Put	06/16/17	USD	30.00	5,149	(118,427)
Total						$(11,548,020)

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Barrier Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	UBS AG	4/27/17	CAD	1.40	CAD	1.40	USD	7,260	$(37,804)

60	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	BNP Paribas S.A.	4/05/17	ZAR	12.51	USD	14,940	—	$(1,015,543)
USD Currency	Call	BNP Paribas S.A.	4/05/17	ZAR	12.95	USD	15,050	—	(541,675)
USD Currency	Call	Goldman Sachs International	4/05/17	ZAR	13.17	USD	15,050	—	(337,490)
USD Currency	Call	JPMorgan Chase Bank N.A.	4/05/17	BRL	3.17	USD	15,050	—	(24,115)
AUD Currency	Call	BNP Paribas S.A.	4/06/17	USD	0.77	AUD	34,300	—	(62,226)
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	45,496	—	(5)
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.85	MXN	1,028,475	—	(950,816)
USD Currency	Call	Citibank N.A.	4/11/17	MXN	19.21	USD	44,344	—	(77,390)
Nikkei 225 Index	Call	Citibank N.A.	4/14/17	JPY	20,898.00		—	200	(332)
USD Currency	Call	BNP Paribas S.A.	4/19/17	JPY	118.00	USD	75,310	—	(978)
USD Currency	Call	Goldman Sachs International	4/19/17	BRL	3.35	USD	19,923	—	(10,172)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/02/17	ZAR	13.17	USD	15,050	—	(731,746)
USD Currency	Call	Morgan Stanley & Co. International PLC	5/02/17	ZAR	13.10	USD	15,050	—	(791,942)
AUD Currency	Call	Citibank N.A.	5/04/17	NZD	1.05	AUD	19,045	—	(1,895)
AUD Currency	Call	Citibank N.A.	5/04/17	NZD	1.07	AUD	19,045	—	(297,066)
AUD Currency	Call	Citibank N.A.	5/04/17	NZD	1.05	AUD	19,045	—	(544,251)
AUD Currency	Call	Goldman Sachs International	5/04/17	NZD	1.08	AUD	19,050	—	(193,646)
AUD Currency	Call	Morgan Stanley & Co. International PLC	5/04/17	NZD	1.07	AUD	19,090	—	(259,735)
USD Currency	Call	Bank of America N.A.	5/04/17	MXN	21.00	USD	37,070	—	(5,175)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/05/17	TRY	3.80	USD	20,029	—	(162,835)
EUR Currency	Call	Deutsche Bank AG	5/08/17	JPY	125.00	EUR	15,050	—	(11,063)
EUR Currency	Call	Morgan Stanley & Co. International PLC	5/08/17	USD	1.08	EUR	15,050	—	(114,779)
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.12	EUR	12,572	—	(9,164)
EUR Currency	Call	Bank of America N.A.	5/12/17	USD	1.12	EUR	23,000	—	(16,387)
USD Currency	Call	Bank of America N.A.	5/17/17	CNH	7.25	USD	124,400	—	(6,331)
USD Currency	Call	Deutsche Bank AG	5/17/17	CNH	7.00	USD	93,500	—	(150,918)
USD Currency	Call	Morgan Stanley & Co. International PLC	5/18/17	BRL	3.30	USD	19,923	—	(132,862)
USD Currency	Call	Morgan Stanley & Co. International PLC	5/18/17	MXN	20.00	USD	111,960	—	(424,604)
USD Currency	Call	UBS AG	5/19/17	ZAR	12.80	USD	13,636	—	(825,598)
EUR Currency	Call	Goldman Sachs International	5/22/17	MXN	21.60	EUR	22,850	—	(98,463)
USD Currency	Call	Citibank N.A.	5/22/17	ZAR	13.00	USD	11,200	—	(564,316)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/22/17	ZAR	13.30	USD	11,300	—	(415,485)
USD Currency	Call	Morgan Stanley & Co. International PLC	5/22/17	ZAR	12.56	USD	11,200	—	(849,024)
USD Currency	Call	BNP Paribas S.A.	5/26/17	JPY	118.00	USD	37,660	—	(29,295)
EUR Currency	Call	JPMorgan Chase Bank N.A.	6/01/17	PLN	4.45	EUR	61,000	—	(102,524)
USD Currency	Call	HSBC Bank PLC	6/02/17	KRW	1,200.00	USD	91,575	—	(157,085)
EUR Currency	Call	Goldman Sachs International	6/15/17	PLN	4.50	EUR	61,000	—	(96,746)
EUR Currency	Call	HSBC Bank PLC	6/19/17	GBP	0.92	EUR	59,990	—	(58,882)
USD Currency	Call	Morgan Stanley & Co. International PLC	6/19/17	MXN	21.00	USD	74,640	—	(228,078)
USD Currency	Call	BNP Paribas S.A.	6/20/17	JPY	114.00	USD	15,000	—	(113,724)
USD Currency	Call	BNP Paribas S.A.	6/20/17	JPY	114.00	USD	40,000	—	(304,283)
USD Currency	Call	Deutsche Bank AG	6/29/17	ZAR	14.00	USD	55,990	—	(1,506,172)
USD Currency	Call	Deutsche Bank AG	6/29/17	JPY	118.00	USD	149,290	—	(321,907)
USD Currency	Call	Goldman Sachs International	7/03/17	MXN	22.60	USD	28,670	—	(23,632)
EUR Currency	Call	HSBC Bank PLC	7/21/17	JPY	130.00	EUR	76,600	—	(106,511)
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.92	EUR	30,500	—	(77,943)

BLACKROCK FUNDS II	MARCH 31, 2017	61

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	145.00	GBP	61,300	—	$(630,647)
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	150.00	GBP	76,600	—	(251,753)
USD Currency	Call	Deutsche Bank AG	8/11/17	CNH	6.80	USD	30,500	—	(720,646)
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.12	AUD	30,525	—	(149,132)
AUD Currency	Call	Citibank N.A.	8/14/17	NZD	1.12	AUD	120,000	—	(581,999)
USD Currency	Call	JPMorgan Chase Bank N.A.	9/15/17	KRW	1,292.00	USD	266,480	—	(584,577)
USD Currency	Call	Citibank N.A.	11/10/17	JPY	123.00	USD	400,000	—	(1,119,568)
USD Currency	Call	HSBC Bank PLC	11/10/17	JPY	123.00	USD	56,480	—	(158,091)
USD Currency	Call	UBS AG	11/10/17	KRW	1,210.00	USD	75,310	—	(764,748)
USD Currency	Call	Goldman Sachs International	12/18/17	HKD	7.78	USD	62,000	—	(146,765)
USD Currency	Call	JPMorgan Chase Bank N.A.	2/28/18	KRW	1,233.67	USD	9,410	—	(119,791)
USD Currency	Call	HSBC Bank PLC	3/02/18	KRW	1,242.00	USD	9,420	—	(112,660)
USD Currency	Put	BNP Paribas S.A.	4/05/17	ZAR	12.51	USD	14,940	—	(2,401)
USD Currency	Put	BNP Paribas S.A.	4/05/17	ZAR	12.95	USD	15,050	—	(24,595)
USD Currency	Put	BNP Paribas S.A.	4/05/17	ZAR	12.30	USD	37,320	—	(1,404)
USD Currency	Put	Goldman Sachs International	4/05/17	ZAR	13.17	USD	15,050	—	(67,057)
USD Currency	Put	HSBC Bank PLC	4/05/17	JPY	110.00	USD	70,000	—	(50,432)
USD Currency	Put	JPMorgan Chase Bank N.A.	4/05/17	BRL	3.17	USD	15,050	—	(198,429)
USD Currency	Put	Morgan Stanley & Co. International PLC	4/05/17	ZAR	13.10	USD	15,050	—	(46,977)
USD Currency	Put	Deutsche Bank AG	4/07/17	TRY	3.80	USD	17,141	—	(757,163)
EUR Currency	Put	Deutsche Bank AG	4/10/17	USD	1.03	EUR	75,310	—	(1,230)
USD Currency	Put	Citibank N.A.	4/11/17	MXN	18.66	USD	44,344	—	(222,334)
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.75	CAD	61,300	—	(5,190,171)
CAD Currency	Put	JPMorgan Chase Bank N.A.	4/21/17	MXN	15.25	CAD	76,650	—	(4,442,758)
USD Currency	Put	Goldman Sachs International	4/26/17	MXN	19.00	USD	107,510	—	(1,885,928)
USD Currency	Put	Barclays Bank PLC	5/02/17	ZAR	12.00	USD	37,320	—	(2,409)
USD Currency	Put	JPMorgan Chase Bank N.A.	5/02/17	ZAR	13.17	USD	15,050	—	(91,170)
USD Currency	Put	Morgan Stanley & Co. International PLC	5/02/17	ZAR	13.10	USD	15,050	—	(74,831)
AUD Currency	Put	Citibank N.A.	5/04/17	NZD	1.05	AUD	19,045	—	(609,441)
AUD Currency	Put	Goldman Sachs International	5/04/17	NZD	1.08	AUD	76,190	—	(198,987)
AUD Currency	Put	Morgan Stanley & Co. International PLC	5/04/17	NZD	1.07	AUD	19,090	—	(30,059)
EUR Currency	Put	Deutsche Bank AG	5/08/17	USD	1.02	EUR	15,050	—	(20,598)
USD Currency	Put	Citibank N.A.	5/22/17	ZAR	13.00	USD	11,200	—	(126,807)
USD Currency	Put	JPMorgan Chase Bank N.A.	5/22/17	ZAR	13.30	USD	11,300	—	(229,860)
USD Currency	Put	Morgan Stanley & Co. International PLC	5/22/17	ZAR	12.56	USD	11,200	—	(45,421)
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.70	AUD	61,000	—	(39,484)
AUD Currency	Put	BNP Paribas S.A.	6/16/17	USD	0.70	AUD	122,300	—	(79,163)
USD Currency	Put	BNP Paribas S.A.	6/20/17	JPY	114.00	USD	15,000	—	(511,737)
USD Currency	Put	BNP Paribas S.A.	6/20/17	JPY	114.00	USD	40,000	—	(1,361,961)
GBP Currency	Put	HSBC Bank PLC	7/28/17	USD	1.17	GBP	30,500	—	(123,350)
USD Currency	Put	BNP Paribas S.A.	8/04/17	RUB	55.00	USD	122,000	—	(1,006,839)
USD Currency	Put	Société Générale	8/04/17	RUB	58.00	USD	61,000	—	(2,028,877)
Total									$(37,567,059)

62	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Call	1.37%	Pay	3-month LIBOR	10/04/17	USD	776,728	$(429,445)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.10%	Pay	6-month EURIBOR	10/27/17	EUR	93,160	(255,653)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	0.45%	Pay	6-month EURIBOR	11/20/17	EUR	56,000	(716,484)
2-Year Interest Rate Swap	Goldman Sachs International	Call	1.10%	Pay	3-month LIBOR	12/04/17	USD	185,420	(25,186)
2-Year Interest Rate Swap	Goldman Sachs International	Call	1.60%	Pay	3-month LIBOR	3/01/18	USD	1,121,100	(1,731,147)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.10%	Pay	6-month EURIBOR	3/13/18	EUR	140,460	(526,538)
2-Year Interest Rate Swap	Citibank N.A.	Call	0.90%	Pay	3-month LIBOR	4/03/18	USD	561,400	(84,833)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	0.05%	Pay	6-month EURIBOR	5/25/18	EUR	371,450	(1,258,226)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.70%	Pay	3-month LIBOR	12/07/18	USD	224,320	(1,859,611)
2-Year Interest Rate Swap	Citibank N.A.	Call	2.00%	Pay	3-month LIBOR	3/11/19	USD	745,400	(4,182,298)
2-Year Interest Rate Swap	Goldman Sachs International	Call	1.60%	Pay	3-month LIBOR	3/21/19	USD	744,600	(2,181,797)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.75%	Pay	3-month LIBOR	3/28/19	USD	450,540	(1,725,861)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.75%	Pay	3-month LIBOR	3/28/19	USD	471,790	(1,807,262)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Pay	3-month LIBOR	4/01/19	USD	446,450	(1,467,347)
30-Year Interest Rate Swap	Citibank N.A.	Put	2.80%	Receive	3-month LIBOR	4/20/17	USD	48,200	(117,163)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.55%	Receive	3-month LIBOR	8/07/17	USD	397,160	(823,428)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.37%	Receive	3-month LIBOR	10/04/17	USD	776,728	(30,885,315)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.70%	Receive	3-month LIBOR	10/04/17	USD	1,899,031	(48,094,954)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	10/27/17	EUR	186,350	(175,032)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	0.95%	Receive	6-month EURIBOR	11/20/17	EUR	112,000	(152,275)
2-Year Interest Rate Swap	Goldman Sachs International	Put	2.10%	Receive	3-month LIBOR	11/22/17	USD	374,610	(725,410)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.15%	Receive	3-month LIBOR	11/29/17	USD	375,210	(662,696)
2-Year Interest Rate Swap	Bank of America N.A.	Put	2.10%	Receive	3-month LIBOR	12/04/17	USD	189,210	(401,010)
2-Year Interest Rate Swap	Goldman Sachs International	Put	2.10%	Receive	3-month LIBOR	12/04/17	USD	185,420	(392,977)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	12/07/17	EUR	113,380	(160,117)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.00%	Receive	6-month EURIBOR	12/08/17	EUR	150,000	(213,402)
2-Year Interest Rate Swap	Goldman Sachs International	Put	2.60%	Receive	3-month LIBOR	3/01/18	USD	1,121,100	(1,306,025)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.90%	Receive	3-month LIBOR	4/03/18	USD	561,400	(3,417,775)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	0.75%	Receive	6-month EURIBOR	5/25/18	EUR	371,450	(2,331,721)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.40%	Receive	3-month LIBOR	12/07/18	USD	149,550	(1,992,918)
2-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	3/11/19	USD	745,400	(2,509,650)

BLACKROCK FUNDS II	MARCH 31, 2017	63

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Goldman Sachs International	Put	2.60%	Receive	3-month LIBOR	3/21/19	USD	744,600	$(4,100,363)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.75%	Receive	3-month LIBOR	3/28/19	USD	450,540	(2,123,228)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Receive	3-month LIBOR	3/28/19	USD	471,790	(2,223,372)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	2.65%	Receive	3-month LIBOR	4/01/19	USD	446,450	(2,378,552)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.40%	Receive	6-month EURIBOR	7/08/19	EUR	38,215	(214,775)
Total									$(123,653,846)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation Depreciation
ITRAXX.FINSR.25.V1	1.00%	6/20/21	EUR	7,510	$ 851
ITRAXX.EUR.27.V1	1.00%	6/20/22	EUR	201,439	(103,599)
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR	202,589	(1,044,421)
CDX.NA.IG.28.V1	1.00%	6/20/22	USD	356,276	(313,512)
Total					$(1,460,681)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1	1.00%	6/20/19	BBB+	EUR	9,633	$ 59,657
ITRAXX.EUR.25.V1	1.00%	6/20/21	BBB+	EUR	10,390	580,150
CDX.NA.HY.27.V2	5.00%	12/20/21	B+	USD	47,261	2,349,012
ITRAXX.EUR.26.V1	1.00%	12/20/21	BBB+	EUR	2,840	3,642
CDX.NA.HY.28.V2	5.00%	6/20/22	B+	USD	142,380	1,117,487
ITRAXX.FINSR.27.V1	1.00%	6/20/22	A	EUR	222,980	419,087
Total						$4,529,035

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	3-month LIBOR	4/05/17[2]	12/31/18	USD	1,735,400	$ (802,556)
1.52%[1]	3-month LIBOR	4/05/17[2]	12/31/18	USD	880,215	(825,227)
1.53%[1]	3-month LIBOR	4/05/17[2]	12/31/18	USD	529,225	(367,236)
7.36%[3]	28-day MXIBTIIE	N/A	1/28/19	MXN	4,426,959	(971,330)
1.94%[1]	3-month LIBOR	3/09/18[2]	3/09/19	USD	1,417,410	1,464,397
1.68%[1]	3-month LIBOR	7/06/17[2]	3/31/19	USD	1,613,040	(142,654)
2.06%[3]	3-month LIBOR	12/19/17[2]	12/19/19	USD	94,630	(278,616)
2.03%[3]	3-month LIBOR	1/23/18[2]	1/23/20	USD	142,430	(222,912)
2.19%[1]	3-month LIBOR	2/04/19[2]	2/04/20	USD	1,474,410	827,462
2.01%[1]	3-month LIBOR	2/11/19[2]	2/11/20	USD	1,149,395	(1,420,863)
7.32%[1]	28-day MXIBTIIE	N/A	2/20/20	MXN	3,838,008	1,013,989
7.35%[1]	28-day MXIBTIIE	N/A	2/20/20	MXN	375,659	112,630
2.08%[3]	3-month LIBOR	3/03/18[2]	3/03/20	USD	149,490	(255,774)

64	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.09%[3]	3-month LIBOR	3/03/18[2]	3/03/20	USD	71,005	$(133,560)
2.15%[3]	3-month LIBOR	3/07/18[2]	3/07/20	USD	70,900	(218,111)
2.32%[3]	3-month LIBOR	3/09/19[2]	3/09/20	USD	1,454,690	(2,086,162)
2.17%[3]	3-month LIBOR	3/10/18[2]	3/10/20	USD	74,580	(254,019)
2.19%[3]	3-month LIBOR	3/13/18[2]	3/13/20	USD	74,580	(269,528)
7.31%[1]	28-day MXIBTIIE	N/A	3/17/20	MXN	1,740,000	448,204
7.16%[1]	28-day MXIBTIIE	N/A	3/20/20	MXN	2,620,496	67,885
7.17%[1]	28-day MXIBTIIE	N/A	3/20/20	MXN	2,620,464	106,091
2.05%[1]	3-month LIBOR	3/23/18[2]	3/23/20	USD	74,350	56,973
2.02%[1]	3-month LIBOR	3/23/18[2]	3/23/20	USD	74,340	10,391
1.98%[1]	3-month LIBOR	3/24/18[2]	3/24/20	USD	74,360	(48,581)
2.44%[3]	3-month LIBOR	2/03/20[2]	2/03/21	USD	1,530,420	(1,102,416)
2.24%[3]	3-month LIBOR	2/10/20[2]	2/10/21	USD	1,149,390	1,336,304
0.28%[1]	6-month EURIBOR	4/04/19[2]	4/04/21	EUR	198,210	32,268
1.12%[3]	3-month LIBOR	N/A	7/21/21	USD	49,970	1,770,081
1.17%[3]	3-month LIBOR	N/A	7/22/21	USD	625,000	20,877,693
1.68%[3]	1-day Overnight Fed Funds Effective Rate	7/06/17[2]	8/31/21	USD	573,490	1,623,776
2.05%[3]	3-month LIBOR	7/06/17[2]	8/31/21	USD	366,380	(74,242)
1.24%[3]	3-month LIBOR	N/A	9/23/21	USD	1,279,790	41,914,270
1.16%[3]	3-month LIBOR	N/A	10/03/21	USD	74,180	2,446,798
3.53%[3]	UK RPI All Items Monthly	N/A	11/15/21	GBP	68,269	(2,481)
7.45%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	1,319,828	798,450
7.48%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	659,898	466,464
7.47%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	659,882	451,453
2.16%[1]	3-month LIBOR	9/29/17[2]	9/29/22	USD	291,845	(349,006)
0.45%[3]	6-month EURIBOR	2/05/18[2]	2/05/23	EUR	26,130	(117,983)
0.49%[3]	6-month EURIBOR	3/13/18[2]	3/13/23	EUR	26,100	(132,494)
0.58%[3]	6-month EURIBOR	3/14/18[2]	3/14/23	EUR	52,180	(533,891)
0.54%[3]	6-month EURIBOR	3/14/18[2]	3/14/23	EUR	26,100	(208,397)
0.56%[3]	6-month EURIBOR	3/16/18[2]	3/16/23	EUR	26,090	(237,460)
0.42%[1]	6-month EURIBOR	3/29/18[2]	3/29/23	EUR	37,540	45,883
0.45%[1]	6-month EURIBOR	3/29/18[2]	3/29/23	EUR	28,270	71,606
0.41%[1]	6-month EURIBOR	4/03/18[2]	4/03/23	EUR	28,280	3,934
0.62%[3]	6-month EURIBOR	11/16/18[2]	11/16/23	EUR	77,620	(272,558)
2.29%[3]	3-month LIBOR	6/30/17[2]	2/15/24	USD	671,520	(1,548,680)
6.32%[1]	28-day MXIBTIIE	N/A	7/17/25	MXN	604,966	(2,079,917)
2.13%[1]	3-month LIBOR	N/A	8/25/25	USD	19,850	(248,052)
2.27%[3]	3-month LIBOR	N/A	9/11/25	USD	15,182	33,267
0.94%[1]	6-month EURIBOR	N/A	12/09/25	EUR	44,550	1,416,074
0.94%[1]	6-month EURIBOR	N/A	12/09/25	EUR	28,140	901,181
0.94%[1]	6-month EURIBOR	N/A	12/09/25	EUR	28,130	902,204
1.53%[3]	3-month STIBOR	N/A	12/09/25	SEK	959,370	(5,779,272)
1.62%[3]	3-month LIBOR	N/A	10/18/26	USD	97,057	5,795,635
0.09%[1]	6-month JPY LIBOR	N/A	11/02/26	JPY	19,319,000	(2,593,676)
1.76%[3]	3-month LIBOR	N/A	11/10/26	USD	164,787	7,891,098
3.57%[1]	UK RPI All Items Monthly	N/A	11/15/26	GBP	68,269	832,880
3.50%[1]	UK RPI All Items Monthly	N/A	11/15/26	GBP	30,340	36,478
2.60%[1]	3-month LIBOR	12/01/21[2]	12/01/26	USD	75,050	(444,737)
2.37%[3]	3-month LIBOR	N/A	12/15/26	USD	82,575	(508,409)
2.36%[1]	3-month LIBOR	1/10/22[2]	1/10/27	USD	1,558,480	(23,232,399)

BLACKROCK FUNDS II	MARCH 31, 2017	65

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.80%[3]	3-month LIBOR	N/A	1/30/27	USD	488,420	$18,985,801
1.80%[3]	3-month LIBOR	N/A	1/31/27	USD	503,340	20,169,607
3.54%[1]	UK RPI All Items Monthly	N/A	3/15/27	GBP	89,800	523,665
2.54%[1]	3-month LIBOR	4/19/17[2]	4/19/27	USD	148,040	1,856,193
2.54%[1]	3-month LIBOR	4/20/17[2]	4/20/27	USD	148,040	1,849,343
2.44%[1]	3-month LIBOR	4/24/17[2]	4/24/27	USD	158,793	643,374
2.44%[3]	3-month LIBOR	4/24/17[2]	4/24/27	USD	158,793	(649,287)
2.40%[1]	3-month LIBOR	5/04/17[2]	5/04/27	USD	151,470	(60,024)
2.55%[1]	3-month LIBOR	6/20/17[2]	6/20/27	USD	114,740	1,292,970
3.20%[3]	6-month WIBOR	9/20/17[2]	9/20/27	PLN	178,090	(1,085,609)
7.85%[1]	28-day MXIBTIIE	N/A	3/02/37	MXN	524,761	282,332
7.82%[1]	28-day MXIBTIIE	N/A	3/04/37	MXN	527,819	178,109
2.64%[3]	3-month LIBOR	6/30/17[2]	11/15/43	USD	293,250	1,414,294
2.81%[3]	3-month LIBOR	6/30/17[2]	11/15/43	USD	69,000	(1,967,899)
0.56%[3]	6-month JPY LIBOR	N/A	11/02/46	JPY	6,936,000	4,708,916
Total						$94,134,405

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

[3]	The Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.18.V1	1.00%	Credit Suisse International	6/20/17	USD	86,815	$(209,583)	$ (41)	$(209,542)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(24,438)	(1,587)	(22,851)
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(32,253)	(29,027)	(3,226)
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(74,337)	(17,570)	(56,767)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(42,424)	56,988	(99,412)
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	(54,470)	106,871	(161,341)
ITRAXX.FINSR.19.V1	1.00%	Citibank N.A.	6/20/18	EUR	16,300	(173,576)	(125,574)	(48,002)
ITRAXX.FINSR.20.V1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(131,149)	(26,579)	(104,570)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(281,171)	(55,865)	(225,306)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	11,700	(160,005)	(110,790)	(49,215)
JFE Holdings, Inc.	1.00%	Goldman Sachs International	3/20/19	JPY	1,000,000	(156,711)	(10,034)	(146,677)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	277,000	(10,551)	28,953	(39,504)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	223,000	(8,494)	24,260	(32,754)
Nippon Yusen Kabushiki Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(76,831)	(33,347)	(43,484)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	5,765	28,669	83,689	(55,020)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	61,427	(549,666)	347,759	(897,425)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	61,427	(426,257)	535,760	(962,017)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	738	(41,432)	(9,623)	(31,809)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	8,220	(143,161)	158,028	(301,189)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	4,650	(80,985)	93,208	(174,193)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	6,050	(105,368)	51,811	(157,179)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,410	(41,973)	49,249	(91,222)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	475,732	(133,647)	(56,758)	(76,889)

66	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	249,377	$(65,917)	$ 9,080	$ (74,997)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	320,235	(79,859)	(17,974)	(61,885)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(73,130)	(15,688)	(57,442)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(73,131)	(14,800)	(58,331)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(73,130)	(11,411)	(61,719)
Mitsubishi Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(82,384)	(30,895)	(51,489)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	586,510	(157,300)	(24,275)	(133,025)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(78,651)	(8,721)	(69,930)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	253,165	(66,918)	15,414	(82,332)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	10,000	(246,246)	(23,647)	(222,599)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(229,916)	(2,680)	(227,236)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	12,048	(276,997)	(41,775)	(235,222)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	7,952	(182,836)	(30,376)	(152,460)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	11,500	(264,685)	(31,354)	(233,331)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(230,161)	(20,111)	(210,050)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(220,682)	(10,149)	(210,533)
Continental AG	1.00%	Bank of America N.A.	6/20/21	EUR	6,615	(172,354)	(116,618)	(55,736)
Wolters Kluwer NV	1.00%	Bank of America N.A.	6/20/21	EUR	4,480	(126,849)	(138,404)	11,555
BAE Systems PLC	1.00%	Barclays Bank PLC	6/20/21	EUR	891	(16,967)	(5,083)	(11,884)
BAE Systems PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	306	(5,827)	(1,092)	(4,735)
BAE Systems PLC	1.00%	Citibank N.A.	6/20/21	EUR	145	(2,761)	(327)	(2,434)
BAE Systems PLC	1.00%	Goldman Sachs International	6/20/21	EUR	1,450	(27,612)	(12,304)	(15,308)
Cable & Wireless International Finance BV	5.00%	Goldman Sachs International	6/20/21	EUR	1,500	(245,428)	(163,884)	(81,544)
BAE Systems PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	688	(13,102)	(5,479)	(7,623)
BAE Systems PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	315	(5,999)	(2,772)	(3,227)
BAE Systems PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	237	(4,513)	(1,559)	(2,954)
ITRAXX.JPN.25.V1	1.00%	Bank of America N.A.	6/20/21	JPY	1,230,769	(262,367)	(84,951)	(177,416)
ITRAXX.JPN.25.V1	1.00%	Bank of America N.A.	6/20/21	JPY	769,231	(163,979)	(56,282)	(107,697)
ITRAXX.JPN.25.V1	1.00%	Barclays Bank PLC	6/20/21	JPY	461,538	(98,388)	(34,749)	(63,639)
ITRAXX.JPN.25.V1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	JPY	769,231	(163,980)	(59,472)	(104,508)
ITRAXX.JPN.25.V1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	JPY	384,615	(81,990)	(36,129)	(45,861)
ITRAXX.JPN.25.V1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	JPY	384,615	(81,990)	(29,737)	(52,253)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	7,691	(177,813)	(8,883)	(168,930)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	6/20/21	USD	7,309	(168,987)	(16,916)	(152,071)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	4,199	(97,079)	(6,340)	(90,739)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	5,401	(124,861)	(3,814)	(121,047)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	5,401	(124,860)	(1,646)	(123,214)
Akzo Nobel NV	1.00%	Barclays Bank PLC	12/20/21	EUR	639	(13,126)	(14,288)	1,162
LafargeHolcim Ltd.	1.00%	Barclays Bank PLC	12/20/21	EUR	6,520	(58,838)	(19,677)	(39,161)
Boeing	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	(8,374)	(5,159)	(3,215)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	1,600	(16,508)	(4,028)	(12,480)
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	1,600	(54,838)	(36,765)	(18,073)

BLACKROCK FUNDS II	MARCH 31, 2017	67

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Akzo Nobel NV	1.00%	Citibank N.A.	12/20/21	EUR	1,564	$(32,126)	$(34,657)	$ 2,531
LafargeHolcim Ltd.	1.00%	Citibank N.A.	12/20/21	EUR	4,880	(44,038)	(22,391)	(21,647)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	1,250	(203,826)	(219,454)	15,628
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/21	EUR	1,992	(198,208)	(132,383)	(65,825)
Akzo Nobel NV	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	639	(13,126)	(13,600)	474
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,667	(26,173)	(38,184)	12,011
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,500	(38,609)	(33,966)	(4,643)
Monitchem HoldCo 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,540	(236,674)	(49,747)	(186,927)
Credit Suisse Group AG ADR	1.00%	Société Générale	12/20/21	EUR	2,300	(5,581)	49,550	(55,131)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	2,595	55,564	144,154	(88,590)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	2,586	55,373	144,714	(89,341)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	2,585	55,350	143,599	(88,249)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	2,585	55,350	144,284	(88,934)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	2,585	55,350	144,284	(88,934)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,548	33,138	86,383	(53,245)
Ford Motor Co.	5.00%	Barclays Bank PLC	12/20/21	USD	9,750	(1,672,681)	(1,428,617)	(244,064)
Caterpillar, Inc.	1.00%	Citibank N.A.	12/20/21	USD	1,625	(34,448)	(18,105)	(16,343)
HP, Inc.	1.00%	Citibank N.A.	12/20/21	USD	9,750	(158,689)	107,506	(266,195)
Caterpillar, Inc.	1.00%	Goldman Sachs International	12/20/21	USD	3,250	(68,897)	(36,189)	(32,708)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	14,000	299,768	753,064	(453,296)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Bank of America N.A.	6/20/22	EUR	4,380	42,004	62,813	(20,809)
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	6/20/22	EUR	2,700	(299,838)	(317,357)	17,519
Groupe Auchan SA	1.00%	Bank of America N.A.	6/20/22	EUR	6,500	(144,435)	(135,985)	(8,450)
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/22	EUR	3,264	114,767	115,656	(889)
Metro AG	1.00%	Bank of America N.A.	6/20/22	EUR	5,930	73,804	80,041	(6,237)
TDC A/S	1.00%	Bank of America N.A.	6/20/22	EUR	2,200	25,076	28,697	(3,621)
Valeo SA	1.00%	Bank of America N.A.	6/20/22	EUR	3,000	(66,678)	(64,387)	(2,291)
Vodafone Group PLC	1.00%	Bank of America N.A.	6/20/22	EUR	10,540	(84,800)	(86,460)	1,660
Galp Energia SGPS SA	5.00%	Barclays Bank PLC	6/20/22	EUR	4,091	(722,837)	(697,624)	(25,213)
Galp Energia SGPS SA	5.00%	Barclays Bank PLC	6/20/22	EUR	2,394	(422,995)	(408,241)	(14,754)
ITV PLC	5.00%	Barclays Bank PLC	6/20/22	EUR	6,000	(1,233,396)	(1,204,204)	(29,192)
ITV PLC	5.00%	Barclays Bank PLC	6/20/22	EUR	750	(154,174)	(146,335)	(7,839)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	4,700	165,259	174,252	(8,993)
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	11,070	(89,064)	(78,008)	(11,056)
Banco Bilbao Vizcaya Argentaria SA	1.00%	BNP Paribas S.A.	6/20/22	EUR	6,570	63,006	77,113	(14,107)
Banco Bilbao Vizcaya Argentaria SA	1.00%	BNP Paribas S.A.	6/20/22	EUR	4,380	42,004	62,813	(20,809)
Koninklijke KPN NV	1.00%	BNP Paribas S.A.	6/20/22	EUR	8,000	(50,853)	(43,186)	(7,667)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	29,900	(367,270)	(350,839)	(16,431)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	11,375	(139,723)	(100,447)	(39,276)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	8,368	(102,787)	(57,359)	(45,428)
Iceland Bondco PLC	5.00%	Citibank N.A.	6/20/22	EUR	800	(65,425)	(60,442)	(4,983)
Pernod-Ricard SA	1.00%	Citibank N.A.	6/20/22	EUR	8,636	(198,917)	(190,402)	(8,515)
Pernod-Ricard SA	1.00%	Citibank N.A.	6/20/22	EUR	864	(19,901)	(19,049)	(852)
PizzaExpress Financing 1 PLC	5.00%	Citibank N.A.	6/20/22	EUR	1,040	77,191	84,492	(7,301)
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	2,500	(383,254)	(392,503)	9,249
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	2,500	(383,254)	(388,096)	4,842

68	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Agricole SA	1.00%	Goldman Sachs International	6/20/22	EUR	10,950	$(109,175)	$(98,765)	$ (10,410)
Dreyfus Strategic Municipal Bond Fund, Inc.	1.00%	Goldman Sachs International	6/20/22	EUR	4,000	(138,901)	(133,647)	(5,254)
HeidelbergCement AG	5.00%	Goldman Sachs International	6/20/22	EUR	8,600	(1,975,471)	(1,956,851)	(18,620)
Solvay SA	1.00%	Goldman Sachs International	6/20/22	EUR	9,500	(157,124)	(145,796)	(11,328)
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	10,950	(82,329)	(51,505)	(30,824)
Daimler AG	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	10,500	(286,477)	(270,150)	(16,327)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	6,828	(108,658)	(93,395)	(15,263)
Melia Hotels International SA	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	2,875	(646,155)	(620,426)	(25,729)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	3,500	944,631	980,585	(35,954)
Societe Generale SA	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	10,950	(80,097)	(45,621)	(34,476)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	1,770	48,642	65,720	(17,078)
STMicroelectronics NV	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	2,951	(24,067)	(17,554)	(6,513)
Tata Motors Ltd.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	6,200	(950,472)	(950,635)	163
Total SA	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	8,510	(243,937)	(225,868)	(18,069)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	2,447	30,280	30,836	(556)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	2,400	29,698	30,243	(545)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,410	17,526	16,661	865
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,224	15,146	15,424	(278)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	23,010	1,067,245	1,179,003	(111,758)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	48,110	1,515,076	2,095,713	(580,637)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	24,051	757,399	1,034,503	(277,104)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	19,182	604,088	860,410	(256,322)
AutoZone, Inc.	1.00%	Barclays Bank PLC	6/20/22	USD	12,000	(291,886)	(294,367)	2,481
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	10,675	(96,359)	(66,625)	(29,734)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	33,750	(2,157,976)	(1,621,234)	(536,742)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	15,225	706,447	701,300	5,147
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	5,980	277,470	275,453	2,017
Simon Property Group, Inc.	1.00%	Barclays Bank PLC	6/20/22	USD	12,000	(45,541)	(16,685)	(28,856)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	56,330	2,612,687	2,886,278	(273,591)
Ally Financial, Inc.	5.00%	Credit Suisse International	6/20/22	USD	4,940	(647,727)	(581,530)	(66,197)
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	6/20/22	USD	2,300	16,969	52,211	(35,242)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/22	USD	18,870	(387,476)	(379,303)	(8,173)
Ally Financial, Inc.	5.00%	Goldman Sachs International	6/20/22	USD	4,940	(647,727)	(727,315)	79,588
Caterpillar, Inc.	1.00%	Goldman Sachs International	6/20/22	USD	3,898	(75,726)	(68,351)	(7,375)
Constellation Brands, Inc.	5.00%	Goldman Sachs International	6/20/22	USD	14,984	(3,080,628)	(3,134,718)	54,090
Home Depot, Inc.	1.00%	Goldman Sachs International	6/20/22	USD	14,984	(524,328)	(501,733)	(22,595)
Lowe’s Cos., Inc.	1.00%	Goldman Sachs International	6/20/22	USD	14,984	(545,196)	(524,566)	(20,630)
Macy’s, Inc.	1.00%	Goldman Sachs International	6/20/22	USD	5,000	336,103	357,964	(21,861)
People’s Republic of China	1.00%	Goldman Sachs International	6/20/22	USD	8,925	(80,556)	(51,315)	(29,241)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	3,340	41,330	39,644	1,686
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	1,410	17,448	16,736	712
Republic of South Africa	1.00%	Goldman Sachs International	6/20/22	USD	14,076	652,847	719,631	(66,784)

BLACKROCK FUNDS II	MARCH 31, 2017	69

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Target Corp.	1.00%	Goldman Sachs International	6/20/22	USD	14,984	$(273,134)	$(269,189)	$(3,945)
Wal-Mart Stores, Inc.	1.00%	Goldman Sachs International	6/20/22	USD	14,984	(396,156)	(373,444)	(22,712)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	32,405	1,503,002	1,627,628	(124,626)
Altria Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	27,640	(955,517)	(922,008)	(33,509)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	3,919	(76,134)	(66,769)	(9,365)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	9,985	(220,593)	(184,591)	(36,002)
Home Depot, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	14,984	(524,328)	(532,191)	7,863
Lowe’s Cos., Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	14,984	(545,196)	(539,822)	(5,374)
Macy’s, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	12,000	806,645	788,280	18,365
Philip Morris International, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	4,130	(110,065)	(104,481)	(5,584)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/22	USD	1,410	17,438	18,771	(1,333)
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	21,000	(515,448)	(531,376)	15,928
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	106,000	(955,274)	(274,684)	(680,590)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	48,116	1,515,252	2,089,399	(574,147)
Target Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	14,984	(273,133)	(284,006)	10,873
Wal-Mart Stores, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	14,984	(396,157)	(395,948)	(209)
Caterpillar, Inc.	1.00%	Morgan Stanley & Co. International PLC	6/20/22	USD	2,183	(42,408)	(38,278)	(4,130)
Halliburton Co.	1.00%	Morgan Stanley & Co. International PLC	6/20/22	USD	24,000	(461,891)	(337,832)	(124,059)
CMBX.NA.7.AA	1.50%	Goldman Sachs International	1/17/47	USD	2,292	37,262	156,336	(119,074)
CMBX.NA.8.AAA	0.50%	Credit Suisse International	10/17/57	USD	6,041	81,602	267,879	(186,277)
CMBX.NA.8.AAA	0.50%	Morgan Stanley & Co. International PLC	10/17/57	USD	5,980	80,949	137,920	(56,971)
CMBX.NA.8.AAA	0.50%	Morgan Stanley & Co. International PLC	10/17/57	USD	120	1,625	2,671	(1,046)
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	2,050	104,149	284,292	(180,143)
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	USD	6,070	308,383	775,090	(466,707)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	19,365	10,193	6,394	3,799
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	16,885	8,888	(5,641)	14,529
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	12,163	6,402	2,424	3,978
CMBX.NA.6.BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	4,850	617,289	447,957	169,332
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	2,450	311,826	247,578	64,248
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	2,440	310,961	160,053	150,908
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	2,440	310,961	160,053	150,908
CMBX.NA.6.BBB-	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	2,440	310,960	147,099	163,861
Total						$(17,195,423)	$(3,190,817)	$(14,004,606)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.18.V1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	$209,583	$3,794	$ 205,789
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	920	15,590	(14,869)	30,459
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	6,750	49,637	(113,743)	163,380
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	105	632	(1,625)	2,257
ITRAXX.FINSUB.19.V1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	11,700	695,977	679,491	16,486
ITRAXX.FINSUB.20.V1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	7,670	626,814	810,509	(183,695)
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	10,970	896,498	1,148,755	(252,257)

70	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	9,100	$743,677	$713,865	$ 29,812
ITRAXX.FINSUB.20.V1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	5,480	447,840	576,470	(128,630)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	3,400	(10,347)	(218,201)	207,854
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	61,427	549,667	(403,097)	952,764
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	10,000	165,891	(56,231)	222,122
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	10,000	165,891	(59,462)	225,353
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	61,427	426,257	(466,739)	892,996
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Goldman Sachs International	12/20/20	A-	USD	20,000	344,131	(415,452)	759,583
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	2,400	(9,379)	(109,830)	100,451
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB-	EUR	2,200	(8,598)	(112,232)	103,634
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	1,400	(43,410)	(84,561)	41,151
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	3,400	(126,863)	(122,462)	(4,401)
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	2,290	(85,446)	(93,916)	8,470
Telecom Italia SpA	1.00%	Citibank N.A.	6/20/21	BB+	EUR	1,090	(40,671)	(56,529)	15,858
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	2,400	(40,500)	(70,100)	29,600
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	1,000	(16,876)	(29,646)	12,770
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	3,130	(52,819)	(158,653)	105,834
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	2,300	(38,813)	(126,184)	87,371
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	1,600	(27,001)	(49,652)	22,651
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	560	(9,450)	(28,384)	18,934
CenturyLink, Inc.	1.00%	Goldman Sachs International	12/20/21	BB	USD	4,925	(343,749)	(345,225)	1,476
Dell, Inc.	1.00%	Goldman Sachs International	12/20/21	BB-	USD	4,875	(243,079)	(341,999)	98,920
Deutsche Bank AG	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	3,400	(30,507)	(177,212)	146,705
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB-	EUR	1,048	(9,403)	(47,342)	37,939
Federative Republic of Brazil	1.00%	Barclays Bank PLC	12/20/21	BB	USD	20,250	(909,999)	(1,717,174)	807,175
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	2,800	232,729	177,046	55,683
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	12/20/21	B+	EUR	590	49,039	33,235	15,804
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	1,607	(40,235)	(70,532)	30,297
UniCredit SpA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB-	EUR	3,740	(93,643)	(206,336)	112,693
UniCredit SpA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB-	EUR	3,685	(91,971)	(203,224)	111,253
BP PLC	1.00%	Goldman Sachs International	6/20/22	A-	EUR	7,340	95,382	100,026	(4,644)
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	4,875	(329,470)	(334,706)	5,236
Deutsche Bank AG	1.00%	Bank of America N.A.	6/20/22	BBB-	EUR	5,000	(70,384)	(71,999)	1,615
Deutsche Bank AG	1.00%	Goldman Sachs International	6/20/22	BBB-	EUR	5,001	(70,398)	(75,948)	5,550
Enel SpA	1.00%	Goldman Sachs International	6/20/22	BBB	EUR	7,250	3,711	10,995	(7,284)
Federative Republic of Brazil	1.00%	HSBC Bank PLC	6/20/22	BB	USD	5,000	(293,694)	(307,371)	13,677
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	6/20/22	BB-	USD	9,825	(1,113,565)	(1,197,192)	83,627
Garfunkelux Holdco 2 SA	5.00%	Credit Suisse International	6/20/22	B-	EUR	248	(18,108)	(16,789)	(1,319)
Leonardo SPA	5.00%	Goldman Sachs International	6/20/22	BB+	EUR	5,700	1,159,136	1,047,931	111,205

BLACKROCK FUNDS II	MARCH 31, 2017	71

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Leonardo SPA	5.00%	Goldman Sachs International	6/20/22	BB+	EUR	1,200	$232,929	$228,852	$ 4,077
Repsol SA	1.00%	Barclays Bank PLC	6/20/22	BBB-	EUR	6,485	(21,294)	(25,400)	4,106
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BBB-	USD	5,000	(231,631)	(265,197)	33,566
Republic of Turkey	1.00%	Barclays Bank PLC	6/20/22	BB	USD	5,000	(318,387)	(322,145)	3,758
Rolls-Royce PLC	1.00%	Goldman Sachs International	6/20/22	BBB+	EUR	7,650	19,339	23,508	(4,169)
Royal Dutch Shell PLC	1.00%	Bank of America N.A.	6/20/22	A	EUR	8,510	174,637	163,482	11,155
Russian Federation	1.00%	Barclays Bank PLC	6/20/22	BB+	USD	5,000	(157,182)	(177,316)	20,134
Telefonica SA	1.00%	Barclays Bank PLC	6/20/22	BBB	EUR	7,500	(14,082)	(9,058)	(5,024)
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	6/20/22	CCC+	USD	4,875	(43,659)	(17,196)	(26,463)
United Mexican States	1.00%	Deutsche Bank AG	6/20/22	BBB+	USD	5,000	(69,421)	(77,290)	7,869
CMBX.NA.7.AA	1.50%	Credit Suisse International	1/17/47	AA-	USD	2,292	(37,262)	(183,462)	146,200
CMBX.NA.4.AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	1,771	(10,345)	(238,045)	227,700
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	4,880	(293,913)	(279,683)	(14,230)
CMBX.NA.8.A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	1,510	(90,776)	(130,836)	40,060
CMBX.NA.8.A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	150	(9,017)	(18,329)	9,312
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	3,920	(199,153)	(204,894)	5,741
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	4,670	(237,257)	(242,298)	5,041
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	3,860	(196,105)	(419,804)	223,699
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	3,681	(186,992)	(386,237)	199,245
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,871	(95,074)	(233,249)	138,175
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	4,670	(237,257)	(255,776)	18,519
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,540	(128,762)	(125,525)	(3,237)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	9,740	(1,140,848)	(1,036,121)	(104,727)
CMBX.NA.10.BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	270	(27,391)	(24,316)	(3,075)
CMBX.NA.6.BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	2,440	(310,925)	(205,904)	(105,021)
Total							$ (920,124)	$(7,064,739)	$6,144,615

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	7/03/17	BRL	242,405	$(299,742)	—	$(299,742)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	290,927	(345,487)	—	(345,487)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	268,588	$72,130	196,458
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	(140,997)	—	(140,997)
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/07/17	MXN	195,818	196,696	122	196,574
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	273,668	(989,955)	—	(989,955)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/18	BRL	523,801	(188,616)	—	(188,616)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	523,819	(41,580)	—	(41,580)

72	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	523,819		$(41,580)	—	$ (41,580)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	338,099		449,406	$ 2,026	447,380
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	239,344		448,777	419	448,358
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/21/18	MXN	1,408,144		(59,561)	—	(59,561)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	1,689,773		(64,977)	—	(64,977)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/28/18	MXN	2,403,200		(299,443)	(3,764)	(295,679)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	1,363,292		(169,862)	(2,133)	(167,729)
6.92%[2]	28-day MXIBTIIE	UBS AG	N/A	11/28/18	MXN	2,030,153		(357,869)	(3,045)	(354,824)
6.94%[2]	28-day MXIBTIIE	BNP Paribas S.A.	N/A	11/29/18	MXN	3,818,847		(609,170)	(5,884)	(603,286)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	12/05/18	MXN	132,651		269,160	186	268,974
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/06/18	MXN	132,651		277,204	175	277,029
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	12/06/18	MXN	132,651		270,359	183	270,176
1.29%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	12/21/19	KRW	107,037,820		(843,488)	—	(843,488)
1.28%[2]	3-month KRW Certificate of Deposit	HSBC Bank PLC	N/A	12/21/19	KRW	107,037,820		(849,934)	—	(849,934)
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	114,850		1,015,798	—	1,015,798
9.73%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	314,294		237,452	—	237,452
11.02%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	61,193		551,504	—	551,504
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/20	BRL	56,122		534,339	—	534,339
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	314,294		237,452	—	237,452
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	314,294		237,452	—	237,452
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	57,434		494,818	—	494,818
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	—	[3]	4	—	4
12.24%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	121,123		3,282,997	—	3,282,997
12.17%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	117,030		3,052,517	—	3,052,517
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	5,230		(331,512)	—	(331,512)
0.20%[2]	6-month EURIBOR	Morgan Stanley & Co. LLC	N/A	2/03/22	EUR	41,780		93,592	176	93,416
0.43%[1]	3-month STIBOR	Morgan Stanley & Co. LLC	N/A	2/03/22	SEK	397,000		(313,043)	178	(313,221)
12.47%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	50,767		2,395,826	—	2,395,826
12.27%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	69,853		2,967,535	—	2,967,535
12.40%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	58,951		2,684,647	—	2,684,647
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	301,428		(1,036,412)	(1,328)	(1,035,084)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	904,077		(3,129,831)	(3,934)	(3,125,897)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728		1,090,229	1,296	1,088,933
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728		1,090,229	1,296	1,088,933
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	1,149,713		4,057,939	4,806	4,053,133

BLACKROCK FUNDS II	MARCH 31, 2017	73

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	35,971	$(136,388)	$ (441)	$ (135,947)
6.02%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	3/24/26	MXN	969,089	(4,656,896)	(2,709)	(4,654,187)
7.64%[1]	28-day MXIBTIIE	UBS AG	N/A	11/18/26	MXN	517,782	(479,129)	1,398	(480,527)
7.71%[1]	28-day MXIBTIIE	BNP Paribas S.A.	N/A	11/19/26	MXN	1,002,958	(1,189,280)	2,810	(1,192,090)
1.46%[2]	6-month EURIBOR	Morgan Stanley & Co. LLC	2/17/22[4]	2/17/27	EUR	40,875	254,157	943	253,214
1.88%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	3/15/27	KRW	34,578,705	90,408	—	90,408
1.91%[1]	3-month KRW Certificate of Deposit	Goldman Sachs International	N/A	3/15/27	KRW	17,289,350	(699)	—	(699)
1.90%[1]	3-month KRW Certificate of Deposit	HSBC Bank PLC	N/A	3/15/27	KRW	17,289,355	13,447	—	13,447
1.45%[1]	6-month PRIBOR	Citibank N.A.	9/20/17[4]	9/20/27	CZK	267,880	(321,782)	—	(321,782)
1.45%[1]	6-month PRIBOR	JPMorgan Chase Bank N.A.	9/20/17[4]	9/20/27	CZK	1,548,228	(1,859,753)	—	(1,859,753)
3.23%[1]	6-month BUBOR	JPMorgan Chase Bank N.A.	9/20/17[4]	9/20/27	HUF	19,130,120	(2,696,299)	—	(2,696,299)
2.06%[1]	6-month EURIBOR	Morgan Stanley & Co. LLC	2/17/27[4]	2/17/37	EUR	23,420	(302,245)	698	(302,943)
Total							$ 4,807,002	$65,604	$ 4,741,398

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

[3]	Amount is less than $500.

[4]	Forward swap.

OTC Total Return Swaps
Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Halcon Resources Corp.	3-month LIBOR minus 1.50%[1]	Merrill Lynch International	4/26/17	USD	200,000	[2]	$272,729	—	$ 272,729
Halcon Resources Corp.	3-month LIBOR minus 3.50%[1]	Merrill Lynch International	5/01/17	USD	250,000	[2]	185,155	—	185,155
SPDR S&P Oil & Gas Explore & Production ETF	1-month LIBOR minus 0.65%[1]	Merrill Lynch International	5/01/17	USD	12,480	[2]	17,235	—	17,235
SPDR S&P Oil & Gas Explore & Production ETF	1-month LIBOR minus 0.65%[1]	Merrill Lynch International	6/15/17	USD	43,480	[2]	(23,486)	—	(23,486)
SPDR S&P Oil & Gas Explore & Production ETF	1-month LIBOR minus 0.65%[1]	Merrill Lynch International	6/16/17	USD	217,403	[2]	(204,481)	—	(204,481)
iBoxx EUR Liquid High Yield Index	3-month EURIBOR[3]	JPMorgan Chase Bank N.A.	6/20/17	EUR	12,730,000	[2]	50,956	$10,388	40,568
iBoxx USD Liquid High Yield Index	3-month LIBOR[3]	Citibank N.A.	6/20/17	USD	73,509		2,163,063	5,250	2,157,813
iBoxx USD Liquid High Yield Index	3-month LIBOR[3]	Goldman Sachs International	6/20/17	USD	75,210		2,145,434	—	2,145,434
Aetna, Inc.	3-month LIBOR plus 0.20%[3]	Goldman Sachs International	9/15/17	USD	30,153	[2]	23,929	—	23,929
SPDR S&P Retail ETF	1-month LIBOR minus 0.90%[1]	Merrill Lynch International	9/15/17	USD	120,000	[2]	29,192	—	29,192
iShares JPMorgan USD Emerging Market Bond Fund ETF	1-month LIBOR plus 0.25%[3]	Citibank N.A.	9/22/17	USD	680,000	[2]	264,678	—	264,678

74	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 3.00%[1]	Merrill Lynch International	10/27/17	USD	35,000	[2]	$(36,439)	—	$ (36,439)
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 0.50%[1]	Merrill Lynch International	11/01/17	USD	12,500	[2]	5,878	—	5,878
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 1.60%[1]	Citibank N.A.	11/11/17	USD	30,000	[2]	(43,025)	—	(43,025)
Mallinckrodt PLC	3-month LIBOR minus 0.60%[1]	BNP Paribas S.A.	11/16/17	USD	6,500	[2]	51,704	—	51,704
iShares Russell 2000 ETF	1-month LIBOR minus 0.60%[1]	Citibank N.A.	11/17/17	USD	10,000	[2]	6,063	—	6,063
iShares Russell 2000 ETF	1-month LIBOR minus 0.50%[1]	Citibank N.A.	12/02/17	USD	25,000	[2]	22,854	—	22,854
Aetna, Inc.	3-month LIBOR plus 0.20%[3]	Merrill Lynch International	12/15/17	USD	77,411	[2]	(512,104)	—	(512,104)
Centene Corp.	3-month LIBOR plus 0.20%[3]	Merrill Lynch International	12/15/17	USD	120,000	[2]	320,602	—	320,602
Mallinckrodt PLC	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	1/18/18	USD	4,000	[2]	10,980	—	10,980
Ally Financial, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	1/24/18	USD	3,200	[2]	(3,484)	—	(3,484)
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	1/26/18	USD	10,000	[2]	43,727	—	43,727
Hewlett Packard Enterprise Co.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	1/30/18	USD	25,000	[2]	(42,564)	—	(42,564)
Western Digital Corp.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	2/16/18	USD	20,000	[2]	(169,183)	—	(169,183)
Hewlett Packard Enterprise Co.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	2/27/18	USD	25,000	[2]	(29,415)	—	(29,415)
Valeant Pharmaceuticals International, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	2/28/18	USD	10,000	[2]	39,531	—	39,531
Freeport-McMoRan, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	3/02/18	USD	20,000	[2]	403	—	403
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	3/07/18	USD	10,000	[2]	24,591	—	24,591
Express Scripts Holding Co.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	3/07/18	USD	5,000	[2]	7,596	—	7,596
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.85%[1]	BNP Paribas S.A.	3/07/18	USD	25,000	[2]	(16,215)	—	(16,215)
Transdigm Group, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	3/07/18	USD	2,000	[2]	37,248	—	37,248
CONSOL Energy, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	3/09/18	USD	20,000	[2]	(39,097)	—	(39,097)
Ally Financial, Inc.	3-month LIBOR[1]	Merrill Lynch International	3/21/18	USD	30,000	[2]	4,674	—	4,674
Transdigm Group, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	3/21/18	USD	1,750	[2]	(4,538)	—	(4,538)
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.90%[1]	Bank of America N.A.	2/15/45	USD	30,035		(3,083,100)	$52,744	(3,135,844)
Total							$ 1,521,091	$68,382	$ 1,452,709

[1]	The Fund pays the total return of the reference entity and receives the floating rate.

[2]	Contract amount shown.

[3]	The Fund receives the total return of the reference entity and pays the floating rate.

BLACKROCK FUNDS II	MARCH 31, 2017	75

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Counterparty	Expiration Date	Net Notional Amount		Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short[1]	Bank of America N.A.	4/17/17	USD	3,958,051	$116,715	[2]	$4,077,242

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-110 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Month

EUR 1 Week

GBP 1 Week

[2]	Amount includes $(2,476) of dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of March 31, 2017, expiration date 4/17/17:

	Shares	Value
Reference Entity — Long
Eurobank Ergasias SA	1,688,592	$1,031,762
Hellenic Telecommunications Organization SA	398,001	3,739,286
National Bank of Greece SA	4,893,153	1,252,129
Total Reference Entity — Long		6,023,177

	Shares	Value
Reference Entity — Short
Deutsche Bank AG	(27,226)	$(65,060)
Deutsche Bank AG	(27,226)	(468,044)
Tullow Oil PLC	(478,978)	(1,412,831)
Total Reference Entity — Short		(1,945,935)
Net Value of Reference Entity — Bank of America N.A.		$4,077,242

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

76	BLACKROCK FUNDS II	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,479,522,633	$211,764,199	$3,691,286,832
Common Stocks[1]	$219,187,160	2,653,278	4,053,062	225,893,500
Corporate Bonds	—	7,738,449,849	1,398,237	7,739,848,086
Floating Rate Loan Interests	—	471,543,252	68,049,219	539,592,471
Foreign Agency Obligations	—	529,534,571	—	529,534,571
Foreign Government Obligations	—	2,755,520,005	—	2,755,520,005
Investment Companies	752,342,275	—	—	752,342,275
Non-Agency Mortgage-Backed Securities	—	2,028,454,841	337,410,453	2,365,865,294
Preferred Securities	39,779,676	736,751,775	2,710,993	779,242,444
Taxable Municipal Bonds	—	701,135,071	—	701,135,071
U.S. Government Sponsored Agency Securities	—	22,875,901,643	10,086,112	22,885,987,755
U.S. Treasury Obligations	—	4,226,110,221	—	4,226,110,221
Short-Term Securities:
Borrowed Bond Agreements	—	1,869,366,955	—	1,869,366,955
Money Market Funds	852,843,681	—	—	852,843,681
Options Purchased:
Equity contracts	56,929,265	3,409,553	—	60,338,818
Foreign currency exchange contracts	—	57,637,211	—	57,637,211
Interest rate contracts	17,361,500	96,911,357	—	114,272,857
Liabilities:
Investments:
Investments Sold Short	—	(8,068,736)	—	(8,068,736)
TBA Sale Commitments	—	(21,401,496,177)	—	(21,401,496,177)
Borrowed Bonds	—	(1,693,245,130)	—	(1,693,245,130)

Total	$1,938,443,557	$24,470,092,172	$635,472,275	$27,044,008,004

[1] See above Consolidated Schedule of Investments for values in each country.

Derivative Financial Instruments[1]
Assets:
Commodity contracts	$1,394,660	—	—	$1,394,660
Credit contracts	—	$12,520,649	—	12,520,649
Equity contracts	1,524,868	5,788,731	—	7,313,599
Foreign currency exchange contracts	—	72,194,447	—	72,194,447
Interest rate contracts	3,218,126	170,786,742	—	174,004,868
Other contracts	—	1,393,023	—	1,393,023
Liabilities:
Commodity contracts	(42,150)	—	—	(42,150)
Credit contracts	—	(17,312,286)	—	(17,312,286)
Equity contracts	(8,570,186)	(1,124,363)	—	(9,694,549)
Foreign currency exchange contracts	—	(214,230,279)	—	(214,230,279)
Interest rate contracts	(43,402,901)	(199,446,991)	—	(242,849,892)
Other contracts	—	(3,138,325)	—	(3,138,325)

Total	$(45,877,583)	$(172,568,652)	—	$(218,446,235)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $295,136,341 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	MARCH 31, 2017	77

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2016	$669,367,383	$1,571,690	$1,425,851	$71,630,957	$311,179,654	$2,739,032	$ 989,814	$1,058,904,381
Transfers into Level 3	—	—	—	2,929,562	39,630,848	—	—	42,560,410
Transfers out of Level 3[1]	(502,595,411)	—	—	(904,624)	(5,520,850)	—	(989,814)	(510,010,699)
Other[2]	9,546,194	—	—	—	(9,546,194)	—	—	—
Accrued discounts/premiums	425,856	—	—	82,069	772,349	—	—	1,280,274
Net realized gain (loss)	273,772	—	(128,413)	—	1,160,060	—	—	1,305,419
Net change in unrealized appreciation (depreciation)[3]	724,857	28,349	100,799	90,747	1,297,788	(28,039)	16,112	2,230,613
Purchases	62,595,607	2,453,023	—	3,220,508	54,926,859	—	10,070,000	133,265,997
Sales	(28,574,059)	—	—	(9,000,000)	(56,490,061)	—	—	(94,064,120)

Closing Balance, as of March 31, 2017	$211,764,199	$4,053,062	$1,398,237	$68,049,219	$337,410,453	$2,710,993	$10,086,112	$635,472,275

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[3]	$365,571	$28,349	$100,799	$90,747	$1,741,171	$(28,039)	$ 16,112	$2,314,710

[1]

As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

78	BLACKROCK FUNDS II	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 23, 2017